SECURITIES AND EXCHANGE COMMISSION

                                          Washington, D.C. 20549

                                                Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.  30  (File No. 33-5102)                          X
                             ----                                            --

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.  33  (File No. 811-4647)                                        X
              ----                                                           --

IDS SPECIAL TAX-EXEMPT SERIES TRUST
IDS Tower 10
Minneapolis, Minnesota  55440-0010

Leslie L. Ogg - 901 Marquette Avenue South, Suite 2810
Minneapolis, MN  55402-3268
(612) 330-9283

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box) immediately upon filing pursuant to paragraph (b)
     X on Aug. 28, 1998 pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1) 75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Cross reference sheet showing the location in the prospectus and Statement of Additional Information of the information called for by items enumerated in Parts A and B of Form N-1A.

Negative answers omitted are so indicated.

                PART A

Item No.       Section in Prospectus
1              Cover page of prospectus

2  (a)         Sales charge and Fund expenses
   (b)         The Fund in brief
   (c)         The Fund in brief

3  (a)         Financial highlights
   (b)         NA
   (c)         Performance
   (d)         Financial highlights

4  (a)         The Fund in brief; Investment policies and risks; How the Fund is organized
   (b)         Investment policies and risks
   (c)         Investment policies and risks

5  (a)         Board members and officers
   (b)(i)      Investment manager; About American Express Financial Corporation
               - General information
   (b)(ii)     Investment manager
   (b)(iii)    Investment manager
   (c)         Portfolio manager
   (d)         Administrator and transfer agent
   (e)         Administrator and transfer agent
   (f)         Distributor
   (g)         Investment manager; About American Express Financial Corporation
               - General information

5A(a)          *
   (b)         *

6  (a)         Shares; Voting rights
   (b)         NA
   (c)         NA
   (d)         Voting rights
   (e)         Cover page; Special shareholder services
   (f)         Dividend and capital gain distributions; Reinvestments
   (g)         Taxes
   (h)         Alternative purchase arrangements

7  (a)         Distributor
   (b)         Valuing Fund shares
   (c)         How to purchase, exchange or redeem shares
   (d)         How to purchase shares
   (e)         NA
   (f)         Distributor
   (g)         Alternative purchase arrangements; Reductions and waivers of the sales charge

8  (a)         How to redeem shares
   (b)         NA
   (c)         How to purchase shares: Three ways to invest
   (d)         How to purchase, exchange or redeem shares: Redemption policies
               - "Important...

9              None

               PART B

Item No.       Section in Statement of Additional Information
10             Cover page of SAI

11             Table of Contents

12             NA

13 (a)         Additional Investment Policies; all appendices except Dollar-Cost
               Averaging
   (b)         Additional Investment Policies
   (c)         Additional Investment Policies
   (d)         Security Transactions

14 (a)         Board members and officers**; Board Members and Officers
   (b)         Board Members and Officers
   (c)         Board Members and Officers

15 (a)         NA
   (b)         Principal Holders of Securities, if applicable
   (c)         Board Members and Officers

16 (a)(i)      How the Fund is organized; About the American Express Financial
               Corporation**
   (a)(ii)     Agreements: Investment Management Services Agreement, Plan and
               Agreement of Distribution
   (a)(iii)    Agreements: Investment Management Services Agreement
   (b)         Agreements: Investment Management Services Agreement
   (c)         NA
   (d)         Agreements: Administrative Services Agreement, Shareholder
               Service Agreement
   (e)         NA
   (f)         Agreement: Distribution Agreement
   (g)         NA
   (h)         Custodian Agreement; Independent Auditors
   (i)         Agreements: Transfer Agency Agreement; Custodian Agreement
17 (a)         Security Transactions
   (b)         Brokerage Commissions Paid to Brokers Affiliated with American
               Express Financial Corporation
   (c)         Security Transactions
   (d)         Security Transactions
   (e)         Security Transactions

18 (a)         Shares; Voting rights**
   (b)         NA

19(a)          Investing in the Fund
   (b)         Valuing Fund Shares; Investing in the Fund
   (c)         Redeeming Shares

20             Taxes

21 (a)         Agreements: Distribution Agreement
   (b)         NA
   (c)         NA

22 (a)         Performance Information (for money market funds only)
   (b)         Performance Information (for all funds except money market funds)
23             Financial Statements

*    Designates information is located in annual report.
**   Designates location in prospectus.

                   1
IDS California Tax-Exempt Trust
IDS Special Tax-Exempt Series Trust
     California Tax-Exempt Fund
     Massachusetts Tax-Exempt Fund
     Michigan Tax-Exempt Fund
     Minnesota Tax-Exempt Fund
     New York Tax-Exempt Fund
     Ohio Tax-Exempt Fund


Prospectus
August 28, 1998



The goal of each Fund is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation.


This prospectus contains facts that can help you decide if a Fund is the right investment for you. Read it before you invest and keep it for future reference.

Additional facts about each Fund are in a Statement of Additional Information
(SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated by reference. For a free copy, contact American Express Shareholder Service.


Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please note that the Funds:

o    are not bank deposits
o    are not federally insured
o    are not endorsed by any bank or government agency
o    are not guaranteed to achieve their goals

American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
800-862-7919
TTY:  800-846-4852
Web site address: http://www.americanexpress.com/advisors

Table of contents


The Funds in brief
         Goal
         Investment policies and risks
         Manager and distributor
         Portfolio manager
         Alternative purchase arrangements


Sales charge and Fund expenses

Performance
         Financial highlights
         Total returns
         Yield

Investment policies and risks
 Facts about investments and their risks
 Alternative investment option
 Valuing Fund shares

How to purchase, exchange or redeem shares
 Alternative purchase arrangements
 How to purchase shares
 How to exchange shares
 How to redeem shares Reductions and waivers of the sales charge

Special shareholder services
         Services
         Quick telephone reference

Distributions and taxes
         Dividend and capital gain distributions
         Reinvestments
         Taxes
         How to determine the correct TIN

How the Funds are organized
 Shares
 Voting rights
 Shareholder meetings
 Board members and officers
 Investment manager
 Administrator and transfer agent
 Distributor

About American Express Financial Corporation
         General information
         Year 2000


Appendices
         Description of bond ratings
         1998 state tax-exempt and taxable equivalent yield calculations Descriptions of derivative instruments

The Funds in brief

Goal

Each Fund seeks to provide shareholders a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the goal.

Investment policies and risks

Each Fund is a non-diversified mutual fund that invests primarily in high- or medium-grade municipal securities that are generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds subject to the alternative minimum tax computation. Other investments may include debt securities sold at a deep discount, taxable investments and derivative instruments.


Each of the Funds may invest in lower-quality securities that tend to be more price volatile than higher-quality securities. Additionally, non-diversified mutual funds may have more market risk than funds that have broader diversification. For further information, refer to the later section in this prospectus titled "Investment policies and risks."


Manager and distributor


The Funds are managed by American Express Financial Corporation (AEFC), a provider of financial services since 1894. AEFC currently manages more than $80 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Funds are sold through American Express Financial Advisors Inc. (AEFA), a wholly-owned subsidiary of AEFC.


Portfolio manager


Paul Hylle joined AEFC in 1993 and serves as portfolio manager for each Fund. He also is portfolio manager of IDS Insured Tax-Exempt Fund. Prior to joining AEFC, he had been a portfolio manager at Lutheran Brotherhood.


Alternative purchase arrangements

Each Fund offers its shares in two classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within six years of purchase and an annual distribution (12b-1) fee.

Sales charge and Fund expenses


Shareholder transaction expenses are incurred directly by an investor on the purchase or redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of shares. Operating expenses are reflected in each Fund's daily share price and dividends, and are not charged directly to shareholder accounts.


Shareholder transaction expenses

Maximum sales charge on purchases (as a percentage of offering price)*


           California        Massachusetts         Michigan       Minnesota         New York       Ohio
Class A           5%             5%                  5%                5%               5%         5%
Class B           0%             0%                  0%                0%               0%         0%


Maximum deferred sales charge imposed on redemptions (as a percentage of original purchase price)


           California        Massachusetts         Michigan       Minnesota         New York       Ohio
Class A           0%             0%                  0%                0%               0%         0%
Class B           5%             5%                  5%                5%               5%         5%


Annual Fund operating expenses (as a percentage of average daily net assets):

California


                                 Class A                   Class B
Management fee                    0.47%                      0.47%
12b-1 fee                         0.00%                      0.75%
Other expenses**                  0.28%                      0.28%
Total                             0.75%                      1.50%


Massachusetts


                                Class A                   Class B
Management fee                    0.47%                      0.47%
12b-1 fee                         0.00%                      0.75%
Other expenses**                  0.35%                      0.35%
Total                             0.82%                      1.57%

Michigan


                                 Class A                   Class B
Management fee                    0.47%                      0.47%
12b-1 fee                         0.00%                      0.75%
Other expenses**                  0.35%                      0.35%
Total                             0.82%                      1.57%


Minnesota


                                  Class A                   Class B
Management fee                    0.46%                      0.46%
12b-1 fee                         0.00%                      0.75%
Other expenses**                  0.29%                      0.29%
Total                             0.75%                      1.50%


New York


                                  Class A                   Class B
Management fee                    0.47%                      0.47%
12b-1 fee                         0.00%                      0.75%
Other expenses**                  0.32%                      0.33%
Total                             0.79%                      1.55%


Ohio


                                  Class A                   Class B
Management fee                    0.47%                      0.47%
12b-1 fee                         0.00%                      0.75%
Other expenses**                  0.36%                      0.37%
Total                             0.83%                      1.59%


*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge." **Other expenses include an administrative services fee, a shareholder services fee, a transfer agency fee and other nonadvisory expenses.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:

California


              1 year      3 years               5 years              10 years
Class A        $57          $73                  $ 90                 $139
Class B        $65          $87                  $102                 $159**
Class B*       $15          $47                  $ 82                 $159**


Massachusetts


                 1 year       3 years       5 years              10 years
Class A            $58          $75          $ 93                 $147
Class B            $66          $90          $106                 $167**
Class B*           $16          $50          $ 86                 $167**


Michigan


                 1 year       3 years       5 years              10 years
Class A            $58          $75          $ 93                 $147
Class B            $66          $90          $106                 $167**
Class B*           $16          $50          $ 86                 $167**


Minnesota


               1 year      3 years       5 years              10 years
Class A          $57         $73          $ 90                 $139
Class B          $65         $87          $102                 $159**
Class B*         $15         $47          $ 82                 $159**


New York


               1 year      3 years       5 years              10 years
Class A          $58         $74          $ 92                 $143
Class B          $66         $89          $105                 $164**
Class B*         $16         $49          $ 85                 $164**

Ohio


                 1 year     3 years         5 years              10 years
Class A            $58        $75            $ 94                 $148
Class B            $66        $90            $107                 $169**
Class B*           $16        $50            $ 87                 $169**

*Assuming Class B shares are not redeemed at the end of the period.
**Based on conversion of Class B shares to Class A shares in the ninth year.


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.

Performance

Financial highlights

Performance
IDS California Tax-Exempt Trust
IDS California Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,
                               Per share income and capital changes(a)
                                     Class A
                          1998     1997    1996  1995  1994    1993   1992  1991   1990   1989c   1988b
Net asset value,         $5.24    $5.15   $5.16 $5.13 $5.41   $5.18  $4.94 $4.89  $4.97   $4.82   $4.66
beginning of period
                               Income from investment operations:
Net investment             .29      .29     .28   .30   .31     .30    .31   .32    .32     .16     .32
income (loss)

Net gains (losses)         .11      .10     .02   .03 (.28)     .23    .24   .05  (.08)     .15     .16
(both realized
and unrealized)

Total from investment      .40      .39     .30   .33   .03     .53    .55   .37    .24     .31     .48
operations
                               Less distributions:
Distributions from net   (.29)    (.29)   (.28) (.30) (.31)   (.30)  (.31) (.32)  (.32)   (.16)   (.32)
investment income

Distributions from          --    (.01)   (.03)    --    --      --     --    --     --      --      --
realized gains

Total distributions      (.29)    (.30)   (.31) (.30) (.31)   (.30)  (.31) (.32)  (.32)   (.16)   (.32)

Net asset value,         $5.35    $5.24   $5.15 $5.16 $5.13   $5.41  $5.18 $4.94  $4.89   $4.97  $4 .82
end of period
                               Ratios/supplemental data:
                                      Class
                                        A
                          1998     1997    1996  1995  1994    1993   1992  1991   1990   1989c   1988b
Net assets, end of        $239     $232    $234  $239  $255    $261   $222  $185   $142
                                                                                          $95     $63
period (in millions)

Ratio of expenses to       .75%%    .77%+  .80%  .65%  .61%    .63%   .64%  .60%   .62%   .64%e    .72%
average daily net
assets(d)

Ratio of net income      5.24%    5.64%   5.40% 5.89% 5.67%   5.78%  6.16% 6.51%  6.53%  6.67%e    6.61%
(loss)
to average daily net
assets

Portfolio turnover         15%      14%     15%   48%   27%      5%     7%   23%    20%      6%     13%
rate
(excluding short-term
securities)

Total return(f)             7.7%     7.8%    6.0%  6.5%   .4%   10.8%  11.4%  7.7%   5.0%    6.5%   10.5%


a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Fiscal year ended Dec. 31, 1988.
c Six months ended June 30, 1989. The Fund's fiscal year end was changed from
  Dec. 31 to June 30, effective 1989.
d Effective fiscal year 1996, expense ratio is based on total expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.


IDS California Tax-Exempt Trust
IDS California Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,
                               Per share income and capital changesa
                                        Class
                                        B
                          1998     1997   1996  1995b
Net asset value,         $5.24    $5.15  $5.16  $5.21
beginning of period
                               Income from investment operations:
Net investment             .25      .25    .24    .09
income (loss)

Net gains (losses)         .11      .10    .02
                                                (.05)
(both realized
and unrealized)

Total from investment      .36      .35    .26    .04
operations
                               Less distributions:
Distributions from net   (.25)    (.25)  (.24)  (.09)
investment income

Distributions from          --    (.01)  (.03)     --
realized gains

Total distributions      (.25)    (.26)  (.27)  (.09)

Net asset value,         $5.35    $5.24  $5.15  $5.16
end of period
                               Ratios/supplemental data:
                                        Class
                                        B
                          1998     1997   1996  1995b
Net assets, end of         $15      $10     $6     $2
period (in millions)

Ratio of expenses to      1.5%    1.52%  1.57% 1.51%d
average daily net
assets(c)

Ratio of net income      4.50%    4.94%  4.64% 4.87%d
(loss)
to average daily net
assets

Portfolio turnover         15%      14%    15%    48%
rate
(excluding short-term
securities)

Total return(e)             6.9%     7.0%   5.2%    .8%


a For a share outstanding throughout the period. Rounded to the nearest cent. b Inception date was March 20, 1995.
c Effective  fiscal year 1996,  expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances. d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS Massachusetts Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,
                     Per share income and capital changes(a)
                                      Class
                                        A
                           1998   1997   1996  1995  1994   1993  1992  1991  1990  1989
Net asset value,          $5.42  $5.30  $5.27 $5.24 $5.49  $5.20 $4.96 $4.88 $5.01 $4.91
beginning of period
                                       Income from investment operations:
Net investment              .29    .29    .28   .30   .30    .30   .31   .32   .32   .32
income (loss)

Net gains (losses)          .14    .12    .03   .03 (.25)    .29   .24   .08 (.12)   .12
(both realized
and unrealized)

Total from investment       .43    .41    .31   .33   .05    .59   .55   .40   .20   .44
operations
                                       Less distributions:
Distributions from net    (.29)  (.29)  (.28) (.30) (.30)  (.30) (.31) (.32) (.32) (.32)
investment income

Distributions from           --     --     --    --    --     --    --    -- (.01) (.02)
realized gains

Total distributions       (.29)  (.29)  (.28) (.30) (.30)  (.30) (.31) (.32) (.33) (.34)

Net asset value,          $5.56  $5.42  $5.30 $5.27 $5.24  $5.49 $5.20 $4.96 $4.88 $5.01
end of period
                                       Ratios/supplemental data:
                                      Class
                                        A
                           1998   1997   1996  1995  1994   1993  1992  1991  1990  1989
Net assets, end of          $67    $67    $68   $68   $72    $64   $44   $27   $19   $13
period (in millions)

Ratio of expenses to       .82%   .84%   .86%  .72%  .69%   .72%  .72%  .69%  .70%  .84%
average daily net
assets(b)

Ratio of net income       5.17%  5.32%  5.26% 5.74% 5.40%  5.57% 6.05% 6.53% 6.59% 6.55%
(loss)
to average daily net
assets

Portfolio turnover rate      9%     8%     6%   16%    6%    --%    2%   16%   36%   25%
(excluding short-term
securities)

Total return(c)              8.1%   7.8%   6.0%  6.5%   .9%  11.5% 11.4%  8.5%  4.2%  9.2%


a For a share outstanding throughout the period. Rounded to the nearest cent. b
Effective fiscal year 1996, expense ratio is based on total
  expenses of the Fund before  reduction of earnings credits on cash balances.
c Total return does not reflect payment of a sales charge.

IDS Special Tax-Exempt Series Trust
IDS Massachusetts Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,
                                    Per share income and capital changes(a)
                                            Class B
                               1998    1997     1996     1995b
Net asset value,              $5.42   $5.30    $5.27     $5.31
beginning of period
                                    Income from investment operations:
Net investment                  .24     .25      .24       .09
income (loss)

Net gains (losses)              .14     .12      .03     (.04)
(both realized
and unrealized)

Total from investment           .38     .37      .27       .05
operations
                                    Less distributions:
Distributions from net        (.24)   (.25)    (.24)     (.09)
investment income

Net asset value,              $5.56   $5.42    $5.30     $5.27
end of period
                                    Ratios/supplemental data:
                                            Class B
                               1998    1997     1996      1995b
Net assets, end                 $13      $8       $6        $2
of
period (in
millions)

Ratio of expenses to          1.57%   1.59%    1.63%    1.59%d
average daily net
assets(c)

Ratio of net income           4.43%   4.58%    4.51%    4.83%d
(loss)
to average daily net
assets

Portfolio turnover rate          9%      8%       6%       16%
(excluding short-term
securities)

Total return(e)                  7.3%    7.0%     5.2%       .9%


a For a share outstanding throughout the period. Rounded to the nearest cent. b Inception date was March 20, 1995.
c Effective  fiscal year 1996,  expense ratio is based on total expenses of the Fund before reduction of earnings credit on cash balances. d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS Michigan Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,
                              Per share income and capital changes(a)
                                      Class
                                        A
                         1998   1997    1996  1995   1994   1993  1992  1991  1990   1989
Net asset value,        $5.44  $5.36   $5.39 $5.35  $5.60  $5.31 $5.04 $4.96 $5.08  $4.85
beginning of period
                              Income from investment operations:
Net investment            .29    .29     .30   .30    .31    .31   .32   .32   .32    .32
income (loss)

Net gains (losses)        .13    .08     .04   .05  (.25)    .29   .27   .08 (.12)    .23
(both realized
and unrealized)

Total from investment     .42    .37     .34   .35    .06    .60   .59   .40   .20    .55
operations
                              Less distributions:
Distributions from net  (.29)  (.29)   (.30) (.31)  (.31)  (.31) (.32) (.32) (.32)  (.32)
investment income

Distributions from         --     --   (.07)    --     --     --    --    --    --     --
realized gains

Total distributions     (.29)  (.29)   (.37) (.31)  (.31)  (.31) (.32) (.32) (.32)  (.32)

Net asset value,        $5.57  $5.44   $5.36 $5.39  $5.35  $5.60 $5.31 $5.04 $4.96  $5.08
end of period
                              Ratios/supplemental data:
                                      Class
                                        A
                         1998   1997    1996  1995   1994   1993  1992  1991  1990   1989
Net assets, end of        $77    $77     $79   $78    $77    $72   $55   $41   $29    $16
period (in millions)

Ratio of expenses to     .82%   .81%    .82%  .70%   .65%   .68%  .67%  .67%  .71%   .81%
average daily net
assets(b)

Ratio of net income     5.19%  5.38%   5.37% 5.71%  5.43%  5.64% 6.18% 6.45% 6.47%  6.50%
(loss)
to average daily net
assets

Portfolio turnover        10%    21%     29%   48%    16%     2%   --%    3%    5%    10%
rate
(excluding short-term
securities)

Total return(c)            7.7%   7.1%    6.3%  6.6%   1.0%  11.6% 12.0%  8.3%  4.1%  11.7%


a For a share outstanding throughout the period. Rounded to the nearest cent. b
Effective fiscal year 1996, expense ratio is based on total
  expenses of the Fund before reduction of earnings credits on cash balances.
c Total return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS Michigan Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,
                                Per share income and capital changes(a)
                                        Class B
                           1998    1997      1996  1995b
Net asset value,          $5.44   $5.36     $5.39  $5.43
beginning of period
                                Income from investment operations:
Net investment              .25     .25       .25    .09
income (loss)

Net gains (losses)          .13     .08       .04  (.04)
(both realized
and unrealized)

Total from investment       .38     .33       .29    .05
operations
                                Less distributions:
Distributions from net    (.25)   (.25)     (.25)  (.09)
investment income

Distributions from           --      --     (.07)     --
realized gains

Total distributions       (.25)   (.25)     (.32)  (.09)

Net asset value,          $5.57   $5.44     $5.36  $5.39
end of period
                                Ratios/supplemental data:
                                        Class B
                           1998    1997      1996  1995b
Net assets, end of           $5      $4        $3     $1
period (in millions)

Ratio of expenses to      1.57%   1.56%     1.59% 1.62%c
average daily net
assets(d)

Ratio of net income       4.44%   4.65%     4.63% 4.89%c
(loss)
to average daily net
assets

Portfolio turnover          10%     21%       29%    48%
rate
(excluding short-term
securities)

Total return(e)            6.9%    6.3%      5.6%    .9%


a For a share outstanding throughout the period. Rounded to the nearest cent. b nception date was March 20, 1995.
c Adjusted to an annual basis.
d Effective fiscal year 1996, expense ratio is based on total expenses of the
  Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.


Performance

IDS Special Tax-Exempt Series Trust
IDS Minnesota Tax-Exempt Fund
Financial highlights


Fiscal period ended June 30,
                               Per share income and capital changes(a)
                                     Class A
                          1998     1997    1996  1995  1994    1993   1992  1991   1990  1989c  1988b
Net asset value,         $5.30    $5.20   $5.19 $5.16 $5.44   $5.22  $5.01 $4.95  $5.05  $4.86  $4.76
beginning of period
                               Income from investment operations:
Net investment             .30      .31     .30   .31   .31     .31    .33   .33    .32    .16    .33
income (loss)

Net gains (losses)         .11      .10     .01   .03 (.28)     .22    .21   .06  (.10)    .19    .10
(both realized
and unrealized)

Total from investment      .41      .41     .31   .34   .03     .53    .54   .39    .22    .35    .43
operations
                               Less distributions:
Distributions from net   (.30)    (.31)   (.30) (.31) (.31)   (.31)  (.33) (.33)  (.32)  (.16)  (.33)
investment income

Net asset value,         $5.41    $5.30   $5.20 $5.19 $5.16   $5.44  $5.22 $5.01  $4.95  $5.05  $4.86
end of period
                               Ratios/supplemental data:
                                      Class
                                        A
                          1998     1997    1996  1995  1994    1993   1992  1991   1990  1989c  1988b
Net assets, end of        $385     $376    $393  $403  $408    $402   $313  $233   $181   $121    $82
period (in millions)

Ratio of expenses to      .75%      .75%+  .80%  .67%  .66%    .67%   .66%  .63%   .64%  .65%e   .65%
average daily net
assets(d)

Ratio of net income      5.61%    5.81%   5.66% 6.01% 5.73%   5.91%  6.43% 6.67%  6.62%  6.84%ee  6.73%
(loss)
to average daily net
assets

Portfolio turnover          8%      14%     13%   28%   13%      2%     7%   10%     8%    --%    14%
rate
(excluding short-term
securities)

Total return(f)           8.0%     8.1%    5.9%  6.8%   .4%   10.5%  11.0%  8.2%   4.8%   7.4%   9.3%


a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Fiscal year ended Dec. 31, 1988.
c Six months ended June 30, 1989. The Fund's fiscal year end was changed from
  Dec. 31 to June 30, effective 1989.
d Effective fiscal year 1996, expense ratio is based on total expenses of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS Minnesota Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,
                               Per share income and capital changes(a)
                                        Class
                                        B
                          1998     1997   1996  1995b
Net asset value,         $5.30    $5.20  $5.19  $5.24
beginning of period
                               Income from investment operations:
Net investment             .26      .27    .26    .09
income (loss)

Net gains (losses)         .11      .10    .01  (.05)
(both realized
and unrealized)

Total from investment      .37      .37    .27    .04
operations
                               Less distributions:
Distributions from net   (.26)    (.27)  (.26)  (.09)
investment income

Net asset value,         $5.41    $5.30  $5.20  $5.19
end of period
                               Ratios/supplemental data:
                                        Class
                                        B
                          1998     1997   1996  1995b
Net assets, end of         $31      $22    $16     $4
period (in millions)

Ratio of expenses to     1.50%    1.50%  1.57% 1.27%d
average daily net
assets(c)

Ratio of net income      4.86%    5.05%  4.94% 5.40%d
(loss)
to average daily net
assets

Portfolio turnover          8%      14%    13%    28%
rate
(excluding short-term
securities)

Total return(e)             7.2%     7.2%   5.2%    .8%


a For a share outstanding throughout the period. Rounded to the nearest cent. b Inception date was March 20, 1995. c Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS New York Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,
                                  Per share income and capital changesa
                                                                    Class A
                             1998     1997    1996     1995    1994       1993    1992    1991    1990   1989c   1988b
Net asset value,            $5.15    $5.06   $5.09    $5.12   $5.41      $5.13   $4.86   $4.80   $4.87   $4.73   $4.58
beginning of period
                                  Income from investment operations:
Net investment                .27      .28     .29      .30     .30        .30     .31     .31     .31     .16     .31
 income (loss)

Net gains (losses)            .14      .09   (.03)    (.03)   (.29)        .28     .27     .06   (.07)     .14     .15
(both realized
and unrealized)

Total from investment         .41      .37     .26      .27     .01        .58     .58     .37     .24     .30     .46
operations

                                  Less distributions:
Distributions from net      (.27)    (.28)   (.29)    (.30)   (.30)      (.30)   (.31)   (.31)   (.31)   (.16)   (.31)
investment income

Net asset value,            $5.29    $5.15   $5.06    $5.09   $5.12      $5.41   $5.13   $4.86   $4.80   $4.87   $4.73
end of period

                                  Ratios/supplemental data
                                                                    Class A
                             1998     1997    1996     1995    1994       1993    1992    1991    1990   1989c   1988b
Net assets, end of           $105     $108    $115     $120    $120       $117     $95     $79     $68     $49     $34
period (in millions)

Ratio of expenses to         .79%     .81%    .82%     .70%    .65%       .67%    .67%    .65%    .65%   .66%e    .71%
average daily net assets(d)

Ratio of net income         5.22%    5.55%   5.51%    6.00%   5.61%      5.79%   6.26%   6.53%   6.57%  6.78%e   6.61%
(loss) to average daily
net assets

Portfolio turnover rate       10%      12%      9%      20%     10%        --%      8%     17%      8%      1%      6%
(excluding short-term
securities)

Total return(f)                8.2%     7.6%    5.2%     5.5%     .1%      11.6%   12.3%    8.2%    5.0%    6.5%   10.3%


a For a share outstanding throughout the period.  Rounded to the nearest cent.
b Fiscal year ended Dec. 31, 1988.
c Six months ended June 30, 1989. The Fund's fiscal year end was changed from
  Dec.31 to June 30, effective 1989.
d Effective fiscal year 1996, expense ratio is based on total expense of the
  Fund before reduction of earnings credits on cash balances.
e Adjusted to an annual basis.
f Total return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS New York Tax-Exempt Fund
Financial highlights

Fiscal period ended June 30,
                              Per share income and capital changesa
                                              Class B
                                  1998       1997       1996       1995b
Net asset value,                 $5.15      $5.06      $5.09       $5.17
beginning of period

                              Income from investment operations:
Net investment                     .23        .25        .25         .09
income (loss)

Net gains (losses)                 .14        .09      (.03)       (.08)
(both realized
and unrealized

Total from investment              .37        .34        .22         .01
operations

                              Less distributions:
Distributions from net           (.23)      (.25)      (.25)       (.09)
investment income

Net asset value,                 $5.29      $5.15      $5.06       $5.09
end of period

                              Ratios/supplemental data
                                               Class B
                                  1998       1997       1996       1995(b)
Net assets, end of                 $10         $8         $5          $2
period (in millions)

Ratio of expenses to             1.55%      1.56%      1.59%      1.59%d
average daily net assets(c)

Ratio of net income (loss)       4.47%      4.81%      4.79%      5.42%d
to average daily net assets

Portfolio turnover rate            10%        12%         9%         20%
(excluding short-term
securities)

Total return(e)                    7.4%       6.8%       4.4%         .2%


a For a share outstanding throughout the period. Rounded to the nearest cent. b Inception date was March 20, 1995. c Effective fiscal year 1996, expense ratio is based on total expense of the
  Fund before  reduction of earnings  credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS Ohio Tax-Exempt Fund


Fiscal period ended June 30,
                                 Per share income and capital changes(a)
                                     Class A
                            1998   1997   1996  1995  1994    1993  1992  1991   1990   1989
Net asset value,           $5.38  $5.28  $5.28 $5.26 $5.58   $5.28 $5.01 $4.94  $5.04  $4.87
beginning of period

                                 Income from investment operations:
Net investment               .29    .29    .29   .29   .30     .30   .31   .32    .31    .31
income (loss)

Net gains (losses)           .12    .10    .01   .03 (.32)     .31   .27   .07  (.09)    .18
(both realized
and unrealized)

Total from investment        .41    .39    .30   .32 (.02)     .61   .58   .39    .22    .49
operations
                                 Less distributions:
Distributions from net     (.29)  (.29)  (.29) (.30) (.30)   (.30) (.31) (.32)  (.31)  (.31)
investment income

Distributions from            --     --  (.01)    --    --   (.01)    --    --  (.01)  (.01)
realized gains

Total distributions        (.29)  (.29)  (.30) (.30) (.30)   (.31) (.31) (.32)  (.32)  (.32)

Net asset value,           $5.50  $5.38  $5.28 $5.28 $5.26   $5.58 $5.28 $5.01  $4.94  $5.04
end of period
                                 Ratios/supplemental data:
                                     Class A
                            1998   1997   1996  1995  1994    1993  1992  1991   1990   1989
Net assets, end of           $67    $67    $72   $73   $72     $65   $47   $33    $25    $16
period (in millions)

Ratio of expenses to        .83%   .83%   .85%  .71%  .66%    .67%  .70%  .68%   .70%   .82%
average daily net assets(b)

Ratio of net income        5.22%  5.46%  5.35% 5.65% 5.44%   5.65% 6.14% 6.41%  6.43%  6.40%
(loss)
to average daily net
assets

Portfolio turnover rate      10%     9%    24%   45%   11%     --%    5%    2%     6%    10%
(excluding short-term
securities)

Total return(c)             7.8%   7.4%   5.7%  6.2% (.5%)   12.1% 11.9%  8.1%   4.6%  10.5%


a For a share outstanding throughout the period. Rounded to the nearest cent. b
Effective fiscal year 1996, expense ratio is based on total
  expense of the Fund  before  reduction  of  earnings credits on cash balances.
c Total return does not reflect payment of a sales charge.


IDS Special Tax-Exempt Series Trust
IDS Ohio Tax-Exempt Fund

Fiscal period ended June 30,
                               Per share income and capital changesa
                                        Class
                                        B
                          1998     1997   1996  1995b
Net asset value,         $5.38    $5.28  $5.28  $5.34
beginning of period
                               Income from investment operations:
Net investment             .24      .25    .24    .09
income (loss)

Net gains (losses)         .13      .10    .01  (.06)
(both realized
and unrealized)

Total from investment      .37      .35    .25    .03
operations
                               Less distributions:
Distributions from net   (.25)    (.25)  (.24)  (.09)
investment income

Distributions from          --       --  (.01)     --
realized gains

Total distributions      (.25)    (.25)  (.25)  (.09)

Net asset value,         $5.50    $5.38  $5.28  $5.28
end of period
                               Ratios/supplemental data:
                                        Class
                                        B
                          1998     1997   1996  1995b
Net assets, end of          $5       $4     $2     $1
period (in millions)

Ratio of expenses to     1.59%    1.59%  1.59% 1.66%
                                                    d
average daily net
assetsc

Ratio of net income      4.47%    4.74%  4.63% 4.58%
(loss)                                              d
to average daily net
assets

Portfolio turnover         10%       9%    24%    45%
rate
(excluding short-term
securities)

Total returne             7.0%     6.6%   5.0%    .6%

a For a share outstanding throughout the period. Rounded to the nearest cent. b Inception date was March 20, 1995.
c Effective  fiscal year 1996,  expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances. d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.

The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of each Fund are contained in the Funds' annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.

Average annual total returns as of June 30, 1998

Purchase                       1 year              Since              5 years             10 years
made                           ago                 inception          ago                 ago
---------------------- ------------------- ------------------ ------------------- ------------------
California Fund:
     Class A                         +2.34%                --%            +4.57%           +6.98%
     Class B                         +2.94%             +5.17%*              --%              --%

Massachusetts Fund:
     Class A                         +2.72%                --%            +4.74%           +6.81%
     Class B                         +3.32%             +5.39%*              --%              --%

Michigan Fund:
     Class A                         +2.28%                --%            +4.64%           +7.04%`
     Class B                         +2.86%             +5.11%*              --%              --%

Minnesota Fund:
     Class A                         +2.56%                --%            +4.71%           +7.02%
     Class B                         +3.17%             +5.44%*              --%              --%

New York Fund:
     Class A                         +2.75%                --%            +4.19%              +7.02%
     Class B                         +3.35%             +4.92%*              --%                 --%

Ohio Fund:
     Class A                         +2.40%                --%            +4.22%              +6.78%
     Class B                         +2.98%             +4.98%*              --%                 --%

Lehman Brothers Municipal            +8.65%             +7.38%**          +6.07%              +7.97%
Bond Index

*Inception date was March 20, 1995.
**Measurement period started April 1, 1995.

Cumulative total returns as of June 30, 1998

Purchase                       1 year              Since              5 years             10 years
made                           ago                 inception          ago                 ago
---------------------- ------------------- ------------------ ------------------- ------------------
California Fund:
     Class A                         +2.34%                --%           +25.04%             +96.36%
     Class B                         +2.94%            +17.98%*              --%                 --%

Massachusetts Fund:
     Class A                         +2.72%                --%           +26.05%             +93.19%
     Class B                         +3.32%            +18.80%*              --%                 --%

Michigan Fund:
     Class A                         +2.28%                --%           +25.48%             +97.49%
     Class B                         +2.86%            +17.76%*              --%                 --%

Minnesota Fund:
     Class A                         +2.56%                --%           +25.89%             +97.07%
     Class B                         +3.17%            +18.98%*              --%                 --%

New York Fund:
     Class A                         +2.75%                --%           +22.79%              +97.03
     Class B                         +3.35%            +17.08%*              --%                 --%

Ohio Fund:
     Class A                         +2.40%                --%           +22.97%             +92.73%
     Class B                         +2.98%            +17.29%*              --%                 --%

Lehman Brothers Municipal            +8.65%            +26.13%**         +34.27%            +115.21%
Bond Index


*Inception date was March 20, 1995.
**Measurement period started April 1, 1995.

The above tables show total returns from hypothetical investments in Class A and Class B shares of each Fund. These returns are compared to those of a popular index for the same periods. The performance of Class B will vary from the performance of Class A based on differences in sales charges and fees.

For purposes of calculation, information about each Fund assumes:
o        a sales charge of 5% for Class A shares
o redemption at the end of the period and deduction of the applicable contingent deferred sales charge for Class B shares
o no adjustments for taxes an investor may have paid on the reinvested income and capital gains
o a period of widely fluctuating securities prices. Returns shown should not be considered a representation of a Fund's future performance.


Lehman Brothers Municipal Bond Index is an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in a Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.


Yield


Yield is the net investment income earned per share for a specified time period, divided by the offering price at the end of the period. SEC standardized yield for the 30-day period ended June 30, 1998 were the following for each Fund:


SEC standardized yield


                                Class A                           Class B
California Fund                  3.80%                             3.25%
Massachusetts Fund               3.74%                             3.20%
Michigan Fund                    3.68%                             3.13%
Minnesota Fund                   4.18%                             3.65%
New York Fund                    3.81%                             3.26%
Ohio Fund                        3.84%                             3.29%


Each Fund calculates the 30-day SEC standardized yield by dividing:

o       net investment income per share deemed earned during a 30-day period by

o       the public offering price per share on the last day of the period, and

o       converting the result to a yearly equivalent figure

A Fund also may calculate a tax equivalent yield by dividing the tax-exempt portion of its yield by one minus a stated income tax rate. A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in exempt obligations.

These yield calculations do not include any contingent deferred sales charge, ranging from 5% to 0% on Class B shares, which would reduce the yields quoted.

A Fund's yield varies from day to day, mainly because share values and offering prices (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise.
When interest rates fall, yield tends to follow.

Past yields should not be an indicator of future yields.

Investment policies and risks

Under normal market conditions, California, Massachusetts, Michigan, Minnesota, New York and Ohio Funds will invest at least 80% of their net assets in bonds, notes and commercial paper issued by or on behalf of their respective state or local governmental units whose interest, in the opinion of bond counsel for the issuer, is exempt from federal, state and local (if applicable) income tax in their respective states. Other investments may include debt securities sold at a deep discount, taxable investments and derivative instruments or municipal securities issued by or on behalf of Puerto Rico, its agencies or instrumentalities.

In addition, a portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, each Fund will limit its investments in these bonds to 20% of its net assets.

The various types of investments the investment manager uses to achieve investment performance are described in more detail in the next section and in the SAI.

Facts about investments and their risks

Bonds and other debt securities exempt from federal, state and local income taxes: The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded. At least 75% of each Fund's investments will be in investment-grade securities, that is securities given the four highest ratings by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Corporation (S&P) or in non-rated securities of equivalent investment quality in the judgment of the Fund's investment manager. The other 25% may be in securities rated Ba or B by Moody's or BB or B by S&P or the equivalent (commonly known as junk bonds).

The yields on tax-exempt securities are dependent on a variety of factors, including the financial condition of the issuer or other obligor thereon or the revenue source from which debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, maturity of the obligation and the rating of the issue.

Securities in which a Fund may invest, including tax-exempt securities are subject to the provisions of bankruptcy, insolvency, reorganization and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress, state legislatures or other governmental agencies extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations within constitutional limitations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to make interest and principal payments on their tax-exempt securities may be materially impaired.

Debt securities below investment grade: The price of these bonds may react more to the ability of the issuing company to pay interest and principal when due than to changes in interest rates. They have greater price fluctuations, are more likely to experience a default and sometimes are referred to as junk bonds. Reduced market liquidity for these bonds may occasionally make it more difficult to value them. In valuing bonds, each Fund relies both on independent rating agencies and on the investment manager's credit analysis. Securities that are subsequently downgraded in quality may continue to be held by a Fund and will be sold only when the investment manager believes it is advantageous to do so.

Bond ratings and holdings for fiscal 1998 for California Tax-Exempt Fund

                                                                                           Percent of
                             S&P rating                  Protection of                     net assets
     Percent of              (or Moody's                 principal and               in unrated securities
     net assets              equivalent)                   interest                     assessed by AEFC

       57.50%                    AAA                    Highest quality                        5.49%
       16.16                     AA                      High quality                             --
        5.33                      A                   Upper medium grade                          --
        7.42                     BBB                     Medium grade                           0.02
         --                      BB                 Moderately speculative                      3.74
         --                       B                       Speculative                           0.85
         --                      CCC                  Highly speculative                          --
         --                      CC                      Poor quality                             --
         --                       C                     Lowest quality                            --
         --                       D                       In default                              --
       10.10                   Unrated                Unrated securities                          --



Bond ratings and holdings for fiscal 1998 for Massachusetts Tax-Exempt Fund

                                                                                           Percent of
                              S&P rating                  Protection of                    net assets
     Percent of              (or Moody's                  principal and               in unrated securities
     net assets              equivalent)                    interest                    assessed by AEFC

       63.36%                    AAA                     Highest quality                      4.84%
        8.94                      AA                      High quality                           --
        7.06                      A                    Upper medium grade                        --
        9.12                     BBB                      Medium grade                           --
         --                       BB                 Moderately speculative                    2.21
         --                       B                        Speculative                         1.97
         --                      CCC                   Highly speculative                        --
         --                       CC                      Poor quality                           --
         --                       C                      Lowest quality                          --
         --                       D                        In default                            --
        9.09                   Unrated                 Unrated securities                      0.07



Bond ratings and holdings for fiscal 1998 for Michigan Tax-Exempt Fund

                                                                                           Percent of
                              S&P rating                  Protection of                    net assets
     Percent of              (or Moody's                  principal and               in unrated securities
     net assets              equivalent)                    interest                    assessed by AEFC

       57.93%                    AAA                     Highest quality                     16.15%
        8.38                      AA                      High quality                           --
        5.88                      A                    Upper medium grade                        --
        3.96                     BBB                      Medium grade                         3.64
        0.70                      BB                 Moderately speculative                    0.41
         --                       B                        Speculative                         0.24
         --                      CCC                   Highly speculative                        --
         --                       CC                      Poor quality                           --
         --                       C                      Lowest quality                          --
         --                       D                        In default                          0.44
       21.08                   Unrated           Unrated securities                            0.20



Bond ratings and holdings for fiscal 1998 for Minnesota Tax-Exempt Fund

                                                                                           Percent of
                              S&P rating                  Protection of                    net assets
     Percent of              (or Moody's                  principal and               in unrated securities
     net assets              equivalent)                    interest                    assessed by AEFC

       39.90%                    AAA                     Highest quality                      4.13%
       18.15                      AA                      High quality                         4.02
       12.20                      A                    Upper medium grade                        --
        1.95                     BBB                      Medium grade                         3.81
         --                       BB                 Moderately speculative                   10.22
         --                       B                        Speculative                         2.13
         --                      CCC                   Highly speculative                        --
         --                       CC                      Poor quality                           --
         --                       C                      Lowest quality                          --
        1.26                      D                        In default                            --
       24.57                   Unrated                 Unrated securities                      0.26



Bond ratings and holdings for fiscal 1998 for New York Tax-Exempt Fund

                                                                                           Percent of
                              S&P rating                  Protection of                    net assets
     Percent of              (or Moody's                  principal and               in unrated securities
     net assets              equivalent)                    interest                    assessed by AEFC

       53.00%                    AAA                     Highest quality                      8.49%
       10.76                      AA                      High quality                           --
       10.03                      A                    Upper medium grade                        --
       13.31                     BBB                      Medium grade                           --
         --                       BB                 Moderately speculative                    1.41
         --                       B                        Speculative                           --
         --                      CCC                   Highly speculative                        --
         --                       CC                      Poor quality                           --
         --                       C                      Lowest quality                          --
         --                       D                        In default                            --
        9.90                   Unrated                 Unrated securities                        --



Bond ratings and holdings for fiscal 1998 for Ohio Tax-Exempt Fund

                                                                                           Percent of
                              S&P rating                  Protection of                    net assets
     Percent of              (or Moody's                  principal and               in unrated securities
     net assets              equivalent)                    interest                    assessed by AEFC

       60.77%                    AAA                     Highest quality                      4.04%
        8.38                      AA                      High quality                           --
        7.56                      A                    Upper medium grade                        --
        8.20                     BBB                      Medium grade                         1.51
        3.31                      BB                 Moderately speculative                    1.50
         --                        B                        Speculative                        2.04
         --                      CCC                   Highly speculative                        --
         --                       CC                      Poor quality                           --
         --                        C                      Lowest quality                         --
         --                        D                        In default                           --
        9.09                   Unrated                 Unrated securities                        --


(See the Appendix to this prospectus describing bond ratings for further information.)


Debt securities sold at a deep discount: Some bonds are sold at deep discounts because they do not pay interest until maturity. They include zero coupon bonds and PIK (pay-in-kind) bonds. Because such securities do not pay current cash income, the market value of these securities may be subject to greater volatility than other debt securities. To comply with tax laws, a Fund has to recognize a computed amount of interest income and pay dividends to shareholders even though no cash has been received. In some instances, a Fund may have to sell securities to have sufficient cash to pay the dividends.

Concentration: Each of the Funds concentrates its investments in the securities of its respective state. In addition, each Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market, such as electric revenue bonds, hospital revenue bonds, housing agency bonds, industrial development bonds, airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. In such circumstances, an economic, business, judicial, environmental, political or other change affecting one bond (such as proposed legislation affecting the financing of a project, shortages or price increases of needed materials, or declining markets or needs of the projects) also may affect other bonds in the same segment. This could increase market risk.


Each Fund may invest more than 25% of its total assets in industrial revenue bonds, but does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry. As the similarity in issuers increases, the potential for fluctuation in the net asset value of each Fund's shares also increases.

Economic conditions in each respective state affect both the total amount of taxes each state collects and the personal income growth within each state. In the recent past, each state has experienced financial difficulty when budgeted expenses outpaced tax revenue collections. Budgetary shortfalls were managed either by short-term borrowing (in the case of California, New York and Massachusetts) or use of reserve funds (in the case of Michigan, Minnesota and
Ohio). Current state budgets are assumed to be based on conservative economic forecasts and reduced spending levels. Budgetary shortfalls may cause rating agencies to lower a state's credit rating. This may cause an increase in the yield and a decrease in the price of a security issued by a particular state. Furthermore, because local finances are dependent upon the fiscal integrity of the state and upon the same financial factors that influence state government, the credit ratings of state agencies, authorities and municipalities may be similarly affected. See the SAI for more information concerning each state.

Taxable investments: If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, each Fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in investments the income from which is subject to federal, state or local income tax, as described more fully in the SAI.

Derivative instruments: The investment manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the investment manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. A Fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. Each Fund will designate cash or appropriate liquid assets to cover its portfolio obligations. The use of derivative instruments may produce taxable income. No more than 5% of each Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of a Fund's assets at risk to 5%. The Funds are not limited as to the percentage of their assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.


Inverse floaters: Inverse floaters are derivatives created by underwriters using the interest payments on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. What is left over, less a servicing fee, is paid to holders of the inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. No more than 10% of each Fund's net assets will be held in inverse floaters.


Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. Securities and instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The investment manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of each Fund's net assets will be held in securities and other instruments that are illiquid.

The investment policies described above, except for the policies concerning the type and amount of tax-exempt investments, may be changed by the board.

Lending portfolio securities: Each Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of a Fund's net assets.

Alternative investment option

In the future, the board of the Funds may determine for operating efficiencies to use a master/feeder structure. Under that structure, each Fund's assets would be invested in an investment company with the same goal as the Fund, rather than invested directly in a portfolio of securities.

Valuing Fund shares

The public offering price is the net asset value (NAV) adjusted for the sales charge for Class A. It is the NAV for Class B.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open). NAV generally declines as interest rates increase and rises as interest rates decline.

To establish the net assets, all securities are valued as of the close of each business day. In valuing assets:



o   Securities and assets with available market values are valued on that basis

o   Securities maturing in 60 days or less are valued at amortized cost

o Assets without readily available market values are valued according to methods selected in good faith by the board

How to purchase, exchange or redeem shares

Alternative purchase arrangements

Each Fund offers two different classes of shares - Class A and Class B. The primary differences between the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below. You may choose the class that best suits your circumstances and objectives.

                   Sales charge and
                   distribution
                   (12b-1) fee                 Service fee                    Other information
Class A            Maximum initial sales       0.175% of average daily net    Initial sales charge waived
                   charge of 5%; no 12b-1 fee  assets                         or reduced for certain
                                                                              purchases
Class B            No initial sales charge;    0.175% of average daily net    Shares convert to Class A
                   maximum CDSC of 5%          assets                         in the ninth year of
                   declines to 0% after six                                   ownership; CDSC waived in
                   years; 12b-1 fee of 0.75%                                  certain circumstances
                   of average daily net
                   assets


Conversion of Class B shares to Class A shares - During the ninth calendar year of owning your Class B shares, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. Class B shares that convert to Class A shares are not subject to a sales charge. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares. This means more of your money will be put to work for you.


Considerations in determining whether to purchase Class A or Class B shares - You should consider the information below in determining whether to purchase Class A or Class B shares. The distribution fee (included in "Ongoing expenses") and sales charges are structured so that you will have approximately the same total return at the end of eight years regardless of which class you chose.

Sales charges on purchase or redemption

If you purchase Class A shares

o You will not have all of your purchase price invested. Part of your purchase price will go to pay the sales charge. You will not pay a sales charge when you redeem your shares.

o        You will be able to take advantage of reductions in the sales charge.

If you purchase Class B shares

o All of your money is invested in shares of stock. However, you will pay a sales charge if you redeem your shares within six years of purchase.

o        No reductions of the sales charge are available for large purchases.

If your investments in IDS funds that are subject to a sales charge total $250,000 or more, you are better off paying the reduced sales charge in Class A than paying the higher fees in Class B. If you qualify for a waiver of the sales charge, you should purchase Class A shares.

Ongoing expenses

If you purchase Class A shares

o Your shares will have a lower expense ratio than Class B shares because Class A does not pay a distribution fee and the transfer agency fee for Class A is lower than the fee for Class B. As a result, Class A shares will pay higher dividends than Class B shares.

If you purchase Class B shares

o The distribution and transfer agency fees for Class B will cause your shares to have a higher expense ratio and to pay lower dividends than Class A shares. In the ninth year of ownership, Class B shares will convert to Class A shares and you will no longer be subject to higher fees.

You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the prospectus illustrates the charges applicable to each class of shares.

How to purchase shares

Not all classes of the Funds are sold in every state. Your financial advisor will help you determine if a particular class is available in your state.


If you are investing in these Funds for the first time, you will need to set up an account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide your correct Taxpayer Identification Number (Social Security or Employer Identification number). See "Distributions and taxes."


When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price.

o        The minimums allowed for investment may change from time to time.


o Wire orders can be accepted only on days when your bank, American Express Client Service Corporation (AECSC), the Funds and Norwest Bank Minneapolis are open for business.


o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.


o AECSC and the Funds are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.


o        You must pay any fee the bank charges for wiring.

o        Each Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

Three ways to invest

1  By regular account

Send your check and application (or your name and account number if you have an established account) to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Your financial advisor will help you with this process.

Minimum amounts
Initial investment per Fund:                $   2,000
Additional investments per Fund:            $     100
Account balances per Fund:                  $     300*

2  By scheduled investment plan

Contact your financial advisor to set up one of the following scheduled plans:

o        automatic payroll deduction

o        bank authorization

o        direct deposit of Social Security check

o        other plan approved by the Fund

Minimum amounts
Initial investment:                         $     100
Additional investments:                     $     100/each payment
Account balances:                                 none
(on active plans of monthly payments)

If account balance is below $2,000, frequency of payments must be at least monthly.

3  By wire

If you have an established account, you may wire money to:

Norwest Bank Minneapolis
Routing No. 091000019
Minneapolis, MN
Attn: Domestic Wire Dept.

Give these instructions: Credit IDS Account #00-30-015 for personal account # (your account number) for (your name).

If this information is not included, the order may be rejected and all money received by the Fund, less any costs the Fund or AECSC incurs, will be returned promptly.

Minimum amounts
Each wire investment:                       $   1,000**

*If your account balance falls below $300, you will be asked in writing to bring it up to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be redeemed and the proceeds mailed to you. If you are in a "wrap-fee" program sponsored by AEFA and your wrap program balance falls below the required program minimum or is terminated, your shares will be redeemed and the proceeds mailed to you.

**The money sent by a single wire can be invested only in one Fund.

How to exchange shares


You can exchange your shares of a Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. Exchanges into IDS Tax-Free Money Fund must be made from Class A shares. For complete information on any other fund, including fees and expenses, read that fund's prospectus carefully.


If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot use the sales charge imposed on the purchase of Class A shares to create or increase a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

How to redeem shares

You can redeem your shares at any time. American Express Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.


A redemption is a taxable transaction. If the proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.


Two ways to request an exchange or redemption of shares

1  By letter

Include in your letter:
o        the name of the fund (s)
o        the class of shares to be exchanged or redeemed
o your account number(s) (for exchanges, both funds must be registered in the same ownership)
o        your Taxpayer Identification Number (TIN)
o        the dollar amount or number of shares you want to exchange or redeem
o        signature of all registered account owners
o        for redemptions, indicate how you want your money delivered to you
o        any paper certificates of shares you hold

Regular mail:
         American Express Shareholder Service
         Attn: Redemptions
         P.O. Box 534
         Minneapolis, MN 55440-0534

Express mail:
         American Express Shareholder Service
         Attn: Redemptions
         733 Marquette Ave.
         Minneapolis, MN 55402

2  By phone
American Express Financial Advisors Telephone Transaction Service:
800-437-3133 or
612-671-3800


o A Fund and AECSC will honor any telephone exchange or redemption request believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. If reasonable procedures are followed, a Fund or AECSC will not be liable for any loss resulting from fraudulent requests.


o Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges NOT apply by writing American Express Shareholder Service. Each registered owner must sign the request.


o AECSC answers phone requests promptly, but you may experience delays when call volume is high. If you are unable to get through, use mail procedure as an alternative.


o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o        Phone privileges may be modified or discontinued at any time.

Minimum amount
Redemption:       $100

Maximum amount
Redemption:       $50,000

Exchange policies:


o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of a Fund.


o Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.


o AECSC and each Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt a Fund's investment strategies or increase its costs.


Redemption policies:

o A "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same account from which you redeemed. If you reinvest in Class A, you will purchase the new shares at net asset value rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.


Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, each Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)


Three ways to receive payment when you redeem shares

1  By regular or express mail

o        Mailed to the address on record
o        Payable to names listed on the account
         NOTE: You will be charged a fee if you request express mail delivery.

2  By wire

o        Minimum wire redemption: $1,000
o        Request that money be wired to your bank
o        Bank account must be in the same ownership as the IDS fund account
         NOTE: Pre-authorization required. For instructions, contact your financial advisor or American Express Shareholder Service.

3  By scheduled payout plan

o        Minimum payment: $50
o Contact your financial advisor or American Express Shareholder Service to set up regular payments to you on a monthly, bimonthly, quarterly, semiannual or annual basis
o    Purchasing  new shares  while  under a payout  plan may be  disadvantageous
     because of the sales   charges

Reductions and waivers of the sales charge
Class A - initial sales charge alternative

On purchases of Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:


Total investment                    Sales charge as a
                                    percentage of:*


                                    Public           Net
                                    offering         amount
                                    price            invested

Up to $50,000                       5.0%             5.26%
Next  $50,000                       4.5              4.71
Next  $400,000                      3.8              3.95
Next  $500,000                      2.0              2.04
$1,000,000 or more                  0.0              0.00

* To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, amounts for each applicable increment must be totaled. See the SAI.

Reductions of the sales charge on Class A shares Your sales charge may be reduced, depending on the totals of:


o    the amount you are investing in a Fund now;

o    the amount of your existing investment in the Fund, if any; and


o the amount you and your primary household group are investing or have in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)

Other policies that affect your sales charge:

o IDS Tax-Free Money Fund and Class A shares of IDS Cash Management Fund do not carry sales charges. However, you may count investments in these funds if you acquired shares in them by exchanging shares from IDS funds that carry sales charges.

o Employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for all shares purchased through that plan.

o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.

For more details, see the SAI.

Waivers of the sales charge for Class A shares Sales charges do not apply to:

o Current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21.

o Current or retired American Express financial advisors, their spouses and unmarried children under 21.

o Investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of a redemption of shares that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds must be the result of a redemption of an equal or greater value where a sales load was previously assessed.

o Qualified employee benefit plans* using a daily transfer recordkeeping system offering participants daily access to IDS funds.

(Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain redemptions. For more information, see the SAI.)

o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption. The CDSC will be waived only in the circumstances described for waivers for Class B shares.


o Purchases made within 30 days after a redemption of shares (up to the amount redeemed): - of a product distributed by AEFA in a qualified plan subject to a deferred sales charge or - in a qualified plan where American Express Trust Company has a recordkeeping, trustee, investment management or investment servicing relationship.


Send the Fund a written request along with your payment, indicating the amount of the redemption and the date on which it occurred.

o Purchases made with dividend or capital gain distributions from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge.


o Purchases made through or under a "wrap fee" product sponsored by AEFA (total amount of all investments must be $50,000); the University of Massachusetts After-Tax Savings Program; or a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company.

o Purchases made with the proceeds from IDS Life Real Estate Variable Annuity surrenders.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                          The percentage rate
made during the                             for the CDSC is:

First year                                           5%
Second year                                          4%
Third year                                           4%
Fourth year                                          3%
Fifth year                                           2%
Sixth year                                           1%
Seventh year                                         0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

Waivers of the contingent deferred sales charge The CDSC on Class B shares will be waived on redemptions of shares:


o    In the event of the shareholder's death,
o    Held in a trusteed employee benefit plan,
o Held in IRAs or certain qualified plans for which American Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
     -   at least 59-1/2 years old, and
     - taking a retirement distribution (if the redemption is part of a transfer to an IRA or qualified plan in a product distributed by AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived), or
     - redeeming under an approved substantially equal periodic payment arrangement.


Special shareholder services

Services


To help you track and evaluate the performance of your investments, AECSC provides these services:

Quarterly statements featuring: (1) a list of all your holdings and transactions during the previous three months and (2) personalized mutual fund performance information about your specific account.


Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

Quick telephone reference

American Express Financial Advisors Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:        800-437-3133
Mpls./St. Paul area:       671-3800

TTY Service
For the hearing impaired
800-846-4852

American Express Financial Advisors Easy Access Line
Automated account information (TouchTone(R) phones only), including current Fund prices and performance, account values and recent account transactions 800-862-7919

Distributions and taxes

As a shareholder you are entitled to your share of a Fund's net income and any net gains realized on its investments. Each Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions


A Fund's net investment income from dividends and interest is distributed to you monthly as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. A Fund will offset any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. These long-term capital gains will be subject to differing tax rates depending on the holding period of the underlying investments. Before they are distributed, net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)


Dividends for each class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class.

Reinvestments


Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of a Fund, unless:


o you request the Fund in writing or by phone to pay distributions to you in cash, or


o you direct the Fund to invest your distributions in the same class of another publicly available IDS fund for which you have previously opened an account.


The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)


If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares. Prior to reinvestment, no interest will accrue on amounts represented by uncashed distribution or redemption checks.


Taxes

Dividends distributed from interest earned by each Fund on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from other income earned by each Fund and capital gain distributions are not exempt from federal income taxes. Distributions are taxable in the year a Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent a Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.


Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). Long-term capital gains will be taxed at rates that vary depending upon the holding period. Long-term capital gains are divided into two holding periods: (1) shares held more than one year but not more than 18 months and (2) shares held more than 18 months.

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account.

If you do not provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:


o        a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o        criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.


How to determine the correct TIN

                                                       Use the Social Security or
For this type of account:                              Employer Identification number of:


Individual or joint account                            The individual or one of the individuals listed on
                                                       the joint account


Custodian account of a minor (Uniform                  The minor
Gifts/Transfers to Minors Act)

A living trust                                         The
                                                       grantor-trustee (the
                                                       person who puts the money
                                                       into the trust)

An irrevocable trust,                                  The legal entity (not the personal representative
pension trust or estate                                or trustee, unless no legal entity is designated in
                                                       the account title)

Sole proprietorship                                    The owner

Partnership                                            The partnership

Corporate                                              The corporation

Association, club or tax-exempt organization           The organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to each Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Funds are organized

The board members have considered that the use of a combined prospectus for six funds makes each Fund responsible for disclosure contained in the prospectus regardless of the particular Fund to which it pertains and have concluded that the cost savings available to shareholders support the use of a combined prospectus.

Shares

IDS Special Tax-Exempt Series Trust currently is composed of six funds and IDS California Tax-Exempt Trust currently is composed of one fund. Each Fund issues its own shares of capital stock. Each Fund is owned by its shareholders. Each Fund issues shares in two classes - Class A and Class B. Class Y is currently not available to new investors. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of a Fund. Par value is one cent per share. Both full and fractional shares can be issued.


The shares of each Fund represent an interest in that Fund's assets only (and profits or losses), and, in the event of liquidation, each share of a Fund would have the same rights to dividends and assets as every other share of that Fund.


The board may from time to time issue other funds of the Series Trust, the assets and liabilities of which will likewise be separate and distinct from any other fund.

The Funds no longer issue stock certificates.

Voting rights


As a shareholder of a Fund, you have voting rights over that Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of each Fund have cumulative voting rights. Each class has exclusive voting rights with respect to the provisions of that Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.


Shareholder meetings

The Funds do not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Board members and officers

Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. Board members and officers serve 47 IDS and IDS Life funds and 15 Master Trust portfolios, except for William H.
Dudley, who does not serve the nine IDS Life funds.

Independent board members and officers


Chairman of the board

William R. Pearce*
Chairman of the board, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust portfolios).



H. Brewster Atwater, Jr.
Retired chairman and chief executive officer, General Mills, Inc.


Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public Policy Research.



Heinz F. Hutter
Retired president and chief operating officer, Cargill, Inc.


Anne P. Jones
Attorney and telecommunications consultant.


Alan K. Simpson
Former United States senator for Wyoming.


Edson W. Spencer
Retired chairman and chief executive officer, Honeywell, Inc.


Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.



Officer

Vice president, general counsel and secretary

Leslie L. Ogg*
President of Board Services Corporation.

Board members and officers associated with AEFC

President


John R. Thomas*
Senior vice president, AEFC.

William H. Dudley*
Senior advisor to the chief executive officer, AEFC.

David R. Hubers*
President and chief executive officer, AEFC.


Officers associated with AEFC

Vice president


Peter J. Anderson*
Senior vice president, AEFC.


Vice president

Frederick C. Quirsfeld*
Vice president, AEFC.


Treasurer

Matthew N. Karstetter*
Vice president, AEFC.

Refer to the SAI for the board members' and officers' biographies.

* Interested person as defined by the Investment Company Act of 1940.

Investment manager

The Funds pay AEFC for managing their assets. Under its Investment Management Services Agreement, AEFC is paid a fee for these services based on the average daily net assets of each Fund, as follows:

Assets                Annual rate
(billions)at each asset level

First    $0.25        0.470%
Next      0.25        0.445
Next      0.25        0.420
Next      0.25        0.405
Over      1.0         0.380


For the fiscal year ended June 30, 1998, the Funds paid AEFC total investment management fees of 0.47% of its average daily net assets for California, 0.47% for Massachusetts, 0.47% for Michigan, 0.46% for Minnesota, 0.47% for New York and 0.47% for Ohio Fund. Under the Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses.


Administrator and transfer agent


Under an Administrative Services Agreement, each Fund pays AEFC for administration and accounting services at an annual rate of 0.04% decreasing in gradual percentages to 0.02% as assets increase.

Under a separate Transfer Agency Agreement, AECSC maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:


         o    Class A      $15.50
         o    Class B      $16.50

Distributor


The Funds have an exclusive distribution agreement with AEFA. Financial advisors representing AEFA provide information to investors about individual investment programs, the Funds and their operations, new account applications, and exchange and redemption requests. The cost of these services is paid partially by the Funds' sales charges.

Persons who buy Class A shares pay a sales charge at the time of purchase. Persons who buy Class B shares are subject to a contingent deferred sales charge on a redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1 fee) of 0.75% of the Fund's average daily net assets.

Financial advisors may receive different compensation for selling Class A and Class B shares. Portions of the sales charge also may be paid to securities dealers who have sold the Funds' shares or to banks and other financial institutions. The amounts of those payments range from 0.8% to 4% of each Fund's offering price depending on the monthly sales volume.

Under a Shareholder Service Agreement, each Fund also pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B shares.


Total expenses paid by each Fund's Class A and Class B shares for the fiscal year ended June 30, 1998 were the percentage of average daily net assets as follows.

                                 Class A                         Class B
California Fund                   0.75%                          1.50%
Massachusetts Fund                0.82%                          1.57%
Michigan Fund                     0.82%                          1.57%
Minnesota Fund                    0.75%                          1.50%
New York Fund                     0.79%                          1.55%
Ohio Fund                         0.83%                          1.59%


About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on June 30, 1998 were more than $200 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 8,500 advisors.


Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly-owned subsidiary of American Express Company (American Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Funds may pay brokerage commissions to broker-dealer affiliates of AEFC.

Year 2000


The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which would have a material impact on the operations of the Funds. The Funds have no computer systems of their own but are dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification of existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each of its critical systems by the end of 1998 and to continue compliance efforts through 1999. The Year 2000 readiness of other third parties whose system failures could have an impact on the Funds' operations currently is being evaluated. The companies or governments in which the Funds invest also may be adversely affected by Year 2000 issues. This may affect the value of the Funds' investments. The potential materiality of any impact is not known at this time.

Appendix A

Description of bond ratings

Bond ratings concern the quality of the issuing state or local governmental unit. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change, which could affect its price. Ratings by Moody's Investors Service, Inc. are Aaa, Aa, A, Baa, Ba, B, Caa, Ca and C. Ratings by Standard & Poor's Corporation are AAA, AA, A, BBB, BB, B, CCC, CC, C and D. The following is a compilation of the two agencies' rating descriptions. For further information, see the SAI.

Aaa/AAA - Judged to be of the best quality and carry the smallest degree of investment risk. Interest and principal are secure.

Aa/AA - Judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities.

A - Considered upper-medium grade. Protection for interest and principal is deemed adequate but may be susceptible to future impairment.

Baa/BBB - Considered medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations may have certain speculative characteristics.

Ba/BB - Considered to have speculative elements. The protection of interest and principal payments may be very moderate.

B - Lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal.

Caa/CCC - Are of poor standing. Such issues may be in default or there may be risk with respect to principal or interest.

Ca/CC - Represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

C - Are obligations with a higher degree of speculation. These securities have major risk exposures to default.

D - Are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund's objectives and policies. When assessing the risk involved in each non-rated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

Definitions of zero-coupon and pay-in-kind securities

A zero-coupon security is a security that is sold at a deep discount from its face value and makes no periodic interest payments. The buyer of such a security receives a rate of return by gradual appreciation of the security, which is redeemed at face value on the maturity date.

A pay-in-kind security is a security in which the issuer has the option to make interest payments in cash or in additional securities. The securities issued as interest usually have the same terms, including maturity date, as the pay-in-kind securities.

Appendix B


1998 state tax-exempt and taxable equivalent yield calculation


These tables will help you determine your state taxable yield equivalents for given rates of tax-exempt income.

Tax-exempt income vs. taxable income


1998 California Tax-Exempt and Taxable Equivalent Yield Calculation


These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.


Under Taxable Income married filing jointly status, $138,000 is in the $102,300-$155,950 range. Under Adjusted Gross Income, $175,000 is in the $124,500 to $186,800 column. The Taxable Income line and Adjusted Gross Income column meet at 38.26%. This is the rate you'll use in Step 2.


                             Adjusted gross income*


Taxable income**             $0         $124,500     $186,800
Married Filing Jointly      to             to            to              OVER
                         $124,500(1)   $186,800(2)   $309,300(3)  $309,300(2)



$      0 -  $10,032          15.85%
  10,032 -   23,776          16.70
  23,776 -   37,522          18.40
  37,522 -   42,350          20.10
  42,350 -   52,090          32.32
  52,090 -   65,832          33.76
  65,832 -  102,300          34.70         35.46%
 102,300 -  155,950          37.42         38.26        39.48%
 155,950 -  278,450          41.95         42.93        44.34        42.93%
 278,450 +                   45.22                      47.85%***    46.29



Taxable income**                  $0                 $124,500
Single                            to                       to           OVER
                          $124,500(1)                $247,000(3)  $247,000(2)



$      0 - $  5,016          15.85%
   5,016 -   11,888          16.70
  11,888 -   18,761          18.40
  18,761 -   25,350          20.10
  25,350 -   26,045          32.32
  26,045 -   32,916          33.76
  32,916 -   61,400          34.70
  61,400 -  128,100          37.42                      38.87%
 128,100 -  278,450          41.95                      43.64       42.93%
 278,450 +                   45.22                                  46.29



      *Gross income with certain adjustments before taking itemized deductions and personal exemptions.

      **Amount subject to federal income tax after itemized deduction and personal exemptions.

      ***This rate is applicable only in the limited case where your adjusted gross income is less than $309,300 and your taxable income exceeds $278,450.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions. (2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase out of personal exemptions. (3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

Federal taxes are not deductible on the California state tax return.


The combined federal/California tax brackets are based on state tax rates in effect on Dec. 31, 1997. These rates may change if California tax rates change in 1998. If state tax rates change, equivalent rates may differ from those shown.


If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.


STEP 2: Determining your combined federal and California state taxable yield equivalents.

Using 38.26%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 8.10% yield.

                             For these Tax-Exempt Rates:

  3.00%    3.50%    4.00%    4.50%    5.00%       5.50%     6.00%      6.50%




Marginal Tax Rates           Equal the Taxable Rates shown below:


 15.85%                    3.57       4.16       4.75         5.35           5.94        6.54      7.13       7.72
 16.70%                    3.60       4.20       4.80         5.40           6.00        6.60      7.20       7.80
 18.40%                    3.68       4.29       4.90         5.51           6.13        6.74      7.35       7.97
 20.10%                    3.75       4.38       5.01         5.63           6.26        6.88      7.51       8.14
 32.32%                    4.43       5.17       5.91         6.65           7.39        8.13      8.87       9.60
 33.76%                    4.53       5.28       6.04         6.79           7.55        8.30      9.06       9.81
 34.70%                    4.59       5.36       6.13         6.89           7.66        8.42      9.19       9.95
 35.46%                    4.65       5.42       6.20         6.97           7.75        8.52      9.30      10.07
 37.42%                    4.79       5.59       6.39         7.19           7.99        8.79      9.59      10.39
 38.26%                    4.86       5.67       6.48         7.29           8.10        8.91      9.72      10.53
 38.87%                    4.91       5.73       6.54         7.36           8.18        9.00      9.81      10.63
 39.48%                    4.96       5.78       6.61         7.44           8.26        9.09      9.91      10.74
 41.95%                    5.17       6.03       6.89         7.75           8.61        9.47     10.34      11.20
 42.93%                    5.26       6.13       7.01         7.89           8.76        9.64     10.51      11.39
 43.64%                    5.32       6.21       7.10         7.98           8.87        9.76     10.65      11.53
 44.34%                    5.39       6.29       7.19         8.08           8.98        9.88     10.78      11.68
 45.22%                    5.48       6.39       7.30         8.21           9.13       10.04     10.95      11.87
 46.29%                    5.59       6.52       7.45         8.38           9.31       10.24     11.17      12.10
 47.85%                    5.75       6.71       7.67         8.63           9.59       10.55     11.51      12.46


Appendix B
1998 Massachusetts Tax-Exempt and Taxable Equivalent Yield Calculation


These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.


Under Taxable Income married filing jointly status, $138,000 is in the $102,300-$155,950 range. Under Adjusted Gross Income, $175,000 is in the $124,500 to $186,800 column. The Taxable Income line and Adjusted Gross Income column meet at 40.10%. This is the rate you'll use in Step 2.


                             Adjusted gross income*


Taxable income**            $0          $124,500     $186,800
Married Filing Jointly      to             to            to              OVER
                         $124,500(1)  $186,800(2)    $309,300(3)   $309,300(2)



$    0   - $ 42,350          25.20%
  42,350 -  102,300          36.64        37.38%
 102,300 -  155,950          39.28        40.10         41.28%
 155,950 -  278,450          43.68        44.63         46.00         44.63%
 278,450 +                   46.85        49.40***      47.89


Taxable income**             $0                      $124,500
Single                       to                         to                OVER
                         $124,500(1)                 $247,000(3)   $247,000(2)



$  8,000 - $ 25,350          25.20%
  25,350 -   61,400          36.64
  61,400 -  128,100          39.28                      40.69%
 128,100 -  278,450          43.68                      45.31         44.63%
 278,450 +                   46.85                                    47.89

      *Gross income with certain adjustments before taking itemized deductions and personal exemptions.

      **Amount subject to federal income tax after itemized deduction and personal exemptions.

      ***This rate is applicable only in the limited case where your adjusted gross income is less than $309,300 and your taxable income exceeds $278,450.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions. (2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions. (3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

Federal taxes are not deductible on the Massachusetts state tax return.


The combined federal/Massachusetts tax brackets are based on state tax rates for Part A income in effect on Jan. 1, 1998. These rates may change if Massachusetts tax rates change in 1998. If state tax rates change, equivalent rates may differ from those shown.


If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.


STEP 2: Determining your combined federal and Massachusetts state taxable yield equivalents.

Using 40.10%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 8.35% yield.

                             For these Tax-Exempt Rates:

 3.00%    3.50%    4.00%    4.50%    5.00%    5.50%      6.00%      6.50%



Marginal Tax Rates           Equal the Taxable Rates shown below:


 25.20%                     4.01         4.68         5.35       6.02        6.68          7.35           8.02          8.69
 36.64%                     4.73         5.52         6.31       7.10        7.89          8.68           9.47         10.26
 37.38%                     4.79         5.59         6.39       7.19        7.98          8.78           9.58         10.38
 39.28%                     4.94         5.76         6.59       7.41        8.23          9.06           9.88         10.70
 40.10%                     5.01         5.84         6.68       7.51        8.35          9.18          10.02         10.85
 40.69%                     5.06         5.90         6.74       7.59        8.43          9.27          10.12         10.96
 41.28%                     5.11         5.96         6.81       7.66        8.51          9.37          10.22         11.07
 43.68%                     5.33         6.21         7.10       7.99        8.88          9.77          10.65         11.54
 44.63%                     5.42         6.32         7.22       8.13        9.03          9.93          10.84         11.74
 45.31%                     5.49         6.40         7.31       8.23        9.14         10.06          10.97         11.89
 46.00%                     5.56         6.48         7.41       8.33        9.26         10.19          11.11         12.04
 46.85%                     5.64         6.59         7.53       8.47        9.41         10.35          11.29         12.23
 47.89%                     5.76         6.72         7.68       8.64        9.60         10.55          11.51         12.47
 49.40%                     5.93         6.92         7.91       8.89        9.88         10.87          11.86         12.85


Appendix B
1998 Michigan Tax-Exempt and Taxable Equivalent Yield Calculation


These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.


Under Taxable Income married filing jointly status, $138,000 is in the $102,300-$155,950 range. Under Adjusted Gross Income, $175,000 is in the $124,500 to $186,800 column. The Taxable Income line and Adjusted Gross Income column meet at 34.93%. This is the rate you'll use in Step 2.


                             Adjusted gross income*


Taxable income**            $0          $124,500     $186,800
Married Filing Jointly      to             to            to               OVER
                         $124,500(1)   $186,800(2)   $309,300(3)    $309,300(2)



$      0 - $ 42,350          18.74%
  42,350 -  102,300          31.17        31.97%
 102,300 -  155,950          34.04        34.93           36.21%
 155,950 -  278,450          38.82        39.85           41.34          39.85%
 278,450 +                   42.26                        45.03***       43.39


Taxable income**             $0                        $124,500
Single                       to                           to              OVER
                         $124,500(1)                 $247,000(3)    $247,000(2)



$      0 - $ 25,350          18.74%
  25,350 -   61,400          31.17
  61,400 -  128,100          34.04                        35.57%
 128,100 -  278,450          38.82                        40.59          39.85%
 278,450 +                   42.26                                       43.39

      *Gross income with certain adjustments before taking itemized deductions and personal exemptions.

      **Amount subject to federal income tax after itemized deduction and personal exemptions.

      ***This rate is applicable only in the limited case where your adjusted gross income is less than $309,300 and your taxable income exceeds $278,450.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions. (2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions. (3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

Federal taxes are not deductible on the Michigan state tax return.

The combined federal/Michigan tax brackets are based on state tax rates in effect on Jan 1, 1998. These rates may change if Michigan tax rates change in 1998. If state tax rates change, equivalent rates may differ from those shown.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.


STEP 2: Determining your combined federal and Michigan state taxable yield equivalents.

Using 34.93%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 7.68% yield.

                             For these Tax-Exempt Rates:

3.00%      3.50%       4.00%      4.50%      5.00%    5.50%      6.00%    6.50%



Marginal Tax Rates           Equal the Taxable Rates shown below:


 18.74%                  3.69       4.31        4.92       5.54       6.15     6.77       7.38     8.00
 31.17%                  4.36       5.08        5.81       6.54       7.26     7.99       8.72     9.44
 31.97%                  4.41       5.14        5.88       6.61       7.35     8.08       8.82     9.55
 34.04%                  4.55       5.31        6.06       6.82       7.58     8.34       9.10     9.85
 34.93%                  4.61       5.38        6.15       6.92       7.68     8.45       9.22     9.99
 35.57%                  4.66       5.43        6.21       6.98       7.76     8.54       9.31    10.09
 36.21%                  4.70       5.49        6.27       7.05       7.84     8.62       9.41    10.19
 38.82%                  4.90       5.72        6.54       7.36       8.17     8.99       9.81    10.62
 39.85%                  4.99       5.82        6.65       7.48       8.31     9.14       9.98    10.81
 40.59%                  5.05       5.89        6.73       7.57       8.42     9.26      10.10    10.94
 41.34%                  5.11       5.97        6.82       7.67       8.52     9.38      10.23    11.08
 42.26%                  5.20       6.06        6.93       7.79       8.66     9.53      10.39    11.26
 43.39%                  5.30       6.18        7.07       7.95       8.83     9.72      10.60    11.48
 45.03%                  5.46       6.37        7.28       8.19       9.10    10.01      10.92    11.82


Appendix B
1998 Minnesota Tax-Exempt and Taxable Equivalent Yield Calculation


These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.


Under Taxable Income married filing jointly status, $138,000 is in the $102,300-$155,950 range. Under Adjusted Gross Income, $175,000 is in the $124,500 to $186,800 column. The Taxable Income line and Adjusted Gross Income column meet at 37.72%. This is the rate you'll use in Step 2.


                                          Adjusted gross income*


Taxable income**           $0           $124,500     $186,800
Married Filing Jointly     to              to            to                OVER
                       $124,500(1)     $186,800(2)   $309,300(3)     $309,300(2)


$      0 - $ 24,800         20.10%
  24,800 -   42,350         21.80
  42,350 -   98,540         33.76         34.53%
  98,450 -   102,300        34.12         34.89
 102,300 -   155,950        36.87         37.72          38.94%
 155,950 -   278,450        41.44         42.43          43.85           42.43%
 278,450 +                  44.73                        47.39***        45.82


Taxable income**           $0                         $124,500
Single                     to                            to               OVER
                       $124,500(1)                    $247,000(3)   $247,000(2)



$      0 - $ 16,960         20.10%
  16,960 -   25,350         21.80
  25,350 -   55,730         33.76
  55,730 -   61,400         34.12
  61,400 -  128,100         36.87                         38.33%
 128,100 -  278,450         41.44                         43.14          42.43%
 278,450 +                  44.73                                        45.82

      *Gross income with certain adjustments before taking itemized deductions and personal exemptions.

      **Amount subject to federal income tax after itemized deduction and personal exemptions.

      ***This rate is applicable only in the limited case where your adjusted gross income is less than $309,300 and your taxable income exceeds $278,450.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions. (2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions. (3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase out and itemized deductions continue to phase-out.

Federal taxes are not deductible on the Minnesota state tax return.


The combined federal/Minnesota tax brackets are based on state tax rates in effect on Jan. 1, 1998. These rates may change if Minnesota tax rates change in 1998. If state tax rates change, equivalent rates may differ from those shown.


If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.


STEP 2: Determining your combined federal and Minnesota state taxable yield equivalents.


Using 37.72%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 8.83% yield.


                             For these Tax-Exempt Rates:

3.00%     3.50%      4.00%      4.50%       5.00%       5.50%    6.00%    6.50%


Marginal Tax Rates           Equal the Taxable Rates shown below:


 20.10%                    3.75      4.38       5.01        5.63         6.26        6.88     7.51     8.14
 21.80%                    3.84      4.48       5.12        5.75         6.39        7.03     7.67     8.31
 33.76%                    4.53      5.28       6.04        6.79         7.55        8.30     9.06     9.81
 34.12%                    4.55      5.31       6.07        6.83         7.59        8.35     9.11     9.87
 34.53%                    4.58      5.35       6.11        6.87         7.64        8.40     9.16     9.93
 34.89%                    4.61      5.38       6.14        6.91         7.68        8.45     9.22     9.98
 36.87%                    4.75      5.54       6.34        7.13         7.92        8.71     9.50    10.30
 37.72%                    4.82      5.62       6.42        7.23         8.03        8.83     9.63    10.44
 38.33%                    4.86      5.68       6.49        7.30         8.11        8.92     9.73    10.54
 38.94%                    4.91      5.73       6.55        7.37         8.19        9.01     9.83    10.65
 41.44%                    5.12      5.98       6.83        7.68         8.54        9.39    10.25    11.10
 42.43%                    5.21      6.08       6.95        7.82         8.69        9.55    10.42    11.29
 43.14%                    5.28      6.16       7.03        7.91         8.79        9.67    10.55    11.43
 43.85%                    5.34      6.23       7.12        8.01         8.90        9.80    10.69    11.58
 44.73%                    5.43      6.33       7.24        8.14         9.05        9.95    10.86    11.76
 45.82%                    5.54      6.46       7.38        8.31         9.23       10.15    11.07    12.00
 47.39%                    5.70      6.65       7.60        8.55         9.50       10.45    11.40    12.36


Appendix B
1998 New York State Tax-Exempt and Taxable Equivalent Yield Calculation


These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.


Under Taxable Income married filing jointly status, $138,000 is in the $102,300-$155,950 range. Under Adjusted Gross Income, $175,000 is in the $124,500 to $186,800 column. The Taxable Income line and Adjusted Gross Income column meet at 36.59%. This is the rate you'll use in Step 2.


                                             Adjusted gross income*


Taxable income**           $0           $124,500       $186,800
Married Filing Jointly     to              to             to               OVER
                       $124,500(1)     $186,800(2)   $309,300(3)     $309,300(2)




$      0 - $ 16,000        18.40%
  16,000 -   22,000        18.83
  22,000 -   26,000        19.46
  26,000 -   40,000        20.02
  40,000 -   42,350        20.82
  42,350 -   102,300       32.93          33.71%
 102,300 -   155,950       35.73          36.59           37.84%
 155,950 -  278,450        40.38          41.39           42.84         41.39%
 278,450 +                 43.74                          46.44***      44.84


Taxable income**            $0                         $124,500
Single                      to                            to          OVER
                        $124,500(1)                    $247,000(3)  $247,000(2)



    0  - $8,000      18.40%
 8,000 -  11,000      18.83
11,000 -  13,000      19.46
13,000 -  20,000      20.02
20,000 -  25,350      20.82
25,350 -  61,400      32.93
61,400 - 128,100      35.73                             37.22%
128,100 - 278,450     40.38                             42.11           41.39%
278,450 +             43.74                                             44.84

      *Gross income with certain adjustments before taking itemized deductions and personal exemptions.

      **Amount subject to federal income tax after itemized deduction and personal exemptions.

      ***This rate is applicable only in the limited case where your adjusted gross income is less than $309,300 and your taxable income exceeds $278,450.

(1) No Phase-out or recapture of personal income tax -- Assumes no phase-out of itemized deductions or personal exemptions and does not reflect the state recapture of personal income tax. (2) Itemized Deductions Phase-out and Recapture of Personal Income Tax -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions. This does not take into consideration the state AGI recapture of personal income tax, which might increase the percentage. (3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

Federal taxes are not deductible on the New York state tax return.


The combined federal/New York state tax brackets are based on state tax rates in effect on Jan. 1, 1998. These rates may change if New York state tax rates change in 1998. If state tax rates change, equivalent rates may differ from those shown.


This table does not refelect the state itemized deduction adjustment.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.


STEP 2: Determining your combined federal and New York state taxable yield equivalents.


Using 36.59%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 7.89% yield.


                             For these Tax-Exempt Rates:

3.00%       3.50%      4.00%    4.50%    5.00%    5.50%     6.00%    6.50%



Marginal Tax Rates           Equal the Taxable Rates shown below:


 18.40%                                     3.68        4.29       4.90     5.51     6.13     6.74      7.35     7.97
 18.83%                                     3.70        4.31       4.93     5.54     6.16     6.78      7.39     8.01
 19.46%                                     3.72        4.35       4.97     5.59     6.21     6.83      7.45     8.07
 20.02%                                     3.75        4.38       5.00     5.63     6.25     6.88      7.50     8.13
 20.82%                                     3.79        4.42       5.05     5.68     6.31     6.95      7.58     8.21
 32.93%                                     4.47        5.22       5.96     6.71     7.45     8.20      8.95     9.69
 33.71%                                     4.53        5.28       6.03     6.79     7.54     8.30      9.05     9.81
 35.73%                                     4.67        5.45       6.22     7.00     7.78     8.56      9.34    10.11
 36.59%                                     4.73        5.52       6.31     7.10     7.89     8.67      9.46    10.25
 37.22%                                     4.78        5.58       6.37     7.17     7.96     8.76      9.56    10.35
 37.84%                                     4.83        5.63       6.44     7.24     8.04     8.85      9.65    10.46
 40.38%                                     5.03        5.87       6.71     7.55     8.39     9.23     10.06    10.90
 41.39%                                     5.12        5.97       6.82     7.68     8.53     9.38     10.24    11.09
 42.11%                                     5.18        6.05       6.91     7.77     8.64     9.50     10.36    11.23
 42.84%                                     5.25        6.12       7.00     7.87     8.75     9.62     10.50    11.37
 43.74%                                     5.33        6.22       7.11     8.00     8.89     9.78     10.66    11.55
 44.84%                                     5.44        6.35       7.25     8.16     9.06     9.97     10.88    11.78
 46.44%                                     5.60        6.53       7.47     8.40     9.34    10.27     11.20    12.14


Appendix B
1998 New York State and New York City Tax-Exempt and Taxable Equivalent Yield Calculation

These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.


Under Taxable Income married filing jointly status, $138,000 is in the $102,300-$155,950 range. Under Adjusted Gross Income, $175,000 is in the $124,500 to $186,800 column. The Taxable Income line and Adjusted Gross Income column meet at 38.91%. This is the rate you'll use in Step 2.
                             Adjusted gross income*


Taxable income**            $0           $124,500       $186,800
Married Filing Jointly      to              to             to             OVER
                        $124,500(1)     $186,800(2)   $309,300(3)   $309,300(2)


$      0 - $ 16,000         20.70%
  16,000 -   21,600         21.12
  21,600 -   22,000         21.63
  22,000 -   26,000         22.27
  26,000 -   40,000         22.82
  40,000 -   42,350         23.63
  42,350 -   45,000         35.31
  45,000 -   90,000         35.34          36.10%
  90,000 -   102,300        35.38          36.13
  102,300 -  155,950        38.07          38.91         40.11%
  155,950 -  278,450        42.56          43.53         44.93           43.53%
  278,450 +                 45.79                        48.39***        46.86


Taxable income**            $0                           $124,500
Single                      to                              to            OVER
                        $124,500(1)                    $247,000(3)  $247,000(2)


$      0 - $  8,000         20.70%
   8,000 -    11,000        21.12
   11,000 -   12,000        21.76
   12,000 -   13,000        22.27
   13,000 -   20,000        22.82
   20,000 -   25,000        23.63
   25,000 -   25,350        23.67
   25,350 -   50,000        35.34
   50,000 -   61,400        35.38
   61,400 -  128,100        38.07                        39.51%
  128,100 -  278,450        42.56                        44.23           43.53%
  278,450 +                 45.79                                        46.86

      *Gross income with certain adjustments before taking itemized deductions and personal exemptions.

      **Amount subject to federal income tax after itemized deduction and personal exemptions.

      ***This rate is applicable only in the limited case where your adjusted gross income is less than $309,300 and your taxable income exceeds $278,450.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions. (2) Itemized Deductions Phase-out and Recapture of Personal Income Tax -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions. Does not take into consideration the state AGI recapture of personal income tax, which might increase the percentage. (3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions and itemized deductions continue to phase-out.

Federal taxes are not deductible on the New York state tax return.

The combined federal/New York state and city tax brackets are based on state and blended city tax rates in effect on January 1, 1998. These rates may change if New York state or city tax rates change in 1998. If state or city tax rates change, equivalent rates may be higher than those shown.

This table does not reflect the state itemized deduction adjustment.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.


STEP 2: Determining your combined federal, New York state and New York City taxable yield equivalents.


Using 38.91%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 8.18% yield.


                             For these Tax-Exempt Rates:

               3.00%  3.50%  4.00%    4.50%   5.00%   5.50%   6.00%  6.50%



Marginal Tax Rates           Equal the Taxable Rates shown below:


 20.70%                                    3.78   4.41   5.04     5.67    6.31    6.94    7.57   8.20
 21.12%                                    3.80   4.44   5.07     5.70    6.34    6.97    7.61   8.24
 21.63%                                    3.83   4.47   5.10     5.74    6.38    7.02    7.66   8.29
 21.76%                                    3.83   4.47   5.11     5.75    6.39    7.03    7.67   8.31
 22.27%                                    3.86   4.50   5.15     5.79    6.43    7.08    7.72   8.36
 22.82%                                    3.89   4.53   5.18     5.83    6.48    7.13    7.77   8.42
 23.63%                                    3.93   4.58   5.24     5.89    6.55    7.20    7.86   8.51
 23.67%                                    3.93   4.59   5.24     5.90    6.55    7.21    7.86   8.52
 35.31%                                    4.64   5.41   6.18     6.96    7.73    8.50    9.28  10.05
 35.34%                                    4.64   5.41   6.19     6.96    7.73    8.51    9.28  10.05
 35.38%                                    4.64   5.42   6.19     6.96    7.74    8.51    9.29  10.06
 36.10%                                    4.69   5.48   6.26     7.04    7.82    8.61    9.39  10.17
 36.13%                                    4.70   5.48   6.26     7.05    7.83    8.61    9.39  10.18
 38.07%                                    4.84   5.65   6.46     7.27    8.07    8.88    9.69  10.50
 38.91%                                    4.91   5.73   6.55     7.37    8.18    9.00    9.82  10.64
 39.51%                                    4.96   5.79   6.61     7.44    8.27    9.09    9.92  10.75
 40.11%                                    5.01   5.84   6.68     7.51    8.35    9.18   10.02  10.85
 42.56%                                    5.22   6.09   6.96     7.83    8.70    9.58   10.45  11.32
 43.53%                                    5.31   6.20   7.08     7.97    8.85    9.74   10.63  11.51
 44.23%                                    5.38   6.28   7.17     8.07    8.97    9.86   10.76  11.66
 44.93%                                    5.45   6.36   7.26     8.17    9.08    9.99   10.90  11.80
 45.79%                                    5.53   6.46   7.38     8.30    9.22   10.15   11.07  11.99
 46.86%                                    5.65   6.59   7.53     8.47    9.41   10.35   11.29  12.23
 48.39%                                    5.81   6.78   7.75     8.72    9.69   10.66   11.63  12.59


Appendix B
1998 Ohio Tax-Exempt and Taxable Equivalent Yield Calculation


These tables will help you determine your combined federal and state taxable yield equivalents for given rates of tax-exempt income.

STEP 1: Calculating your marginal tax rate.
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First, locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column, the percentage indicated is an approximation of your Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjusted gross income is $175,000.


Under Taxable Income married filing jointly status, $138,000 is in the $102,300-$155,950 range. Under Adjusted Gross Income, $175,000 is in the $124,500 to $186,800 column. The Taxable Income line and Adjusted Gross Income column meet at 36.44%. This is the rate you'll use in Step 2.


                             Adjusted gross income*


Taxable income**            $0         $124,500     $186,800
Married Filing Jointly     to             to            to                OVER
                        $124,500(1)   $186,800(2)   $309,300(3)    $309,300(2)


$      0 - $  5,000         15.61%
   5,000 -   10,000         16.21
  10,000 -   15,000         17.43
  15,000 -   20,000         18.03
  20,000 -   40,000         18.64
  40,000 -   42,350         19.24
  42,350 -   80,000         31.59        32.39%
  80,000 -  100,000         32.11        32.90
 100,000 -  102,300         32.77        33.55
 102,300 -  155,950         35.57        36.44           37.69%
 155,950 -  200,000         40.24        41.25           42.70
 200,000 -  278,450         40.61                        43.05          41.61%
 278,450 +                  43.95                        46.64***       45.05

Taxable income**            $0                        $124,500
Single                      to                           to              OVER
                        $124,500(1)                 $247,000(3)    $247,000(2)



$      0 - $  5,000         15.61%
   5,000 -   10,000         16.21
  10,000 -   15,000         17.43
  15,000 -   20,000         18.03
  20,000 -   25,350         18.64
  25,350 -   40,000         31.08
  40,000 -   61,400         31.59
  61,400 -   80,000         34.45
  80,000 -  100,000         34.94                        36.45%
 100,000 -  128,100         35.57                        37.06
 128,100 -  200,000         40.24                        41.97        41.25%
 200,000 -  278,450         40.61                        42.33        41.61
 278,450 +                  43.95                                     45.05

      *Gross income with certain adjustments before taking itemized deductions and personal exemptions.

      **Amount subject to federal income tax after itemized deduction and personal exemptions.

      ***This rate is applicable only in the limited case where your adjusted gross income is less than $309,300 and your taxable income exceeds $278,450.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions. (2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no phase-out of personal exemptions. (3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and the itemized deductions continue to phase-out.

Federal taxes are not deductible on the Ohio state tax return.

The combined federal/Ohio tax brackets are based on state tax rates in effect on Dec. 31, 1997. These rates may change if Ohio tax rates change in 1998. If state tax rates change, equivalent rates may differ from those shown.

This table does not reflect the state joint filing credit.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.


STEP 2: Determining your combined federal and Ohio state taxable yield equivalents.


Using 36.44%, you may determine that a tax-exempt yield of 5% is equivalent to earning a taxable 7.87% yield.



                             For these Tax-Exempt Rates:

    3.00%     3.50%    4.00%     4.50%    5.00%    5.50%     6.00%    6.50%




Marginal Tax Rates           Equal the Taxable Rates shown below:

 15.61%                                  3.55      4.15     4.74      5.33     5.92     6.52      7.11     7.70
 16.21%                                  3.58      4.18     4.77      5.37     5.97     6.56      7.16     7.76
 17.43%                                  3.63      4.24     4.84      5.45     6.06     6.66      7.27     7.87
 18.03%                                  3.66      4.27     4.88      5.49     6.10     6.71      7.32     7.93
 18.64%                                  3.69      4.30     4.92      5.53     6.15     6.76      7.37     7.99
 19.24%                                  3.71      4.33     4.95      5.57     6.19     6.81      7.43     8.05
 31.08%                                  4.35      5.08     5.80      6.53     7.25     7.98      8.71     9.43
 31.59%                                  4.39      5.12     5.85      6.58     7.31     8.04      8.77     9.50
 32.11%                                  4.42      5.16     5.89      6.63     7.36     8.10      8.84     9.57
 32.39%                                  4.44      5.18     5.92      6.66     7.40     8.13      8.87     9.61
 32.77%                                  4.46      5.21     5.95      6.69     7.44     8.18      8.92     9.67
 32.90%                                  4.47      5.22     5.96      6.71     7.45     8.20      8.94     9.69
 33.55%                                  4.51      5.27     6.02      6.77     7.52     8.28      9.03     9.78
 34.45%                                  4.58      5.34     6.10      6.86     7.63     8.39      9.15     9.92
 34.94%                                  4.61      5.38     6.15      6.92     7.69     8.45      9.22     9.99
 35.57%                                  4.66      5.43     6.21      6.98     7.76     8.54      9.31    10.09
 36.44%                                  4.72      5.51     6.29      7.08     7.87     8.65      9.44    10.23
 36.45%                                  4.72      5.51     6.29      7.08     7.87     8.65      9.44    10.23
 37.06%                                  4.77      5.56     6.36      7.15     7.94     8.74      9.53    10.33
 37.69%                                  4.81      5.62     6.42      7.22     8.02     8.83      9.63    10.43
 40.24%                                  5.02      5.86     6.69      7.53     8.37     9.20     10.04    10.88
 40.61%                                  5.05      5.89     6.74      7.58     8.42     9.26     10.10    10.94
 41.25%                                  5.11      5.96     6.81      7.66     8.51     9.36     10.21    11.06
 41.61%                                  5.14      5.99     6.85      7.71     8.56     9.42     10.28    11.13
 41.97%                                  5.17      6.03     6.89      7.75     8.62     9.48     10.34    11.20
 42.33%                                  5.20      6.07     6.94      7.80     8.67     9.54     10.40    11.27
 42.70%                                  5.24      6.11     6.98      7.85     8.73     9.60     10.47    11.34
 43.05%                                  5.27      6.15     7.02      7.90     8.78     9.66     10.54    11.41
 43.95%                                  5.35      6.24     7.14      8.03     8.92     9.81     10.70    11.60
 45.05%                                  5.46      6.37     7.28      8.19     9.10    10.01     10.92    11.83
 46.64%                                  5.62      6.56     7.50      8.43     9.37    10.31     11.24    12.18


Appendix C

Descriptions of derivative instruments


What follows are brief descriptions of derivative instruments each Fund may use. At various times a Fund may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with a Fund's investment goal and policies. For more information on these instruments, see the SAI.


Options and futures contracts - An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy or sell an instrument for a set price on a future date. A Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge a Fund's investments against price fluctuations or to increase market exposure.

Asset-backed and mortgage-backed securities - Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The non-mortgage related asset-backed securities do not have the benefit of a security interest in the related collateral. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities - The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Inverse floaters - Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

Structured products - Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

IDS Insured Tax-Exempt Fund


Prospectus
Aug. 28, 1998


The goal of IDS Insured Tax-Exempt Fund, a part of IDS Special Tax-Exempt Series Trust, is to provide a high level of income generally exempt from federal income tax and preservation of shareholders' capital. The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.


This prospectus contains facts that can help you decide if the Fund is the right investment for you. Read it before you invest and keep it for future reference.


Additional facts about the Fund are in a Statement of Additional Information
(SAI), filed with the Securities and Exchange Commission (SEC) and available for reference, along with other related materials, on the SEC Internet web site (http://www.sec.gov). The SAI is incorporated by reference. For a free copy, contact American Express Shareholder Service.


Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Please note that the Fund:


o    is not a bank deposit
o    is not federally insured
o    is not endorsed by any bank or government agency
o    is not guaranteed to achieve its goal


American Express Shareholder Service
P.O. Box 534
Minneapolis, MN
55440-0534
800-862-7919
TTY: 800-846-4852
Web site address: http://www.americanexpress.com/advisors

Table of contents


The Fund in brief
         Goal
         Investment policies and risks
         Manager and distributor
         Portfolio manager
         Alternative purchase arrangements


Sales charge and Fund expenses

Performance
         Financial highlights
         Total returns
         Yield

Investment policies and risks
         Facts about investments and their risks
         Alternative investment option
         Valuing Fund shares

How to purchase, exchange or redeem shares
         Alternative purchase arrangements
         How to purchase shares
         How to exchange shares
         How to redeem shares Reductions and waivers of the sales charge

Special shareholder services
         Services
         Quick telephone reference

Distributions and taxes
         Dividend and capital gain distributions
         Reinvestments
         Taxes
         How to determine the correct TIN

How the Fund is organized
         Shares
         Voting rights
         Shareholder meetings
         Board members and officers
         Investment manager
         Administrator and transfer agent
         Distributor


About American Express Financial Corporation
         General information
         Year 2000


Appendices


         1998 Federal tax-exempt and taxable equivalent yield calculations Descriptions of derivative instruments

The Fund in brief


Goal

IDS Insured Tax-Exempt Fund (the Fund) seeks to provide shareholders with a high level of income generally exempt from federal income tax and preservation of shareholders' capital. Because any investment involves risk, achieving this goal cannot be guaranteed. Only shareholders can change the goal.


Investment policies and risks

The Fund is a diversified mutual fund that invests primarily in a diversified portfolio of securities exempt from federal income tax, with principal and interest either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government. At least 65% of the Fund's total assets will be privately insured. The Fund may hold short-term tax-exempt securities that are not insured. A portion of the assets may be invested in bonds subject to the alternative minimum tax computation. Other investments may include taxable investments, derivative instruments and tax-exempt money market instruments.

Shares of the Fund held by an investor are not insured or guaranteed and their net asset value fluctuates as the value of the portfolio securities changes. For further information, refer to the later section in the prospectus titled "Investment policies and risks."

Manager and distributor


The Fund is managed by American Express Financial Corporation (AEFC), a provider of financial services since 1894. AEFC currently manages more than $80 billion in assets for the IDS MUTUAL FUND GROUP. Shares of the Fund are sold through American Express Financial Advisors Inc. (AEFA), a wholly-owned subsidiary of AEFC.


Portfolio manager

Paul Hylle joined AEFC in 1993 and serves as portfolio manager. He also is portfolio manager of IDS California Tax-Exempt Fund, IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund, IDS New York Tax-Exempt Fund and IDS Ohio Tax-Exempt Fund. Prior to joining AEFC, he had been a portfolio manager at Lutheran Brotherhood.

Alternative purchase arrangements

The Fund offers its shares in three classes. Class A shares are subject to a sales charge at the time of purchase. Class B shares are subject to a contingent deferred sales charge (CDSC) on redemptions made within six years of purchase and an annual distribution (12b-1) fee. Class Y shares are sold without a sales charge to qualifying institutional investors.

Sales charge and Fund expenses

Shareholder transaction expenses are incurred directly by an investor on the purchase or redemption of Fund shares. Fund operating expenses are paid out of Fund assets for each class of shares. Operating expenses are reflected in the Fund's daily share price and dividends, and are not charged directly to shareholder accounts.

Shareholder transaction expenses
                                            Class A     Class B       Class Y
Maximum sales charge on purchases*
(as a percentage of offering price)           5%          0%            0%
Maximum deferred sales charge
imposed on redemptions (as a
percentage of original purchase price)        0%          5%            0%

Annual Fund operating expenses (as a percentage of average daily net assets):


                            Class A            Class B             Class Y
Management fee               0.45%              0.45%              0.45%
12b-1 fee                    0.00%              0.75%              0.00%
Other expenses**             0.28%              0.29%              0.20%
Total                        0.73%              1.49%              0.65%


*This charge may be reduced depending on your total investments in IDS funds. See "Reductions of the sales charge." **Other expenses include an administrative services fee, a shareholder services fee, a transfer agency fee and other nonadvisory expenses.

Example: Suppose for each year for the next 10 years, Fund expenses are as above and annual return is 5%. If you sold your shares at the end of the following years, for each $1,000 invested, you would pay total expenses of:



               1 year       3 years        5 years      10 years
Class A          $57          $72           $ 89          $136
Class B          $65          $87           $101          $158**
Class B*         $15          $47           $ 81          $158**
Class Y          $ 7          $21           $ 36          $ 81

*Assuming Class B shares are not redeemed at the end of the period.
**Based on conversion of Class B shares to Class A shares in the ninth year.


This example does not represent actual expenses, past or future. Actual expenses may be higher or lower than those shown. Because Class B pays annual distribution (12b-1) fees, long-term shareholders of Class B may indirectly pay an equivalent of more than a 6.25% sales charge, the maximum permitted by the National Association of Securities Dealers.


Performance
Financial highlights


Fiscal period ended June 30,
Per share income and
capital changesa
                                                 Class
                                                 A
                       1998   1997  1996   1995   1994  1993   1992   1991   1990   1989b   1988
Net asset value,      $5.51  $5.43  $5.40  $5.35  $5.63 $5.33  $5.04  $4.96  $5.00  $4.86   $4.73
beginning of period
                            Income from investment
                            operations:
Net investment          .28    .30    .30    .30    .30   .30     .31   .32    .31    .16     .31
income (loss)
Net gains (losses)      .13    .07    .03    .05   (.28)  .30     .29   .08   (.04)   .14     .14
(both realized
and unrealized)
Total from              .41    .37    .33    .35    .02   .60     .60   .40    .27    .30     .45
investment
operations
                            Less
                            distributions:
Dividends from net    (.29)  (.29)   (.28)  (.30) (.30)  (.30)   (.31) (.32)  (.31)  (.16)   (.32)
investment income
Distributions from        -     -    (.02)     -     -      -       -     -      -      -       -
realized gains
Total distributions   (.29)  (.29)   (.30)  (.30  (.30)  (.30)   (.31) (.32)  (.31)  (.16)   (.32)
Net asset value,     $5.63  $5.51   $5.43   $5.40 $5.35  $5.63   $5.33 $5.04  $4.96  $5.00   $4.86
end of period
                            Ratios/supplemental
                            data
                                                 Class
                                                 A
                       1998  1997  1996    1995   1994    1993   1992  1991   1990   1989b   1988
Net assets, end of     $455  $462  $491    $505   $525    $464   $308  $195   $133    $79     $55
period (in millions)
Ratio of expenses to   .73%  .74%  .75%     .66%   .65%    .65%   .67%  .67%   .69%   .72%c   .77%
average daily net
assetsd
Ratio of net income   5.09% 5.42%  5.16%   5.66%  5.32%   5.53%  6.06%  6.36% 6.44%  6.60%c  6.55%
(loss)
to average daily
net assets
Portfolio turnover      17%   33%   52%      53%    37%      5%    11%     8%    24%    19%    33%
rate
(excluding
short-term
securities)
Total returne          7.6%  7.1%  6.3%     6.7%    .3%   11.7%  12.3%   8.1%   5.6%   6.4%   9.7%


a For a share outstanding throughout the period.  Rounded to nearest cent.
b The Fund's fiscal year-end was changed from Dec. 31 to June 30, effective
  1989.
c Adjusted to an annual basis.
d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.

Fiscal period ended June 30,

Per share income and
capital changesa
                                   Class                       Class
                                   B                                Y
                       1998   1997  1996 1995b      1998  1997   1996 1995b
Net asset value,      $5.51  $5.43 $5.40 $5.47     $5.52 $5.44  $5.41 $5.47
beginning of period
                            Income from investment operations:
Net investment          .24    .25   .26   .09       .29   .30    .31  .08
income (loss)
Net gains (losses)      .13    .08   .03 (.07)       .13   .08    .03 (.06)
(both realized
and unrealized)
Total from              .37    .33   .29   .02       .42   .38    .34  .02
investment
operations
                            Less
                            distributions:
Dividends from net    (.25)  (.25) (.24) (.09)     (.30) (.30)  (.29) (.08)
investment income
Distributions from       -      -  (.02)    -         -     -   (.02)    -
realized gains
Total distributions   (.25)  (.25) (.26) (.09)     (.30) (.30)  (.31) (.08)
Net asset value,      $5.63  $5.51 $5.43 $5.40     $5.64 $5.52  $5.44 $5.41
end of period
                            Ratios/supplemental
                            data
                                   Class                       Class
                                   B                                Y
                       1998   1997  1996 1995b      1998  1997   1996 1995b
Net assets, end of      $44    $31   $21    $6        $-    $-     $-   $-
period (in millions)
Ratio of expenses to  1.49%  1.50% 1.51% 1.49%c     .48%  .58%   .57% .54%c
average daily net
assetsd
Ratio of net income   4.34%  4.71% 4.42% 4.72%c    5.30% 5.78%  5.32% 5.38%c
(loss)
to average daily
net assets
Portfolio turnover      17%    33%   52%   53%       17%   33%    52%  53%
rate
(excluding
short-term
securities)
Total returne          6.8%   6.3%  5.5%   .4%      7.7%  7.3%   6.4%  .4%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Inception date was March 20, 1995.
c Adjusted to an annual basis.
d Effective fiscal year 1996, expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.
e Total return does not reflect payment of a sales charge.


The information in these tables has been audited by KPMG Peat Marwick LLP, independent auditors. The independent auditors' report and additional information about the performance of the Fund are contained in the Fund's annual report which, if not included with this prospectus, may be obtained without charge.

Total returns

Total return is the sum of all of your returns for a given period, assuming you reinvest all distributions. It is calculated by taking the total value of shares you own at the end of the period (including shares acquired by reinvestment), less the price of shares you purchased at the beginning of the period.

Average annual total return is the annually compounded rate of return over a given time period (usually two or more years). It is the total return for the period converted to an equivalent annual figure.


Average annual total returns as of June 30, 1998


Purchase                          1 year              Since               5 years             10 years
made                               ago              inception               ago                 ago
------------------------- ----------------- --------------------- ------------------- -------------------
Insured Tax-Exempt:
     Class A                     +2.22%                --%                +4.46%              +7.16%
     Class B                     +2.80%              +4.95%*                --%                 --%
     Class Y                     +7.74%              +6.66%*                --%                 --%

Lehman Brothers Municipal
Bond Index
                                 +8.65%              +7.38%**             +6.07%              +7.97%

*Inception date was March 20, 1995.
**Measurement period started April 1, 1995.

Cumulative total returns as of June 30, 1998

Purchase                          1 year              Since               5 years             10 years
made                               ago              inception               ago                 ago
---------------------------- ----------------- --------------------- ------------------- -------------------
Insured Tax-Exempt:
     Class A                     +2.22%                --%               +24.40%           +  99.67%
     Class B                     +2.80%             +17.18%*                --%                 --%
     Class Y                     +7.74%             +23.55%*                --%                 --%

Lehman Brothers Municipal
Bond Index
                                 +8.65%             +26.13%**            +34.27%            +115.21%

*Inception date was March 20, 1995.
**Measurement period started April 1, 1995.

These examples show total returns from hypothetical investments in Class A, Class B and Class Y shares of the Fund. These returns are compared to those of a popular index for the same periods. The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees. Past performance for Class Y for the periods prior to March 20, 1995, may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges although not for other differences in expenses.


For purposes of calculation, information about the Fund assumes:
o        a sales charge of 5% for Class A shares
o redemption at the end of the period and deduction of the applicable contingent deferred sales charge for Class B shares
o        no sales charge for Class Y shares
o no adjustments for taxes an investor may have paid on the reinvested income and capital gains
o a period of widely fluctuating securities prices. Returns shown should not be considered a representation of the Fund's future performance.

Lehman Brothers Municipal Bond Index is an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees.

Yield


Yield is the net investment income earned per share for a specified time period, divided by the offering price at the end of the period. The Fund's SEC standardized yield for the 30-day period ended June 30, 1998, was 3.78% for Class A, 3.22% for Class B and 4.11% for Class Y. The Fund calculates this 30-day SEC standardized yield by dividing:


o       net investment income per share deemed earned during a 30-day period by

o       the public offering price per share on the last day of the period, and

o       converting the result to a yearly equivalent figure

The Fund also may calculate a tax equivalent yield by dividing the tax-exempt portion of its yield by one minus a stated income tax rate. A tax equivalent yield demonstrates the taxable yield necessary to produce an after-tax yield equivalent to that of a fund that invests in exempt obligations.

These yield calculations do not include any contingent deferred sales charge, ranging from 5% to 0% on Class B shares, which would reduce the yields quoted.

The Fund's yield varies from day to day, mainly because share values and offering prices (which are calculated daily) vary in response to changes in interest rates. Net investment income normally changes much less in the short run. Thus, when interest rates rise and share values fall, yield tends to rise. When interest rates fall, yield tends to follow.

Past yields should not be considered an indicator of future yields.

Investment policies and risks

Under normal market conditions, the Fund will invest at least 80% of its net assets in securities issued by or on behalf of state or local governmental units whose interest, in the opinion of counsel for the issuer, is exempt from federal income tax. Under normal market conditions, at least 65% of the Fund's total assets will be invested in securities that are insured and have a maturity of more than one year.

In addition, a portion of the Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. As long as the staff of the SEC maintains its current position that a fund calling itself a "tax-exempt" fund may not invest more than 20% of its net assets in these bonds, the Fund will limit its investments in these bonds to 20% of its net assets. Other investments may include taxable investments, derivative instruments and tax-exempt money market instruments.


The various types of investments the investment manager uses to achieve investment performance are described in more detail in the next section and in the SAI.


Facts about investments and their risks


Bonds and other debt securities exempt from federal income taxes: The price of bonds generally falls as interest rates increase, and rises as interest rates decrease. The price of bonds also fluctuates if the credit rating is upgraded or downgraded. The Fund may purchase securities rated Aaa by Moody's Investors Service, Inc. (Moody's) or AAA by Standard & Poor's Corporation (S&P). In addition, the Fund may purchase securities rated lower than Aaa by Moody's or AAA by S&P without regard to their rating, provided the securities are insured. These securities generally provide a higher yield than securities with the highest ratings. The increased yield will be offset to a certain extent by the premium paid to insure the securities. In purchasing these securities the Fund hopes to achieve a higher yield while at the same time providing the same level of safety available by the purchase of AAA rated securities.


Concentration: The Fund may invest more than 25% of its total assets in a particular segment of the municipal securities market, such as electric revenue bonds, hospital revenue bonds, housing agency bonds, industrial development bonds, airport bonds, or in securities the interest on which is paid from revenues of a similar type of project. In such circumstances, economic, business, political or other changes affecting one bond (such as proposed legislation affecting the financing of a project, shortages or price increases of needed materials, or declining market or needs of the projects) might also affect other bonds in the same segment. This could increase market risk.

The Fund may invest more than 25% of its total assets in industrial revenue bonds, but it does not intend to invest more than 25% of its total assets in industrial revenue bonds issued for companies in the same industry or state. As the similarity in issuers increases, the potential for fluctuation in the net asset value of the Fund's shares also increases.

Taxable investments: If, in the opinion of the investment manager, appropriate tax-exempt securities are not available, the Fund may invest up to 20% of its net assets, or more on a temporary defensive basis, in taxable investments as described more fully in the SAI.


Derivative instruments: The investment manager may use derivative instruments in addition to securities to achieve investment performance. Derivative instruments include futures, options and forward contracts. Such instruments may be used to maintain cash reserves while remaining fully invested, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs or to pursue higher investment returns. Derivative instruments are characterized by requiring little or no initial payment and a daily change in price based on or derived from a security, a currency, a group of securities or currencies, or an index. A number of strategies or combination of instruments can be used to achieve the desired investment performance characteristics. A small change in the value of the underlying security, currency or index will cause a sizable gain or loss in the price of the derivative instrument. Derivative instruments allow the investment manager to change the investment performance characteristics very quickly and at lower costs. Risks include losses of premiums, rapid changes in prices, defaults by other parties and inability to close such instruments. The Fund will use derivative instruments only to achieve the same investment performance characteristics it could achieve by directly holding those securities and currencies permitted under the investment policies. The Fund will designate cash or appropriate liquid assets to cover its portfolio obligations. The use of derivative instruments may produce taxable income. No more than 5% of the Fund's net assets can be used at any one time for good faith deposits on futures and premiums for options on futures that do not offset existing investment positions. This does not, however, limit the portion of the Fund's assets at risk to 5%. The Fund is not limited as to the percentage of its assets that may be invested in permissible investments, including derivatives, except as otherwise explicitly provided in this prospectus or the SAI. For descriptions of these and other types of derivative instruments, see the Appendix to this prospectus and the SAI.


Inverse floaters: Inverse floaters are derivatives created by underwriters using the interest payments on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. What is left over, less a servicing fee, is paid to holders of the inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters. These investments are not insured or guaranteed. No more than 10% of the Fund's assets will be held in inverse floaters.


Securities and other instruments that are illiquid: A security or other instrument is illiquid if it cannot be sold quickly in the normal course of business. Some investments cannot be resold to the U.S. public because of their terms or government regulations. Securities and instruments, however, can be sold in private sales, and many may be sold to other institutions and qualified buyers or on foreign markets. The investment manager will follow guidelines established by the board and consider relevant factors such as the nature of the security and the number of likely buyers when determining whether a security is illiquid. No more than 10% of the Fund's net assets will be held in securities and other instruments that are illiquid.


Tax-exempt money market instruments: Pending investment in municipal securities maturing in more than one year, or as a temporary defensive position, the Fund may hold up to 35% of its net assets in short-term tax-exempt instruments that are not insured or guaranteed. The Fund will purchase these instruments only if they are rated MIG-1 by Moody's or SP-1 by S&P or if the long-term debt of such issuers is rated Aaa by Moody's or AAA by S&P or the equivalent.

Insurance on tax-exempt securities: Payment of principal and interest on tax-exempt securities which have a maturity of more than one year will be either fully insured by private insurers or guaranteed by an agency or instrumentality of the U.S. government. These agencies include the Federal National Mortgage Association and the Federal Housing Administration. Insurance or guarantee features minimize the risks to the Fund and its shareholders associated with defaults in the securities owned by the Fund. Insurance or guarantees do not guarantee the market value of the municipal securities or the value of the shares of the Fund. Insurance premiums are paid from the assets of the Fund and will reduce the Fund's current yield.


Except for securities guaranteed by the U.S. government, or an agency thereof, and the short-term securities described above, each tax-exempt security purchased by the Fund will be insured either by a New Issue Insurance Policy or by a Portfolio Insurance Policy issued by Financial Guaranty Insurance Company or a comparable insurer as long as that insurer is rated Aaa by Moody's or AAA by S&P or the equivalent. None of the Fund's assets were used to pay premiums for the fiscal year ended June 30, 1998.


Except for the investment policies concerning the type and amount of tax-exempt investments, the investment policies described above may be changed by the board.

Lending portfolio securities: The Fund may lend its securities to earn income so long as borrowers provide collateral equal to the market value of the loans. The risks are that borrowers will not provide collateral when required or return securities when due. Unless a majority of the outstanding voting securities approve otherwise, loans may not exceed 30% of the Fund's net assets.

Alternative investment option

In the future, the board of the Fund may determine for operating efficiencies to use a master/feeder structure. Under that structure, the Fund's assets would be invested in an investment company with the same goal as the Fund, rather than invested directly in a portfolio of securities.

Valuing Fund shares

The public offering price is the net asset value (NAV) adjusted for the sales charge for Class A. It is the NAV for Class B and Class Y.

The NAV is the value of a single Fund share. The NAV usually changes daily, and is calculated at the close of business, normally 3 p.m. Central time, each business day (any day the New York Stock Exchange is open). NAV generally declines as interest rates increase and rises as interest rates decline.

To establish the net assets, all securities are valued as of the close of each business day. In valuing assets:


o  Securities and assets with available market values are valued on that basis

o  Securities maturing in 60 days or less are valued at amortized cost

o Assets without readily available market values are valued according to methods selected in good faith by the board

How to purchase, exchange or redeem shares

Alternative purchase arrangements

The Fund offers three different classes of shares - Class A, Class B and Class
Y. The primary differences among the classes are in the sales charge structures and in their ongoing expenses. These differences are summarized in the table below. You may choose the class that best suits your circumstances and objectives.


                   Sales charge and
                   distribution
                   (12b-1) fee                 Service fee                    Other information
Class A            Maximum initial sales       0.175% of average daily net    Initial sales charge waived
                   charge of 5%; no 12b-1 fee  assets                         or reduced for certain
                                                                              purchases
Class B            No initial sales charge;    0.175% of average daily net    Shares convert to Class A
                   maximum CDSC of 5%          assets                         in the ninth year of
                   declines to 0% after six                                   ownership; CDSC waived in
                   years; 12b-1 fee of 0.75%                                  certain circumstances
                   of average daily net
                   assets


Class Y            None                        0.10% of average daily net     Available only to certain
                                               assets                         qualifying institutional
                                                                              investors


Conversion of Class B shares to Class A shares - During the ninth calendar year of owning your Class B shares, Class B shares will convert to Class A shares and will no longer be subject to a distribution fee. Class B shares that convert to Class A shares are not subject to a sales charge. Class B shares purchased through reinvested dividends and distributions also will convert to Class A shares in the same proportion as the other Class B shares. This means more of your money will be put to work for you.


Considerations in determining whether to purchase Class A or Class B shares - You should consider the information below in determining whether to purchase Class A or Class B shares. The distribution fee (included in "Ongoing expenses") and sales charges are structured so that you will have approximately the same total return at the end of eight years regardless of which class you chose.

Sales charges on purchase or redemption

If you purchase Class A shares

o You will not have all of your purchase price invested. Part of your purchase price will go to pay the sales charge. You will not pay a sales charge when you redeem your shares.

o        You will be able to take advantage of reductions in the sales charge.

If you purchase Class B shares

o All of your money is invested in shares of stock. However, you will pay a sales charge if you redeem your shares within six years of purchase.

o        No reductions of the sales charge are available for large purchases.

If your investments in IDS funds that are subject to a sales charge total $250,000 or more, you are better off paying the reduced sales charge in Class A than paying the higher fees in Class B. If you qualify for a waiver of the sales charge, you should purchase Class A shares.

Ongoing expenses

If you purchase Class A shares

o Your shares will have a lower expense ratio than Class B shares because Class A does not pay a distribution fee and the transfer agency fee for Class A is lower than the fee for Class B. As a result, Class A shares will pay higher dividends than Class B shares.

If you purchase Class B shares


o The distribution and transfer agency fees for Class B will cause your shares to have a higher expense ratio and to pay lower dividends than Class A shares. In the ninth year of ownership, Class B shares will convert to Class A shares and you will no longer be subject to higher fees.


You should consider how long you plan to hold your shares and whether the accumulated higher fees and CDSC on Class B shares prior to conversion would be less than the initial sales charge on Class A shares. Also consider to what extent the difference would be offset by the lower expenses on Class A shares. To help you in this analysis, the example in the "Sales charge and Fund expenses" section of the prospectus illustrates the charges applicable to each class of shares.

Class Y shares - Class Y shares are offered to certain institutional investors. Class Y shares are sold without a front-end sales charge or a CDSC and are not subject to a distribution fee. The following investors are eligible to purchase Class Y shares:

o    Qualified employee benefit plans* if the plan:
     - uses a daily transfer recordkeeping service offering participants daily access to IDS funds and has
         -    at least $10 million in plan assets or
         -    500 or more participants; or
     -   does not use daily transfer recordkeeping and has
         - at least $3 million invested in funds of the IDS MUTUAL FUND GROUP or
         - 500 or more participants.


o Trust companies or similar institutions, and charitable organizations that meet the definition in Section 501(c)(3) of the Internal Revenue Code.* These organizations must have at least $10 million invested in funds of the IDS MUTUAL FUND GROUP.


o Nonqualified deferred compensation plans* whose participants are included in a qualified employee benefit plan described above.


* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.


How to purchase shares


If you are investing in this Fund for the first time, you will need to set up an account. Your financial advisor will help you fill out and submit an application. Once your account is set up, you can choose among several convenient ways to invest.

Important: When opening an account, you must provide your correct Taxpayer Identification Number (Social Security or Employer Identification number). See "Distributions and taxes."


When you purchase shares for a new or existing account, the price you pay per share is determined at the close of business on the day your investment is received and accepted at the Minneapolis headquarters.

Purchase policies:

o Investments must be received and accepted in the Minneapolis headquarters on a business day before 3 p.m. Central time to be included in your account that day and to receive that day's share price. Otherwise, your purchase will be processed the next business day and you will pay the next day's share price.

o        The minimums allowed for investment may change from time to time.


o Wire orders can be accepted only on days when your bank, American Express Client Service Corporation (AECSC), the Fund and Norwest Bank Minneapolis are open for business.


o Wire purchases are completed when wired payment is received and the Fund accepts the purchase.


o AECSC and the Fund are not responsible for any delays that occur in wiring funds, including delays in processing by the bank.


o        You must pay any fee the bank charges for wiring.

o        The Fund reserves the right to reject any application for any reason.

o If your application does not specify which class of shares you are purchasing, it will be assumed that you are investing in Class A shares.

                              Three ways to invest

1  By regular account

Send your check and application (or your name and account number if you have an established account) to:

American Express Financial Advisors Inc.
P.O. Box 74
Minneapolis, MN 55440-0074

Your financial advisor will help you with this process.

Minimum amounts
Initial investment:                         $   2,000
Additional investments:                     $     100
Account balances:                           $     300*

2  By scheduled investment plan

Contact your financial advisor to set up one of the following scheduled plans:

o        automatic payroll deduction

o        bank authorization

o        direct deposit of Social Security check

o        other plan approved by the Fund

Minimum amounts
Initial investment:                         $     100
Additional investments:                     $     100/each payment
Account balances:                                 none
(on active plans of monthly payments)

If account balance is below $2,000, frequency of payments must be at least monthly.

3  By wire

If you have an established account, you may wire money to:

Norwest Bank Minneapolis
Routing No. 091000019
Minneapolis, MN
Attn: Domestic Wire Dept.

Give these instructions: Credit IDS Account #00-30-015 for personal account # (your account number) for (your name).


If this information is not included, the order may be rejected and all money received by the Fund, less any costs the Fund or AECSC incurs, will be returned promptly.


Minimum amounts
Each wire investment:                       $   1,000


*If your account balance falls below $300, you will be asked in writing to bring it up to $300 or establish a scheduled investment plan. If you do not do so within 30 days, your shares can be redeemed and the proceeds mailed to you. If you are in a "wrap-fee" program sponsored by AEFA and your wrap program balance falls below the required program minimum or is terminated, your shares will be redeemed and the proceeds mailed to you.


How to exchange shares

You can exchange your shares of the Fund at no charge for shares of the same class of any other publicly offered fund in the IDS MUTUAL FUND GROUP available in your state. Exchanges into IDS Tax-Free Money Fund must be made from Class A shares. For complete information on any other fund, including fees and expenses, read that fund's prospectus carefully.

If your exchange request arrives at the Minneapolis headquarters before the close of business, your shares will be redeemed at the net asset value set for that day. The proceeds will be used to purchase new fund shares the same day. Otherwise, your exchange will take place the next business day at that day's net asset value.

For tax purposes, an exchange represents a redemption and purchase and may result in a gain or loss. However, you cannot use the sales charge imposed on the purchase of Class A shares to create or increase a tax loss (or reduce a taxable gain) by exchanging from the Fund within 91 days of your purchase. For further explanation, see the SAI.

How to redeem shares

You can redeem your shares at any time. American Express Shareholder Service will mail payment within seven days after receiving your request.

When you redeem shares, the amount you receive may be more or less than the amount you invested. Your shares will be redeemed at net asset value, minus any applicable sales charge, at the close of business on the day your request is accepted at the Minneapolis headquarters. If your request arrives after the close of business, the price per share will be the net asset value, minus any applicable sales charge, at the close of business on the next business day.


A redemption is a taxable transaction. If the proceeds from your redemption are more or less than the cost of your shares, you will have a gain or loss, which can affect your tax liability.


          Two ways to request an exchange or redemption of shares

1  By letter


Include in your letter:
o        the name of the fund(s)
o        the class of shares to be exchanged or redeemed
o your account number(s)(for exchanges, both funds must be registered in the same ownership)
o        your Taxpayer Identification Number (TIN)
o        the dollar amount or number of shares you want to exchange or redeem
o        signature of all registered account owners
o        for redemptions, indicate how you want your money delivered to you
o        any paper certificates of shares you hold

Regular mail:
         American Express Shareholder Service
         Attn: Redemptions
         P.O. Box 534
         Minneapolis, MN 55440-0534

Express mail:
         American Express Shareholder Service
         Attn: Redemptions
         733 Marquette Ave.
         Minneapolis, MN 55402

2  By phone
American Express Financial Advisors Telephone Transaction Service:
800-437-3133 or
612-671-3800


o The Fund and AECSC will honor any telephone exchange or redemption request believed to be authentic and will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. If reasonable procedures are followed, the Fund or AECSC will not be liable for any loss resulting from fraudulent requests.


o Phone exchange and redemption privileges automatically apply to all accounts except custodial, corporate or qualified retirement accounts unless you request these privileges NOT apply by writing American Express Shareholder Service. Each registered owner must sign the request.


o AECSC answers phone requests promptly, but you may experience delays when call volume is high. If you are unable to get through, use mail procedure as an alternative.


o Acting on your instructions, your financial advisor may conduct telephone transactions on your behalf.

o        Phone privileges may be modified or discontinued at any time.

Minimum amount
Redemption:       $100

Maximum amount
Redemption:       $50,000

Exchange policies:

o You may make up to three exchanges within any 30-day period, with each limited to $300,000. These limits do not apply to scheduled exchange programs and certain employee benefit plans or other arrangements through which one shareholder represents the interests of several. Exceptions may be allowed with pre-approval of the Fund.

o    Exchanges must be made into the same class of shares of the new fund.

o If your exchange creates a new account, it must satisfy the minimum investment amount for new purchases.

o    Once we receive your exchange request, you cannot cancel it.

o Shares of the new fund may not be used on the same day for another exchange.

o If your shares are pledged as collateral, the exchange will be delayed until written approval is obtained from the secured party.


o AECSC and the Fund reserve the right to reject any exchange, limit the amount, or modify or discontinue the exchange privilege, to prevent abuse or adverse effects on the Fund and its shareholders. For example, if exchanges are too numerous or too large, they may disrupt the Fund's investment strategies or increase its costs.


Redemption policies:

o A "change of mind" option allows you to change your mind after requesting a redemption and to use all or part of the proceeds to purchase new shares in the same account from which you redeemed. If you reinvest in Class A, you will purchase the new shares at net asset value rather than the offering price on the date of a new purchase. If you reinvest in Class B, any CDSC you paid on the amount you are reinvesting also will be reinvested. To take advantage of this option, send a written request within 30 days of the date your redemption request was received. Include your account number and mention this option. This privilege may be limited or withdrawn at any time, and it may have tax consequences.

o A telephone redemption request will not be allowed within 30 days of a phoned-in address change.


Important: If you request a redemption of shares you recently purchased by a check or money order that is not guaranteed, the Fund will wait for your check to clear. It may take up to 10 days from the date of purchase before a check is mailed to you. (A check may be mailed earlier if your bank provides evidence satisfactory to the Fund and AECSC that your check has cleared.)

                  Three ways to receive payment when you redeem shares

1  By regular or express mail

o        Mailed to the address on record
o        Payable to names listed on the account
         NOTE: You will be charged a fee if you request express mail delivery.

2  By wire

o        Minimum wire redemption: $1,000
o        Request that money be wired to your bank
o        Bank account must be in the same ownership as the IDS fund account
         NOTE: Pre-authorization required. For instructions, contact your financial advisor or American Express Shareholder Service.

3  By scheduled payout plan

o        Minimum payment: $50
o Contact your financial advisor or American Express Shareholder Service to set up regular payments to you on a monthly, bimonthly, quarterly, semiannual or annual basis
o Purchasing new shares while under a payout plan may be disadvantageous because of the sales charges

Reductions and waivers of the sales charge
Class A - initial sales charge alternative

On purchases of Class A shares, you pay a 5% sales charge on the first $50,000 of your total investment and less on investments after the first $50,000:


Total investment                    Sales charge as a
                                    percentage of:*


                                    Public           Net
                                    offering         amount
                                    price            invested

Up to $50,000                       5.0%             5.26%
Next  $50,000                       4.5              4.71
Next  $400,000                      3.8              3.95
Next  $500,000                      2.0              2.04
$1,000,000 or more                  0.0              0.00

* To calculate the actual sales charge on an investment greater than $50,000 and less than $1,000,000, amounts for each applicable increment must be totaled. See the SAI.

Reductions of the sales charge on Class A shares Your sales charge may be reduced, depending on the totals of:


o    the amount you are investing in this Fund now;

o    the amount of your existing investment in this Fund, if any; and


o the amount you and your primary household group are investing or have in other funds in the IDS MUTUAL FUND GROUP that carry a sales charge. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.)

Other policies that affect your sales charge:

o IDS Tax-Free Money Fund and Class A shares of IDS Cash Management Fund do not carry sales charges. However, you may count investments in these funds if you acquired shares in them by exchanging shares from IDS funds that carry sales charges.

o Employee benefit plan purchases made through a payroll deduction plan or through a plan sponsored by an employer, association of employers, employee organization or other similar entity, may be added together to reduce sales charges for all shares purchased through that plan.

o If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a letter of intent.

For more details, see the SAI.

Waivers of the sales charge for Class A shares Sales charges do not apply to:

o Current or retired board members, officers or employees of the Fund or AEFC or its subsidiaries, their spouses and unmarried children under 21.

o Current or retired American Express financial advisors, their spouses and unmarried children under 21.

o Investors who have a business relationship with a newly associated financial advisor who joined AEFA from another investment firm provided that (1) the purchase is made within six months of the advisor's appointment date with AEFA, (2) the purchase is made with proceeds of a redemption of shares that were sponsored by the financial advisor's previous broker-dealer, and (3) the proceeds must be the result of a redemption of an equal or greater value where a sales load was previously assessed.

o Qualified employee benefit plans* using a daily transfer recordkeeping system offering participants daily access to IDS funds.

(Participants in certain qualified plans for which the initial sales charge is waived may be subject to a deferred sales charge of up to 4% on certain redemptions. For more information, see the SAI.)

o Shareholders who have at least $1 million invested in funds of the IDS MUTUAL FUND GROUP. If the investment is redeemed in the first year after purchase, a CDSC of 1% will be charged on the redemption. The CDSC will be waived only in the circumstances described for waivers for Class B shares.


o Purchases made within 30 days after a redemption of shares (up to the amount redeemed): - of a product distributed by AEFA in a qualified plan subject to a deferred sales charge or - in a qualified plan where American Express Trust Company has a recordkeeping, trustee, investment management or investment servicing relationship.


Send the Fund a written request along with your payment, indicating the amount of the redemption and the date on which it occurred.

o Purchases made with dividend or capital gain distributions from the same class of another fund in the IDS MUTUAL FUND GROUP that has a sales charge.


o Purchases made through or under a "wrap fee" product sponsored by AEFA (total amount of all investments must be $50,000); the University of Massachusetts After-Tax Savings Program; or a segregated separate account offered by Nationwide Life Insurance Company or Nationwide Life and Annuity Insurance Company.

o Purchases made with the proceeds from IDS Life Real Estate Variable Annuity surrenders.

* Eligibility must be determined in advance by AEFA. To do so, contact your financial advisor.

Class B - contingent deferred sales charge alternative

Where a CDSC is imposed on a redemption, it is based on the amount of the redemption and the number of calendar years, including the year of purchase, between purchase and redemption. The following table shows the declining scale of percentages that apply to redemptions during each year after a purchase:

If a redemption is                          The percentage rate
made during the                             for the CDSC is:

First year                                           5%
Second year                                          4%
Third year                                           4%
Fourth year                                          3%
Fifth year                                           2%
Sixth year                                           1%
Seventh year                                         0%

If the amount you are redeeming reduces the current net asset value of your investment in Class B shares below the total dollar amount of all your purchase payments during the last six years (including the year in which your redemption is made), the CDSC is based on the lower of the redeemed purchase payments or market value.

The following example illustrates how the CDSC is applied. Assume you had invested $10,000 in Class B shares and that your investment had appreciated in value to $12,000 after 15 months, including reinvested dividend and capital gain distributions. You could redeem any amount up to $2,000 without paying a CDSC ($12,000 current value less $10,000 purchase amount). If you redeemed $2,500, the CDSC would apply only to the $500 that represented part of your original purchase price. The CDSC rate would be 4% because a redemption after 15 months would take place during the second year after purchase.

Because the CDSC is imposed only on redemptions that reduce the total of your purchase payments, you never have to pay a CDSC on any amount you redeem that represents appreciation in the value of your shares, income earned by your shares or capital gains. In addition, when determining the rate of any CDSC, your redemption will be made from the oldest purchase payment you made. Of course, once a purchase payment is considered to have been redeemed, the next amount redeemed is the next oldest purchase payment. By redeeming the oldest purchase payments first, lower CDSCs are imposed than would otherwise be the case.

Waivers of the contingent deferred sales charge The CDSC on Class B shares will be waived on redemptions of shares:


o    In the event of the shareholder's death,
o    Held in a trusteed employee benefit plan,
o Held in IRAs or certain qualified plans for which American Express Trust Company acts as custodian, such as Keogh plans, tax-sheltered custodial accounts or corporate pension plans, provided that the shareholder is:
     - at least 59-1/2 years old, and
     - taking a retirement distribution (if the redemption is part of a transfer to an IRA or qualified plan in a product distributed by AEFA, or a custodian-to-custodian transfer to a product not distributed by AEFA, the CDSC will not be waived), or
     - redeeming under an approved substantially equal periodic payment arrangement.



Special shareholder services

Services


To help you track and evaluate the performance of your investments, AECSC provides these services:

Quarterly statements featuring: (1) a list of all your holdings and transactions during the previous three months and (2) personalized mutual fund performance information about your specific account.


Yearly tax statements featuring average-cost-basis reporting of capital gains or losses if you redeem your shares along with distribution information which simplifies tax calculations.

A personalized mutual fund progress report detailing returns on your initial investment and cash-flow activity in your account. It calculates a total return to reflect your individual history in owning Fund shares. This report is available from your financial advisor.

Quick telephone reference

American Express Financial Advisors Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements
National/Minnesota:        800-437-3133
Mpls./St. Paul area:       671-3800

TTY Service
For the hearing impaired
800-846-4852

American Express Financial Advisors Easy Access Line
Automated account information (TouchTone(R) phones only), including current Fund prices and performance, account values and recent account transactions 800-862-7919

Distributions and taxes

As a shareholder you are entitled to your share of the Fund's net income and any net gains realized on its investments. The Fund distributes dividends and capital gain distributions to qualify as a regulated investment company and to avoid paying corporate income and excise taxes. Dividend and capital gain distributions will have tax consequences you should know about.

Dividend and capital gain distributions


The Fund's net investment income from dividends and interest is distributed to you monthly as dividends. Capital gains are realized when a security is sold for a higher price than was paid for it. Short-term capital gains are distributed at the end of the calendar year and are included in net investment income. Long-term capital gains are realized when a security is held for more than one year. The Fund will offset any net realized capital gains by any available capital loss carryovers. Net realized long-term capital gains, if any, are distributed at the end of the calendar year as capital gain distributions. These long-term capital gains will be subject to differing tax rates depending on the holding period of the underlying investments. Before they are distributed, net long-term capital gains are included in the value of each share. After they are distributed, the value of each share drops by the per-share amount of the distribution. (If your distributions are reinvested, the total value of your holdings will not change.)


Dividends for each class will be calculated at the same time, in the same manner and will be the same amount prior to deduction of expenses. Expenses attributable solely to a class of shares will be paid exclusively by that class.

Reinvestments

Dividends and capital gain distributions are automatically reinvested in additional shares in the same class of the Fund, unless:

o you request the Fund in writing or by phone to pay distributions to you in cash, or


o you direct the Fund to invest your distributions in the same class of another publicly available IDS fund for which you have previously opened an account.

The reinvestment price is the net asset value at close of business on the day the distribution is paid. (Your quarterly statement will confirm the amount invested and the number of shares purchased.)


If you choose cash distributions, you will receive cash only for distributions declared after your request has been processed.

If the U.S. Postal Service cannot deliver the checks for the cash distributions, we will reinvest the checks into your account at the then-current net asset value and make future distributions in the form of additional shares. Prior to reinvestment, no interest will accrue on amounts represented by uncashed distribution or redemption checks.


Taxes

Dividends distributed from interest earned on tax-exempt securities (exempt-interest dividends) are exempt from federal income taxes but may be subject to state and local taxes. Dividends distributed from other income earned and capital gain distributions are not exempt from federal income taxes. Distributions are taxable in the year the Fund declares them regardless of whether you take them in cash or reinvest them.

Interest on certain private activity bonds is a preference item for purposes of the individual and corporate alternative minimum taxes. To the extent the Fund earns such income, it will flow through to its shareholders and may be taxable to those shareholders who are subject to the alternative minimum tax.

Because interest on municipal bonds and notes is tax-exempt for federal income tax purposes, any interest on borrowed money used directly or indirectly to purchase Fund shares is not deductible on your federal income tax return. You should consult a tax advisor regarding its deductibility for state and local income tax purposes.

Each January, you will receive a tax statement showing the kinds and total amount of all distributions you received during the previous year. You must report distributions on your tax returns, even if they are reinvested in additional shares.

Buying a dividend creates a tax liability. This means buying shares shortly before a capital gain distribution. You pay the full pre-distribution price for the shares, then receive a portion of your investment back as a distribution, which is taxable.


Redemptions and exchanges subject you to a tax on any capital gain. If you sell shares for more than their cost, the difference is a capital gain. Your gain may be short term (for shares held for one year or less) or long term (for shares held for more than one year). Long-term capital gains will be taxed at rates that vary depending upon the holding period. Long-term capital gains are divided into two holding periods: (1) shares held more than one year but not more than 18 months and (2) shares held more than 18 months.

Your Taxpayer Identification Number (TIN) is important. As with any financial account you open, you must list your current and correct Taxpayer Identification Number (TIN) -- either your Social Security or Employer Identification number. The TIN must be certified under penalties of perjury on your application when you open an account.

If you do not provide the TIN, or the TIN you report is incorrect, you could be subject to backup withholding of 31% of taxable distributions and proceeds from certain sales and exchanges. You also could be subject to further penalties, such as:


o        a $50 penalty for each failure to supply your correct TIN
o a civil penalty of $500 if you make a false statement that results in no backup withholding
o        criminal penalties for falsifying information

You also could be subject to backup withholding because you failed to report interest or dividends on your tax return as required.

How to determine the correct TIN
                                                       Use the Social Security or
For this type of account:                              Employer Identification number of:


Individual or joint account                            The individual or one of the individuals listed on
                                                       the joint account


Custodian account of a minor (Uniform                  The minor
Gifts/Transfers to Minors Act)

A living trust                                         The
                                                       grantor-trustee (the
                                                       person who puts the money
                                                       into the trust)

An irrevocable trust,                                  The legal entity (not the personal representative
pension trust or estate                                or trustee, unless no legal entity is designated in
                                                       the account title)

Sole proprietorship                                    The owner

Partnership                                            The partnership

Corporate                                              The corporation

Association, club or tax-exempt organization           The organization

For details on TIN requirements, ask your financial advisor or local American Express Financial Advisors office for federal Form W-9, "Request for Taxpayer Identification Number and Certification."

Important: This information is a brief and selective summary of certain federal tax rules that apply to this Fund. Tax matters are highly individual and complex, and you should consult a qualified tax advisor about your personal situation.

How the Fund is organized

Shares

IDS Special Tax-Exempt Series Trust currently is composed of six funds, each issuing its own series of capital stock. Each fund is owned by its shareholders. Each fund issues shares in three classes - Class A, Class B and Class Y. Each class has different sales arrangements and bears different expenses. Each class represents interests in the assets of a fund. Par value is one cent per share. Both full and fractional shares can be issued.

The shares of each fund represent an interest in that fund's assets only (and profits or losses), and, in the event of liquidation, each share of a fund would have the same rights to dividends and assets as every other share of that fund.

The board may from time to time issue other funds of the Trust, the assets and liabilities of which will likewise be separate and distinct from this Fund.

The Fund no longer issues stock certificates.

Voting rights

As a shareholder, you have voting rights over the Fund's management and fundamental policies. You are entitled to one vote for each share you own. Shares of the Fund have cumulative voting rights. Each class has exclusive voting rights with respect to the provisions of the Fund's distribution plan that pertain to a particular class and other matters for which separate class voting is appropriate under applicable law.

Shareholder meetings

The Fund does not hold annual shareholder meetings. However, the board members may call meetings at their discretion, or on demand by holders of 10% or more of the outstanding shares, to elect or remove board members.

Board members and officers

Shareholders elect a board that oversees the operations of the Fund and chooses its officers. Its officers are responsible for day-to-day business decisions based on policies set by the board. The board has named an executive committee that has authority to act on its behalf between meetings. Board members and officers serve 47 IDS and IDS Life funds and 15 Master Trust portfolios, except for William H.
Dudley, who does not serve the nine IDS Life funds.


Independent board members and officers

Chairman of the board

William R. Pearce*
Chairman of the board, Board Services Corporation (provides administrative services to boards including the boards of the IDS and IDS Life funds and Master Trust portfolios).


H. Brewster Atwater, Jr.
Retired chairman and chief executive officer, General Mills, Inc.

Lynne V. Cheney
Distinguished fellow, American Enterprise Institute for Public Policy Research.

Heinz F. Hutter
Retired president and chief operating officer, Cargill, Inc.

Anne P. Jones
Attorney and telecommunications consultant.

Alan K. Simpson
Former United States senator for Wyoming.

Edson W. Spencer
Retired chairman and chief executive officer, Honeywell, Inc.

Wheelock Whitney
Chairman, Whitney Management Company.

C. Angus Wurtele
Chairman of the board, The Valspar Corporation.

Officer

Vice president, general counsel and secretary

Leslie L. Ogg*
President of Board Services Corporation.

Board members and officers associated with AEFC

President

John R. Thomas*
Senior vice president, AEFC.

William H. Dudley*
Senior advisor to the chief executive officer, AEFC.

David R. Hubers*
President and chief executive officer, AEFC.

Officers associated with AEFC

Vice president

Peter J. Anderson*
Senior vice president, AEFC.

Vice president

Frederick C. Quirsfeld*
Vice president, AEFC.

Treasurer

Matthew N. Karstetter*
Vice president, AEFC.

Refer to the SAI for the board members' and officers' biographies.

* Interested person as defined by the Investment Company Act of 1940.

Investment manager

The Fund pays AEFC for managing its assets. Under its Investment Management Services Agreement, AEFC is paid a fee for these services based on the average daily net assets of the Fund, as follows:

Assets                Annual rate
(billions)at each asset level

First    $1.0         0.450%
Next      1.0         0.425
Next      1.0         0.400
Next      3.0         0.375
Over      6.0         0.350


For the fiscal year ended June 30, 1998, the Fund paid AEFC a total investment management fee of 0.45% of its average daily net assets. Under the Agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses.


Administrator and transfer agent


Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at an annual rate of 0.04% decreasing in gradual percentages to 0.02% as assets increase.

Under a separate Transfer Agency Agreement, AECSC maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:


         o    Class A      $15.50
         o    Class B      $16.50
         o    Class Y      $15.50

Distributor


The Fund has an exclusive distribution agreement with AEFA. Financial advisors representing AEFA provide information to investors about individual investment programs, the Fund and its operations, new account applications, and exchange and redemption requests. The cost of these services is paid partially by the Fund's sales charges.


Persons who buy Class A shares pay a sales charge at the time of purchase. Persons who buy Class B shares are subject to a contingent deferred sales charge on a redemption in the first six years and pay an asset-based sales charge (also known as a 12b-1 fee) of

0.75% of the Fund's average daily net assets. Class Y shares are sold without a sales charge and without an asset-based sales charge.

Financial advisors may receive different compensation for selling Class A, Class B and Class Y shares. Portions of the sales charge also may be paid to securities dealers who have sold the Fund's shares or to banks and other financial institutions. The amounts of those payments range from 0.8% to 4% of the Fund's offering price depending on the monthly sales volume.

Under a Shareholder Service Agreement, the Fund also pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B shares and 0.10% for Class Y shares.


Total expenses paid by the Fund's Class A shares for the fiscal year ended June 30, 1998, were 0.73% of its average daily net assets. Expenses for Class B and Class Y were 1.49% and 0.48%, respectively.


About American Express Financial Corporation

General information

The AEFC family of companies offers not only mutual funds but also insurance, annuities, investment certificates and a broad range of financial management services.


Besides managing investments for all funds in the IDS MUTUAL FUND GROUP, AEFC also manages investments for itself and its subsidiaries, IDS Certificate Company and IDS Life Insurance Company. Total assets under management on June 30, 1998, were more than $200 billion.

AEFA serves individuals and businesses through its nationwide network of more than 180 offices and more than 8,500 advisors.


Other AEFC subsidiaries provide investment management and related services for pension, profit sharing, employee savings and endowment funds of businesses and institutions.

AEFC is located at IDS Tower 10, Minneapolis, MN 55440-0010. It is a wholly-owned subsidiary of American Express Company (American Express), a financial services company with headquarters at American Express Tower, World Financial Center, New York, NY 10285. The Fund may pay brokerage commissions to broker-dealer affiliates of AEFC.

Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which would have a material impact on the operations of the Fund. The Fund has no computer systems of its own but is dependent upon the systems maintained by AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification of existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's goal is to complete internal remediation and testing of each of its critical systems by the end of 1998 and to continue compliance efforts through 1999. The Year 2000 readiness of other third parties whose system failures could have an impact on the Fund's operations currently is being evaluated. The companies or governments in which the Fund invests also may be adversely affected by Year 2000 issues. This may affect the value of the Fund's investments. The potential materiality of any impact is not known at this time.

Appendix A


1998 Federal tax-exempt and taxable equivalent yield calculation


These tables will help you determine your federal taxable yield equivalents for given rates of tax-exempt income.

STEP 1:
Using your Taxable Income and Adjusted Gross Income figures as guides, you can locate your Marginal Tax Rate in the table below.

First locate your Taxable Income in a filing status and income range in the left-hand column. Then, locate your Adjusted Gross Income at the top of the chart. At the point where your Taxable Income line meets your Adjusted Gross Income column the percentage indicated is an approximation of your federal Marginal Tax Rate. For example: Let's assume you are married filing jointly, your taxable income is $138,000 and your adjustable gross income is $175,000.

Under Taxable Income married filing jointly status, $138,000 is in the $102,300-$155,950 range. Under Adjusted Gross Income, $175,000 is in the $124,500 to $186,800 column. The Taxable Income line and Adjusted Gross Income column meet at 31.93%. This is the rate you'll use in Step 2.

                             Adjusted gross income*
-------------------------------------------------------------------------------

Taxable income**        $0          $124,500      $186,800           Over
                        to             to            to
                $124,500(1)       $186,800(2)   $309,300(3)    $309,300(2)
-------------------------------------------------------------------------------

Married Filing Jointly

 $     0 - $ 42,350       15.00%
  42,350 -  102,300       28.00         28.84%
 102,300 -  155,950       31.00         31.93          33.27%
 155,950 -  278,450       36.00         37.08          38.64        37.08%
 278,450 +                39.60                        42.50***     40.79

-------------------------------------------------------------------------------

                             Adjusted gross income*
-------------------------------------------------------------------------------

Taxable income**           $0                    $124,500          Over
                           to                          to
                  $124,500(1)                 $247,000(3)       $247,000(2)
-------------------------------------------------------------------------------

Single

$      0 - $ 25,350      15.00%
  25,350 -   61,400      28.00
  61,400 -  128,100      31.00                   32.60%
 128,100 -  278,450      36.00                   37.86           37.08%
 278,450 +               39.60                                    40.79
-------------------------------------------------------------------------------

  *Gross income with certain adjustments before taking itemized deductions and personal exemptions.
 **Amount subject to federal income tax after itemized deductions (or standard deduction) and personal exemptions.
***This rate is applicable only in the limited case where your adjusted gross income is less than $309,300 and your taxable income exceeds $278,450.

(1) No Phase-out -- Assumes no phase-out of itemized deductions or personal exemptions.
(2) Itemized Deductions Phase-out -- Assumes a phase-out of itemized deductions and no current phase-out of personal exemptions.
(3) Itemized Deductions and Personal Exemption Phase-outs -- Assumes a single taxpayer has one personal exemption, joint taxpayers have two personal exemptions, personal exemptions phase-out and itemized deductions continue to phase-out.

If these assumptions do not apply to you, it will be necessary to construct your own personalized tax equivalency table.

STEP 2: Determining your federal taxable yield equivalents.

Using 31.93%, you may determine that a tax-exempt yield of 4% is equivalent to earning a taxable 5.88% yield.

                For these Tax-Exempt Rates:
                ---------------------------------------------------------------
                  3.00%  3.50%  4.00%  4.50%  5.00%  5.50%  6.00%  6.50%
                ---------------------------------------------------------------

Marginal                     Equal the Taxable Rates shown below:
Tax Rates
-------------------------------------------------------------------------------
15.00%     3.53     4.12     4.71    5.29     5.88     6.47     7.06       7.65
28.00%     4.17     4.86     5.56    6.25     6.94     7.64     8.33       9.03
28.84%     4.22     4.92     5.62    6.32     7.03     7.73     8.43       9.13
31.00%     4.35     5.07     5.80    6.52     7.25     7.97     8.70       9.42
31.93%     4.41     5.14     5.88    6.61     7.35     8.08     8.81       9.55
32.60%     4.45     5.19     5.93    6.68     7.42     8.16     8.90       9.64
33.27%     4.50     5.25     5.99    6.74     7.49     8.24     8.99       9.74
36.00%     4.69     5.47     6.25    7.03     7.81     8.59     9.38      10.16
37.08%     4.77     5.56     6.36    7.15     7.95     8.74     9.54      10.33
37.86%     4.83     5.63     6.44    7.24     8.05     8.85     9.66      10.46
38.64%     4.89     5.70     6.52    7.33     8.15     8.96     9.78      10.59
39.60%     4.97     5.79     6.62    7.45     8.28     9.11     9.93      10.76
40.79%     5.07     5.91     6.76    7.60     8.44     9.29     10.13     10.98
42.50%     5.22     6.09     6.96    7.83     8.70     9.57     10.43     11.30

-------------------------------------------------------------------------------

Appendix B

Descriptions of derivative instruments

What follows are brief descriptions of derivative instruments the Fund may use. At various times the Fund may use some or all of these instruments and is not limited to these instruments. It may use other similar types of instruments if they are consistent with the Fund's investment goal and policies. For more information on these instruments, see the SAI.

Options and futures contracts - An option is an agreement to buy or sell an instrument at a set price during a certain period of time. A futures contract is an agreement to buy or sell an instrument for a set price on a future date. The Fund may buy and sell options and futures contracts to manage its exposure to changing interest rates, security prices and currency exchange rates. Options and futures may be used to hedge the Fund's investments against price fluctuations or to increase market exposure.

Asset-backed and mortgage-backed securities - Asset-backed securities include interests in pools of assets such as motor vehicle installment sale contracts, installment loan contracts, leases on various types of real and personal property, receivables from revolving credit (credit card) agreements or other categories of receivables. Mortgage-backed securities include collateralized mortgage obligations and stripped mortgage-backed securities. Interest and principal payments depend on payment of the underlying loans or mortgages. The value of these securities may also be affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. The non-mortgage related asset-backed securities do not have the benefit of a security interest in the related collateral. Stripped mortgage-backed securities include interest only (IO) and principal only (PO) securities. Cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments on the underlying mortgage loans or mortgage-backed securities.

Indexed securities - The value of indexed securities is linked to currencies, interest rates, commodities, indexes or other financial indicators. Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. Indexed securities may be more volatile than the underlying instrument itself.

Inverse floaters - Inverse floaters are created by underwriters using the interest payment on securities. A portion of the interest received is paid to holders of instruments based on current interest rates for short-term securities. The remainder, minus a servicing fee, is paid to holders of inverse floaters. As interest rates go down, the holders of the inverse floaters receive more income and an increase in the price for the inverse floaters. As interest rates go up, the holders of the inverse floaters receive less income and a decrease in the price for the inverse floaters.

Structured products - Structured products are over-the-counter financial instruments created specifically to meet the needs of one or a small number of investors. The instrument may consist of a warrant, an option or a forward contract embedded in a note or any of a wide variety of debt, equity and/or currency combinations. Risks of structured products include the inability to close such instruments, rapid changes in the market and defaults by other parties.

                                   IDS SPECIAL TAX-EXEMPT SERIES TRUST
                                     IDS CALIFORNIA TAX-EXEMPT TRUST

                                    STATEMENT OF ADDITIONAL INFORMATION

                                                    FOR

                                      IDS CALIFORNIA TAX-EXEMPT FUND
                                     IDS MASSACHUSETTS TAX-EXEMPT FUND
                                       IDS MICHIGAN TAX-EXEMPT FUND
                                       IDS MINNESOTA TAX-EXEMPT FUND
                                       IDS NEW YORK TAX-EXEMPT FUND
                                         IDS OHIO TAX-EXEMPT FUND


                                               Aug. 28, 1998



This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the Annual Report which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.


This SAI is dated Aug. 28, 1998, and it is to be used with the prospectus dated Aug. 28, 1998, and the Annual Report for the fiscal year ended Aug. 28, 1998.

                                             TABLE OF CONTENTS

Goal and Investment Policies...................................See Prospectus

Additional Investment Policies..........................................p.  4

Security Transactions...................................................p.  7

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation...................................p.10

Performance Information..................................................p.10

Valuing Fund Shares......................................................p.13

Investing in the Fund....................................................p.15

Redeeming Shares.........................................................p.19

Pay-out Plans............................................................p.19

Capital Loss Carryover...................................................p.21

Taxes....................................................................p.21

Agreements...............................................................p.23

The Trusts...............................................................p.27

Organizational Information...............................................p.27

Board Members and Officers...............................................p.27

Compensation for Fund Board Members......................................p.31

Principal Holders of Securities..........................................p.34

Independent Auditors.....................................................p.34

Financial Statements........................................See Annual Report

Prospectus...............................................................p.35

Appendix A:       Description of Ratings of Tax-Exempt Securities
                  and Short-Term Securities..........................p.36

Appendix B:  Options and Interest Rate Futures Contracts.............p.41

Appendix C:  State Risk Factors......................................p.47

Appendix D:  Dollar-Cost Averaging...................................p.57

ADDITIONAL INVESTMENT POLICIES

These are investment policies in addition to those presented in the prospectus. Unless holders of a majority of the outstanding voting securities agree to make the change each Fund will not:

`Act as an underwriter (sell securities for others). However, under the securities laws, a Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. No Fund has borrowed in the past and no Fund has a present intention to borrow.


`Make cash loans if the total commitment amount exceeds 5% of that Fund's total assets.


`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.


`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent a Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.


`Make a loan of any part of its assets to American Express Financial Corporation
(AEFC), to the board members and officers of AEFC or to its own board members and officers.

`Purchase securities of an issuer if the board members and officers of a Fund or the board members and officers of AEFC hold more than a certain percentage of the issuer's outstanding securities. The rule is this: the holdings of all board members and officers of a Fund and the holding of all board members and officers of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, a Fund will not purchase securities of that issuer.

`Lend Fund securities in excess of 30% of its net assets, at market value. The current policy of each Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, a Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as may be permitted by regulatory agencies and approved by the board members. If a Fund receives cash as collateral, that Fund will invest the cash collateral in short-term debt securities. Each Fund reviews the market value of the loaned securities daily and will get additional collateral if this value goes up. The risks are that the borrower may not provide additional collateral when required or return the securities when due.

Unless changed by the board, each Fund will not:

`Buy on margin or sell short, except each Fund may enter into interest rate futures contracts.


`Pledge or mortgage its assets beyond 15% of total assets. If a Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this policy, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.


`Invest more than 5% of its total assets in securities whose issuer or guarantor of principal and interest has been in operation for less than three years.

`Invest in voting securities, securities of investment companies or exploration or development programs, such as oil, gas or mineral leases.

`Invest more than 5% of its net assets in warrants.


`Invest more than 10% of its net assets in securities and derivative instruments that are illiquid. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the board, will consider the essential nature of the lease property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.


In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

Each Fund may purchase debt securities on a when-issued basis, which means that it may take as long as 45 days after the purchase before the securities are delivered to the Fund. Payment and interest terms, however, are fixed at the time the purchaser enters into a commitment. Under normal market conditions, each Fund does not intend to commit more than 5% of its total assets to these practices. A Fund does not pay for the securities or start earning interest on them until the contractual settlement date.

When-issued securities are subject to market fluctuations and they may affect a Fund's total assets the same as owned securities.

Each Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes. It may purchase short-term U.S. and Canadian government securities. It may invest in bank obligations including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and letters of credit. The issuing bank or savings and loan generally must have capital, surplus and undivided profits (as of the date of its most recently published annual financial statements in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment. Each Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent. It also may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. Repurchase agreements involve investments in debt securities where the seller (broker-dealer or bank) agrees to repurchase the securities from the Fund at cost plus an agreed-to interest rate within a specified time. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired, and it might subsequently incur a loss if the value of the security declines or if the other party to a repurchase agreement defaults on its obligation.

Each Fund relies both on ratings assigned by credit agencies and on the investment manager's credit analysis because credit agencies may fail to reflect subsequent events on a timely basis and because credit ratings do not evaluate market risk. With lower rated securities, the achievement of each Fund's investment objective may be more dependent upon the investment manager's credit analysis than is the case for higher quality securities.

Notwithstanding any of the Fund's other investment policies, each Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a description of ratings of tax-exempt securities and short-term securities, see Appendix A. For a discussion on options and interest rate futures contracts, see Appendix B. For a discussion of state risk factors, see Appendix C.

SECURITY TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with each Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the trustees.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

Normally, each Fund's securities are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.


On occasion, it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Funds and other funds and trusts in the IDS MUTUAL FUND GROUP for which it acts as investment advisor.

Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the Securities and Exchange Commission.


When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board of directors. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause a Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Funds that it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.


All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given to those firms offering research services. Research services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund or account.

Each investment decision made for a Fund is made independently from any decision made for another fund in the IDS MUTUAL FUND GROUP or other account advised by AEFC or any AEFC subsidiary. When a Fund buys or sells the same security as another fund or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution.


On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.

For the fiscal years ending June 30, each Fund paid the following brokerage commissions on financial futures contracts.

                 CA                MA                MI                MN                NY                 OH
          ----------------- ----------------- ----------------- ----------------- ------------------ -----------------
1998        $ 1,224            $  408            $  420          $  1,572            $2,076             $  408
1997          4,656             1,320             1,404             7,620             3,228              1,344
1996         12,144             2,892             3,252            18,000             7,320              3,036

No transactions were directed to brokers because of research services they provided to each Fund.

As of the fiscal year ended June 30, 1998, each Fund held no securities of their regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rates for the fiscal years ended June 30, were as follows:

                 CA                MA                MI                MN                NY                 OH
          ----------------- ----------------- ----------------- ----------------- ------------------ -----------------
1998             15%                9%               10%                8%               10%                10%
1997             14                 8                21                14                12                  9

Higher turnover rates may result in higher brokerage expenses. A high turnover rate (in excess of 100%) results in higher fees and expenses.

BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of each Fund according to procedures adopted by that Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that each Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges each Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.


PERFORMANCE INFORMATION

Each Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by a Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by a Fund to compute performance follows below.

Average annual total return

Each Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                              P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

Each Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in a Fund over a specified period of time according to the following formula:

                                                  ERV - P
                                                     P

where:         P =  a hypothetical initial payment of $1,000
             ERV    = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period
                    (or fractional portion thereof)

Annualized yield

Each Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                                         Yield = 2[(a-b + 1)6 - 1]
                                                    cd

where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
               d = the maximum offering price per share on the last day of the period

The following table gives an annualized yield quotation for each of the funds:

                  30-Day Period Ended June 30,        Class A           Class B
Fund              1998                                 Yield             Yield
--------------- ------------------------------- ----------------- --------------
California                                             3.80%             3.25%
Massachusetts                                          3.74              3.20
Michigan                                               3.68              3.13
Minnesota                                              4.18              3.65
New York                                               3.81              3.26
Ohio                                                   3.84              3.29
--------------- ------------------------------- ----------------- --------------

Tax-Equivalent Yield

Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the tax equivalent yield, based on federal but not state tax rates, for the funds listed:

Federal
Marginal                                            Tax Equivalent Yield
Income Tax                                 for 30 Day Period Ended June 30, 1998
                                           -------------------------------------
Bracket
----------------
                  California    Massachusetts     Michigan       Minnesota       New York         Ohio
                  ----------    -------------     --------       ---------       --------         ----
Class A
15.0%                  4.47%          4.40%          4.33%           4.92%          4.48%           4.52%
28.0%                  5.28%          5.19%          5.11%           5.81%          5.29%           5.33%
31.0%                  5.51%          5.42%          5.33%           6.06%          5.52%           5.57%
36.0%                  5.94%          5.84%          5.75%           6.53%          5.95%           6.00%
39.6%                  6.29%          6.19%          6.09%           6.92%          6.31%           6.36%

Class B
15.0%                  3.82%%         3.76%          3.68%           4.29%          3.84%           3.87%
28.0%                  4.51%          4.44%          4.35%           5.07%          4.53%           4.57%
31.0%                  4.71%          4.64%          4.54%           5.29%          4.72%           4.77%
36.0%                  5.08%          5.00%          4.89%           5.70%          5.09%           5.14%
39.6%                  5.38%          5.30%          5.18%           6.04%          5.40%           5.45%

In its sales material and other communications, each Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investors, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING FUND SHARES

The value of an individual share is determined by using the net asset value before shareholder transactions for the day. On July 1, 1998, the first business day following the end of the year, the computation looked like this:

                Net assets before                    Shares outstanding at           Net asset value
                shareholder                          the end of previous             of one share
                transactions                         day
                ----------------------- ------------ ----------------------- ------- -----------------
California                              divided by                           equals
Class A            $239,332,021                           44,726,597                     $5.351
Class B              14,967,775                            2,797,715                      5.350

Massachusetts
Class A              66,701,505                           11,988,049                      5.564
Class B              13,007,636                            2,337,821                      5.564

Michigan
Class A              76,923,144                           13,820,184                      5.566
Class B               5,128,930                              921,475                      5.566

Minnesota
Class A             384,773,918                           71,162,182                      5.407
Class B              31,215,536                            5,773,171                      5.407

New York
Class A             105,491,904                           19,930,456                      5.293
Class B               9,793,559                            1,850,285                      5.293

Ohio
Class A              67,221,731                           12,226,579                      5.498
Class B               5,294,519                              962,990                      5.498

In determining net assets before shareholder transactions, each Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):

`Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.


`Securities other than convertibles traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded, and if none exists, to the over-the-counter market.

`Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

`Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

`Futures and options traded on major exchanges are valued at their last-quoted sales price on their primary exchange.

`Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or systematically reducing the carrying value if acquired at a premium, so that the carrying value is equal to the maturity value on maturity date.


`Securities without a readily available market price and other assets are valued at fair value, as determined in good faith by the board. The board is responsible for selecting methods they believe provide fair value. When possible bonds are valued by a pricing service independent from a fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.


The Exchange, AEFC and each of the Funds will be closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUNDS

Sales Charge


Shares of each Fund are sold at the public offering price determined at the close of business on the day an application is accepted. The public offering price is the net asset value of one share adjusted for the sales charge for Class A. For Class B, there is no initial sales charge so the public offering price is the same as the net asset value. For Class A, the public offering price for an investment of less than $50,000, made July 1, 1998, was determined as follows: The sales charge is paid to American Express Financial Advisors Inc.
(AEFA) by the person buying the shares.

               Divided by
               Net asset                 (1.00 - 0.05) for a       Public
Fund           value of one share        sales charge             offering price
----------   ----------------------     -----------------------   --------------
California           $5.351              /    0.95                 =      $5.63
Massachusetts         5.564              /    0.95                 =      $5.86
Michigan              5.566              /    0.95                 =      $5.86
Minnesota             5.407              /    0.95                 =      $5.69
New York              5.293              /    0.95                 =      $5.57
Ohio                  5.498              /    0.95                 =      $5.79


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                            Within each
                                            increment, sales
                                            charge as a
                                            percentage of:
                                ------------------------------------------------
Amount of Investment                   Public                 Net
                                   Offering Price       Amount Invested
First                 $50,000          5.0%                 5.26%
Next                   50,000          4.5                  4.71
Next                  400,000          3.8                  3.95
Next                  500,000          2.0                  2.04
$1,000,000 or more                     0.00                 0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                             On total
                                             investment, sales
                                             charge as a
                                             percentage of:
                            ---------------------------------------------------
                                       Public                          Net
                                   Offering Price                Amount Invested
Amount of Investment                               ranges from:
                            ---------------------------------------------------
First    $50,000                          5.00%                       5.26%
Next      50,000 to 100,000          5.00-4.50                    5.26-4.71
Next     100,000 to 500,000          4.50-3.80                    4.71-3.95
Next     500,000 to 999,999          3.80-2.00                    3.95-2.04
$1,000,000 or more                        0.00                         0.00

Class A - Reducing the Sales Charge

Sales charges are based on the total amount of your investments in these Funds. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

The total amount invested includes any shares held in any of these Funds in the name of a member of your primary household group. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) For instance, if your spouse already has invested $20,000 and you want to invest $40,000, your total amount invested will be $60,000 and therefore you will pay the lower charge of 4.5% on $10,000 of the $40,000.

Until a spouse remarries, the sales charge is waived for spouses and unmarried children under 21 of deceased board members, officers or employees of the Fund or AEFC or its subsidiaries and deceased advisors.

The total amount invested also includes any investment you or your immediate family already have in the other publicly offered funds in the IDS MUTUAL FUND GROUP where the investment is subject to a sales charge. For example, suppose you already have an investment of $30,000 in another IDS fund. If you invest $40,000 more in one of these Funds, your total amount invested in the Funds will be $70,000 and therefore $20,000 of your $40,000 investment will incur a 4.5% sales charge.


Class A - Letter of Intent (LOI)


If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding Cash Management Fund and Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you'll just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.


Here's an example. You file a LOI to invest $1 million and make an investment of $100,000 at that time. You pay the normal 5% sales charge on the first $50,000 and 4.5% sales charge on the next $50,000 of this investment. Let's say you make a second investment of $900,000 (bringing the total up to $1 million) one month before the 13-month period is up. On the date that you bring your total to $1 million, AEFC makes an adjustment to your account. The adjustment is made by crediting your account with additional shares, in an amount equivalent to sales charge previously paid.

Systematic Investment Programs


After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. A Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.

How does this work? Your regular investment amount will purchase more shares when the net asset value per share decreases, and fewer shares when the net asset value per share increases. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

The systematic investment program itself cannot ensure a profit, nor can it protect against a loss in a declining market. If you decide to discontinue the program and redeem your shares when their net asset value is less than what you paid for them, you will incur a loss.

For a discussion on dollar-cost averaging, see Appendix D.

Automatic Directed Dividends

Dividend and capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of any of these Funds without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a Fund are exchanged to one of these Funds the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.

Each Fund has a different investment goal described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.

REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of a Fund to redeem shares for more than seven days. Such emergency situations would occur if:

`The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

`Disposal of a Fund's securities is not reasonably practicable or it is not reasonably practicable for that Fund to determine the fair value of its net assets, or


`The SEC, under the provisions of the Investment Company Act of 1940, as amended (the 1940 Act), declares a period of emergency to exist.


Should a Fund stop selling shares, the board may make a deduction from the value of the assets held by that Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

Each Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates a Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of a Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, each Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of a Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should a Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash.

Applications for a systematic investment in a class of any fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write or call American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, 612-671-3733. Your
authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. Each Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in the account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in your account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.

CAPITAL LOSS CARRYOVER

For federal income tax purposes, IDS California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds had total capital loss carryovers of $364,073, $15,918, $206,533, $419,215, $1,329,019, and $166,361,
respectively, at June 30, 1998, that if not offset by subsequent capital gains will expire as set out below:

Fund                     2005             2006             2007
----                     ----             ----             ----

California                               $364,073
Massachusetts      $    15,918
Michigan                                                 $206,533
Minnesota              260,814                            158,401
New York             1,329,019
Ohio                   166,361

It is unlikely that the board will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or has expired except as required by Internal Revenue Service rules.

TAXES


If you buy shares in one of the Funds and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.


All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.


State law determines whether interest income on a particular municipal bond is tax-exempt for state tax purposes. Each Fund will tell you the percentage of interest income from municipal bonds it received during the year.

Each shareholder should consult a tax advisor about reporting income for local tax purposes.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year; however, recent tax laws have divided long-term capital gains into two holding periods: (1) shares held more than one year but not more than 18 months and (2) shares held more than 18 months. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.


The Funds may purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable income when it is distributed to you.

If you are a "substantial user" (or related person) of facilities financed by industrial development bonds, you should consult your tax advisor before investing. The income from such bonds may not be tax-exempt for you.

Interest on private activity bonds generally issued after August 1986 is a tax preference item for purposes on the individual and corporate alternative minimum taxes. "Private-activity" (non-governmental purpose) municipal bonds include industrial revenue bonds, student loan bonds and multi- and single-family housing bonds. An exception is made for private-activity bonds issued for qualified--501(c)(3)--organizations, including non-profit colleges, universities and hospitals. These bonds will continue to be tax-exempt and will not be subject to the alternative minimum tax for individuals. To the extent a fund earns income subject to the alternative minimum tax, it will flow through to that fund's shareholders and may subject some shareholders, depending on their tax status, to the alternative minimum tax. Each Fund reports the percentage of income earned from these bonds to shareholders with their other tax information.

Under federal tax law, and an election made by each Fund under federal tax rules, by the end of a calendar year each Fund must declare and pay dividends representing 98% of ordinary income through Dec. 31 and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. Each Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. Each Fund intends to comply with federal tax law and avoid any excise tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor for more complete information as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement


Each Fund has an Investment Management Services Agreement with AEFC. For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.


Assets                      Annual rate at
(billions)                  each asset level
----------                  ----------------
First    $0.25                     0.470%
Next      0.25                     0.445
Next      0.25                     0.420
Next      0.25                     0.405
Over      1.0                      0.380


On June 30, 1998, the daily rate applied to the Funds' net assets was equal to 0.470% for California, Massachusetts, Michigan, New York and Ohio and 0.460% for Minnesota on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.


The management fee is paid monthly. The table below shows the total amount paid by each Fund over the past three fiscal years.


                                       Fiscal Year Ended June 30,
Fund                       1998                 1997                1996
                           -----                ----                ----
----------------
California             $1,171,054          $1,136,825            $1,138,491
Massachusetts             358,885             349,582               344,729
Michigan                  379,412             382,131               381,069
Minnesota               1,872,006           1,856,870             1,895,243
New York                  545,320             555,919               578,413
Ohio                      336,754             335,881               355,739


Under the agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; cost of prospectuses, proxies and reports sent to shareholders; fidelity bond premiums; registration fees for shares; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of each Fund; and expenses properly payable by each Fund, approved by the board. Under the agreement, each Fund paid nonadvisory expenses. The table below shows the expenses paid over the past three fiscal years.


                                       Fiscal Year Ended June 30,
Fund                       1998                 1997                1996
                           -----                ----                ----
---------------
California                $36,849             $79,107               $92,077
Massachusetts              46,784              64,534                77,636
Michigan                   59,281              66,202                71,022
Minnesota                  45,166              44,674               174,109
New York                   48,628              64,887                94,745
Ohio                       52,683              55,835                64,467

Administrative Services Agreement

Each Fund has an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                      Annual rate
(billions)                  each asset level
---------                   ----------------
First       $0.25                 0.040%
Next         0.25                 0.035
Next         0.25                 0.030
Next         0.25                 0.025
Over         1.0                  0.020


On June 30, 1998, the daily rate applied to the Fund's net assets was equal to 0.040% for California, Massachusetts, Michigan, New York and Ohio, and 0.038% for Minnesota on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, each Fund paid fees for the fiscal year ended June 30, 1998:

California                         $103,284
Massachusetts                        32,602
Michigan                             34,433
Minnesota                           160,057
New York                             48,804
Ohio                                 31,132


Transfer Agency Agreement


Each Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of each Fund's shares. Under the agreement, AECSC will earn a fee from each Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class and dividing by the number of days in the year. The rate for Class A and Class Y is $15.50 per year and for Class B is $16.50 per year. The fees paid to AECSC may be changed from time to time upon agreement of the parties without shareholder approval. Under the agreement, each Fund paid the following fees for the fiscal year ended June 30, 1998:

California                          $86,827
Massachusetts                        41,922
Michigan                             36,321
Minnesota                           201,805
New York                             58,119
Ohio                                 34,828


Distribution Agreement

Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. Line one of the following table shows total sales charges collected. Line two shows the amounts retained by American Express
Financial Advisors for the past three fiscal years ending June 30.

Year              California    Massachusetts     Michigan       Minnesota       New York         Ohio
-------- ------- -------------- -------------- --------------- -------------- --------------- --------------
1998     (1)       $590,397       $319,341       $165,232        $996,195       $288,596        $115,270

         (2)         76,867         13,498         16,959         134,545         33,874         (24,371)

1997     (1)        447,310        217,111        132,029         815,821        244,183         107,454

         (2)         77,322         17,237         18,556         140,883         29,981         (19,095)

1996     (1)        734,901        316,202        211,247       1,120,048        271,649         178,969

         (2)        157,015         17,343         33,096         115,979         14,847          13,066




Shareholder Service Agreement

Each Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of each Fund's average daily net assets attributable to Class A and Class B shares.

Plan and Agreement of Distribution


For Class B shares, to help AEFA defray the cost of distribution and servicing, not covered by the sales charges received under the Distribution Agreement, each Fund and AEFA entered into a Plan and Agreement of Distribution (Plan). These costs relate to most aspects of distributing each Fund's shares including AEFA overhead expenses. These costs do not include compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, AEFA is paid a fee at an annual rate of 0.75% of each Fund's average daily net assets attributable to Class B shares.


The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of the board members who are not interested persons of the Trusts and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of each Fund's Class B shares or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the 1940 Act. The Plan may not be amended to increase the amount to be spent for distribution without shareholders' approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Trusts and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. The following fees were paid under the agreement:

                                          Fees paid as of
                                          Fiscal year ended
                                           June 30, 1998
--------------------------- ---------------------------------------------
California                                   $93,078
Massachusetts                                 77,012
Michigan                                      32,733
Minnesota                                    196,995
New York                                      65,703
Ohio                                          32,154


Custodian Agreement


The Funds' securities and cash are held by U.S. Bank National Association, 180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, each Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.


Total fees and expenses


Each Fund paid the following total fees and nonadvisory expenses for the fiscal year ended June 30, 1998:

                                 Total fees and
                                   nonadvisory
                                                    expenses
------------------------------ --------------------------------------------
California                                           $1,922,979
Massachusetts                                           689,935
Michigan                                                682,529
Minnesota                                             3,184,154
New York                                                967,716
Ohio                                                    612,191

THE TRUSTS

The Trusts are Massachusetts business trusts. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations.

ORGANIZATIONAL INFORMATION


IDS Special Tax-Exempt Series Trust, of which IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund, IDS New York Tax-Exempt Fund and IDS Ohio Tax-Exempt Fund are a part, is an open-end management investment company, as defined in the 1940 Act. It was organized as a Massachusetts business trust on April 7, 1986. IDS California Tax-Exempt Trust, of which IDS California Tax-Exempt Fund is a part, was organized as a Massachusetts business trust on April 7, 1986. The Funds' headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.


BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards). All shares have cumulative voting rights with respect to the election of board members.

H. Brewster Atwater, Jr.
Born in 1931
4900 IDS Tower
Minneapolis, MN


Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.

Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.


Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities Director, The Reader's Digest Association Inc., Lockheed-Martin and Union Pacific Resources.


William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN


Senior advisor to the chief executive officer of AEFC.



David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN


President, chief executive officer and director of AEFC.


Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).


Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD


Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).

William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN


Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).


Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY


Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).


Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN


President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).


John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN


Senior vice president of AEFC.


Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers) and General Mills, Inc.
(consumer foods).

+ Member of executive committee.
' Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.


In addition to Mr. Pearce, who is chairman of the board and Mr. Thomas, who is president, the Fund's other officers are:


Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN


President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.


Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN


Director and senior vice president-investments of AEFC. Vice president-investments for the Fund.

Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

Matthew N. Karstetter
Born in 1961
IDS Tower 10
Minneapolis, MN

Vice president of Investment Accounting for AEFC since 1996. Prior to joining AEFC, he served as vice president of State Street Bank's mutual fund service operation from 1991 to 1996. Treasurer for the Fund.

COMPENSATION FOR FUND BOARD MEMBERS

Members of the Fund board who are not officers of the Funds or of AEFC receive an annual fee of $100 for California, Massachusetts, Michigan, New York and Ohio, $200 for Minnesota, and the chair of the Contracts Committee receives an additional fee of $86. Board members receive a $50 per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investment Review Committees is $50; for meetings of the Audit Committee and Personnel Committee $25 and for traveling from out-of-state $1, for all except Minnesota which is $2. Expenses for attending meetings are reimbursed.

During the fiscal year ended June 30, 1998, the independent members of the board, for attending up to 27 meetings, received the following compensation:

                                            Compensation Table
                                      IDS California Tax-Exempt Fund

                                                                                            Total cash
                                                                                         compensation from
                            Aggregate            Pension or                               the IDS MUTUAL
                           compensation          Retirement         Estimated annual      FUND GROUP and
Board member              from the Fund       benefits accrued        benefit upon       Preferred Master
                                              as Fund expenses         retirement           Trust Group
---------------------- --------------------- -------------------- --------------------- --------------------

H. Brewster Atwater,        $  900                   $0                  $0                  $ 98,200
Jr.
Lynne V. Cheney                756                    0                   0                    92,200
Robert F. Froehlke             442                    0                   0                    44,800
Heinz F. Hutter                950                    0                   0                   101,200
Anne P. Jones                  806                    0                   0                    95,200
Melvin R. Laird                285                    0                   0                    32,600
Alan K. Simpson                630                    0                   0                    84,200
Edson W. Spencer             1,125                    0                   0                   111,700
Wheelock Whitney             1,025                    0                   0                   105,700
C. Angus Wurtele             1,050                    0                   0                   107,200

                                            Compensation Table
                                    IDS Massachusetts Tax-Exempt Fund

                                                                                            Total cash
                                                                                         compensation from
                            Aggregate            Pension or                               the IDS MUTUAL
                           compensation          Retirement         Estimated annual      FUND GROUP and
Board member              from the Fund       benefits accrued        benefit upon       Preferred Master
                                              as Fund expenses         retirement           Trust Group
---------------------- --------------------- -------------------- --------------------- --------------------

H. Brewster Atwater,        $  900                   $0                  $0                  $ 98,200
Jr.
Lynne V. Cheney                756                    0                   0                    92,200
Robert F. Froehlke             442                    0                   0                    44,800
Heinz F. Hutter                950                    0                   0                   101,200
Anne P. Jones                  806                    0                   0                    95,200
Melvin R. Laird                285                    0                   0                    32,600
Alan K. Simpson                630                    0                   0                    84,200
Edson W. Spencer             1,125                    0                   0                   111,700
Wheelock Whitney             1,025                    0                   0                   105,700
C. Angus Wurtele             1,050                    0                   0                   107,200


                                            Compensation Table
                                       IDS Michigan Tax-Exempt Fund

                                                                                            Total cash
                                                                                         compensation from
                            Aggregate            Pension or                               the IDS MUTUAL
                           compensation          Retirement         Estimated annual      FUND GROUP and
Board member              from the Fund       benefits accrued        benefit upon       Preferred Master
                                              as Fund expenses         retirement           Trust Group
---------------------- --------------------- -------------------- --------------------- --------------------

H. Brewster Atwater,        $  900                   $0                  $0                  $ 98,200
Jr.
Lynne V. Cheney                756                    0                   0                    92,200
Robert F. Froehlke             442                    0                   0                    44,800
Heinz F. Hutter                950                    0                   0                   101,200
Anne P. Jones                  806                    0                   0                    95,200
Melvin R. Laird                285                    0                   0                    32,600
Alan K. Simpson                630                    0                   0                    84,200
Edson W. Spencer             1,125                    0                   0                   111,700
Wheelock Whitney             1,025                    0                   0                   105,700
C. Angus Wurtele             1,050                    0                   0                   107,200

                                            Compensation Table
                                      IDS Minnesota Tax-Exempt Fund

                                                                                            Total cash
                                                                                         compensation from
                            Aggregate            Pension or                               the IDS MUTUAL
                           compensation          Retirement         Estimated annual      FUND GROUP and
Board member              from the Fund       benefits accrued        benefit upon       Preferred Master
                                              as Fund expenses         retirement           Trust Group
---------------------- --------------------- -------------------- --------------------- --------------------

H. Brewster Atwater,        $  950                   $0                  $0                  $ 98,200
Jr.
Lynne V. Cheney                809                    0                   0                    92,200
Robert F. Froehlke             442                    0                   0                    44,800
Heinz F. Hutter              1,000                    0                   0                   101,200
Anne P. Jones                  860                    0                   0                    95,200
Melvin R. Laird                285                    0                   0                    32,600
Alan K. Simpson                683                    0                   0                    84,200
Edson W. Spencer             1,175                    0                   0                   111,700
Wheelock Whitney             1,075                    0                   0                   105,700
C. Angus Wurtele             1,100                    0                   0                   107,200

                                            Compensation Table
                                       IDS New York Tax-Exempt Fund

                                                                                            Total cash
                                                                                         compensation from
                            Aggregate            Pension or                               the IDS MUTUAL
                           compensation          Retirement         Estimated annual      FUND GROUP and
Board member              from the Fund       benefits accrued        benefit upon       Preferred Master
                                              as Fund expenses         retirement           Trust Group
---------------------- --------------------- -------------------- --------------------- --------------------

H. Brewster Atwater,        $  900                   $0                  $0                  $ 98,200
Jr.
Lynne V. Cheney                756                    0                   0                    92,200
Robert F. Froehlke             442                    0                   0                    44,800
Heinz F. Hutter                950                    0                   0                   101,200
Anne P. Jones                  806                    0                   0                    95,200
Melvin R. Laird                285                    0                   0                    32,600
Alan K. Simpson                630                    0                   0                    84,200
Edson W. Spencer             1,125                    0                   0                   111,700
Wheelock Whitney             1,025                    0                   0                   105,700
C. Angus Wurtele           1,050                      0                   0                   107,200


                                            Compensation Table
                                         IDS Ohio Tax-Exempt Fund

                                                                                            Total cash
                                                                                         compensation from
                            Aggregate            Pension or                               the IDS MUTUAL
                           compensation          Retirement         Estimated annual      FUND GROUP and
Board member              from the Fund       benefits accrued        benefit upon       Preferred Master
                                              as Fund expenses         retirement           Trust Group
---------------------- --------------------- -------------------- --------------------- --------------------

H. Brewster Atwater,        $  900                   $0                  $0                  $ 98,200
Jr.
Lynne V. Cheney                756                    0                   0                    92,200
Robert F. Froehlke             442                    0                   0                    44,800
Heinz F. Hutter                950                    0                   0                   101,200
Anne P. Jones                  806                    0                   0                    95,200
Melvin R. Laird                285                    0                   0                    32,600
Alan K. Simpson                630                    0                   0                    84,200
Edson W. Spencer             1,125                    0                   0                   111,700
Wheelock Whitney             1,025                    0                   0                   105,700
C. Angus Wurtele             1,050                    0                   0                   107,200

On June 30, 1998, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class of each Fund. The following illustrates the amount all board members and officers as a group earned from each Fund.

PRINCIPAL HOLDERS OF SECURITIES


As of July 31, 1998, the following held more than 5% of a Fund's shares:

IDS Ohio Tax-Exempt Fund

         1.  DeCola D. Miller, 5.28%

         2.  The Emily Perrin Trust, Margarete Perrin Trustee, 5.03%


Additional information on principal holders of Securities may be obtained by writing to American Express Shareholders Services, P.O. Box 534, Minneapolis, MN. 55440-0534.

INDEPENDENT AUDITORS

The financial statements contained in the Annual Report to shareholders for the fiscal year ended June 30, 1998 were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Funds.

FINANCIAL STATEMENTS


The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report to shareholders for the fiscal year ended June 30, 1998, pursuant to Section 30(d) of the 1940 Act, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.


PROSPECTUS


The prospectus for IDS State Tax-Exempt Funds, dated Aug. 28, 1998, is hereby incorporated in this SAI by reference.

APPENDIX A

DESCRIPTION OF RATINGS OF TAX-EXEMPT SECURITIES AND SHORT-TERM SECURITIES

Tax-Exempt Securities

Tax-exempt securities are used to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of tax-exempt bonds are issued to obtain funding for privately operated facilities. There are two principal classifications of municipal securities: notes and bonds. Notes are used generally to provide for short-term capital needs and generally have a maturity of up to one year. These include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, variable rate demand notes and tax-exempt commercial paper (also known as municipal paper). Bonds, which meet longer-term capital needs, generally have maturities of more than one year and fall into one of two categories. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are payable only from the revenues of a particular project or facility and are generally dependent solely on a specific revenue source. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private issuer.

The ratings concern the quality of the issuer. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price. Ratings by Moody's Investors Service, Inc. (Moody's) are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C and D. Standard & Poor's Corporation (S&P) ratings are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

Securities rated Aaa and AAA are judged to be of the best quality. Capacity to pay interest and repay principal is extremely strong. Prices are responsive only to interest rate fluctuations.

Securities rated Aa and AA also are judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities. Long-term risk may appear greater than the Aaa or AAA group. Prices are primarily responsive to interest rate fluctuations.

Securities rated A are considered upper-medium grade. Protection for interest and principal is deemed adequate but susceptible to future impairment. The market prices of such obligations move primarily with interest rate fluctuations but also with changing economic or trade conditions.

Securities rated Baa and BBB are considered upper-medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations have certain speculative characteristics. They are susceptible to changing economic conditions and require constant review. Such bonds are more responsive to business and trade conditions than to interest rate fluctuations.

Securities rated Ba and BB are considered to have speculative elements. Their future cannot be considered well assured. The protection of interest and principal payments may be very moderate and not well safeguarded during future good and bad times. Uncertainty of position characterizes these bonds.

Securities rated B or lower lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal or of the maintenance of other contract terms. Some of these bonds are of poor standing and may be in default or have other marked shortcomings.

Bonds rated Caa and CCC are of poor standing. Such issues may be in default or there may be elements of danger with respect to principal or interest.

Bonds rated Ca and CC represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

Bonds rated C are obligations with a higher degree of speculation. These securities have major risk exposures to default.

Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with fund objectives and policies. When assessing the risk involved in each nonrated security, the Funds will consider the financial condition of the issuer or the protection afforded by the terms of the security.

Short-term Tax-exempt Securities

A portion of each Fund's assets are in cash and short-term securities for day-to-day operating purposes. The investments will usually be in short-term municipal bonds and notes. These include:

(1) Tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes on a future date.

(2) Bond anticipation notes sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future.

(3) Revenue anticipation notes issued in anticipation of revenues from sources other than taxes, such as federal revenues available under the Federal Revenue Sharing Program.

(4) Tax and revenue anticipation notes issued in anticipation of revenues from taxes and other sources of revenue, except bond placements.

(5) Construction loan notes insured by the Federal Housing Administration which remain outstanding until permanent financing by the Federal National Mortgage Association (FNMA) or the Government National Mortgage Association (GNMA) at the end of the project construction period.

(6) Tax-exempt commercial paper with a stated maturity of 365 days or less issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

(7) Variable rate demand notes, on which the yield is adjusted at periodic intervals not exceeding 31 days and on which the principal may be repaid after not more than seven days' notice, are considered short-term regardless of the stated maturity.

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Short-term Taxable Securities and Repurchase Agreement

Depending on market conditions, a portion of each Fund's investments may be in short-term taxable securities. These include:

(1) Obligations of the U.S. government, its agencies and instrumentalities resulting principally from lending programs of the U.S. government;

(2) U.S. Treasury bills with maturities up to one year. The difference between the purchase price and the maturity value or resale price is the interest income to the Fund;

(3) Certificates of deposit or receipts with fixed interest rates issued by banks in exchange for deposit of funds;

(4) Bankers' acceptances arising from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions;

(5) Letters of credit which are short-term notes issued in bearer form with a bank letter of credit obligating the bank to pay the bearer the amount of the note;

(6) Commercial paper rated in the two highest grades by Moody's or S&P. Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. These ratings reflect a review of management, economic evaluation of the industry competition, liquidity, long-term debt and ten-year earning trends;

Moody's rating Prime-1 (P-1) and Standard & Poor's rating A-1 indicate that the degree of safety regarding timely payment of short-term promissory obligations is either overwhelming or very strong.

Moody's rating Prime-2 (P-2) and Standard & Poor's rating A-2 indicate that capacity for timely payment of short-term promissory obligations with this designation is strong.

(7) Repurchase agreements involving acquisition of securities by a Fund with a concurrent agreement by the seller, usually a bank or securities dealer, to reacquire the securities at cost plus interest within a specified time. From this investment, a Fund receives a fixed rate of return that is insulated from market rate changes while it holds the security.

APPENDIX B

OPTIONS AND INTEREST RATE FUTURES CONTRACTS

Each Fund may buy or write options traded on any U.S. exchange or in the over-the-counter market. Each Fund may enter into interest rate futures contracts traded on any U.S. exchange. Each Fund also may buy or write put and call options on these futures. Bond options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, a Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a stock at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash or securities of equivalent value (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less a commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for less than the market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if the market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment reasons. The use of options and futures contracts may benefit a Fund and its shareholders by improving the Fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the security market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a security transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, a Fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by a Fund for investment purposes. Options permit a Fund to experience the change in the value of a security with a relatively small initial cash investment. The risk a Fund assumes when it buys an option is the loss of the premium. To be beneficial to a Fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. Each Fund will write covered options when it feels it is appropriate and will follow these guidelines:

`Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with that Fund's goals.

`All options written by a Fund will be covered. For covered call options if a decision is made to sell the security, that Fund will attempt to terminate the option contract through a closing purchase transaction.


Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains.


If a covered call option is exercised, the security is sold by that Fund. A Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

Options on many securities are listed on options exchanges. If a Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange (CBOE) or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contracts markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by each Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, that Fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, each Fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by a Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, each Fund realizes a gain, and if the offsetting sale price is less than the purchase price, each Fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at a Fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day each Fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if a Fund owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned. Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in interest rates in a fashion similar to the debt securities a Fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of a Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of a Fund from declining as much as it otherwise would have. If, on the other hand, a Fund held cash reserves and interest rates were expected to decline, it might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on a Fund's earnings. Even if short-term rates were not higher, a Fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, a Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and a Fund's cash reserves could then be used to buy long-term bonds on the cash market. A Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly. Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, a Fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of that Fund.

RISKS. There are risks in engaging in each of the management tools described above. The risk each Fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

The risk involved in writing options on futures contracts a Fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. A Fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate a Fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, a Fund might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of that Fund's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that a Fund's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if a Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, it would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, each Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in a Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.


Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract. If the option is a non-equity option, a Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit a Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of a Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.

Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (a Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

APPENDIX C

STATE RISK FACTORS

The yields on the securities in which the Funds will invest generally are dependent on a variety of factors, including the financial condition of the issuer or other obligator, the revenue source from which the debt service is payable, general economic and monetary conditions, conditions in the relevant market, the size of a particular issue, the maturity of the obligation, and the rating of the issue.

In addition to such factors, such securities will experience particular sensitivity to local conditions - including political and economic changes, adverse conditions to an industry significant to the area, and other developments within a particular locality including: ecological or environmental concerns; litigation; natural disasters; and statutory limitations on an issuer's ability to increase taxes. Because many tax-exempt bonds may be revenue or general obligations of local governments or authorities, ratings on tax-exempt bonds may be different from the ratings given to the general obligation bonds of a particular state. A summary description of certain factors and statistics describing the economies in each state is set forth below. Such information is not specific to the issuer of a particular security that a Fund may own and is only intended to provide a general overview of the respective state economy. Such information has been excerpted from publicly available offering documents and from other research reports prepared by rating agencies. No Fund has independently verified this information and no Fund makes any representations regarding this information.

Please remember that most state and local economies have experienced significant expansions over the past 5-7 years. In recessionary periods, an issuer's ability to pay interest on or repay principal of securities in which the Funds will invest may be significantly impaired. Accordingly, please monitor your investment accordingly.

FACTORS AFFECTING CALIFORNIA



California's economy continues to rebound after several years of hardship. To date, the State's economy doesn't seem to be severely impacted by the Asian financial crisis. The State Department of Finance's May budget revision reflects a balanced budget and a reserve of more than $1.6 billion for fiscal year 1998-1999, equal to about 3% of the State's budget -the largest in recent years. Employment and personal income are growing at their strongest rate since the mid -1980's.


Certain California constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of California state and municipal securities to obtain sufficient revenue to pay their bond obligations. Prior to 1977, revenues of the state government experienced significant growth primarily as a result of inflation and continuous expansion of the tax base of the state. In 1978, California voters approved an amendment to the California constitution known as Proposition 13, which added Article XIIIA to the state Constitution.
Article XIIIA reduced ad valorem (according to value) taxes on real property, and restricted the ability of taxing entities to increase real property tax revenues. In addition, Article XIIIA provides that additional taxes may be levied by cities, counties and special districts only upon approval of not less than a two-thirds vote of the "qualified electors" of such district and requires not less than a two-thirds vote of each of the two houses of the state legislature to enact any changes in state taxes for purposes of increasing revenues, whether by increased rate or changes in methods of computation.

In 1986, Proposition 62, an initiative statute enacted in California, placed further limits on the ability of local governments to levy taxes other than ad valorem property taxes, except with voter approval. Legislation enacted subsequent to Article XIIIA provided for the redistribution of California's general fund surplus to local agencies, the reallocation of certain state revenues to local agencies and the assumption of certain local obligations by the state so as to help California municipal issuers raise revenues to pay their bond obligations.


In 1979, the voters of California passed an initiative adding Article XIIIB to the California Constitution. Article XIIIB prohibits the state from spending "appropriations subject to limitation" in excess of the appropriations limit imposed. "Appropriations subject to limitation" are authorizations to spend "proceeds of taxes" which consist of tax revenues and certain other funds. One of the exclusions from these limitations is "debt service" (defined as "appropriations required to pay the cost of interest and redemption charges, including the funding of any reserve or sinking fund required in connection therewith, on indebtedness on existing or legally authorized as of Jan. 1, 1979, or on bonded indebtedness thereafter approved" by voters). In addition, appropriations required to comply with mandates of courts or the Federal government are not included as appropriations subject to limitation.

The state's appropriations limit is adjusted annually to reflect change in cost of living and population and transfer of financial responsibility from one governmental unit to another. Revenues in any fiscal year which exceed the amount which may be appropriated in compliance with Article XIIIB must be returned to taxpayers by a revision of tax rates or fee schedules within the two subsequent fiscal years.

In November 1988, voters approved an initiative called Proposition 98 which substantially modified Article XIIIB, by providing that a substantial amount (up to $600 million per year currently) of any excess state revenues would, instead of being returned to taxpayers, be paid to public schools and community college districts.

In the years immediately after enactment of Article XIIIB, very few California government entities neared their appropriations limits. To the extent the state remains constrained by its appropriations limit, the absolute level, or the rate of growth, of assistance to local governments may be reduced.


Because of the complex nature of Articles XIIIA and XIIIB, the ambiguities and possible inconsistencies in their terms and the applicability of their exemptions and exceptions and impossibility of predicting future appropriations or changes in population and cost of living, it is not currently possible to determine the impact of Article XIIIA or Article XIIIB or any related legislation on the securities held in the Fund or the ability of state or local governments to pay interest on or repay the principal of such securities. With a limited exception, to date the California courts have either upheld the constitutionality of Article XIIIA and its related legislation or have interpreted them in such a manner as to avoid the necessity for direct determination of constitutional issues.


FACTORS AFFECTING MASSACHUSETTS

The Massachusetts economy continues its upswing. Employment is strong, consumer confidence is high and tax revenues are up. Massachusetts's April unemployment rate was 2.9%, its lowest rate posted in eleven years and 1.1% below the U.S. rate of 4.0%. Job growth is steady; over the past year (through April 1998) the Commonwealth has added 98,600 jobs representing a +3.2% growth rate. Consumer confidence set another record high as of the most recent measurement (January
1998) and Massachusetts' tax revenues are up a strong 5.8% on a rolling 12-month basis through April 1998.

The Massachusetts constitution requires that a balanced budget be provided for each year. In addition, the Commonwealth adopted certain budgetary and fiscal controls to eliminate the possibilities of expenditures exceeding available revenues and funds. The general fund, the local aid fund and the highway fund are the three principal operating funds of the Commonwealth and the condition of these funds is generally regarded as the principal indicator of whether the Commonwealth's operating revenues and expenses are balanced.

The Commonwealth had and may continue to have unfunded general liabilities of its retirement systems and a program to fund these liabilities. In 1978, the Commonwealth began assuming full financial responsibility for all costs of the administration of justice within the state and Medicaid expenditures, which have increased each year. It also raised aggregate aid to cities, towns, schools and other districts and transit authorities. In the past, the Commonwealth signed constant decrees to improve mental health care and programs for the mentally retarded to meet federal standards including those governing federal reimbursements under various programs.

All of the 351 cities and towns in Massachusetts have achieved a property tax level of no more than 2.5% of full property values. Legislation that effected this leveling is Proposition 2 1/2. Under Proposition 2 1/2, cities and towns may increase the property tax levy annually. In most cases property taxes can increase by 2.5% of the prior year's tax levy plus 2.5% of the value of new properties and of significant improvements to property.


The reductions in local revenues and reductions in local personnel and services resulting from Proposition 2 1/2 created a strong demand for substantial increases in state-funded local aid, with increases in fiscal years 1982 through 1987. The effect of this increase in local aid was to shift a major part of the impact of Proposition 2 1/2 to the Commonwealth. Legislation had been enacted providing for certain local option taxes.

Efforts to limit and reduce the levels of taxation in Massachusetts have been underway for several years. Chapter 62F of the Massachusetts General Laws establishes a state tax revenue growth limit and does not exclude principal and interest payments on Commonwealth debt obligations from the scope of the limit.



FACTORS AFFECTING MICHIGAN


Michigan's economy and operating funds continue to be successful. The stability is provided by the state's replenished reserve, anticipated expenditure controls, and by the state's improved economy. However, the state's principal pension fund's performance continues to corrode and unfunded liabilities have increased significantly.

With auto sales at the highest levels in 10 years, Michigan's economy has shown remarkable strength and durability through this business cycle. However, the recent strike at the Flint plants, and its subsequent spread throughout General Motors, may cause a slowdown. Unemployment rates have continued to decline, with overall state levels currently in the 3.5% range. Look for continuing prosperity, despite the setbacks caused by the GM strike. Michigan's economic strength is mitigated, however, by the potential for a volatile economy due to its specialized heavy manufacturing sector. Additionally, the effects of school financing reform have deepened cash flow pressure.

The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and office equipment), tourism and agriculture. Because of the emphasis on durable goods, however, economic activity in the state has tended to be more cyclical than in the nation as a whole. Moreover, this domination left the state's economy more susceptible to upward and downward cycles. The manufacturer sector has benefited from significant private investment and improved international competitiveness. The current low interest rate environment should continue to help strengthen business investment.

FACTORS AFFECTING MINNESOTA

Minnesota's economy is diverse with positive levels of wealth, and the frequent reforecasting enables prompt reaction to change. Since 1997, the State has been funding work on The Minnesota Year 2000 Project to address Y2K concerns, with funds needed through at least the year 2001. Collaboration is required of all levels of government and private industry. Special attention is being given to the Departments of Transportation, Human Services, Public Services, and countries, as well as, private and public utilities in the state.

The abundance of jobs and low unemployment rate have assisted the state's economy and the state's financial condition. Employment growth, however, is believed to be hindered by the reduction in workers available for work and the corresponding increase in labor costs.

Some local economies have been significantly affected by recent weather conditions.

The Minnesota "Price of Government" is the governor's statutory four year budget proposal. It is a measure of government revenues as a percentage of personal income. Minnesota's school districts, counties and cities rely greatly on property tax revenues as the largest source of operating funds, and it is the only source of potential revenue flexibility. Taxpayer and "Price of Government" pressures on revenue increases could result in budgetary constraints for local units.

The unemployment rate, growth rates and income trends in Minnesota compare favorably with national averages, but the economy is cyclically sensitive. Minnesota's employment and population are forecasted to continue to grow at rates near the national average. Total employment in the state is expected to grow at an average annual rate of 1.3% a year through 2005, slightly below the projected national growth rate of 1.5% annually. During the recessionary period from 1980 to 1983, economic conditions in the agricultural and iron mining industries, which are two of the leading sectors of Minnesota's economy, were poor. However, mining is a less significant factor in the state economy than it once was while the manufacture of durable and non-durable goods is relatively more important to the economy.

FACTORS AFFECTING NEW YORK

The 1998-1999 State Budget was adopted relatively on time. It calls for General Fund receipts of $37.56 billion, disbursements of $36.78 billion and a closing balance of $1.42 billion. There are several new tax reduction initiatives and significant increases in spending for education. A new $50 million Debt Reduction Reserve is a positive development for bond holders. In spite of recent surpluses, ongoing structural budget gaps remain due to the imbalance between recurring revenues and the cost of maintaining

State programs. The economic forecast is for employment growth to gradually slow during 1998 and the unemployment rate to fall 6.1%.


The state has historically been one of the wealthiest in the nation. For decades, however, the state economy has grown more slowly than that of the nation as a whole, resulting in a gradual erosion of its relative economic affluence. The causes of this decline are varied and complex, in many cases involving national and international developments beyond the state's control. Part of the reason for the long-term relative decline in the state economy has been attributed to the combined state and local tax burden. The existence of this tax burden limits the state's ability to impose higher taxes in the event of future financial difficulties.

The fiscal stability of the state is related to the fiscal stability of New York City and the authorities (which generally finance, construct and operate revenue-producing public benefit facilities). The state's experience has been that if New York City or any of the authorities suffer serious financial difficulties, the ability of the state, New York City, the state's political subdivisions and the authorities to obtain financing in the public credit markets is adversely affected. This results in part from the expectation that to the extent that any authority or local government experiences financial difficulty, it will seek and receive state financial assistance. Moreover, New York City accounts for approximately 40% of the state's population and tax receipts, so New York City's financial integrity affects the state directly. Accordingly, if there should be a default by New York City or any of the authorities, the market value and marketability of all New York tax-exempt securities could be adversely affected.

While principal and interest payments on outstanding authority obligations are normally paid from revenues generated by the projects of the authorities, in recent years New York has had to appropriate large amounts to enable certain authorities to meet their financial obligations and in some cases to prevent default. Further assistance may be required in the future. In particular, the New York State Urban Development Corporation (UDC), the New York State Housing Finance Agency (HFA), and the Metropolitan Transportation Authority (MTA) may require substantial amounts of assistance from the state.

The HFA provides financing for multifamily housing, state university construction, hospital and nursing home development and other programs. HFA depends upon mortgagors in each of its programs to generate sufficient funds from rental income, subsidies and other payments to meet their respective mortgage repayment obligations to HFA as well as to meet the operating and maintenance costs of the project. On several occasions in the past, in fulfillment of its moral obligation commitment, New York appropriated funds on behalf of HFA to replenish its debt service reserve funds. There can be no assurance that the state will not be called upon to provide further assistance in the future. Any litigation decided against HFA also may have an adverse effect on the financial condition of HFA mortgages.

The MTA oversees the operations of the city's bus and subway system by the New York City Transit Authority and the Manhattan and Bronx Surface Operating Authority (collectively, the TA) and, through subsidiaries, operates certain commuter rail lines. The MTA has depended and will continue to depend upon federal, state and local government support to operate the transit system because fare revenues are insufficient.


Beginning in 1975 (in part as a result of the New York City and UDC financial crises), various localities of New York began experiencing difficulty in marketing their securities. As a result, certain localities, in addition to New York City, have experienced financial problems leading to requests for state assistance. If future financial problems cause agencies or localities to seek special state assistance, this could adversely affect New York's ability to pay its obligations. Similarly, if financial difficulties of the state result in the inability to meet its regular aid commitments or to provide further emergency financing, issuers may default on their outstanding obligations, which would affect the marketability of debt obligations of the state, its agencies and municipalities, such as the New York tax-exempt bonds in the Fund's portfolio.

Reductions in federal spending could materially and adversely affect the financial condition and budget projections of New York's localities. Should localities be adversely affected by federal cutbacks, they may seek additional assistance from the state that might, in turn, have an adverse impact on New York's ability to maintain a balanced budget.

The Long Island Lighting Company (LILCO) is the investor-owned utility which supplies gas service and substantially all electric service in Nassau and Suffolk Counties and a small portion of Queens County and New York City. In early 1984, LILCO reported that it faced serious cash-flow and other financial difficulties that were attributable to, among other things, construction problems on its 809-megawatt Shoreham Nuclear Power Facility. LILCO is the largest single real property taxpayer in both Suffolk and Nassau Counties and if its financial problems continue, there could be severe financial difficulties for the affected localities, particularly in Suffolk County. State legislation was enacted in 1986 creating the Long Island Power Authority (LIPA), a public benefit corporation that has the power to acquire LILCO if it determines that to do so would result in lower electric rates for LILCO customers. The legislation requires that, with certain exceptions, if LILCO property is acquired by LIPA and is therefore removed from the tax rolls, LIPA is to make payments in lieu of most state and local taxes that would otherwise have been paid by LILCO. LIPA made and subsequently amended an offer to the Board of Directors of LILCO for a negotiated acquisition of LILCO by LIPA. The New York State comptroller recently reached a preliminary conclusion that the issuance of tax-exempt bonds by LIPA to acquire LILCO may create a temporary oversupply in the market for new and outstanding issues of New York tax-exempt bonds.

In February 1989, the Governor and LILCO reached an agreement pursuant to which LILCO would sell Shoreham to the New York Power Authority for $1 (which would then decommission Shoreham) in return for a schedule of rate increases which have since been approved by the State Public Service Commission (the PSC). The agreement has been approved by the New York Power Authority and LIPA. The agreement and PSC rate increases have enabled LILCO to reenter the public credit markets. It is difficult to predict the ultimate fiscal and economic impact on the state or on local governments on Long Island of any litigation to which LILCO is or may become a party, or of any bankruptcy by or takeover of LILCO.

New York City and Municipal Assistance Corporation. In 1975, New York City encountered severe financial difficulties that impaired the borrowing ability of the city, the state and the authorities. As a result, New York City lost access to public credit markets and was not able to sell debt to the public until 1979. MAC was organized in 1975 to provide financing assistance for New York City and to exercise certain oversight and review functions with respect to the city's financing. Prior to 1985, MAC had the authority to issue bonds and notes and to pay or lend the proceeds to the city. Since 1985, MAC has been authorized to issue bonds and notes only to refund its outstanding bonds and notes. MAC also has the authority to exchange its obligations for New York City obligations. MAC bonds are payable from appropriations of certain state sales and use taxes imposed by New York City, the state stock transfer tax and per capita state aid to New York City. The state is not, however, obligated to continue these taxes, to continue to appropriate revenue from these taxes or to continue the appropriation of per capita state aid to pay MAC obligations. MAC does not have taxing powers and its bonds are not obligations enforceable against either New York City of New York.


FACTORS AFFECTING OHIO



While manufacturing continues to be the largest sector in the state employment picture, other sectors are showing strength and depth as economic momentum continues in a positive trend. Current state tax revenues are running about 4.7% over estimates, with disbursements at 3% below estimated outlays. The current biennium, which ends June 30, 1999, is projected to end with a reserve of nearly $1 billion dollars.


Ohio continues to be among the most important contributors to the national manufacturing sector. Even with the proportional decline of the manufacturing sector over the past two decades, its dominance still makes Ohio vulnerable to recession.

As with other states, Ohio experienced economic weakness during the recent recession. This, and other factors, led to budget shortfalls in 1991-1992. However, these shortfalls were effectively managed through a draw-down on the state's budget stabilization fund and an executive order to reduce state spending by $196 million. In the early 1980s, Ohio's financial operations continued a trend of vulnerability to economic cycles. Spending reductions coupled with tax increases were implemented as a method of maintaining control during recessionary periods. Ohio may face similar scenarios in future years. However, the effects of economic cycles should be less severe because the state's economic base is more diversified than it has been in the two previous decades. Constitutional and statutory provisions require the state to close each fiscal year with a positive general fund balance, in conjunction with Ohio's advantageous current budgetary practice should help future financial performance.

Ohio benefits from a diversified revenue structure and a relatively low tax burden. The state carries out most of its operations through the general revenue fund which receives general state revenues not otherwise dedicated. General fund revenues are derived mainly from personal income, sales, corporate and franchise taxes. General fund operations historically have paralleled economic trends, as evidenced by the performance in recent recessionary periods.

While diversifying more into the service area, Ohio's economy continues to rely in part on durable-goods and manufacturing. This reliance is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, economic activity in Ohio, as in many other industrially developed states, tends to be more cyclical than in some other states and in the nation as a whole.

A number of local Ohio communities and school districts have faced significant financial problems. The state has established procedures for municipal fiscal emergencies, under which joint state and local commissions are established to monitor the fiscal affairs of a financially troubled municipality the municipality must develop a financial plan to eliminate deficits and cure any defaults. Since their adoption in 1979, these procedures have been applied to approximately twenty cities and villages, including the City of Cleveland; in a majority of these communities, the fiscal situation has been resolved and the procedures terminated.

Local school districts in Ohio receive a major portion of their operational funds from state subsidies, but are dependent upon local taxes for significant portions of their budgets. Local school districts are authorized to submit for voter approval an income tax on the district income of individuals and estates. A small number of local school districts have required emergency advances from the state in order to prevent year-end deficits. The number of districts applying for aid has fluctuated over the years. Legislation (with enhanced provision for individual district borrowing) has replaced the emergency advance loan program.

FACTORS AFFECTING PUERTO RICO

The Funds may invest in municipal securities issued by or on behalf of Puerto Rico, its agencies or instrumentalities. Since the early 1970s, manufacturing has been the primary force in Puerto Rican development. Other major sectors of Puerto Rico's economy include government, trade and services. Puerto Rico's unemployment rate remains relatively high and per capita income is less than half of the U.S. average. Debt ratios for the Commonwealth are high as it assumes much of the responsibility for financing improvements in the local infrastructure. Puerto Rico's economic base remains centered around tax advantages offered to U.S. manufacturing firms. Legislation or other action that would eliminate or reduce such tax incentives might give rise to economic instability and volatility in the market for the securities.

APPENDIX D

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this technique does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing on a regular basis through changing market conditions, including times when the price of their shares falls or the market declines, to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

--------------------- --------------------------- -----------------------------
Regular                             Market Price                        Shares
Investment                           of a Share                        Acquired
--------------------- ---------------------------------------------------------
     $100                              $6.00                               16.7
      100                               4.00                               25.0
      100                               4.00                               25.0
      100                               6.00                               16.7
      100                               5.00                               20.0
     ----                           --------                             ------
     $500                             $25.00                              103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

                       IDS SPECIAL TAX-EXEMPT SERIES TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR

                           IDS INSURED TAX-EXEMPT FUND


                                  Aug. 28, 1998



This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus and the financial statements contained in the Annual Report which may be obtained from your American Express financial advisor or by writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534.


This SAI is dated Aug. 28, 1998, and it is to be used with the prospectus dated Aug. 28, 1998, and the Annual Report for the fiscal year ended June 30, 1998.

                                TABLE OF CONTENTS

Goal and Investment Policies...................................See Prospectus

Additional Investment Policies...........................................p. 4

Security Transactions....................................................p. 7

Brokerage Commissions Paid to Brokers Affiliated with
American Express Financial Corporation...................................p. 9

Performance Information..................................................p. 9

Valuing Fund Shares......................................................p.12

Investing in the Fund....................................................p.14

Redeeming Shares.........................................................p.17

Pay-out Plans............................................................p.18

Taxes....................................................................p.19

Agreements...............................................................p.21

The Trust................................................................p.24

Organizational Information...............................................p.24

Board Members and Officers...............................................p.24

Compensation for Fund Board Members......................................p.28

Independent Auditors.....................................................p.28

Financial Statements........................................See Annual Report

Prospectus...............................................................p.29

Appendix A:       Description of Ratings of Tax-Exempt Securities
                  and Short-Term Securities................................p.30

Appendix B:       Options and Interest Rate Futures Contracts..............p.34

Appendix C:       Insured Fund.............................................p.39

Appendix D:       Dollar-Cost Averaging....................................p.43

ADDITIONAL INVESTMENT POLICIES


These are investment policies in addition to those presented in the prospectus. The policies below are fundamental policies of IDS Insured Tax-Exempt Fund, (the
Fund) and may be changed only with shareholder approval. Unless holders of a majority of the outstanding voting securities agree to make the change the Fund will not:


`Act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.

`Borrow money or property, except as a temporary measure for extraordinary or emergency purposes, in an amount not exceeding one-third of the market value of its total assets (including borrowings) less liabilities (other than borrowings) immediately after the borrowing. The Fund has not borrowed in the past and has no present intention to borrow.

`Make cash loans if the total commitment amount exceeds 5% of the Fund's total assets.

`Invest more than 5% of its total assets in securities of any one company, government or political subdivision thereof, except the limitation will not apply to investments in securities issued by the U.S. government, its agencies or instrumentalities, and except that up to 25% of the Fund's total assets may be invested without regard to this 5% limitation.

`Buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.


`Buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.


`Make a loan of any part of its assets to American Express Financial Corporation
(AEFC), to the board members and officers of AEFC or to its own board members and officers.

`Purchase securities of an issuer if the board members and officers of the Fund or the board members and officers of AEFC hold more than a certain percentage of the issuer's outstanding securities. The rule is this: the holdings of all board members and officers of the Fund and the holding of all board members and officers of AEFC who own more than 0.5% of an issuer's securities are added together, and if in total they own more than 5%, the Fund will not purchase securities of that issuer.

`Lend Fund securities in excess of 30% of its net assets. The current policy of the Fund's board is to make these loans, either long- or short-term, to broker-dealers. In making loans, the Fund receives the market price in cash, U.S. government securities, letters of credit or such other collateral as permitted by regulatory agencies and approved by the board of directors. If the Fund receives cash as collateral, the Fund will invest the cash collateral in short-term debt securities. The Fund will receive a fee based on the value of the loan. The Fund reviews the market value of the loaned securities daily and will get additional collateral if this value goes up. The risks are the borrower may not provide additional collateral when required or return the securities when due.

Unless changed by the board, the Fund will not:


`Buy on margin or sell short, but it may enter into interest rate futures contracts.

`Pledge or mortgage its assets beyond 15% of total assets. If the Fund were ever to do so, valuation of the pledged or mortgaged assets would be based on market values. For purposes of this restriction, collateral arrangements for margin deposits on a futures contract are not deemed to be a pledge of assets.


`Invest more than 5% of its total assets in securities whose issuer or guarantor of principal and interest has been in operation for less than three years.

`Invest in voting securities, securities of investment companies or exploration or development programs, such as oil, gas or mineral leases.

`Invest more than 5% of its net assets in warrants.


`Invest more than 10% of the Fund's assets in securities and derivative instruments that are illiquid. In determining the liquidity of municipal lease obligations, the investment manager, under guidelines established by the board, will consider the essential nature of the lease property, the likelihood that the municipality will continue appropriating funding for the leased property, and other relevant factors related to the general credit quality of the municipality and the marketability of the municipal lease obligation.


In determining the liquidity of commercial paper issued in transactions not involving a public offering under Section 4(2) of the Securities Act of 1933, the investment manager, under guidelines established by the board, will evaluate relevant factors such as the issuer and the size and nature of its commercial paper programs, the willingness and ability of the issuer or dealer to repurchase the paper, and the nature of the clearance and settlement procedures for the paper.

The Fund may make contracts to purchase securities for a fixed price at a future date beyond normal settlement time (when-issued securities or forward commitments). Under normal market conditions, the Fund does not intend to commit more than 5% of its total assets to these practices. The Fund does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The Fund will designate cash or liquid high-grade debt securities at least equal in value to its commitments to purchase the securities. When-issued securities or forward commitments are subject to market fluctuations and they may affect the Fund's total assets the same as owned securities.

The Fund may invest up to 20% of its net assets in certain taxable investments for temporary defensive purposes. It may purchase short-term U.S. and Canadian government securities. It may invest in bank obligations including negotiable certificates of deposit, non-negotiable fixed time deposits, bankers' acceptances and letters of credit. The issuing bank or savings and loan generally must have capital, surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S.
bank) at the date of investment.

The Fund may purchase short-term corporate notes and obligations rated in the top two classifications by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (S&P) or the equivalent. It also may use repurchase agreements with broker-dealers registered under the Securities Exchange Act of 1934 and with commercial banks. Repurchase agreements involve investments in debt securities where the seller (broker-dealer or bank) agrees to repurchase the securities from the Fund at cost plus an agreed-to interest rate within a specified time. A risk of a repurchase agreement is that if the seller seeks the protection of the bankruptcy laws, the Fund's ability to liquidate the security involved could be impaired, and it might subsequently incur a loss if the value of the security declines or if the other party to a repurchase agreement defaults on its obligation.

Notwithstanding any of the Fund's other investment policies, the Fund may invest its assets in an open-end management investment company having substantially the same investment objectives, policies and restrictions as the Fund for the purpose of having those assets managed as part of a combined pool.

For a description of ratings of tax-exempt securities and short-term securities, see Appendix A. For a discussion on options and interest rate futures contracts see Appendix B. For a discussion on Insured Fund, see Appendix C.

SECURITY TRANSACTIONS

Subject to policies set by the board, AEFC is authorized to determine, consistent with the Fund's investment goal and policies, which securities will be purchased, held or sold. In determining where the buy and sell orders are to be placed, AEFC has been directed to use its best efforts to obtain the best available price and the most favorable execution except where otherwise authorized by the board.

AEFC has a strict Code of Ethics that prohibits its affiliated personnel from engaging in personal investment activities that compete with or attempt to take advantage of planned portfolio transactions for any fund in the IDS MUTUAL FUND GROUP. AEFC carefully monitors compliance with its Code of Ethics.

Normally, the Fund's securities are traded on a principal rather than an agency basis. In other words, AEFC will trade directly with the issuer or with a dealer who buys or sells for its own account, rather than acting on behalf of another client. AEFC does not pay the dealer commissions. Instead, the dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the security.


On occasion it may be desirable to compensate a broker for research services or for brokerage services by paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge. The board has adopted a policy authorizing AEFC to do so to the extent authorized by law, if AEFC determines, in good faith, that such commission is reasonable in relation to the value of the brokerage or research services provided by a broker or dealer, viewed either in the light of that transaction or AEFC's overall responsibilities with respect to the Fund and other funds and trusts in the IDS MUTUAL FUND GROUP for which it acts as investment advisor.


Research provided by brokers supplements AEFC's own research activities. Such services include economic data on, and analysis of, U.S. and foreign economies; information on specific industries; information about specific companies, including earnings estimates; purchase recommendations for stocks and bonds; portfolio strategy services; political, economic, business and industry trend assessments; historical statistical information; market data services providing information on specific issues and prices; and technical analysis of various aspects of the securities markets, including technical charts. Research services may take the form of written reports, computer software or personal contact by telephone or at seminars or other meetings. AEFC has obtained, and in the future may obtain, computer hardware from brokers, including but not limited to personal computers that will be used exclusively for investment decision-making purposes, which include the research, portfolio management and trading functions and other services to the extent permitted under an interpretation by the Securities and Exchange Commission (SEC).

When paying a commission that might not otherwise be charged or a commission in excess of the amount another broker might charge, AEFC must follow procedures authorized by the board. To date, three procedures have been authorized. One procedure permits AEFC to direct an order to buy or sell a security traded on a national securities exchange to a specific broker for research services it has provided. The second procedure permits AEFC, in order to obtain research, to direct an order on an agency basis to buy or sell a security traded in the over-the-counter market to a firm that does not make a market in that security. The commission paid generally includes compensation for research services. The third procedure permits AEFC, in order to obtain research and brokerage services, to cause the Fund to pay a commission in excess of the amount another broker might have charged. AEFC has advised the Fund it is necessary to do business with a number of brokerage firms on a continuing basis to obtain such services as the handling of large orders, the willingness of a broker to risk its own money by taking a position in a security, and the specialized handling of a particular group of securities that only certain brokers may be able to offer. As a result of this arrangement, some portfolio transactions may not be effected at the lowest commission, but AEFC believes it may obtain better overall execution. AEFC has represented that under all three procedures the amount of commission paid will be reasonable and competitive in relation to the value of the brokerage services performed or research provided.


All other transactions shall be placed on the basis of obtaining the best available price and the most favorable execution. In so doing, if in the professional opinion of the person responsible for selecting the broker or dealer, several firms can execute the transaction on the same basis, consideration will be given by such person to those firms offering research services. Such services may be used by AEFC in providing advice to all the funds in the IDS MUTUAL FUND GROUP even though it is not possible to relate the benefits to any particular fund or account.

Each investment decision made for the Fund is made independently from any decision made for another fund in the IDS MUTUAL FUND GROUP or other account advised by AEFC or any of its subsidiaries. When the Fund buys or sells the same security as another fund or account, AEFC carries out the purchase or sale in a way the Fund agrees in advance is fair. Although sharing in large transactions may adversely affect the price or volume purchased or sold by the Fund, the Fund hopes to gain an overall advantage in execution. AEFC has assured the Fund it will continue to seek ways to reduce brokerage costs.

On a periodic basis, AEFC makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions. The review evaluates execution, operational efficiency and research services.


The Fund paid total brokerage commissions of $7,740 for the fiscal year ended June 30, 1998, $0 for fiscal year 1997, and $21,654 for fiscal year 1996. Substantially all firms through whom transactions were executed provide research services.

No transactions were directed to brokers because of research services they provided to the Fund.


As of the fiscal year ended June 30, 1998, the Fund held no securities of its regular brokers or dealers or of the parents of those brokers or dealers that derived more than 15% of gross revenue from securities-related activities.

The portfolio turnover rate was 17% in the fiscal year ended June 30, 1998, and 33% in fiscal year 1997. A high turnover rate (in excess of 100%) results in higher fees and expenses.


BROKERAGE COMMISSIONS PAID TO BROKERS AFFILIATED WITH AMERICAN EXPRESS FINANCIAL CORPORATION

Affiliates of American Express Company (American Express) (of which AEFC is a wholly-owned subsidiary) may engage in brokerage and other securities transactions on behalf of the Fund according to procedures adopted by that Fund's board and to the extent consistent with applicable provisions of the federal securities laws. AEFC will use an American Express affiliate only if (i) AEFC determines that the Fund will receive prices and executions at least as favorable as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Investment Management Services Agreement.


No brokerage commissions were paid to brokers affiliated with AEFC for the three most recent fiscal years.

PERFORMANCE INFORMATION

The Fund may quote various performance figures to illustrate past performance. Average annual total return and current yield quotations used by the Fund are based on standardized methods of computing performance as required by the SEC. An explanation of the methods used by the Fund to compute performance follows below.

Average annual total return

The Fund may calculate average annual total return for a class for certain periods by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period (or fractional portion thereof)

Aggregate total return

The Fund may calculate aggregate total return for a class for certain periods representing the cumulative change in the value of an investment in the Fund over a specified period of time according to the following formula:

                                     ERV - P
                                        P

where:         P =  a hypothetical initial payment of $1,000
             ERV    = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of a period, at the end of the period
                    (or fractional portion thereof)

Annualized yield

The Fund may calculate an annualized yield for a class by dividing the net investment income per share deemed earned during a 30-day period by the public offering price per share (including the maximum sales charge) on the last day of the period and annualizing the results.

Yield is calculated according to the following formula:

                            Yield = 2[(a-b + 1)6 - 1]
                                       cd
where: a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled to receive dividends
        d =  the maximum offering price per share on the last day of the period


The Fund's annualized yield was 3.78% for Class A, 3.22% for Class B, and 4.11% for Class Y for the 30-day period ended June 30, 1998.


Distribution yield

Distribution yield is calculated according to the following formula:

                                    D   divided by      POPF  equals  DY
                                   30                    30

where:         D =  sum of dividends for 30-day period
             POP =  sum of public offering price for 30-day period
               F = annualizing factor DY = distribution yield


The Fund's distribution yield was 4.72% for Class A, 4.23% for Class B, and 5.11% for Class Y for the 30-day period ended June 30, 1998.


Tax-Equivalent Yield


Tax-equivalent yield is calculated by dividing that portion of the yield (as calculated above) which is tax-exempt by one minus a stated income tax rate and adding the result to that portion, if any, of the yield that is not tax-exempt. The following table shows the fund's tax equivalent yield, based on federal but not state tax rates, for the 30-day period ended June 30, 1998.


Federal Marginal         Tax-Equivalent
Income Tax Bracket       Yield Distribution                      Annualized
------------------       ------------------                      ----------
Class A
15.0%                         5.55%                              4.45%
28.0%                         6.56%                              5.25%
31.0%                         6.84%                              5.48%
36.0%                         7.38%                              5.91%
39.6%                         7.81%                              6.26%

Class B
15.0%                         4.98%                              3.79%
28.0%                         5.88%                              4.47%
31.0%                         6.13%                              4.67%
36.0%                         6.61%                              5.03%
39.6%                         7.00%                              5.33%

Class Y
15.0%                         6.01%                              4.84%
28.0%                         7.10%                              5.71%
31.0%                         7.41%                              5.96%
36.0%                         7.98%                              6.42%
39.6%                         8.46%                              6.80%

In its sales material and other communications, the Fund may quote, compare or refer to rankings, yields or returns as published by independent statistical services or publishers and publications such as The Bank Rate Monitor National Index, Barron's, Business Week, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

VALUING FUND SHARES


The value of an individual share for each class is determined by using the net asset value before shareholder transactions for the day. On July 1, 1998, the first business day following the end of the fiscal year, the computation looked like this:

                      Net assets                            Shares
                        before                          outstanding at                     Net asset value
                     shareholder                          the end of                         of one share
                     transactions                        previous day
                   ----------------- ----------------- ----------------- ----------------- -----------------
Class A              $454,822,027       divided by       80,785,440           equals            $5.63
Class B                44,206,951                          7,852,034                             5.63
Class Y                     1,241                               220                              5.64


In determining net assets before shareholder transactions, the Fund's securities are valued as follows as of the close of business of the New York Stock Exchange (the Exchange):


`Securities traded on a securities exchange for which a last-quoted sales price is readily available are valued at the last-quoted sales price on the exchange where such security is primarily traded.

`Securities other than convertibles traded on a securities exchange for which a last-quoted sales price is not readily available are valued at the mean of the closing bid and asked prices, looking first to the bid and asked prices on the exchange where the security is primarily traded, and if none exists, to the over-the-counter market.

`Securities included in the NASDAQ National Market System are valued at the last-quoted sales price in this market.

`Securities included in the NASDAQ National Market System for which a last-quoted sales price is not readily available, and other securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

`Futures and options traded on major exchanges are valued at the last-quoted sales price on their primary exchange.

`Short-term securities maturing more than 60 days from the valuation date are valued at the readily available market price or approximate market value based on current interest rates. Short-term securities maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or systematically reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on maturity date.

`Securities without a readily available market price and other assets are valued at fair value, as determined in good faith by the board. The board is responsible for selecting methods they believe provide fair value. When possible, bonds are valued by a pricing service independent from the Fund. If a valuation of a bond is not available from a pricing service, the bond will be valued by a dealer knowledgeable about the bond if such a dealer is available.

`In valuing securities subject to Portfolio Insurance, the Trust will use the greater of (a) the value of the security with timely payments of principal and interest guaranteed, less the predetermined premiums for Secondary Market Insurance, or (b) the uninsured value of the security.

The Exchange, AEFC and the Fund will be closed on the following holidays: New Year's Day, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUND

Sales Charge


Shares of the Fund are sold at the public offering price determined at the close of business on the day an application is accepted. The public offering price is the net asset value of one share adjusted for the sales charge for Class A. For Class B and Class Y, there is no initial sales charge so the public offering price is the same as the net asset value. For Class A, the public offering price for an investment of less than $50,000, made July 1, 1998, was determined by dividing the net asset value of one share, $5.63, by 0.95 (1.00-0.05 for a maximum 5% sales charge) for a public offering price of $5.93. The sales charge is paid to American Express Financial Advisors Inc. (AEFA) by the person buying the shares.


Class A - Calculation of the Sales Charge

Sales charges are determined as follows:

                                             Within each increment,
                                             sales charge as a
                                             percentage of:
                          -----------------------------------------------------
                                     Public                           Net
Amount of Investment             Offering Price                 Amount Invested
--------------------             --------------                 ---------------
First      $      50,000              5.0%                          5.26%
Next              50,000              4.5                           4.71
Next             400,000              3.8                           3.95
Next             500,000              2.0                           2.04
$1,000,000 or more                    0.0                           0.00

Sales charges on an investment greater than $50,000 and less than $1,000,000 are calculated for each increment separately and then totaled. The resulting total sales charge, expressed as a percentage of the public offering price and of the net amount invested, will vary depending on the proportion of the investment at different sales charge levels.

For example, compare an investment of $60,000 with an investment of $85,000. The $60,000 investment is composed of $50,000 that incurs a sales charge of $2,500 (5.0% x $50,000) and $10,000 that incurs a sales charge of $450 (4.5% x $10,000). The total sales charge of $2,950 is 4.92% of the public offering price and 5.17% of the net amount invested.

In the case of the $85,000 investment, the first $50,000 also incurs a sales charge of $2,500 (5.0% x $50,000) and $35,000 incurs a sales charge of $1,575 (4.5% x $35,000). The total sales charge of $4,075 is 4.79% of the public offering price and 5.04% of the net amount invested.

The following table shows the range of sales charges as a percentage of the public offering price and of the net amount invested on total investments at each applicable level.

                                                On total investment,
                                         sales charge as apercentage of:
                                  Public                             Net
                                  Offering Price                Amount Invested
Amount of Investment                             ranges from:
--------------------           ----------------                    ------------
First   $50,000                      5.00%                          5.26%
Next     50,000 to 100,000           5.00-4.50                      5.26-4.71
Next     100,000 to 500,000          4.50-3.80                      4.71-3.95
Next     500,000 to 999,999          3.80-2.00                      3.95-2.04
$1,000,000 or more                        0.00                           0.00

Class A - Reducing the Sales Charge

Sales charges are based on the total amount of your investments in the Fund. The amount of all prior investments plus any new purchase is referred to as your "total amount invested." For example, suppose you have made an investment of $20,000 and later decide to invest $40,000 more. Your total amount invested would be $60,000. As a result, $10,000 of your $40,000 investment qualifies for the lower 4.5% sales charge that applies to investments of more than $50,000 and up to $100,000.

The total amount invested includes any shares held in the Fund in the name of a member of your primary household group. (The primary household group consists of accounts in any ownership for spouses or domestic partners and their unmarried children under 21. Domestic partners are individuals who maintain a shared primary residence and have joint property or other insurable interests.) For instance, if your spouse already has invested $20,000 and you want to invest $40,000, your total amount invested will be $60,000 and therefore you will pay the lower charge of 4.5% on $10,000 of the $40,000.

Until a spouse remarries, the sales charge is waived for spouses and unmarried children under 21 of deceased board members, officers or employees of the Fund or AEFC or its subsidiaries and deceased advisors.

The total amount invested also includes any investment you or your immediate family already have in the other publicly offered funds in the IDS MUTUAL FUND GROUP where the investment is subject to a sales charge. For example, suppose you already have an investment of $30,000 in another IDS Fund. If you invest $40,000 more in this fund, your total amount invested in the funds will be $70,000 and therefore $20,000 of your $40,000 investment will incur a 4.5% sales charge.

Class A - Letter of Intent (LOI)


If you intend to invest $1 million over a period of 13 months, you can reduce the sales charges in Class A by filing a LOI. The agreement can start at any time and will remain in effect for 13 months. Your investment will be charged normal sales charges until you have invested $1 million. At that time, your account will be credited with the sales charges previously paid. Class A investments made prior to signing a LOI may be used to reach the $1 million total, excluding Cash Management Fund and Tax-Free Money Fund. However, we will not adjust for sales charges on investments made prior to the signing of the LOI. If you do not invest $1 million by the end of 13 months, there is no penalty, you'll just miss out on the sales charge adjustment. A LOI is not an option (absolute right) to buy shares.


Here's an example. You file a LOI to invest $1 million and make an investment of $100,000 at that time. You pay the normal 5% sales charge on the first $50,000 and 4.5% sales charge on the next $50,000 of this investment. Let's say you make a second investment of $900,000 (bringing the total up to $1 million) one month before the 13-month period is up. On the date that you bring your total to $1 million, AEFC makes an adjustment to your account. The adjustment is made by crediting your account with additional shares, in an amount equivalent to the sales charge previously paid.

Systematic Investment Programs


After you make your initial investment of $100 or more, you must make additional payments of $100 or more on at least a monthly basis until your balance reaches $2,000. These minimums do not apply to all systematic investment programs. You decide how often you want to make payments - monthly, quarterly, or semiannually. You are not obligated to make any payments. You can omit payments or discontinue the investment program altogether. The Fund also can change the program or end it at any time. If there is no obligation, why do it? Putting money aside is an important part of financial planning. With a systematic investment program, you have a goal to work for.


How does this work? Your regular investment amount will purchase more shares when the net asset value per share decreases, and fewer shares when the net asset value per share increases. Each purchase is a separate transaction. After each purchase your new shares will be added to your account. Shares bought through these programs are exactly the same as any other fund shares. They can be bought and sold at any time. A systematic investment program is not an option or an absolute right to buy shares.

The systematic investment program itself cannot ensure a profit, nor can it protect against a loss in a declining market. If you decide to discontinue the program and redeem your shares when their net asset value is less than what you paid for them, you will incur a loss.

For a discussion on dollar-cost averaging, see Appendix D.

Automatic Directed Dividends

Dividends, including capital gain distributions, paid by another fund in the IDS MUTUAL FUND GROUP subject to a sales charge, may be used to automatically purchase shares in the same class of this Fund without paying a sales charge. Dividends may be directed to existing accounts only. Dividends declared by a fund are exchanged to this Fund the following day. Dividends can be exchanged into the same class of another fund in the IDS MUTUAL FUND GROUP but cannot be split to make purchases in two or more funds. Automatic directed dividends are available between accounts of any ownership except:

Between a non-custodial account and an IRA, or 401(k) plan account or other qualified retirement account of which American Express Trust Company acts as custodian;

Between two American Express Trust Company custodial accounts with different owners (for example, you may not exchange dividends from your IRA to the IRA of your spouse);

Between different kinds of custodial accounts with the same ownership (for example, you may not exchange dividends from your IRA to your 401(k) plan account, although you may exchange dividends from one IRA to another IRA).

Dividends may be directed from accounts established under the Uniform Gifts to Minors Act (UGMA) or Uniform Transfers to Minors Act (UTMA) only into other UGMA or UTMA accounts with identical ownership.


The Fund's investment goal is described in its prospectus along with other information, including fees and expense ratios. Before exchanging dividends into another fund, you should read that fund's prospectus. You will receive a confirmation that the automatic directed dividend service has been set up for your account.


REDEEMING SHARES

You have a right to redeem your shares at any time. For an explanation of redemption procedures, please see the prospectus.

During an emergency, the board can suspend the computation of net asset value, stop accepting payments for purchase of shares or suspend the duty of the Fund to redeem shares for more than seven days. Such emergency situations would occur if:

`The Exchange closes for reasons other than the usual weekend and holiday closings or trading on the Exchange is restricted, or

`Disposal of the Fund's securities is not reasonably practicable or it is not reasonably practicable for the Fund to determine the fair value of its net assets, or


`The SEC, under the provisions of the Investment Company Act of 1940, as amended (the 1940 Act), declares a period of emergency to exist.


Should the Fund stop selling shares, the board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute fairly these costs among all shareholders.

The Fund has elected to be governed by Rule 18f-1 under the 1940 Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the board. In these circumstances, the securities distributed would be valued as set forth in the prospectus. Should the Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.

PAY-OUT PLANS

You can use any of several pay-out plans to redeem your investment in regular installments. If you redeem Class B shares you may be subject to a contingent deferred sales charge as discussed in the prospectus. While the plans differ on how the pay-out is figured, they all are based on the redemption of your investment. Net investment income dividends and any capital gain distributions will automatically be reinvested, unless you elect to receive them in cash.

Applications for a systematic investment in a class of any fund subject to a sales charge normally will not be accepted while a pay-out plan for any of those funds is in effect. Occasional investments, however, may be accepted.

To start any of these plans, please write American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534, or call American Express Financial Advisors Telephone Transaction Service at 800-437-3133 (National/Minnesota) or 612-671-3800 (Mpls./St. Paul). Your authorization must be received in the Minneapolis headquarters at least five days before the date you want your payments to begin. The initial payment must be at least $50. Payments will be made on a monthly, bimonthly, quarterly, semiannual or annual basis. Your choice is effective until you change or cancel it.

The following pay-out plans are designed to take care of the needs of most shareholders in a way AEFC can handle efficiently and at a reasonable cost. If you need a more irregular schedule of payments, it may be necessary for you to make a series of individual redemptions, in which case you'll have to send in a separate redemption request for each pay-out. The Fund reserves the right to change or stop any pay-out plan and to stop making such plans available.

Plan #1: Pay-out for a fixed period of time

If you choose this plan, a varying number of shares will be redeemed at regular intervals during the time period you choose. This plan is designed to end in complete redemption of all shares in your account by the end of the fixed period.

Plan #2: Redemption of a fixed number of shares

If you choose this plan, a fixed number of shares will be redeemed for each payment and that amount will be sent to you. The length of time these payments continue is based on the number of shares in the account.

Plan #3: Redemption of a fixed dollar amount

If you decide on a fixed dollar amount, whatever number of shares is necessary to make the payment will be redeemed in regular installments until the account is closed.

Plan #4: Redemption of a percentage of net asset value

Payments are made based on a fixed percentage of the net asset value of the shares in your account computed on the day of each payment. Percentages range from 0.25% to 0.75%. For example, if you are on this plan and arrange to take 0.5% each month, you will get $50 if the value of your account is $10,000 on the payment date.


TAXES


If you buy shares in one of the funds and then exchange into another fund, it is considered a redemption and subsequent purchase of shares. Under tax laws, if this exchange is done within 91 days, any sales charge waived on Class A shares on a subsequent purchase of shares applies to the new shares acquired in the exchange. Therefore, you cannot create a tax loss or reduce a tax gain attributable to the sales charge when exchanging shares within 91 days.

All distributions of net investment income during the year will have the same percentage designated as tax-exempt. This annual percentage is expected to be substantially the same as the percentage of tax-exempt income actually earned during any particular distribution period.

Capital gain distributions, if any, received by corporate shareholders should be treated as long-term capital gains regardless of how long they owned their shares. Capital gain distributions, if any, received by individuals should be treated as long-term if held for more than one year; however, recent tax laws have divided long-term capital gains into two holding periods: (1) shares held more than one year but not more than 18 months and (2) shares held more than 18 months. Short-term capital gains earned by the Fund are paid to shareholders as part of their ordinary income dividend and are taxable.


The Fund may purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the Fund's ordinary income and will be taxable income when it is distributed to you.

If you are a "substantial user" (or related person) of facilities financed by industrial development bonds, you should consult your tax advisor before investing. The income from such bonds may not be tax-exempt for you.

Interest on private activity bonds generally issued after August 1986 is a preference item for purposes of the individual and corporate alternative minimum taxes. "Private-activity" (non-governmental purpose) municipal bonds include industrial revenue bonds, student loan bonds and multi- and single-family housing bonds. An exception is made for private-activity bonds issued for qualified--501(c)(3)--organizations, including non-profit colleges, universities and hospitals. These bonds will continue to be tax-exempt and will not be subject to the alternative minimum tax for individuals. To the extent a fund earns income subject to the alternative minimum tax, it will flow through to that fund's shareholders and may subject some shareholders, depending on their tax status, to the alternative minimum tax. The Fund reports the percentage of its income earned from these bonds to shareholders with their other tax information.

State law determines whether interest income on a particular municipal bond is tax-exempt for state tax purposes. It also determines the tax treatment of those bonds when earned by a mutual fund and paid to the Fund's shareholders. The Fund will tell you the percentage of interest income from municipal bonds it received during the year on a state-by-state basis. Your tax advisor should help you report this income for state tax purposes.

Under federal tax law, and an election made by the Fund under federal tax rules, by the end of a calendar year the Fund must declare and pay dividends representing 98% of ordinary income through Dec. 31 and 98% of net capital gains (both long-term and short-term) for the 12-month period ending Oct. 31 of that calendar year. The Fund is subject to an excise tax equal to 4% of the excess, if any, of the amount required to be distributed over the amount actually distributed. The Fund intends to comply with federal tax law and avoid any excise tax.

This is a brief summary that relates to federal income taxation only. Shareholders should consult their tax advisor for more complete information as to the application of federal, state and local income tax laws to Fund distributions.

AGREEMENTS

Investment Management Services Agreement


The Fund has an Investment Management Services Agreement with AEFC. For its services, AEFC is paid a fee based on the following schedule. Each class of the Fund pays its proportionate share of the fee.


Assets                      Annual rate at
(billions)                  each asset level
---------                   ----------------
First       $1.0                  0.450%
Next         1.0                  0.425
Next         1.0                  0.400
Next         3.0                  0.375
Over         6.0                  0.350


On June 30, 1998, the daily rate applied to the Fund's net assets was equal to 0.45% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made.

The management fee is paid monthly. Under the agreement, the total amount paid was $2,244,150 for the fiscal year ended June 30, 1998, $2,269,770 for fiscal year 1997, and $2,346,243 for fiscal year 1996.

Under the agreement, the Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees; audit and certain legal fees; fidelity bond premiums; registration fees for shares; office expenses; consultants' fees; compensation of board members, officers and employees; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities of the Fund; and expenses properly payable by the Fund, approved by the board. Under the agreement, the Fund paid nonadvisory expenses of $48,096 for the fiscal year ended June 30, 1998, $130,318 for fiscal year 1997, and $213,545 for fiscal year 1996.

Administrative Services Agreement

The Fund has an Administrative Services Agreement with AEFC. Under this agreement, the Fund pays AEFC for providing administration and accounting services. The fee is calculated as follows:

Assets                      Annual rate
(billions)                  each asset level
---------                   ----------------
First       $1.0                  0.040%
Next         1.0                  0.035
Next         1.0                  0.030
Next         3.0                  0.025
Over         6.0                  0.020


On June 30, 1998, the daily rate applied to the Fund's net assets was equal to 0.04% on an annual basis. The fee is calculated for each calendar day on the basis of net assets as of the close of business two business days prior to the day for which the calculation is made. Under the agreement, the Fund paid fees of $205,702 for the fiscal year ended June 30, 1998.


Transfer Agency Agreement


The Fund has a Transfer Agency Agreement with American Express Client Service Corporation (AECSC). This agreement governs AECSC's responsibility for administering and/or performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions and for performing shareholder account administration agent functions in connection with the issuance, exchange and redemption or repurchase of the Fund's shares. Under the agreement, AECSC will earn a fee from the Fund determined by multiplying the number of shareholder accounts at the end of the day by a rate determined for each class per year and dividing by the number of days in the year. The rate for Class A and Class Y is $15.50 per year and for Class B is $16.50 per year. The fees paid to AECSC may be changed from time to time upon agreement of the parties without shareholder approval. Under the agreement, the Fund paid fees of $213,051 for the fiscal year ended June 30, 1998.


Distribution Agreement


Under a Distribution Agreement, sales charges deducted for distributing Fund shares are paid to AEFA daily. These charges amounted to $1,028,640 for the fiscal year ended June 30, 1998. After paying commissions to personal financial advisors, and other expenses, the amount retained was $42,382. The amounts were $1,002,387 and $115,180 for fiscal year 1997, and $1,300,606 and $66,902 for fiscal year 1996.

Shareholder Service Agreement

The Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of average daily net assets for Class A and Class B and 0.10% for Class Y.

Plan and Agreement of Distribution


For Class B shares, to help AEFA defray the cost of distribution and servicing, not covered by sales charges received under the Distribution Agreement, the Fund and AEFA entered into a Plan and Agreement of Distribution (Plan). These costs relate to most aspects of distributing the Fund's shares including AEFA overhead expenses. These costs do not include compensation to the sales force. A substantial portion of the costs are not specifically identified to any one fund in the IDS MUTUAL FUND GROUP. Under the Plan, AEFA is paid a fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares.

The Plan must be approved annually by the board, including a majority of the disinterested board members, if it is to continue for more than a year. At least quarterly, the board must review written reports concerning the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan and any agreement related to it may be terminated at any time by vote of a majority of the trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan, or by vote of a majority of the outstanding voting securities of the Fund or by AEFA. The Plan (or any agreement related to it) will terminate in the event of its assignment, as that term is defined in the Investment Company Act of 1940. The Plan may not be amended to increase the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved by a majority of the board members, including a majority of the board members who are not interested persons of the Trust and who do not have a financial interest in the operation of the Plan or any agreement related to it. The selection and nomination of disinterested board members is the responsibility of disinterested board members. No board member who is not an interested person, has any direct or indirect financial interest in the operation of the Plan or any related agreement. For the fiscal year ended June 30, 1998, under the agreement, the Fund paid fees of $283,583.


Custodian Agreement


The Fund's securities and cash are held by U.S. Bank National Association, 180
E. Fifth St., St. Paul, MN 55101-1631, through a custodian agreement. The custodian is permitted to deposit some or all of its securities in central depository systems as allowed by federal law. For its services, the Fund pays the custodian a maintenance charge and a charge per transaction in addition to reimbursing the custodian's out-of-pocket expenses.

Total fees and expenses


The Fund paid total fees and nonadvisory expenses, net of earnings credits, of $3,857,170 for the fiscal year ended June 30, 1998.

THE TRUST



The Trust is a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself is unable to meet its obligations.


ORGANIZATIONAL INFORMATION


IDS Special Tax-Exempt Series Trust, of which IDS Insured Tax-Exempt Fund is a part, is an open-end management company, as defined in the 1940 Act. It was organized as a Massachusetts business trust on April 7, 1986. The Fund headquarters are at 901 S. Marquette Ave., Suite 2810, Minneapolis, MN 55402-3268.


BOARD MEMBERS AND OFFICERS

The following is a list of the Fund's board members. They serve 15 Master Trust portfolios and 47 IDS and IDS Life funds (except for William H. Dudley, who does not serve on the nine IDS Life fund boards). All shares have cumulative voting rights with respect to the election of board members.

H. Brewster Atwater, Jr.
Born in 1931
4900 IDS Tower
Minneapolis, MN


Retired chairman and chief executive officer, General Mills, Inc. Director, Merck & Co., Inc. and Darden Restaurants, Inc.


Lynne V. Cheney'
Born in 1941
American Enterprise Institute
for Public Policy Research (AEI)
1150 17th St., N.W. Washington, D.C.


Distinguished Fellow AEI. Former Chair of National Endowment of the Humanities. Director, The Reader's Digest Association Inc., Lockheed-Martin and Union Pacific Resources.

William H. Dudley**
Born in 1932
2900 IDS Tower
Minneapolis, MN


Senior advisor to the chief executive officer of AEFC.


David R. Hubers+**
Born in 1943
2900 IDS Tower
Minneapolis, MN


President, chief executive officer and director of AEFC.


Heinz F. Hutter+'
Born in 1929
P.O. Box 2187
Minneapolis, MN


Retired president and chief operating officer, Cargill, Incorporated (commodity merchants and processors).


Anne P. Jones
Born in 1935
5716 Bent Branch Rd.
Bethesda, MD


Attorney  and  telecommunications   consultant.  Former  partner,  law  firm  of
Sutherland, Asbill & Brennan. Director, Motorola, Inc. (electronics), C-Cor Electronics, Inc., and Amnex, Inc. (communications).



William R. Pearce+*
Born in 1927
901 S. Marquette Ave.
Minneapolis, MN


Chairman of the board, Board Services Corporation (provides administrative services to boards). Director, trustee and officer of registered investment companies whose boards are served by the company. Retired vice chairman of the board, Cargill, Incorporated (commodity merchants and processors).

Alan K. Simpson'
Born in 1931
1201 Sunshine Ave.
Cody, WY


Former three-term United States Senator for Wyoming. Former Assistant Republican
Leader,  U.S.  Senate.   Director,   PacifiCorp   (electric  power)  and  Biogen
(pharmaceuticals).


Edson W. Spencer+
Born in 1926
4900 IDS Center
80 S. 8th St.
Minneapolis, MN


President, Spencer Associates Inc. (consulting). Retired chairman of the board and chief executive officer, Honeywell Inc. Director, Boise Cascade Corporation (forest products). Member of International Advisory Council of NEC (Japan).


John R. Thomas**
Born in 1937
2900 IDS Tower
Minneapolis, MN


Senior vice president of AEFC.


Wheelock Whitney+
Born in 1926
1900 Foshay Tower
821 Marquette Ave.
Minneapolis, MN

Chairman, Whitney Management Company (manages family assets).

C. Angus Wurtele'
Born in 1934
Valspar Corporation
Suite 1700
Foshay Tower
Minneapolis, MN

Chairman of the board and retired chief executive officer, The Valspar Corporation (paints). Director, Bemis Corporation (packaging), Donaldson Company (air cleaners & mufflers) and General Mills, Inc.
(consumer foods).

+ Member of executive committee.
'Member of joint audit committee.
* Interested person by reason of being an officer and employee of the Fund. **Interested person by reason of being an officer, board member, employee and/or shareholder of AEFC or American Express.

The board also has appointed officers who are responsible for day-to-day business decisions based on policies it has established.


In addition to Mr. Pearce, who is chairman of the board and Mr. Thomas, who is president, the Fund's other officers are:


Leslie L. Ogg
Born in 1938
901 S. Marquette Ave.
Minneapolis, MN


President of Board Services Corporation. Vice president, general counsel and secretary for the Fund.


Officers who also are officers and/or employees of AEFC

Peter J. Anderson
Born in 1942
IDS Tower 10
Minneapolis, MN

Director and senior vice president-investments of AEFC. Vice president-investments for the Fund.



Frederick C. Quirsfeld
Born in 1947
IDS Tower 10
Minneapolis, MN

Vice president - taxable mutual fund investments of AEFC. Vice president - fixed income investments for the Fund.

Matthew N. Karstetter
Born in 1961
IDS Tower 10
Minneapolis, MN

Vice president of Investment Accounting for AEFC since 1996. Prior to joining AEFC, he served as vice president of State Street Bank's mutual fund service operation from 1991 to 1996. Treasurer for the Fund.


COMPENSATION FOR FUND BOARD MEMBERS


Members of the Fund board who are not officers of the Fund or of AEFC receive an annual fee of $300 and the chair of the Contracts Committee receives an additional fee of $83. Board members receive a $50 per day attendance fee for board meetings. The attendance fee for meetings of the Contracts and Investment Review Committees is $50; for meetings of the Audit Committee and Personnel Committee $25 and for traveling from out-of-state $3. Expenses for attending meetings are reimbursed.

During the fiscal year ended June 30, 1998, the independent members of the board, for attending up to 27 meetings, received the following compensation:


                               Compensation Table


                                                                                            Total cash
                                                                                         compensation from
                            Aggregate            Pension or                               the IDS MUTUAL
                           compensation          Retirement         Estimated annual      FUND GROUP and
Board member              from the Fund       benefits accrued        benefit upon       Preferred Master
                                              as Fund expenses         retirement           Trust Group
---------------------- --------------------- -------------------- --------------------- --------------------
H. Brewster Atwater,Jr.     $1,000                   $0                   $0                $ 98,200
Lynne V. Cheney                862                    0                    0                  92,200
Robert F. Froehlke             442                    0                    0                  44,800
Heinz F. Hutter              1,050                    0                    0                 101,200
Anne P. Jones                  914                    0                    0                  95,200
Melvin R. Laird                285                    0                    0                  32,600
Alan K. Simpson                736                    0                    0                  84,200
Edson W. Spencer             1,225                    0                    0                 111,700
Wheelock Whitney             1,125                    0                    0                 105,700
C. Angus Wurtele             1,150                    0                    0                 107,200

On June 30, 1998, the Fund's board members and officers as a group owned less than 1% of the outstanding shares of any class.


INDEPENDENT AUDITORS


The financial statements contained in the Annual Report to shareholders for the fiscal year ended June 30, 1998, were audited by independent auditors, KPMG Peat Marwick LLP, 4200 Norwest Center, 90 S. Seventh St., Minneapolis, MN 55402-3900. The independent auditors also provide other accounting and tax-related services as requested by the Fund.

FINANCIAL STATEMENTS


The Independent Auditors' Report and the Financial Statements, including Notes to the Financial Statements and the Schedule of Investments in Securities, contained in the Annual Report to shareholders for the fiscal year ended June 30, 1998, pursuant to Section 30(d) of the 1940 Act, are hereby incorporated in this SAI by reference. No other portion of the Annual Report, however, is incorporated by reference.


PROSPECTUS


The prospectus for IDS Insured Tax-Exempt Fund, dated Aug. 28, 1998, is hereby incorporated in this SAI by reference.

APPENDIX A

DESCRIPTION OF RATINGS OF TAX-EXEMPT SECURITIES AND SHORT-TERM SECURITIES

Tax-Exempt Securities

Tax-exempt securities are used to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of tax-exempt bonds are issued to obtain funding for privately operated facilities. There are two principal classifications of municipal securities: notes and bonds. Notes are used generally to provide for short-term capital needs and generally have a maturity of up to one year. These include tax anticipation notes, revenue anticipation notes, bond anticipation notes, construction loan notes, variable rate demand notes and tax-exempt commercial paper (also known as municipal paper). Bonds, which meet longer-term capital needs, generally have maturities of more than one year and fall into one of two categories. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of municipal bond. Revenue bonds are payable only from the revenues of a particular project or facility and are generally dependent solely on a specific revenue source. Industrial development bonds are a specific type of revenue bond backed by the credit and security of a private user.

The ratings concern the quality of the issuer. They are not an opinion of the market value of the security. Such ratings are opinions on whether the principal and interest will be repaid when due. A security's rating may change which could affect its price. Ratings by Moody's Investors Service, Inc. (Moody's) are Aaa, Aa, A, Baa, Ba, B, Caa, Ca, C and D. Standard & Poor's Corporation (S&P) ratings are AAA, AA, A, BBB, BB, B, CCC, CC, C and D.

Securities rated Aaa and AAA are judged to be of the best quality. Capacity to pay interest and repay principal is extremely strong. Prices are responsive only to interest rate fluctuations.

Securities rated Aa and AA also are judged to be high-grade although margins of protection for interest and principal may not be quite as good as Aaa or AAA rated securities. Long-term risk may appear greater than the Aaa or AAA group. Prices are primarily responsive to interest rate fluctuations.

Securities rated A are considered upper-medium grade. Protection for interest and principal is deemed adequate but susceptible to future impairment. The market prices of such obligations move primarily with interest rate fluctuations but also with changing economic or trade conditions.

Securities rated Baa and BBB are considered upper-medium-grade obligations. Protection for interest and principal is adequate over the short-term; however, these obligations have certain speculative characteristics. They are susceptible to changing economic conditions and require constant review. Such bonds are more responsive to business and trade conditions than to interest rate fluctuations.

Securities rated Ba and BB are considered to have speculative elements. Their future cannot be considered well assured. The protection of interest and principal payments may be very moderate and not well safeguarded during future good and bad times. Uncertainty of position characterizes these bonds.

Securities rated B or lower lack characteristics of more desirable investments. There may be small assurance over any long period of time of the payment of interest and principal or of the maintenance of other contract terms. Some of these bonds are of poor standing and may be in default or have other marked shortcomings.

Bonds rated Caa and CCC are of poor standing. Such issues may be in default or there may be elements of danger with respect to principal or interest.

Bonds rated Ca and CC represent obligations that are highly speculative. Such issues are often in default or have other marked shortcomings.

Bonds rated C are obligations with a higher degree of speculation. These securities have major risk exposures to default.

Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the due date.

Non-rated securities will be considered for investment when they possess a risk comparable to that of rated securities consistent with the Fund objectives and policies. When assessing the risk involved in each nonrated security, the Fund will consider the financial condition of the issuer or the protection afforded by the terms of the security.

Short-term Tax-exempt Securities

A portion of the Fund's assets are in cash and short-term securities for day-to-day operating purposes. The investments will usually be in short-term municipal bonds and notes. These include:

(1) Tax anticipation notes sold to finance working capital needs of municipalities in anticipation of receiving taxes on a future date.

(2) Bond anticipation notes sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future.

(3) Revenue anticipation notes issued in anticipation of revenues from sources other than taxes, such as federal revenues available under the Federal Revenue Sharing Program.

(4) Tax and revenue anticipation notes issued in anticipation of revenues from taxes and other sources of revenue, except bond placements.

(5) Construction loan notes insured by the Federal Housing Administration which remain outstanding until permanent financing by the Federal National Mortgage Association (FNMA) or the Government National Mortgage Association (GNMA) at the end of the project construction period.

(6) Tax-exempt commercial paper with a stated maturity of 365 days or less issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.

(7) Variable rate demand notes, on which the yield is adjusted at periodic intervals not exceeding 31 days and on which the principal may be repaid after not more than seven days' notice, are considered short-term regardless of the stated maturity.

Short-term municipal bonds and notes are rated by Moody's and by S&P. The ratings reflect the liquidity concerns and market access risks unique to notes.

Moody's MIG 1/VMIG 1 indicates the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

Moody's MIG 2/VMIG 2 indicates high quality. Margins of protection are ample enough although not so large as in the preceding group.

Moody's MIG 3/VMIG 3 indicates favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Moody's MIG 4/VMIG 4 indicates adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Standard & Poor's rating SP-1 indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

Standard & Poor's rating SP-2 indicates satisfactory capacity to pay principal and interest.

Standard & Poor's rating SP-3 indicates speculative capacity to pay principal and interest.

Short-term Taxable Securities and Repurchase Agreements

Depending on market conditions, a portion of the Fund's investments may be in short-term taxable securities. These include:

(1) Obligations of the U.S. government, its agencies and instrumentalities resulting principally from lending programs of the U.S. government;

(2) U.S. Treasury bills with maturities up to one year. The difference between the purchase price and the maturity value or resale price is the interest income to the Fund;

(3) Certificates of deposit or receipts with fixed interest rates issued by banks in exchange for deposit of funds;

(4) Bankers' acceptances arising from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions;

(5) Letters of credit which are short-term notes issued in bearer form with a bank letter of credit obligating the bank to pay the bearer the amount of the note;

(6) Commercial paper rated in the two highest grades by Moody's or S&P. Commercial paper is generally defined as unsecured short-term notes issued in bearer form by large well-known corporations and finance companies. These ratings reflect a review of management, economic evaluation of the industry competition, liquidity, long-term debt and ten-year earning trends;

Moody's rating Prime-1 (P-1) and Standard & Poor's rating A-1 indicate that the degree of safety regarding timely payment of short-term promissory obligations is either overwhelming or very strong.

Moody's rating Prime-2 (P-2) and Standard & Poor's rating A-2 indicate that capacity for timely payment of short-term promissory obligations with this designation is strong.

(7) Repurchase agreements involving acquisition of securities by a fund with a concurrent agreement by the seller, usually a bank or securities dealer, to reacquire the securities at cost plus interest within a specified time. From this investment, the Fund receives a fixed rate of return that is insulated from market rate changes while it holds the security.

APPENDIX B

OPTIONS AND INTEREST RATE FUTURES CONTRACTS

The Fund may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market. The Fund may enter into interest rate futures contracts traded on any U.S. or foreign exchange. The Fund also may buy or write put and call options on these futures. Options in the over-the-counter market will be purchased only when the investment manager believes a liquid secondary market exists for the options and only from dealers and institutions the investment manager believes present a minimal credit risk. Some options are exercisable only on a specific date. In that case, or if a liquid secondary market does not exist, the Fund could be required to buy or sell securities at disadvantageous prices, thereby incurring losses.

OPTIONS. An option is a contract. A person who buys a call option for a security has the right to buy the security at a set price for the length of the contract. A person who sells a call option is called a writer. The writer of a call option agrees to sell the security at the set price when the buyer wants to exercise the option, no matter what the market price of the security is at that time. A person who buys a put option has the right to sell a security at a set price for the length of the contract. A person who writes a put option agrees to buy the security at the set price if the purchaser wants to exercise the option, no matter what the market price of the security is at that time. An option is covered if the writer owns the security (in the case of a call) or sets aside the cash (in the case of a put) that would be required upon exercise.

The price paid by the buyer for an option is called a premium. In addition the buyer generally pays a broker a commission. The writer receives a premium, less a commission, at the time the option is written. The cash received is retained by the writer whether or not the option is exercised. A writer of a call option may have to sell the security for a below-market price if the market price rises above the exercise price. A writer of a put option may have to pay an above-market price for the security if its market price decreases below the exercise price.

Options can be used to produce incremental earnings, protect gains and facilitate buying and selling securities for investment purposes. The use of options and futures contracts may benefit the Fund and its shareholders by improving the Fund's liquidity and by helping to stabilize the value of its net assets.

Buying options. Put and call options may be used as a trading technique to facilitate buying and selling securities for investment reasons. Options are used as a trading technique to take advantage of any disparity between the price of the underlying security in the securities market and its price on the options market. It is anticipated the trading technique will be utilized only to effect a transaction when the price of the security plus the option price will be as good or better than the price at which the security could be bought or sold directly. When the option is purchased, the Fund pays a premium and a commission. It then pays a second commission on the purchase or sale of the underlying security when the option is exercised. For record-keeping and tax purposes, the price obtained on the purchase of the underlying security will be the combination of the exercise price, the premium and both commissions. When using options as a trading technique, commissions on the option will be set as if only the underlying securities were traded.

Put and call options also may be held by the Fund for investment purposes. Options permit the Fund to experience the change in the value of a security with a relatively small initial cash investment. The risk the Fund assumes when it buys an option is the loss of the premium. To be beneficial to the Fund, the price of the underlying security must change within the time set by the option contract. Furthermore, the change must be sufficient to cover the premium paid, the commissions paid both in the acquisition of the option and in a closing transaction or in the exercise of the option and subsequent sale (in the case of a call) or purchase (in the case of a put) of the underlying security. Even then the price change in the underlying security does not ensure a profit since prices in the option market may not reflect such a change.

Writing covered options. The Fund will write covered options when it feels it is appropriate and will follow these guidelines:

`Underlying securities will continue to be bought or sold solely on the basis of investment considerations consistent with the Fund's goal.

`All options written by the Fund will be covered. For covered call options if a decision is made to sell the security, the Fund will attempt to terminate the option contract through a closing purchase transaction.

Net premiums on call options closed or premiums on expired call options are treated as short-term capital gains.

If a covered call option is exercised, the security is sold by the Fund. The Fund will recognize a capital gain or loss based upon the difference between the proceeds and the security's basis.

Options on many securities are listed on options exchanges. If the Fund writes listed options, it will follow the rules of the options exchange. Options are valued at the close of the New York Stock Exchange. An option listed on a national exchange, Chicago Board Options Exchange (CBOE) or NASDAQ will be valued at the last-quoted sales price or, if such a price is not readily available, at the mean of the last bid and asked prices.

FUTURES CONTRACTS. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. They have been established by boards of trade which have been designated contracts markets by the Commodity Futures Trading Commission (CFTC). Futures contracts trade on these markets in a manner similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on such debt securities as long-term U.S. Treasury bonds, Treasury notes, GNMA modified pass-through mortgage-backed securities, three-month U.S. Treasury bills and bank certificates of deposit. While futures contracts based on debt securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund immediately is paid the difference and realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, closing out a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss. At the time a futures contract is made, a good-faith deposit called initial margin is set up within a segregated account at the Fund's custodian bank. The initial margin deposit is approximately 1.5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of variation margin is required so that each day the Fund would pay out cash in an amount equal to any decline in the contract's value or receive cash equal to any increase. At the time a futures contract is closed out, a nominal commission is paid, which is generally lower than the commission on a comparable transaction in the cash markets.

The purpose of a futures contract, in the case of a portfolio holding long-term debt securities, is to gain the benefit of changes in interest rates without actually buying or selling long-term debt securities. For example, if the Fund owned long-term bonds and interest rates were expected to increase, it might enter into futures contracts to sell securities which would have much the same effect as selling some of the long-term bonds it owned.

Futures contracts are based on types of debt securities referred to above, which have historically reacted to an increase or decline in interest rates in a fashion similar to the debt securities the Fund owns. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the Fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into interest rate futures contracts for the purchase of securities. If short-term rates were higher than long-term rates, the ability to continue holding these cash reserves would have a very beneficial impact on the Fund's earnings. Even if short-term rates were not higher, the Fund would still benefit from the income earned by holding these short-term investments. At the same time, by entering into futures contracts for the purchase of securities, the Fund could take advantage of the anticipated rise in the value of long-term bonds without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund's cash reserves could then be used to buy long-term bonds on the cash market. The Fund could accomplish similar results by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase or by buying bonds with long maturities and selling bonds with short maturities when interest rates are expected to decline. But by using futures contracts as an investment tool, given the greater liquidity in the futures market than in the cash market, it might be possible to accomplish the same result more easily and more quickly. Successful use of futures contracts depends on the investment manager's ability to predict the future direction of interest rates. If the investment manager's prediction is incorrect, the Fund would have been better off had it not entered into futures contracts.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the holder a right to buy or sell futures contracts in the future. Unlike a futures contract, which requires the parties to the contract to buy and sell a security on a set date, an option on a futures contract merely entitles its holder to decide on or before a future date (within nine months of the date of issue) whether to enter into such a contract. If the holder decides not to enter into the contract, all that is lost is the amount (premium) paid for the option. Furthermore, because the value of the option is fixed at the point of sale, there are no daily payments of cash to reflect the change in the value of the underlying contract. However, since an option gives the buyer the right to enter into a contract at a set price for a fixed period of time, its value does change daily and that change is reflected in the net asset value of the Fund.

RISKS. There are risks in engaging in each of the management tools described above. The risk the Fund assumes when it buys an option is the loss of the premium paid for the option. Purchasing options also limits the use of monies that might otherwise be available for long-term investments.

The risk involved in writing options on futures contracts the Fund owns, or on securities held in its portfolio, is that there could be an increase in the market value of such contracts or securities. If that occurred, the option would be exercised and the asset sold at a lower price than the cash market price. To some extent, the risk of not realizing a gain could be reduced by entering into a closing transaction. The Fund could enter into a closing transaction by purchasing an option with the same terms as the one it had previously sold. The cost to close the option and terminate the Fund's obligation, however, might be more or less than the premium received when it originally wrote the option. Furthermore, the Fund might not be able to close the option because of insufficient activity in the options market.

A risk in employing futures contracts to protect against the price volatility of portfolio securities is that the prices of securities subject to futures contracts may not correlate perfectly with the behavior of the cash prices of the Fund's securities. The correlation may be distorted because the futures market is dominated by short-term traders seeking to profit from the difference between a contract or security price and their cost of borrowed funds. Such distortions are generally minor and would diminish as the contract approached maturity.

Another risk is that the Fund's investment manager could be incorrect in anticipating as to the direction or extent of various interest rate movements or the time span within which the movements take place. For example, if the Fund sold futures contracts for the sale of securities in anticipation of an increase in interest rates, and interest rates declined instead, the Fund would lose money on the sale.

TAX TREATMENT. As permitted under federal income tax laws, the Fund intends to identify futures contracts as mixed straddles and not mark them to market, that is, not treat them as having been sold at the end of the year at market value. Such an election may result in the Fund being required to defer recognizing losses incurred by entering into futures contracts and losses on underlying securities identified as being hedged against.


Federal income tax treatment of gains or losses from transactions in options on futures contracts and indexes will depend on whether such option is a section 1256 contract . If the option is a non-equity option, the Fund will either make a 1256(d) election and treat the option as a mixed straddle or mark to market the option at fiscal year end and treat the gain/loss as 40% short-term and 60% long-term. Certain provisions of the Internal Revenue Code may also limit the Fund's ability to engage in futures contracts and related options transactions. For example, at the close of each quarter of the Fund's taxable year, at least 50% of the value of its assets must consist of cash, government securities and other securities, subject to certain diversification requirements.

The IRS has ruled publicly that an exchange-traded call option is a security for purposes of the 50%-of-assets test and that its issuer is the issuer of the underlying security, not the writer of the option, for purposes of the diversification requirements.


Accounting for futures contracts will be according to generally accepted accounting principles. Initial margin deposits will be recognized as assets due from a broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in value of the contract will be recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments will be made or received depending upon whether gains or losses are incurred. All contracts and options will be valued at the last-quoted sales price on their primary exchange.

APPENDIX C

INSURED FUND

Insurance

The Fund's entire portfolio of municipal obligations will at all times be fully insured as to the scheduled payment of all installments of principal and interest thereon, except as noted below. This insurance feature minimizes the risks to the Fund and its shareholders associated with any defaults in the municipal obligations owned by the Fund.


Each insured municipal obligation in the Fund's portfolio will be covered by either a mutual fund Portfolio Insurance Policy issued by Financial Guaranty Insurance Company (Financial Guaranty) or a New Issue Insurance Policy obtained by the issuer of the obligation at the time of its original issuance. If a municipal obligation is already covered by a New Issue Insurance Policy then the obligation is not required to be additionally insured under a Portfolio Insurance Policy. A New Issue Insurance Policy may have been written by Financial Guaranty or other insurers. Premiums are paid from the Fund's assets, and will reduce the current yield on its portfolio by the amount thereof. Currently, there are no issuers insured under a Portfolio Insurance Policy.


Both types of policies discussed above insure the scheduled payment of all principal and interest on the municipal obligations as they fall due. The insurance does not guarantee the market value of the municipal obligations nor the value of the shares of the Fund and, except as described above, has no effect on the net asset value or redemption price of the shares of the Fund. The insurance of principal refers to the face or par value of the municipal obligation, and is not affected by the price paid by the Fund or by the market value.

The Fund may purchase municipal obligations on which the payment of interest and principal is guaranteed by an agency or instrumentality of the U.S. government or which are rated Aaa, MIG-1 or Prime-1 by Moody's or AAA, A-1 or SP-1 by S&P, in either case without being required to insure the municipal obligations under the Portfolio Insurance Policy.

New Issue Insurance. The New Issue Insurance Policies, if any, have been obtained by the respective issuers or underwriters of the municipal obligations and all premiums respecting the securities have been paid in advance by the issuers or underwriters. The policies are noncancelable and will continue in force so long as the municipal obligations are outstanding and the respective insurers remain in business. Since New Issue Insurance remains in effect as long as the insured municipal obligations are outstanding, the insurance may have an effect on the resale value of municipal obligations so insured in the Fund's portfolio.

Therefore, New Issue Insurance may be considered to represent an element of market value in regard to municipal obligations thus insured, but the exact effect, if any, of this insurance on market value cannot be estimated. The Fund will acquire municipal obligations subject to New Issue Insurance Policies only where the insurer is rated Aaa by Moody's or AAA by S&P.


Portfolio Insurance. The Portfolio Insurance Policy to be obtained by the Fund from Financial Guaranty will be effective only so long as the Fund is in existence, Financial Guaranty is still in business, and the municipal obligations described in the Portfolio Insurance Policy continue to be held by the Fund. In the event of a sale of any municipal obligation by the Fund or payment prior to maturity, the Portfolio Insurance Policy terminates as to that municipal obligation. Currently, there are no issuers insured under a Portfolio Insurance Policy.



In determining whether to insure any municipal obligation, Financial Guaranty applies its own standards, which are not necessarily the same as the criteria used in regard to the selection of municipal obligations by the Fund's investment adviser. Financial Guaranty's decision is made prior to the Fund's purchase of the municipal obligations. Contracts to purchase municipal obligations are not covered by the Portfolio Insurance Policy although municipal obligations underlying the contracts are covered by this insurance upon their physical delivery to the Fund or its Custodian.

Secondary Market Insurance. The Fund may at any time purchase from Financial Guaranty a secondary market insurance policy (Secondary Market Policy) on any municipal obligation currently covered by the Portfolio Insurance Policy. The coverage and obligation to pay monthly premiums under the Portfolio Insurance Policy would cease with the purchase by the Fund of a Secondary Market Policy.

By purchasing a Secondary Market Policy, the Fund would, upon payment of a single premium, obtain insurance against nonpayment of scheduled principal and interest for the remaining term of the municipal obligation, regardless of whether the Fund then owned the obligation. This insurance coverage would be noncancelable and would continue in force so long as the municipal obligations so insured are outstanding. The purpose of acquiring such a Policy would be to enable the Fund to sell a municipal obligation to a third party as a Aaa/AAA rated insured obligation at a market price higher than what otherwise might be obtainable if the obligation were sold without the insurance coverage. This rating is not automatic, however, and must specifically be requested for each obligation. Any difference between the excess of an obligation's market value as a Aaa/AAA rated security over its market value without this rating and the single premium payment would inure to the Fund in determining the net capital gain or loss realized by the Fund upon the sale of the obligation.

Since the Fund has the right to purchase a Secondary Market Policy for an eligible municipal obligation even if the obligation is currently in default as to any payments by the issuer, the Fund would have the opportunity to sell the obligation rather than be obligated to hold it in its portfolio in order to continue the Portfolio Insurance Policy in force.

Because coverage under the Portfolio Insurance Policy terminates upon sale of a municipal obligation insured thereunder, the insurance does not have an effect on the resale value of the obligation. Therefore, it is the intention of the Fund to retain any insured municipal obligations which are in default or in significant risk of default, and to place a value on the insurance which will be equal to the difference between the market value of similar obligations which are not in default. Because of this policy, the Fund's investment manager may be unable to manage the Fund's portfolio to the extent that it holds defaulted municipal obligations, which may limit its ability in certain circumstances to purchase other municipal obligations. While a defaulted municipal obligation is held in the Fund's portfolio, the Fund continues to pay the insurance premium but also collects interest payments from the insurer and retains the right to collect the full amount of principal from the insurer when the municipal obligation comes due. This would not be applicable if the Fund elected to purchase a Secondary Market Policy discussed above with respect to a municipal obligation.

Financial Guaranty Insurance Company. Financial Guaranty is a wholly owned subsidiary of FGIC Corporation (the Corporation), a Delaware holding company. Financial Guaranty, domiciled in the State of New York, commenced its business of providing insurance and financial guaranties for a variety of investment instruments in January 1984. The Corporation is a wholly-owned subsidiary of General Electric Capital Corporation.

In addition to providing insurance for the payment of interest on and principal of municipal bonds and notes held in unit investment trust and mutual fund portfolios, Financial Guaranty provides insurance for new and secondary market issues of municipal bonds and notes and for portions of new and secondary market issues of municipal bonds and notes. Financial Guaranty also guarantees a variety of non-municipal structured obligations, such as mortgage-backed securities. It also is authorized to write surety insurance. Moody's and Standard & Poor's have rated the claims-paying ability of Financial Guaranty Aaa and AAA, respectively.

Financial Guaranty is licensed to provide insurance in 48 states and the District of Columbia. It files reports with state insurance regulatory agencies and is subject to audit and review by these authorities. Financial Guaranty is also subject to regulation by the State of New York Insurance Department. This regulation, however, is no guarantee that Financial Guaranty will be able to perform on its contracts of insurance in the event a claim should be made thereunder at some time in the future.

The information about Financial Guaranty contained above has been furnished by the Corporation. No representation is made as to the accuracy or adequacy of this information.

The policy of insurance obtained by the Fund from Financial Guaranty and the agreement and negotiations in respect thereof represent the only relationship between Financial Guaranty and the Fund. Otherwise, neither Financial Guaranty nor its parent, FGIC Corporation, has any significant relationship, direct or indirect, with the Fund.

Government Securities

The Fund may invest in securities guaranteed by an agency or instrumentality of the United States government. These agencies include Federal National Mortgage Association and Federal Housing Administration (FHA). In the case of a default on a FHA security, the outstanding balance is subject to an assignment fee and interest payments may be delayed. This will reduce the return to the Fund.

APPENDIX D

DOLLAR-COST AVERAGING

A technique that works well for many investors is one that eliminates random buy and sell decisions. One such system is dollar-cost averaging. Dollar-cost averaging involves building a portfolio through the investment of fixed amounts of money on a regular basis regardless of the price or market condition. This may enable an investor to smooth out the effects of the volatility of the financial markets. By using this strategy, more shares will be purchased when the price is low and less when the price is high. As the accompanying chart illustrates, dollar-cost averaging tends to keep the average price paid for the shares lower than the average market price of shares purchased, although there is no guarantee.

While this technique does not ensure a profit and does not protect against a loss if the market declines, it is an effective way for many shareholders who can continue investing on a regular basis through changing market conditions, including times when the price of their shares falls or the market declines, to accumulate shares in a fund to meet long-term goals.

Dollar-cost averaging

--------------------- --------------------------- -----------------------------
Regular                      Market Price                         Shares
Investment                    of a Share                         Acquired
--------------------- --------------------------- -----------------------------
     $100                     $6.00                               16.7
      100                      4.00                               25.0
      100                      4.00                               25.0
      100                      6.00                               16.7
      100                      5.00                               20.0
     ----                  --------                             ------
     $500                    $25.00                              103.4

Average market price of a share over 5 periods:
$5.00 ($25.00 divided by 5).
The average price you paid for each share:
$4.84 ($500 divided by 103.4).

      Independent auditors' report


      The board and  shareholders
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust:


      We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of IDS California Tax-Exempt Fund (a fund within IDS California Tax-Exempt Trust) and IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund, IDS New York Tax-Exempt Fund and IDS Ohio Tax-Exempt Fund (funds within IDS Special Tax-Exempt Series Trust) as of June 30, 1998 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the nine-year period ended June 30, 1998, the six months ended June 30, 1989 and the one-year period ended December 31, 1988, of IDS California Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund and IDS New York Tax-Exempt Fund, and for each of the years in the ten-year period ended June 30, 1998, of IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund and IDS Ohio Tax-Exempt Fund. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS California Tax-Exempt Fund, IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund, IDS New York Tax-Exempt Fund and IDS Ohio Tax-Exempt Fund at June 30, 1998, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



      /s/ KPMG Peat Marwick LLP
      KPMG Peat Marwick LLP
      Minneapolis, Minnesota
      August 7, 1998


FINANCIALS FOR STATETE

 Financial statements


      Statements of assets and liabilities
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      June 30, 1998




                                  Assets

                                                                          California         Massachusetts            Michigan
                                                                          Tax-Exempt            Tax-Exempt          Tax-Exempt
                                                                                Fund                  Fund                Fund
 Investments in securities, at value (Note 1)

      (identified cost $228,798,705, $72,795,512
      and $75,127,548)                                                  $251,342,096           $79,153,985         $82,645,285
 Cash in bank on demand deposit                                              532,070                    --              95,973
 Accrued interest receivable                                               4,444,900             1,624,937           1,277,247
 Receivable for investment securities sold                                   105,625                 4,688               4,688
                                                                             -------                 -----               -----
 Total assets                                                            256,424,691            80,783,610          84,023,193
                                                                         -----------            ----------          ----------


                                  Liabilities

 Disbursements in excess of cash on demand deposit                               --                 23,910                  --

 Dividends payable to shareholders                                           175,871                52,423              56,082
 Payable for investment securities purchased                               1,895,851               974,789           1,879,032
 Accrued investment management services fee                                    3,262                 1,026               1,056
 Accrued distribution fee                                                        306                   267                 105
 Accrued service fee                                                           1,216                   382                 393
 Accrued transfer agency fee                                                     235                   116                  96
 Accrued administrative services fee                                             277                    87                  90
 Other accrued expenses                                                       29,992                21,480              31,975
                                                                              ------                ------              ------
 Total liabilities                                                         2,107,010             1,074,480           1,968,829
                                                                           ---------             ---------           ---------
 Net assets applicable to outstanding shares                            $254,317,681           $79,709,130         $82,054,364
                                                                        ============           ===========         ===========


                                  Represented by

 Shares of beneficial interest-- $.01 par value (Note 1)                $    475,243           $   143,259         $   147,417

 Additional paid-in capital                                              236,565,157            74,140,300          75,749,921
 Undistributed (excess of distributions over) net investment income              (55)                  (51)                 --
 Accumulated net realized gain (loss) (Note 6)                            (5,308,242)             (945,507)         (1,373,367)
 Unrealized appreciation (depreciation) on investments                    22,585,578             6,371,129           7,530,393
                                                                          ----------             ---------           ---------
 Total-- representing net assets applicable to outstanding shares       $254,317,681           $79,709,130         $82,054,364
                                                                        ============           ===========         ===========
 Net assets applicable to outstanding shares:          Class A          $239,349,495           $66,702,144         $76,925,321
                                                       Class B          $ 14,968,186           $13,006,986         $ 5,129,043
 Outstanding shares of beneficial interest:            Class A shares     44,726,597            11,988,049          13,820,184
                                                       Class B shares      2,797,715             2,337,821             921,475
 Net asset value per share:                            Class A          $       5.35           $      5.56        $       5.57
                                                       Class B          $       5.35           $      5.56        $       5.57

      See accompanying notes to financial statements.




      Statements of assets and liabilities
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      June 30, 1998




                                  Assets

                                                                           Minnesota               New York                Ohio
                                                                          Tax-Exempt              Tax-Exempt         Tax-Exempt
                                                                                Fund                    Fund               Fund
 Investments in securities, at value (Note 1)

      (identified cost $377,775,178, $103,106,602
      and $67,145,401)                                                  $409,016,779          $113,191,090         $72,797,453
 Cash in bank on demand deposit                                               72,088                    --              37,027
 Accrued interest receivable                                               8,320,088             2,254,449             967,258
 Receivable for investment securities sold                                    97,500                12,500               4,688
                                                                              ------                ------               -----
 Total assets                                                            417,506,455           115,458,039          73,806,426
                                                                         -----------           -----------          ----------


                                  Liabilities

 Disbursements in excess of cash on demand deposit                                --               110,829                  --

 Dividends payable to shareholders                                           309,689                77,480              50,998
 Payable for investment securities purchased                               1,112,293                    --           1,223,779
 Accrued investment management services fee                                    5,242                 1,486                 933
 Accrued distribution fee                                                        640                   200                 109
 Accrued service fee                                                           1,994                   553                 347
 Accrued transfer agency fee                                                     543                   153                 297
 Accrued administrative services fee                                             433                   126                  79
 Other accrued expenses                                                        4,284                   636              18,709
                                                                               -----                   ---              ------
 Total liabilities                                                         1,435,118               191,463           1,295,251
                                                                           ---------               -------           ---------
 Net assets applicable to outstanding shares                            $416,071,337          $115,266,576         $72,511,175
                                                                        ============          ============         ===========


                                  Represented by

 Shares of beneficial interest-- $.01 par value (Note 1)                $    769,354          $    217,807         $   131,896

 Additional paid-in capital                                              392,663,822           107,360,165          67,968,818
 Excess of distributions over net investment income                           (9,944)                 (193)             (1,809)
 Accumulated net realized gain (loss) (Note 6)                            (8,627,246)           (2,429,441)         (1,252,438)
 Unrealized appreciation (depreciation) on investments                    31,275,351            10,118,238           5,664,708
                                                                          ----------            ----------           ---------
 Total-- representing net assets applicable to outstanding shares       $416,071,337          $115,266,576         $72,511,175
                                                                        ============          ============         ===========
 Net assets applicable to outstanding shares:        Class A            $384,851,149          $105,474,105         $67,216,918

                                                     Class B            $ 31,220,188          $  9,792,471         $ 5,294,257
 Outstanding shares of beneficial interest:          Class A shares       71,162,182            19,930,456          12,226,579
                                                     Class B shares        5,773,171             1,850,285             962,990
 Net asset value per share:                          Class A            $       5.41          $       5.29         $      5.50
                                                     Class B            $       5.41          $       5.29         $      5.50

      See accompanying notes to financial statements.




      Financial statements


      Statements of operations
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      Year ended June 30, 1998




                                  Investment income

                                                                            California       Massachusetts         Michigan
                                                                            Tax-Exempt          Tax-Exempt       Tax-Exempt
                                                                                  Fund                Fund             Fund
 Income:

 Interest                                                                  $14,898,862        $4,563,906         $4,835,951
                                                                           -----------        ----------         ----------
 Expenses (Note 2):
 Investment management services fee                                          1,171,054           358,885            379,412
 Distribution fee-- Class B                                                     93,078            77,012             32,733
 Transfer agency fee                                                            86,402            41,563             36,152
 Incremental transfer agency fee-- Class B                                         425               359                169
 Service fee
      Class A                                                                  410,510           114,879            132,861
      Class B                                                                   21,377            17,851              7,488
 Administrative services fees and expenses                                     103,284            32,602             34,433
 Compensation of board members                                                   7,969             7,969              7,969
 Custodian fees                                                                 12,382             8,978             10,109
 Postage                                                                        13,144             5,096              2,877
 Registration fees                                                              23,479            20,748             29,630
 Reports to shareholders                                                         5,934             1,333              1,713
 Audit fees                                                                     17,000            15,500             15,500
 Other                                                                           1,402             1,541              2,652
                                                                                 -----             -----              -----
 Total expenses                                                              1,967,440           704,316            693,698
      Earnings credits on cash balances (Note 2)                               (44,461)          (14,381)           (11,169)
                                                                               -------           -------            -------
 Total net expenses                                                          1,922,979           689,935            682,529
                                                                             ---------           -------            -------
 Investment income (loss)-- net                                             12,975,883         3,873,971          4,153,422
                                                                            ----------         ---------          ---------


                      Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:

      Security transactions (Note 3)                                         1,700,201           222,121            (19,058)
      Financial futures contracts                                              225,838            55,279             58,859
                                                                               -------            ------             ------
 Net realized gain (loss) on investments                                     1,926,039           277,400             39,801
 Net change in unrealized appreciation (depreciation) on investments         3,558,638         1,722,338          1,755,887
                                                                             ---------         ---------          ---------
 Net gain (loss) on investments                                              5,484,677         1,999,738          1,795,688
                                                                             ---------         ---------          ---------
 Net increase (decrease) in net assets resulting from operations           $18,460,560        $5,873,709         $5,949,110
                                                                           ===========        ==========         ==========


      See accompanying notes to financial statements.





      Statements of operations
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      Year ended June 30, 1998




                                  Investment income

                                                                         Minnesota                New York                  Ohio
                                                                        Tax-Exempt              Tax-Exempt            Tax-Exempt
                                                                              Fund                    Fund                  Fund
 Income:

 Interest                                                              $25,781,427            $6,956,316              $4,322,643
                                                                       -----------            ----------              ----------
 Expenses (Note 2):
 Investment management services fee                                      1,872,006               545,320                 336,754
 Distribution fee-- Class B                                                196,995                65,703                  32,154
 Transfer agency fee                                                       200,779                57,772                  34,664
 Incremental transfer agency fee-- Class B                                   1,026                   347                     164
 Service fee
      Class A                                                              662,340               185,919                 117,144
      Class B                                                               45,785                15,223                   7,496
 Administrative services fees and expenses                                 160,057                48,804                  31,132
 Compensation of board members                                               8,379                 7,969                   7,969
 Custodian fees                                                             32,031                13,859                  12,349
 Postage                                                                    24,564                 5,596                   4,520
 Registration fees                                                          22,254                22,843                  24,783
 Reports to shareholders                                                     8,198                    --                   1,812
 Audit fees                                                                 18,000                17,000                  15,500
 Other                                                                       3,995                   288                   1,170
                                                                             -----                   ---                   -----
 Total expenses                                                          3,256,409               986,643                 627,611
      Earnings credits on cash balances (Note 2)                           (72,255)              (18,927)                (15,420)
                                                                           -------               -------                 -------
 Total net expenses                                                      3,184,154               967,716                 612,191
                                                                         ---------               -------                 -------
 Investment income (loss)-- net                                         22,597,273             5,988,600               3,710,452
                                                                        ----------             ---------               ---------


                  Realized and unrealized gain (loss) -- net

 Net realized gain (loss) on:

      Security transactions (Note 3)                                       665,616               336,317                 386,207
      Financial futures contracts                                          201,657               412,131                  55,279
                                                                           -------               -------                  ------
 Net realized gain (loss) on investments                                   867,273               748,448                 441,486
 Net change in unrealized appreciation (depreciation) on investments     7,572,218             2,313,952               1,193,891
                                                                         ---------             ---------               ---------
 Net gain (loss) on investments                                          8,439,491             3,062,400               1,635,377
                                                                         ---------             ---------               ---------
 Net increase (decrease) in net assets resulting from operations       $31,036,764            $9,051,000              $5,345,829
                                                                       ===========            ==========              ==========


      See accompanying notes to financial statements.



      Financial statements


      Statements of changes in net assets
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      Year ended June 30,




                                                                                      Operations and distributions

                                                                              1998          1997              1998          1997
                                                                                California                     Massachusetts
                                                                             Tax-Exempt Fund                  Tax-Exempt Fund

 Investment income (loss)-- net                                       $ 12,975,883   $ 13,603,961      $  3,873,971   $ 3,910,959

 Net realized gain (loss) on investments                                 1,926,039      1,428,855           277,400       244,141

 Net change in unrealized appreciation (depreciation) on investments     3,558,638      3,063,495         1,722,338     1,390,465
                                                                         ---------      ---------         ---------     ---------
 Net increase (decrease) in net assets resulting from operations        18,460,560     18,096,311         5,873,709     5,545,565
                                                                        ----------     ----------         ---------     ---------
 Distributions to shareholders from:
      Net investment income
         Class A                                                       (12,717,817)   (12,900,026)       (3,418,898)   (3,608,592)
         Class B                                                          (572,424)      (394,958)         (455,124)     (308,683)
      Net realized gain
         Class A                                                            (9,568)      (518,965)               --            --
         Class B                                                              (507)       (17,699)               --            --
                                                                              ----        -------          --------      --------
 Total distributions                                                   (13,300,316)   (13,831,648)       (3,874,022)   (3,917,275)
                                                                       -----------    -----------        ----------    ----------


                                  Share transactions (Note 4)

 Proceeds from sales

      Class A shares (Note 2)                                           27,263,050     19,424,292         9,567,532     6,908,468
      Class B shares                                                     5,637,162      4,411,205         5,760,628     3,032,071
 Reinvestment of distributions at net asset value
      Class A shares                                                     8,796,579      9,248,935         2,647,896     2,774,110
      Class B shares                                                       436,950        327,596           392,654       269,072
 Payments for redemptions
      Class A shares                                                   (33,740,758)   (34,815,979)      (13,778,211)  (12,428,315)
      Class B shares (Note 2)                                           (1,396,348)    (1,214,600)       (1,502,976)     (889,801)
                                                                        ----------     ----------        ----------      --------
 Increase (decrease) in net assets from share transactions               6,996,635     (2,618,551)        3,087,523      (334,395)
                                                                         ---------     ----------         ---------      --------
 Total increase (decrease) in net assets                                12,156,879      1,646,112         5,087,210     1,293,895
 Net assets at beginning of year                                       242,160,802    240,514,690        74,621,920    73,328,025
                                                                       -----------    -----------        ----------    ----------
 Net assets at end of year                                            $254,317,681   $242,160,802       $79,709,130   $74,621,920
                                                                      ============   ============       ===========   ===========
 Undistributed (excess of distributions over) net investment income   $        (55)  $    310,708       $       (51)  $        --


      See accompanying notes to financial statements.



      Statements of changes in net assets
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      Year ended June 30,




                                      Operations and distributions

                                                                            1998          1997              1998           1997
                                                                                 Michigan                        Minnesota
                                                                             Tax-Exempt Fund                  Tax-Exempt Fund

 Investment income (loss)-- net                                       $4,153,422    $4,357,220        $22,597,273    $23,303,678

 Net realized gain (loss) on investments                                  39,801       178,720            867,273      1,732,758

 Net change in unrealized appreciation (depreciation) on investments   1,755,887     1,046,406          7,572,218      6,062,416
                                                                       ---------     ---------          ---------      ---------
 Net increase (decrease) in net assets resulting from operations       5,949,110     5,582,346         31,036,764     31,098,852
                                                                       ---------     ---------         ----------     ----------
 Distributions to shareholders from:
      Net investment income
         Class A                                                      (3,959,928)   (4,220,612)       (21,338,695)   (22,346,136)
         Class B                                                        (194,070)     (145,774)        (1,277,193)      (975,607)
      Net realized gain
         Class A                                                              --       (19,158)                --             --
         Class B                                                              --          (747)                --             --
                                                                            ----          ----               ----           ----
 Total distributions                                                  (4,153,998)   (4,386,291)       (22,615,888)   (23,321,743)
                                                                      ----------    ----------        -----------    -----------


                                  Share transactions (Note 4)

 Proceeds from sales

      Class A shares (Note 2)                                          6,481,056     4,657,190         55,067,262     37,612,445
      Class B shares                                                   2,106,132     1,464,265         10,919,373      7,437,173
 Reinvestment of distributions at net asset value
      Class A shares                                                   2,829,652     3,050,415         16,634,462     17,393,622
      Class B shares                                                     153,120       108,932          1,015,306        781,646
 Payments for redemptions
      Class A shares                                                 (10,742,181)  (11,286,452)       (71,239,533)   (78,924,930)
      Class B shares (Note 2)                                           (849,531)     (582,299)        (3,414,186)    (2,465,251)
                                                                        --------      --------         ----------     ----------
 Increase (decrease) in net assets from share transactions               (21,752)   (2,587,949)         8,982,684    (18,165,295)
                                                                         -------    ----------          ---------    -----------
 Total increase (decrease) in net assets                               1,773,360    (1,391,894)        17,403,560    (10,388,186)
 Net assets at beginning of year                                      80,281,004    81,672,898        398,667,777    409,055,963
                                                                      ----------    ----------        -----------    -----------
 Net assets at end of year                                           $82,054,364   $80,281,004       $416,071,337   $398,667,777
                                                                     ===========   ===========       ============   ============
 Undistributed (excess of distributions over) net investment income  $        --   $       479       $     (9,944)  $      9,570
                                                                     -----------   -----------       ------------   ------------


      See accompanying notes to financial statements.




      Financial statements


      Statements of changes in net assets
      IDS California Tax-Exempt Trust
      IDS Special Tax-Exempt Series Trust
      Year ended June 30,




                                       Operations and distributions

                                                                              1998            1997           1998           1997
                                                                                    New York                         Ohio
                                                                                 Tax-Exempt Fund               Tax-Exempt Fund

 Investment income (loss)-- net                                         $5,988,600      $6,530,033      $3,710,452     $3,889,654

 Net realized gain (loss) on investments                                   748,448       1,161,146         441,486        470,175

 Net change in unrealized appreciation (depreciation) on investments     2,313,952         939,832       1,193,891        744,941
                                                                         ---------         -------       ---------        -------
 Net increase (decrease) in net assets resulting from operations         9,051,000       8,631,011       5,345,829      5,104,770
                                                                         ---------       ---------       ---------      ---------
 Distributions to shareholders from:
      Net investment income
         Class A                                                        (5,597,877)     (6,237,111)     (3,541,325)    (3,739,886)
         Class B                                                          (391,627)       (294,055)       (193,178)      (129,674)
      Net realized gain
         Class A                                                                --              --              --         (7,128)
         Class B                                                                --              --              --           (297)
                                                                              ----            ----            ----           ----
 Total distributions                                                    (5,989,504)     (6,531,166)     (3,734,503)    (3,876,985)
                                                                        ----------      ----------      ----------     ----------


                                  Share transactions (Note 4)

 Proceeds from sales

      Class A shares (Note 2)                                           13,077,412      11,232,398       6,692,901      5,210,610
      Class B shares                                                     3,058,971       3,038,506       1,943,456      1,817,909
 Reinvestment of distributions at net asset value
      Class A shares                                                     4,046,559       4,709,717       2,702,866      2,867,182
      Class B shares                                                       331,272         250,963         143,123         98,384
 Payments for redemptions
      Class A shares                                                   (22,106,362)    (25,606,182)    (10,309,437)   (14,289,613)
      Class B shares (Note 2)                                           (1,358,542)       (800,957)       (415,851)      (607,746)
                                                                        ----------        --------        --------       --------
 Increase (decrease) in net assets from share transactions              (2,950,690)     (7,175,555)        757,058     (4,903,274)
                                                                        ----------      ----------         -------     ----------
 Total increase (decrease) in net assets                                   110,806      (5,075,710)      2,368,384     (3,675,489)
 Net assets at beginning of year                                       115,155,770     120,231,480      70,142,791     73,818,280
                                                                       -----------     -----------      ----------     ----------
 Net assets at end of year                                            $115,266,576    $115,155,770     $72,511,175    $70,142,791
                                                                      ============    ============     ===========    ===========
 Undistributed (excess of distributions over) net investment income   $       (193)   $        711     $    (1,809)   $    22,242
                                                                      ------------    ------------     -----------    -----------


      See accompanying notes to financial statements.

      Notes to financial statements


      IDS California Tax-Exempt Trust
      IDSSpecial Tax-Exempt Series Trust


  1

Summary of significant
accounting policies



      IDS California Tax-Exempt Trust and IDS Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. IDS California Tax-Exempt Trust includes only IDS California Tax-Exempt Fund. IDS Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including IDS Massachusetts Tax-Exempt Fund, IDS Michigan Tax-Exempt Fund, IDS Minnesota Tax-Exempt Fund, IDS New York Tax-Exempt Fund, IDS Ohio Tax-Exempt Fund and IDS Insured Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

      Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds, excluding IDS Insured Tax-Exempt Fund, concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

      Each Fund offers Class A and Class B shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      The significant accounting policies followed by the Funds are summarized as follows:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Funds may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Funds may be required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.



      Federal income taxes

      Since  each Fund  intends  to comply  with all  sections  of the  Internal
      Revenue  Code  applicable  to  regulated   investment   companies  and  to
      distribute  all of its taxable  income to  shareholders,  no provision for income or excise  taxes is  required.  Each Fund is  treated as a separate entity for federal income tax purposes.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

      On the  statement  of assets  and  liabilities,  as a result of  permanent
      book-to-tax   differences,   accumulated  net  realized  gain  (loss)  and
      undistributed  net  investment  income  have been  increased  (decreased), resulting  in  net  reclassification  adjustments  to  additional  paid-in capital by the following:

                                                      California  Massachusetts     Michigan    Minnesota    New York         Ohio
                                                      Tax-Exempt     Tax-Exempt   Tax-Exempt   Tax-Exempt  Tax-Exempt   Tax-Exempt
                                                            Fund           Fund         Fund         Fund        Fund         Fund


      Undistributed net investment income                  $3,595            $--         $97        $(899)         $--          $--
      Accumulated net realized gain (loss)                 (3,595)            --         (97)         899           --           --


      Additional paid-in capital increase (decrease)       $   --            $--          $--       $  --          $--          $--



      Dividends to shareholders

      Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend at the end of the calendar year.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.


  2

Expenses and
sales charges


      Effective March 20, 1995, each Fund entered into an agreement with American Express Financial Corporation (AEFC) for managing its portfolio and providing administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

      Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

      o Class A $15.50

      o Class B $16.50

      Also effective March 20, 1995, each Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, each Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, each Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of each Fund's average daily net assets attributable to Class A and Class B shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing the Funds' shares for the year ended June 30, 1998, are as follows:

        Fund                       Class A         Class B

        IDS California             $574,736        $15,661
        IDS Massachusetts           291,838         27,503
        IDS Michigan                156,901          8,331
        IDS Minnesota               953,988         42,207
        IDS New York                268,715         19,881
        IDS Ohio                    113,275          1,995


      During the year ended June 30, 1998, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

        Fund                                               Reduction

        IDS California                                       $44,461
        IDS Massachusetts                                     14,381
        IDS Michigan                                          11,169
        IDS Minnesota                                         72,255
        IDS New York                                          18,927
        IDS Ohio                                              15,420


  3

Securities
transactions


      For the year ended June 30, 1998, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

        Fund                                Purchases              Proceeds
        IDS California                    $41,746,601           $36,765,691
        IDS Massachusetts                  10,072,961             6,401,324
        IDS Michigan                        8,819,522             8,284,077
        IDS Minnesota                      42,728,992            33,009,649
        IDS New York                       10,786,281            15,136,097
        IDS Ohio                            9,021,086             7,168,670

      Net realized gains and losses on investment sales are determined on an identified cost basis.



  4

Capital share
transactions


      Transactions in shares of each Fund for the years indicated are as follows:


                                                   California Tax-Exempt Fund

                                                    Year ended June 30, 1998
                                                  Class A              Class B


      Sold                                      5,116,223            1,058,071

      Issued for reinvested distributions       1,651,772               82,051

      Redeemed                                 (6,331,307)            (262,162)


      Net increase (decrease)                     436,688              877,960


                                                    Year ended June 30, 1997
                                                  Class A              Class B


      Sold                                      3,727,951              847,908

      Issued for reinvested distributions       1,775,984               62,918

      Redeemed                                 (6,684,505)            (234,000)


      Net increase (decrease)                  (1,180,570)             676,826

                                            Massachusetts Tax-Exempt Fund

                                                Year ended June 30, 1998
                                              Class A             Class B


      Sold                                  1,728,151           1,040,229

      Issued for reinvested distributions     479,241              71,032

      Redeemed                             (2,493,940)           (271,030)


      Net increase (decrease)                (286,548)            840,231


                                               Year ended June 30, 1997
                                              Class A             Class B


      Sold                                  1,287,516             564,106

      Issued for reinvested distributions     517,304              50,175

      Redeemed                             (2,316,120)           (166,069)


      Net increase (decrease)                (511,300)            448,212



                                                  Michigan Tax-Exempt Fund

                                                  Year ended June 30, 1998
                                                 Class A            Class B


      Sold                                     1,170,022            380,067

      Issued for reinvested distributions        511,164             27,650

      Redeemed                                (1,941,314)          (153,133)


      Net increase (decrease)                   (260,128)           254,584


                                                  Year ended June 30, 1997
                                                 Class A            Class B


      Sold                                       859,824            270,029

      Issued for reinvested distributions        563,716             20,129

      Redeemed                                (2,086,380)          (107,455)


      Net increase (decrease)                   (662,840)           182,703

                                                   Minnesota Tax-Exempt Fund

                                                   Year ended June 30, 1998
                                                 Class A              Class B


      Sold                                    10,219,416            2,026,791

      Issued for reinvested distributions      3,090,353              188,593

      Redeemed                               (13,225,380)            (633,606)


      Net increase (decrease)                     84,389            1,581,778


                                                    Year ended June 30, 1997
                                                 Class A              Class B


      Sold                                     7,159,020            1,414,781

      Issued for reinvested distributions      3,311,994              148,821

      Redeemed                               (15,031,003)            (469,087)


      Net increase (decrease)                 (4,559,989)           1,094,515



                                                   New York Tax-Exempt Fund

                                                   Year ended June 30, 1998
                                                 Class A               Class B


      Sold                                     2,476,927               580,183

      Issued for reinvested distributions        768,096                62,867

      Redeemed                                (4,193,469)             (257,849)


      Net increase (decrease)                   (948,446)              385,201


                                                   Year ended June 30, 1997
                                                 Class A               Class B


      Sold                                     2,196,024               593,838

      Issued for reinvested distributions        921,975                49,118

      Redeemed                                (5,008,087)             (156,652)


      Net increase (decrease)                 (1,890,088)              486,304

                                                     Ohio Tax-Exempt Fund

                                                   Year ended June 30, 1998
                                                  Class A           Class B


      Sold                                      1,224,084           354,262

      Issued for reinvested distributions         493,970            26,147

      Redeemed                                 (1,882,921)          (75,894)


      Net increase (decrease)                    (164,867)          304,515


                                                  Year ended June 30, 1997
                                                  Class A           Class B


      Sold                                        974,586           339,467

      Issued for reinvested distributions         537,160            18,433

      Redeemed                                 (2,679,134)         (113,803)


      Net increase (decrease)                  (1,167,388)          244,097




  5

Interest rate
futures contracts


      Investments in securities at June 30, 1998, included securities that were valued and pledged as collateral to cover initial margin deposits, (see "Summary of significant accounting policies") as follows:
                                                                    Open
                                        Market                  purchase
        Fund                             value                 contracts
        IDS California              $3,051,650                        50

        IDS Massachusetts            1,561,720                        15
        IDS Michigan                 2,172,937                        15
        IDS Minnesota                6,574,000                        40
        IDS New York                 3,358,733                        40
        IDS Ohio                     2,169,805                        15

      The market value of the open purchase contracts at June 30, 1998, was as follows:
                                                                     Net
                                        Market                unrealized
        Fund                             value               gain (loss)
        IDS California              $6,223,438                   $42,187

        IDS Massachusetts            1,867,031                    12,656
        IDS Michigan                 1,867,031                    12,656
        IDS Minnesota                4,978,750                    33,750
        IDS New York                 4,978,750                    33,750
        IDS Ohio                     1,867,031                    12,656

      The Funds maintain, in a segregated account with its custodian, advanced refunded bonds with at least a market value equal to the value of these open long futures contracts. Advanced refunded bonds are highly liquid, usually covered by government securities, which will be refunded at the bond's first call date.

  6

Capital loss
carryover

      For federal income tax purposes, capital loss carryovers were as follows at June 30, 1998:

                                                              Expiration
        Fund                         Carryover                      date
        IDS California                   $364,073                   2006

        IDS Massachusetts                   15,918                  2005
        IDS Michigan                       206,533                  2007
        IDS Minnesota                     419,215            2005 - 2007
        IDS New York                     1,329,019                  2005
        IDS Ohio                          166,361                   2005

      It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carryover has been offset or expires.


  7

Financial highlights


      "Financial highlights" showing per share data and selected information are presented on pages 8-19 of the prospectus.

      Investments in securities


      IDS California Tax-Exempt Fund
      June 30, 1998

                                                                             (Percentages represent value of
                                                                          investments compared to net assets)

 Municipal bonds (97.0%)


Name of issuer                                                    Coupon           Principal           Value(a)
and title of issue (b,c,d)                                          rate             amount

 ABAG Financial Authority for Nonprofit Corporations
    Certificate of Participation International School
    Series 1996
       05-01-26                                                   7.375%         $2,200,000         $2,295,304
 Anaheim Public Finance Authority Revenue Bonds
    Electric Utilities San Juan Series 2 (FGIC Insured)
       10-01-22                                                   5.75           11,100,000         11,603,496
 Brea Redevelopment Agency Tax Allocation Refunding Bonds
    Redevelopment Project AB (MBIA Insured)
       08-01-17                                                   5.50            1,800,000          1,843,362
 Burbank Redevelopment Agency Tax Allocation Bonds
    Golden State Series 1993A
       12-01-23                                                   6.00            2,000,000          2,092,340
 Calleguas-Las Virgines Public Finance Authority
    Refunding Revenue Bonds
    Las Virgines Municipal Water District (FSA Inusred)
       11-01-23                                                   5.00            1,000,000            976,070
 Chapman College Educational Facilities Authority
    Revenue Bonds Series 1991B
       01-01-18                                                   7.50              500,000            550,340
 Clearlake Redevelopment Agency
    Highlands Park Community Development
    Tax Allocation Bonds Series 1993
       10-01-23                                                   6.40            1,420,000          1,505,015
 Corona Community Facilities District  90-1
    Special Tax Refunding Bonds Series 1998A (MBIA Insured)
       09-01-20                                                   4.70            7,905,000          7,447,459
 Eastern Municipal Water District Riverside County
    Water & Sewer Pre-refunded Revenue
    Certificates of Participation Series 1991 (FGIC Insured)
       07-01-20                                                   6.50            3,000,000          3,270,660
 Eastern Municipal Water District Riverside County
    Water & Sewer Revenue Certificates of Participation
    Series 1991
       07-01-23                                                   6.00            1,000,000          1,074,110
 El Centro Financial Authority Water & Wastewater
    Revenue Bonds Series 1997A (AMBAC Insured)
       10-01-27                                                   5.125           1,200,000          1,184,676
 Encinitas Unified School District
    Unlimited General Obligation Bonds
    Zero Coupon Series 1996 (MBIA Insured)
       08-01-15                                                   5.85            2,500,000(g)       1,052,150
       08-01-16                                                   5.85            1,000,000(g)         397,260
 Fontana Redevelopment Agency
    Refunding Certificate of Participation
    Police Facility Series 1993
       04-01-16                                                   5.625           4,500,000          4,627,980
 Fontana Unified School District
    San Bernardino County General Obligation
    Convertible Capital Appreciation Bonds
    Series 1995C (FGIC Insured)
       05-01-20                                                   6.15            3,470,000          3,836,224
 Fontana Unified School District
    Unlimited Tax General Obligation Bonds
    Zero Coupon Series D (FGIC Insured)
       05-01-22                                                   6.28            2,000,000(i)       1,940,320

 Foothill/Eastern Transportation Corridor Agency Toll Road
    Senior Lien Revenue Bonds Series 1995A
       01-01-34                                                   6.00            1,775,000          1,879,086
 Garden Grove Agency Community Development
    Tax Allocation Refunding Bonds

    Garden Grove Community
       10-01-23                                                   5.875           3,000,000          3,095,190
 Garden Grove Certificate of Participation
    Bahia Village/Emerald Isle
    (FSA Insured)
       08-01-23                                                   5.70            2,660,000          2,771,427
 Huntington Beach Certificate of Participation Revenue Bonds
    Civic Center Refinancing (AMBAC Insured)
       08-01-16                                                   5.50            1,715,000          1,749,917
 Irwindale Redevelopment Agency Sub Lien
    Tax Allocation Bonds Series 1996
       12-01-19                                                   7.00            1,700,000          1,884,977
 Janesville Union School District
    Lassen County General Obligation Bonds
    Series 1996
       08-01-21                                                   6.45              875,000            929,591
 Lake Elsinore Public Financing Authority
    Local Agency Revenue Bonds Series 1997F
       09-01-20                                                   7.10            3,000,000          3,233,100
 Lake Elsinore School Financing Authority
    Revenue Bonds Series 1997
       09-01-19                                                   6.125           1,235,000          1,305,247
 Los Angeles Convention & Exhibition Center
    Pre-refunded Certificate of Participation
    Series 1989A
       08-15-09                                                   7.30            1,000,000          1,054,420
       08-15-18                                                   7.375           2,900,000(e)       3,060,196
       08-15-20                                                   7.00            5,000,000          5,255,750
 Los Angeles County Transportation Commission
    Sales Tax Pre-refunded Revenue Bonds
    Series 1988A
       07-01-08                                                   7.875             500,000            510,055
 Los Angeles County Transportation Commission
    Sales Tax Refunding Revenue Bonds
    Series 1989A
       07-01-15                                                   7.40            2,000,000          2,105,240
 Los Angeles County Transportation Commission
    Sales Tax Refunding Revenue Bonds Series A
       07-01-19                                                   7.00            4,150,000          4,360,654
 Los Angeles Department of Airports Revenue Bonds
    Los Angeles International Airport Series D
    (FGIC Insured) A.M.T.
       05-15-15                                                   5.50            1,000,000          1,029,640
 Los Angeles Department of Water & Power
    Waterworks Refunding Revenue Bonds
    Series 2 (Secondary FGIC Insured)
       05-15-18                                                   4.50            3,000,000          2,741,580
 Los Angeles Mutli-family Housing Revenue Bonds
    Park Parthenia Series 1986A
    (GNMA Insured) A.M.T.
       01-20-22                                                   7.40            1,000,000          1,027,850

 LosAngeles Single Family Home Mortgage  Revenue Bonds Series 1991A (GNMA & FNMA
    Insured) A.M.T.
       06-01-25                                                   6.875             770,000            811,395
 Los Angeles State Harbor Revenue Bonds
    Escrowed to Maturity
       10-01-18                                                   7.60            1,000,000          1,276,420
 Los Angeles State Harbor Revenue Bonds
    Series 1996B (MBIA Insured) A.M.T.
       11-01-19                                                   5.375           2,000,000          2,022,780
       11-01-23                                                   5.375           1,300,000          1,316,874
 Los Angeles Wastewater System
    Refunding Revenue Bonds Series D (FGIC Insured)
       11-01-17                                                   4.70            1,000,000            946,890
 Los Angeles Water & Power
    Electric Plant Revenue Bonds Series 1990
       05-15-30                                                   7.125           6,500,000          6,981,845
 Millbrae Residential Facility Revenue Bonds
    Magnolia of Millbrae Series 1997A A.M.T.
       09-01-27                                                   7.375           2,500,000          2,592,200
 Modesto Irrigation District Finance Authority
    Refunding Revenue Bonds Domestic Water
    Series 1998D (AMBAC Insured)
       09-01-22                                                   4.75            2,000,000          1,887,340
 Mount Diablo Hospital District Hospital
    Pre-refunded Revenue Bonds
    Series 1990A (AMBAC Insured)
       12-01-17                                                   7.00            3,000,000          3,268,950
 North City West Community School Facility
    Authority Special Tax Refunding Revenue Bonds
    Series 1995B (CGIC Insured)
       09-01-15                                                   5.75            1,000,000          1,069,840
 Northern California Public Power Authority Power

    Pre-refunded Revenue Bonds Hydroelectric
    3rd Series 1986B
       07-01-24                                                   8.00            2,000,000          2,000,240
 Northern California Public Power Authority Power
    Pre-refunded Revenue Bonds Hydroelectric  1
    1st Series 1986B
       07-01-24                                                   8.00            2,100,000          2,100,252
 Northern California Transmission Agency
    California-Oregon Transmission
    Pre-refunded Revenue Bonds
       05-01-24                                                   7.00            2,000,000          2,139,960
 Northern California Transmission Select Auction
    Variable Rate Security & Residual Interest Revenue Bonds
    Inverse Floater (MBIA Insured)
       04-29-24                                                   5.50            4,500,000(h)       4,638,195
 Novato Community Facility District  1 Vintage Oaks
    Public Improvement Special Tax Refunding Bonds
       08-01-21                                                   7.25            2,000,000          2,189,060
 Orange County Special Tax Community Facilities Bonds
    Aliso Veijo District 88-1 Series 1992A
       08-15-18                                                   7.35            3,000,000          3,425,730
 Pleasanton Joint Powers Financing Authority Reassessment
    Revenue Bonds Series 1993A
       09-02-12                                                   6.15            1,790,000          1,922,263

 Port of Oakland Refunding Revenue Bonds
    Series 1997G (MBIA Insured) A.M.T.
       11-01-25                                                   5.375           3,080,000          3,117,607
 Rancho Cucamonga Redevelopment Agency
    Allocation Pre-refunded Bonds Series 1990
    (MBIA Insured)
       09-01-19                                                   7.125           3,540,000          3,747,763
 Rancho Mirage Joint Powers Finance Authority
    Certificate of Participation Eisenhower Memorial Hospital
       03-01-22                                                   7.00            4,250,000          4,739,940
 Redding Redevelopment Agency Tax Allocation
    Refunding Bonds Canby Hilltop Cypress
    Series D (CGIC Insured)
       09-01-23                                                   5.00            4,700,000          4,581,419
 Redwood City Elementary School District Capital
    Appreciation General Obligation Bonds
    San Mateo County Zero Coupon
    Series 1997 (FGIC Insured)
       08-01-20                                                   5.65            5,475,000(g)       1,754,354
 Richmond Elementary School District
    Lassen County General Obligation Bonds
    Series 1996
       08-01-21                                                   6.50              649,000            706,800
 Richmond Joint Powers Financing Authority
    Leases and Gas Tax Refunding Revenue Bonds
    Series 1995A
       05-15-13                                                   5.25            2,000,000          2,033,800
 Richmond Redevelopment Agency Tax Allocation
    Refunding Bonds Harbour Redevelopment
    Series 1998A (MBIA Insured)
       07-01-23                                                   4.75            2,000,000          1,885,540
 Rural Home Mortgage  Financing  Authority  Single Family Mortgage Revenue Bonds
    3rd Series 1997A (GNMA Insured) A.M.T.
       09-01-29                                                   6.25            1,500,000          1,696,995
 Sacramento Cogeneration Authority
    Revenue Bonds
    Procter & Gamble Series 1995
       07-01-10                                                   6.375           1,000,000          1,101,420
 Sacramento County Certificate of Participation
    (AMBAC Insured)
       10-01-17                                                   4.75            3,000,000          2,857,830
 Sacramento Municipal Utility District Pre-refunded Bonds
    Series V
       08-15-18                                                   7.50            2,775,000          2,788,237
 Sacramento Municipal Utility District Pre-refunded Bonds
    Series W
       08-15-18                                                   7.50            1,980,000          1,989,445
 Sacramento Municipal Utility District Pre-refunded Bonds
    Series Y (MBIA Insured)
       09-01-19                                                   6.75            3,400,000          3,744,046
 Sacramento Power Authority Cogeneration
    Revenue Bonds Campbell Soup Series 1995
       07-01-22                                                   6.00            1,000,000          1,054,600
 San Diego Community Facilities District  1
    Special Tax Refunding Bonds
    Series 1998 (MBIA Insured)
       09-01-20                                                   4.75            2,000,000          1,897,380

 San Diego County Capital Asset Lease

    Certificate of Participation
    Series 1993 Inverse Floater (AMBAC Insured)
       09-01-07                                                   6.92            3,200,000(h)       3,736,000
 San Diego Regional Transportation Commission Sales Tax
    Pre-refunded Revenue Bonds Limited Tax Series 1989A
       04-01-08                                                   6.25            5,030,000          5,128,890
 San Francisco City & County Airport Commission
    International Airport Revenue Bonds Issue 15B
    2nd Series 1998 (MBIA Insured)
       05-01-20                                                   4.90            2,000,000          1,939,860
 San Joaquin County Certificate of Participation
    Jail & Sheriff's Operation Center (MBIA Insured)
       11-15-15                                                   6.75            2,000,000          2,120,720
 San Joaquin County Pre-refunded Certificate of Participation
    Human Services Facility Series 1989 (BIG Insured)
       05-15-09                                                   6.70            3,500,000          3,660,755
 San Jose Redevelopment Agency Merged Area
    Redevelopment Tax Allocation Bonds
    Series 1993 (MBIA Insured)
       08-01-24                                                   4.75            3,055,000          2,872,219
 San Jose Redevelopment Agency Merged Area
    Tax Allocation Bonds Series 1993 Inverse Floater
    (MBIA Insured)
       08-01-14                                                   6.96            3,000,000(h)       3,172,500
 San Ysidro School District General Obligation Bonds
    San Diego County Series 1997 (AMBAC Insured)
       08-01-21                                                   6.125           1,000,000          1,135,670
 Santa Clara County Mountain View
    Los Altos Union High School District Unlimited Tax
    General Obligation Bonds Series A
       08-01-15                                                   5.75            1,200,000          1,276,740
 Santa Cruz Certificate of Participation
       08-01-07                                                   8.375           1,140,000          1,166,995
 Sierra Madre Finance Authority Water & Sewer
    Refunding Revenue Bonds Series 1998A (MBIA Insured)
       11-01-18                                                   5.00            2,010,000          1,962,222
 South Tahoe Joint Powers Financing Authority
    Refunding Revenue Bonds Series 1995B
       10-01-20                                                   6.25            2,700,000          2,887,461
 Southern California Home Financing Authority
    Single Family Mortgage Revenue Bonds 1990B
    (GNMA Insured) A.M.T.
       03-01-24                                                   7.75              530,000            557,528
 Southern California Public Power Authority Transmission
    Special Bonds
       07-01-12                                                   6.00            2,700,000          2,897,559
 State Department Water Resource
    Water Systems Revenue Bonds Center Valley
    Series 1995O
       12-01-18                                                   4.75            2,000,000          1,909,300
 State Department Water Resource Water System
    Revenue Bonds Central Valley Series L
       12-01-23                                                   5.50            3,000,000          3,063,210
 State Education Facility Authority
    Revenue Bonds Ponoma College
       02-15-17                                                   6.00            3,000,000          3,178,080

 State Education Facility Authority
    Revenue Bonds Series 1997B
       04-01-21                                                   6.30            1,000,000          1,079,360
 State Health Facility Finance Authority
    Pre-refunded Revenue Bonds
    St. Joseph Health System Series 1989A
       07-01-14                                                   6.90            3,500,000          3,675,945
 State Housing Finance Agency Home Mortgage
    Revenue Bonds Series 1986B
       08-01-16                                                   6.90            1,770,000          1,793,453
 State Pollution Control Finance Authority Pollution Control
    Revenue Bonds Southern California Edison
    Series 1988A A.M.T.
       09-01-06                                                   6.90            2,000,000          2,101,140
 State Public Works Board California Community
    Colleges Lease Revenue Bonds Series 1994B
       03-01-19                                                   7.00            2,000,000          2,315,760
 State Public Works Board Lease Revenue Bonds
    Department of Correction Substance Abuse Treatment
    Facility & State Prison at Corcoran Series 1996A (AMBAC Insured)
       01-01-21                                                   5.25            1,870,000          1,872,300
 State Public Works Board University of California Lease
    Pre-refunded Revenue Bonds Series 1990A
       09-01-15                                                   7.00            2,250,000          2,438,078
 State University Refunding Revenue Bonds
    Series C (AMBAC Insured)
       09-01-23                                                   5.00            2,000,000          1,949,540

 State Unlimited Tax General Obligation Bonds
    (Secondary FGIC Insured)
       09-01-23                                                   4.75            1,325,000(e)       1,247,050
 State Unlimited Tax General Obligation Refunding Bonds
       02-01-21                                                   5.00            3,000,000          2,936,280
 Statewide Community Development Authority
    Revenue Certificate of Participation
    St. Joseph Health System Group
       07-01-15                                                   6.50            5,500,000          6,235,075
 Statewide Community Development Authority Health Facilities
    Unihealth America Certificate of Participation
    Series 1993 Inverse Floater (AMBAC Insured)
       10-01-11                                                   7.16            5,000,000(h)       5,881,250
 Stockton Single Family Mortgage Revenue Bonds
    Series 1990A (GNMA Insured) A.M.T.
       02-01-23                                                   7.50              110,000            119,390
 University of Southern California Educational
    Facilities Authority Pre-refunded Revenue Bonds
    Series 1989B
       10-01-15                                                   6.75            5,000,000          5,259,850
 Upland Certificate of Participation Water System
    Refunding Bonds (FGIC Insured)
       08-01-16                                                   6.60            1,000,000          1,093,820


 Total municipal bonds
 (Cost: $224,098,705)                                                                            $246,642,096


 Short-term securities (1.8%)

Issuer (c,d,f)                                                  Effective           Amount             Value(a)
                                                                    yield       payable at
                                                                                  maturity

 Irvine Ranch Water District
    Bank of America Series 1993 V.R.
       04-01-33                                                   3.30%           $400,000            $400,000
 Orange County Improvement Bonds
    District  88 V.R.
       09-02-18                                                   3.50           1,100,000           1,100,000
 Statewide Community Development Authority
    Certificates of Participation V.R.
       08-15-27                                                   3.55           1,800,000           1,800,000
 Statewide Community Development Authority
    Certificates of Participation
    Northern California Retirement Officers V.R.
       06-01-26                                                   3.25             200,000             200,000
 State Health Facilities
    St. Joseph Health System Series 1991B V.R.
       07-01-09                                                   3.25             500,000             500,000
 State Health Facilities Finance Authority
    Revenue Bonds Sutter Health Series 1996B V.R.
    (AMBAC Insured)
       03-01-12                                                   3.25             100,000             100,000
 State Health Facilities Finance Authority
    Revenue Bonds Sutter Health
    Series B V.R. (AMBAC Insured)
       03-01-20                                                   3.25             200,000             200,000
 State Pollution Control Finance Authority
    Pollution Control Revenue Bonds (Shell Oil Company)
    Series 1991B V.R.
       10-01-11                                                   3.25             400,000             400,000

 Total short-term securities
 (Cost: $4,700,000)                                                                                 $4,700,000


 Total investments in securities
 (Cost: $228,798,705)(j)                                                                         $251,342,096



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements. (b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                          (Unaudited)
Rating                       6-30-98                    6-30-97


AAA                              68%                        61%
AA                               14                         19
A                                 6                          9
BBB                               7                          8
BB and below                      5                          3
Non-rated                        --                         --

Total                           100%                       100%



(c) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA       --    ACA Financial Guaranty Corporation
AMBAC     --    American Municipal Bond Association Corporation
BIG       --    Bond Investors Guarantee
CGIC      --    Capital Guaranty Insurance Company
FGIC      --    Financial Guarantee Insurance Corporation
FHA       --    Federal Housing Authority
FNMA      --    Federal National Mortgage Association
FSA       --    Financial Security Assurance
GNMA      --    Government National Mortgage Association
MBIA      --    Municipal Bond Investors Assurance

(d) The following abbreviations may be used in the portfolio descriptions:

A.M.T.     --    Alternative Minimum Tax -- As of June 30, 1998, the value of securities subject to alternative minimum tax represented 6.4%
                 of net assets.
B.A.N.     --    Bond Anticipation Note
C.P.       --    Commercial Paper
R.A.N.     --    Revenue Anticipation Note
T.A.N.     --    Tax Anticipation Note
T.R.A.N.   --    Tax & Revenue Anticipation Note
V.R.       --    Variable Rate
V.R.D.B.   --    Variable Rate Demand Bond
V.R.D.N.   --    Variable Rate Demand Note

(e) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                  Notional amount

Purchase contracts
Municipal Bonds Sept. 1998                             $5,000,000

(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1998.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline
(increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 1998. Inverse floaters in the aggregate represent 6.9% of the Fund's net assets as of June 30, 1998.

(i) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(j) At June 30, 1998, the cost of securities for federal income tax purposes was $228,451,574 and the gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation ..........................................$22,945,131
Unrealized depreciation ..............................................(54,609)

Net unrealized appreciation...................................... $22,890,522


      Investments in securities


      IDS Massachusetts Tax-Exempt Fund
      June 30, 1998

                                                                          (Percentages represent value of
                                                                       investments compared to net assets)


 Municipal bonds (98.2%)


Name of issuer                                                    Coupon           Principal           Value(a)
and title of issue (b,c,d)                                          rate             amount

 Bay Transit Authority Series B (Secondary CGIC Insured)
       03-01-21                                                   5.50%            $500,000           $510,260
 Bay Transportation Authority General Transportation System
    Refunding Bonds Series 1992B
       03-01-16                                                   6.20            1,500,000          1,719,015
 Boston City Hospital Pre-refunded Revenue Bonds
    Series A (FHA Insured)
       02-15-21                                                   7.625           1,000,000          1,088,800
 Boston City Hospital Refunding Revenue Bonds
    Series B (FHA Insured)
       02-15-23                                                   5.75            3,000,000(f)       3,081,600
 Boston General Obligation Bonds
    Series 1991A (MBIA Insured)
       07-01-11                                                   6.75              500,000            547,570
 Boston General Obligation Refunding Bonds
    Series 1993A (AMBAC Insured)
       02-01-09                                                   5.65            1,500,000(f)       1,603,560
 Boston Industrial Development Financing Authority
    Revenue Bonds Massachusetts College of Pharmacy
    Series 1993A (Connie Lee Insured)
       10-01-26                                                   5.25            1,000,000          1,000,580
 Boston Water & Sewer Commission
    General Pre-refunded Revenue Bonds
    Senior Series 1991A (FGIC Insured)
       11-01-18                                                   7.00            1,000,000          1,109,940
 Boston Water & Sewer Commission

    General Subordinate Revenue Bonds
    Series A (MBIA Insured)
       11-01-08                                                   6.00              500,000            503,795
 Commonwealth General Obligation Consolidated Loan
    Pre-refunded Bonds
    Series 1990A (FGIC Insured)
       03-01-09                                                   7.25              500,000            536,700
 Haverhill City Unlimited Tax General Obligation Bonds
    Series 1997 (FGIC Insured)
       06-15-17                                                   5.00            1,000,000            986,720
 Health & Educational Facilities Authority
    Pre-refunded Bonds Northeastern University
    Series 1989C (AMBAC Insured)
       10-01-06                                                   7.10            1,000,000          1,058,620
 Health & Educational Facilities Authority
    Pre-refunded Bonds Northeastern University
    Series E (MBIA Insured)
       10-01-22                                                   6.55            1,000,000          1,100,740
 Health & Educational Facilities Authority
    Pre-refunded Revenue Bonds
    Beverly Hospital Series D (MBIA Insured)
       07-01-19                                                   7.30              400,000            422,004
 Health & Educational Facilities Authority
    Pre-refunded Revenue Bonds
    Stonehill College Series 1990D (AMBAC Insured)
       07-01-20                                                   7.70            1,000,000          1,091,450
 Health & Educational Facilities Authority
    Pre-refunded Revenue Bonds
    Wentworth Institute of Technology
       04-01-10                                                   7.40              750,000            808,680

 Health & Educational Facilities Authority
    Refunding Revenue Bonds
    Beth Israel Hospital Series 1989E
       07-01-09                                                   7.00              300,000            314,223
       07-01-14                                                   7.00              250,000            261,802
 Health & Educational Facilities Authority
    Revenue Bonds Berkshire Health Systems
    Series A (MBIA Insured)
       10-01-08                                                   7.50              500,000            514,790
 Health & Educational Facilities Authority
    Revenue Bonds Berkshire Health Systems
    Series C
       10-01-11                                                   5.90            1,000,000          1,042,160
 Health & Educational Facilities Authority
    Revenue Bonds Boston College
    Series J (FGIC Insured)
       07-01-21                                                   6.625           2,000,000          2,167,240
 Health & Educational Facilities Authority
    Revenue Bonds Brigham & Women's Hospital
    Series 1991D
       07-01-24                                                   6.75            1,000,000          1,094,250
 Health & Educational Facilities Authority
    Revenue Bonds Brigham & Women's Hospital
    Series C
       06-01-21                                                   6.75              500,000            523,620
 Health & Educational Facilities Authority
    Revenue Bonds Cape Cod Health System
    Series A (Connie Lee Insured)
       11-15-21                                                   5.25            2,500,000          2,501,350
 Health & Educational Facilities Authority
    Revenue Bonds Charlton Memorial Hospital
    Series 1991B
       07-01-13                                                   7.25            1,750,000          1,938,405
 Health & Educational Facilities Authority
    Revenue Bonds Holyoke Hospital
    Series B
       07-01-15                                                   6.50            1,000,000          1,067,700
 Health & Educational Facilities Authority
    Revenue Bonds Melrose-Wakefield Hospital
    Series 1992B
       07-01-16                                                   6.375           1,000,000          1,112,670
 Health & Educational Facilities Authority
    Revenue Bonds New England Deaconess Hospital
    Series 1992D
       04-01-12                                                   6.625           1,000,000          1,102,990
 Health & Educational Facilities Authority
    Revenue Bonds Newton Wellesley Hospital
    Series 1991D (MBIA Insured)
       07-01-15                                                   7.00            1,000,000          1,100,650
 Health & Educational Facilities Authority
    Revenue Bonds North Adams Regional Hospital
    Series C
       07-01-18                                                   6.625           1,000,000          1,087,720

 Health & Educational Facilities Authority
    Revenue Bonds South Shore Hospital
    Series 1992D (MBIA Insured)
       07-01-22                                                   6.50            1,000,000          1,088,870

 Health & Educational Facilities Authority
    Revenue Bonds Suffolk University
    Series B (Connie Lee Insured)
       07-01-22                                                   6.35            2,495,000          2,698,392
 Health & Educational Facilities Authority
    Revenue Bonds Valley Regional Health System
    Series C (Connie Lee Insured)
       07-01-18                                                   5.75            1,000,000          1,047,630
 Industrial Finance Agency Assumption College
    Revenue Bonds Series 1996 (Connie Lee Insured)
       07-01-26                                                   6.00            1,000,000          1,079,590
 Industrial Finance Agency Hampshire College
    Revenue Bonds Series 1997
       10-01-17                                                   5.80            1,105,000          1,129,642
 Industrial Finance Agency Pollution Control
    Refunding Revenue Bonds Eastern Edison
    Series 1993
       08-01-08                                                   5.875           2,000,000          2,079,660
 Industrial  Finance  Agency  Resource  Recovery  Revenue Bonds Ogden  Haverhill
    Series 1986A (AMBAC Insured) A.M.T.
       12-01-11                                                   7.375             175,000            178,070
 Industrial Finance Agency Resource Recovery
    Revenue Bonds SEMASS Series 1991A
       07-01-15                                                   9.00            1,500,000          1,680,405
 Industrial Finance Agency Revenue Bonds
    Museum of Science Series 1989 (FSA Insured)
       11-01-09                                                   7.30            1,000,000          1,065,390
 Leominster General Obligation Bonds (MBIA Insured)
       04-01-09                                                   7.50            1,000,000          1,079,910
 Mansfield General Obligation Bonds (AMBAC Insured)
       11-15-11                                                   6.70            1,000,000          1,103,140
 Municipal Wholesale Electric Power
    Supply System Pre-refunded Revenue Bonds
    Series 1992B
       07-01-17                                                   6.75            1,395,000          1,554,462
 Municipal Wholesale Electric Power
    Supply System Refunding Revenue Bonds
    Series B (MBIA Insured)
       07-01-11                                                   4.75            1,750,000          1,723,312
 Municipal Wholesale Electric Power
    Supply System Revenue Bonds
    Special Parts & Inflows (AMBAC Insured)
       07-01-18                                                   5.45            1,600,000          1,635,808
 Nantucket General Obligation Bonds
       12-01-11                                                   6.80            1,000,000          1,105,400
 New Bedford General Obligation Bonds
    Series 1995 (AMBAC Insured)
       10-15-15                                                   5.50              700,000            725,704
 North Andover General Obligation Bonds (MBIA Insured)
       09-15-08                                                   7.35              310,000            339,999
 North Andover Unlimited Tax General
    Obligation Municipal Purpose Loan Bonds
    Series 1998 (FGIC Insured)
       01-15-18                                                   4.75            1,000,000            953,430

 North Attleborough Unlimited General Obligation Bonds
    Series 1997 (AMBAC Insured)
       03-01-17                                                   5.25            1,000,000          1,012,120
 Port Authority Revenue Bonds
    Series 1990A (FGIC Insured) A.M.T.
       07-01-20                                                   7.50            1,000,000          1,077,140
 Southeastern University Building Refunding Revenue Bonds
    Series A (AMBAC Insured)
       05-01-16                                                   5.75            1,250,000          1,323,525
 Southern Berkshire Regional School District Unlimited Tax
    General Obligation Pre-refunded Bonds (AMBAC Insured)
       04-15-10                                                   7.55            1,000,000          1,082,700
 State Education Loan Authority  Educational Loan Revenue Bonds Issue E Series B
    (AMBAC Insured) A.M.T.
       01-01-12                                                   6.00              915,000            979,992
 State General Obligation Consolidated Loan Bonds
    Series 1991A (FGIC Insured)
       06-01-11                                                   6.00            1,095,000          1,155,137
 State Health & Education Facilities Authority
    Hospital Revenue Bonds Milford-Whitinsville
    Regional Hospital Series 1998C
       07-15-28                                                   5.375           1,065,000          1,050,133
 State Health & Education Facilities Authority

    Revenue Bonds Southcoast Health System
    Series 1998A (MBIA Insured)
       07-01-27                                                   4.75            1,000,000            931,570
 State Health & Education Facility Authority
    Hospital Revenue Bonds Boston Medical Center
    Series 1998A (MBIA Insured)
       07-01-19                                                   5.00            1,000,000            970,890
 State Housing Authority Residential
    Development Bonds Series 1992A (FNMA Insured)
       11-15-11                                                   6.875           1,000,000          1,085,810
 State Housing Finance Agency Single Family Housing
    Revenue Bonds Series 13 A.M.T.
       06-01-23                                                   7.95              420,000            443,050
 State Housing Finance Authority
    Single Family Mortgage Housing Revenue Bonds
    Series 7 A.M.T.
       06-01-20                                                   8.10              245,000            250,211
 State Industrial Finance Agency Assisted Living
    Facility Revenue Bonds Marina Bay LLC
    Series 1997 A.M.T.
       12-01-27                                                   7.50            1,000,000          1,040,950
 State Industrial Finance Agency Assisted Living Facility
    Revenue Bonds Newton Group Properties LLC
    Series 1997 A.M.T.
       09-01-27                                                   8.00            1,160,000          1,237,117
 State Industrial Finance Agency College Revenue
    Bonds Tufts University Series 1998H (MBIA Insured)
       02-15-28                                                   4.75            1,000,000            938,050
 State Industrial Finance Agency Miscellaneous
    Revenue Bonds Cambridge Friends School
    Series 1998
       09-01-28                                                   5.80              700,000            712,789

 State Industrial Finance Agency School Bonds
    St. John's High School of Worcester County
    Series 1998
       06-01-28                                                   5.35              500,000            489,030
 State Turnpike Authority Metro Highway System
    Senior Lien Revenue Bonds Toll Road
    Series 1997A (MBIA Insured)
       01-01-37                                                   5.00            1,000,000            960,450
 State Water Resource Authority Revenue Bonds
    Series A (Secondary MBIA Insured)
       07-15-22                                                   5.50            1,100,000          1,157,222
 University of Massachusetts Building Authority
    Revenue Bonds Escrowed to Maturity
       05-01-11                                                   7.50              110,000            130,819
 Water Resource Authority General
    Pre-refunded Revenue Bonds Series 1990A
       04-01-14                                                   7.625             500,000            541,005
 Water Resource Authority General
    Pre-refunded Revenue Bonds Series 1991A
       12-01-19                                                   6.50            1,000,000          1,096,920
 Water Resource Authority General Revenue Bonds
    Series B (MBIA Insured)
       03-01-22                                                   5.00            1,365,000          1,329,797
 Worcester General Obligation Refunding Bonds
    Series 1995G (MBIA Insured)
       07-01-15                                                   5.30            1,000,000          1,019,210
 Worcester Unlimited Tax General
    Obligation Bonds Series 1998A (FSA Insured)
       07-01-17                                                   4.90            1,000,000            969,930

 Total municipal bonds
 (Cost: $71,895,512)                                                                               $78,253,985

 Short-term securities (1.1%)

Issuer (d,e)                                                    Effective           Amount             Value(a)
                                                                    yield       payable at
                                                                                  maturity

 Municipal notes
 State Health & Education Facility
    Series 1985C V.R.
       07-01-05                                                   3.60%           $500,000            $500,000
 State Health & Education Facility
    Series 1985D V.R.
       01-01-35                                                   3.90             200,000             200,000
 State Health & Education Facility
    Series 1990E V.R.
       01-01-35                                                   3.70             200,000             200,000


 Total short-term securities
 (Cost: $900,000)                                                                                     $900,000


 Total investments in securities
 (Cost: $72,795,512)(g)                                                                            $79,153,985

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                           (Unaudited)
Rating                       06-30-98                   06-30-97


AAA                              73%                        64%

AA                                8                          9

A                                 3                         16

BBB                              11                          9

BB and below                      5                          2

Non-rated                         --                          --

Total                           100%                       100%


(c) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA       --    ACA Financial Guaranty Corporation
AMBAC     --    American Municipal Bond Association Corporation
BIG       --    Bond Investors Guarantee
CGIC      --    Capital Guaranty Insurance Company
FGIC      --    Financial Guarantee Insurance Corporation
FHA       --    Federal Housing Authority
FNMA      --    Federal National Mortgage Association
FSA       --    Financial Security Assurance
GNMA      --    Government National Mortgage Association
MBIA      --    Municipal Bond Investors Assurance

(d) The following abbreviations are used in the portfolio descriptions:

A.M.T.    --    Alternative Minimum Tax-- As of June 30, 1998, the value of securities subject to alternative minimum tax represented 6.5%
                of net assets.
B.A.N.    --    Bond Anticipation Note
C.P.      --    Commercial Paper
R.A.N.    --    Revenue Anticipation Note
T.A.N.    --    Tax Anticipation Note
T.R.A.N.  --    Tax & Revenue Anticipation Note
V.R.      --    Variable Rate
V.R.D.B.  --    Variable Rate Demand Bond
V.R.D.N.  --    Variable Rate Demand Note

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice.
The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1998.

(f) Partially  pledged as initial  deposit on the  following  open interest rate futures  contracts  (see Note 5 to the financial  statements):
Type of security                           Notional amount

Purchase contracts
Municipal Bonds Sept. 1998                      $1,500,000


(g) At June 30, 1998, the cost of securities for federal income tax purposes was $72,719,513 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation ..............................$6,456,164
Unrealized depreciation .................................(21,692)

Net unrealized appreciation.......................... $6,434,472



      IDS Michigan Tax-Exempt Fund
      June 30, 1998



                                                                             (Percentages represent value of
                                                                          investments compared to net assets)


 Municipal bonds (98.9%)

Name of issuer                                                    Coupon           Principal           Value(a)
and title of issue (b,c,d)                                          rate             amount

 Auburn Hills Limited Tax General Obligation
    Street Improvement Bonds
       05-01-04                                                   6.00%            $200,000(e)        $205,436
 Battle Creek Calhoun County Downtown
    Development Authority Bonds Series 1994
       05-01-22                                                   7.65            1,250,000          1,479,937
 Battle Creek Water Supply System
    Pre-refunded Revenue Bonds Series 1990B
       09-01-08                                                   6.375             485,000            496,853
       09-01-09                                                   6.375             555,000            568,564
       09-01-10                                                   6.375             600,000            614,664
 Belding Area Schools Unlimited Tax General
    Obligation Refunding Bonds Series 1998
    (AMBAC Insured)
       05-01-26                                                   5.00            1,000,000            972,110
 Buena Vista School District Saginaw County
    School Building & Site Unlimited Tax
    General Obligation Pre-refunded Bonds Series 1991
       05-01-16                                                   7.20            1,500,000(e)       1,654,065
 Central Michigan University Revenue Bonds
    Series 1997 (FGIC Insured)
       10-01-26                                                   5.50              750,000            774,510
 Chippewa County Hospital Financial Authority
    Hospital Refunding Revenue Bonds
    Chippewa County War Memorial Hospital

    Series 1997B
       11-01-14                                                   5.625             500,000            507,285
 Chippewa Valley School District Unlimited Tax
    General Obligation Bonds (FGIC Insured)
       05-01-21                                                   5.00            1,000,000            974,680
 Chippewa Valley Schools Unlimited Tax
    General Obligation Refunding Bonds
    Series 1998 (AMBAC Insured)
       05-01-23                                                   4.75            1,000,000            942,900
 Comstock Park Public School Kent County Unlimited Tax
    General Obligation Pre-refunded Bonds Series 1989
       05-01-10                                                   6.875             260,000            271,887
       05-01-16                                                   6.00              400,000            415,468
 Detroit Downtown Development Authority
    Development Area Project  1 Junior Lien
    Tax Increment Refunding Bonds Series 1996D
       07-01-25                                                   6.50            1,000,000          1,074,560
 Detroit General Obligation Pre-refunded Bonds
    Distributable State Aid Series 1989 (AMBAC Insured)
       05-01-09                                                   7.20            1,000,000          1,048,730
 Detroit Sewer Disposal Revenue Bonds (FGIC Insured)
       07-01-23                                                   5.70            2,000,000(e)       2,083,780
 Detroit Unlimited Tax General Obligation
    Pre-refunded Bonds Series A
       04-01-09                                                   7.25            1,000,000          1,046,340
 Detroit Unlimited Tax General Obligation Bonds
    Series 1995A
       04-01-15                                                   6.80            1,000,000          1,153,610
 Detroit Water Supply System Pre-refunded Revenue Bonds
    Series 1988 (MBIA Insured)
       07-01-08                                                   7.875             400,000            408,044

 Detroit Water Supply System Second Lien
    Revenue Bonds Series 1995A (MBIA Insured)
       07-01-25                                                   5.50            1,500,000          1,542,000
 East Lansing School District School Building & Site
    Unlimited Tax General Obligation
    Pre-refunded Bonds Series 1991
       05-01-14                                                   6.625           1,000,000          1,086,880
 Famington Hills Hospital Finance Authority
    Revenue Bonds Botsford General Hospital
    Series 1992A (MBIA Insured)
       02-15-22                                                   6.50            1,500,000          1,647,000
 Ferris State University Board of Trustees
    General Refunding Revenue Bonds
    Series 1995 (MBIA Insured)
       10-01-20                                                   5.25            1,000,000          1,001,240
 Forest Hills School District Unlimited Tax
    General Obligation Pre-refunded Bonds
       05-01-15                                                   7.375           1,000,000          1,070,050
 Frenchtown Resort Drainage District Monroe County Drain
    Pre-refunded Revenue Bonds Series 1987
       05-01-11                                                   7.50              200,000            210,236
       05-01-12                                                   7.50              415,000            436,240
 Garden City Hospital Finance Authority
    Hospital Revenue Bonds Series 1998
       09-01-17                                                   5.75            1,000,000            993,600
 Genesee County General Obligation Bonds
    Sewer Disposal System Series A (AMBAC Insured)
       04-01-15                                                   5.40            1,400,000          1,440,726
 Grand Ledge Public Schools Unlimited Tax General Obligation
    Refunding Bonds of Eaton, Clinton & Ionia Counties
    Series 1995 (MBIA Insured)
       05-01-24                                                   5.375           2,000,000          2,034,320
 Grand Rapids Community College Limited Tax
    General Obligation Bonds Series 1996 (MBIA Insured)
       05-01-19                                                   5.375           1,000,000          1,017,890
 Grand Rapids Sanitary Sewer System Refunding
    Revenue Bonds Series 1998A (FGIC Insured)
       01-01-28                                                   4.75            1,000,000            935,350
 Grand Rapids Tax Increment Revenue Bonds
    Series 1994 (MBIA Insured)
       06-01-24                                                   6.875             380,000            432,478
 Grand Rapids Water Supply System Improvement
    Pre-refunded Revenue Bonds Series 1990 (FGIC Insured)
       01-01-20                                                   7.25            1,250,000          1,335,462
 Hillman Community Schools General Obligation Bonds
    Series 1997 (FGIC Insured)
       05-01-23                                                   5.25            1,000,000          1,002,030
 Inkster School District Unlimited Tax General Obligation
    Pre-refunded Bonds (AMBAC Insured)
       05-01-18                                                   7.00              450,000            480,910
 Iosco County Water Supply System Limited Tax
    General Obligation Bonds (AMBAC Insured)

       05-01-08                                                   5.50              175,000            179,076
       05-01-09                                                   5.50              200,000            204,610
       05-01-10                                                   5.50              200,000            204,556

 Kalamazoo Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Bronson Methodist Hospital Series 1998 (MBIA Insured)
       05-15-18                                                   5.25              500,000            499,355
 Kent County Hospital Pre-refunded Revenue Bonds
    Butterworth Hospital Series 1989A
       01-15-13                                                   7.25              500,000            519,590
 Lake Orion Community School District Unlimited
    Tax General Obligation Bonds Series 1998 (FGIC Insured)
       05-01-23                                                   5.125           1,000,000            989,530
 Lake Orion School District General Obligation Bonds
    (AMBAC Insured)
       05-01-20                                                   5.50            1,000,000          1,027,450
 Lincoln Park School District Wayne County
    School Building & Site Unlimited Tax
    General Obligation Bonds (FGIC Insured)
       05-01-26                                                   5.90            1,000,000          1,111,180
 Marquette Hospital Finance Authority
    Pre-refunded Revenue Bonds
    Marquette General Hospital Series 1989C
       04-01-07                                                   7.50              175,000            183,390
       04-01-19                                                   7.50              650,000            681,161
 Monroe County  Pollution  Control  Revenue Bonds Detroit  Edison Fermi 2 Plants
    Series CC (AMBAC Insured) A.M.T.
       12-01-19                                                   7.50            1,750,000          1,875,353
 Monroe County  Pollution  Control  Revenue  Bonds  Detroit  Edison Fermi Plants
    Series 1990I (FGIC Insured) A.M.T.
       09-01-20                                                   7.65            1,000,000          1,084,660
 Muskegon Hospital Finance Authority
    Refunding Revenue Bonds
    Hackley Hospital Series 1988A
       02-01-08                                                   8.00              400,000            408,736
 Northville Public Schools Unlimited Tax
    General Obligation Bonds Series 1991B
       05-01-08                                                   7.00            1,500,000          1,644,390
 Ovid-Elsie School District Unlimited Tax
    General Obligation Bonds (Secondary MBIA Insured)
       05-01-21                                                   5.60            1,000,000          1,039,090
 Redford General Obligation Bonds (MBIA Insured)
       04-01-16                                                   5.25            1,450,000          1,464,587
 Richmond Limited Obligation Refunding Revenue Bonds
    K mart Series A
       01-01-07                                                   6.625             530,000            571,033
 Rochester Hill Unlimited Tax General Obligation Bonds
    Series 1990A
       11-01-09                                                   6.00              355,000            364,869
       11-01-10                                                   6.00              380,000            390,564
 Rockford Public Schools Kent County Unlimited Tax
    General Obligation Pre-refunded Revenue Bonds
       05-01-19                                                   7.375           1,000,000          1,068,950
 Romulus Township School District Unlimited Tax
    General Obligation Refunding Bonds (FGIC Insured)
       05-01-22                                                   5.75            2,500,000          2,614,600

 Schoolcraft Community School District
    County of Kalamazoo School Building
    and Site Unlimited General Obligation Bonds (FGIC Insured)
       05-01-26                                                   5.375           1,000,000          1,017,160
 South Lake District Unlimited Tax General Obligation
    Pre-refunded Bonds
       05-01-10                                                   6.80              355,000            386,464
 South Redford School District Unlimited
    General Obligation Bonds
    Series 1996 (FGIC Insured)
       05-01-22                                                   5.50            1,000,000          1,030,250
 State Building Authority Refunding
    Revenue Bonds Series 1991I
       10-01-20                                                   6.25            2,200,000          2,350,414
 State Hospital Finance Authority
    Hospital Pre-refunded Revenue Bonds
    Detroit Medical Center Series 1988A
       08-15-12                                                   8.125             310,000            317,871
 State Hospital Finance Authority
    Hospital Pre-refunded Revenue Bonds
    Detroit Medical Center Series 1988B
       08-15-08                                                   8.00              500,000            512,620
 State Hospital Finance Authority
    Hospital Pre-refunded Revenue Bonds
    McLaren Obligated Group Series 1991A

       09-15-21                                                   7.50            1,750,000          1,960,560
 State Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Detroit Medical Center Series 1988A
       08-15-12                                                   8.125              90,000             92,239
 State Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Detroit Medical Center Series A
       08-15-13                                                   6.25            1,200,000          1,299,816
 State Hospital Finance Authority
    Hospital Refunding Revenue Bonds
    Sinai Hospital of Greater Detroit Series 1995
       01-01-26                                                   6.70            1,000,000          1,111,100
 State Hospital Finance Authority
    Pre-refunded Revenue Bonds
    Henry Ford Hospital Series 1990A
       07-01-10                                                   7.00            1,000,000          1,077,070
 State Hospital Finance Authority
    Pre-refunded Revenue Bonds
    Oakwood Hospital Group Series 1990A (FGIC Insured)
       07-01-18                                                   7.10            1,000,000          1,078,980
 State Hospital Finance Authority
    Refunding Revenue Bonds
    Presbyterian Villages Obligated Group Series 1995
       01-01-25                                                   6.50            1,000,000          1,074,780
 State Hospital Finance Authority
    Revenue Bonds Central Michigan Community Hospital
       10-01-27                                                   6.25            1,000,000          1,057,670
 State Hospital Finance Authority
    Revenue Bonds Presbyterian Villages of Michigan
    Obligated Group Series 1997
       01-01-25                                                   6.375             700,000            748,951

 State Hospital Finance Authority
    Revenue Bonds St. John's Hospital & Medical Center
    (AMBAC Insured)
       05-15-26                                                   5.25            1,400,000          1,399,916
 State Public Power Agency Belle River
    Refunding Revenue Bonds Series A
       01-01-18                                                   5.25            1,000,000          1,001,090
 State Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Detroit Edison
    Series 1990BB (MBIA Insured)
       07-15-08                                                   7.00            1,000,000          1,200,180
 State Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Detroit Edison Series 1992BB
    (FGIC Insured)
       02-15-16                                                   6.50            1,500,000          1,621,605
 State Strategic Fund Limited Tax Obligation Refunding
    Revenue Bonds Ford Motor
    Series 1991A
       02-01-06                                                   7.10            1,650,000(e)       1,929,757
 State Strategic Fund Limited Obligation Refunding
    Revenue Bonds Great Lakes Pulp & Fibre
    Zero Coupon Series 1994 A.M.T.
       12-01-27                                                   8.00              614,560(g)         589,978
 State Strategic Fund Limited Tax Obligation
    Refunding Revenue Bonds
    Oxford Institute Escrowed to Maturity
       08-15-05                                                   7.875             150,000            169,983
 State Trunk Line Bonds Series A (FGIC Insured)
       11-15-20                                                   5.75            1,065,000          1,122,020
 State Trunk Line Refunding Revenue Bonds
    Series 1998A (MBIA Insured)
       11-01-20                                                   4.75            1,000,000            945,940
 State University Revenue Bonds Series A
       08-15-22                                                   5.50              560,000            588,795
 Troy City Downtown Development Authority
    County of Oakland Development Bonds
    Series 1995A Asset Guaranty
       11-01-18                                                   6.375           1,500,000          1,661,760
 Van Buren Township Tax Increment Revenue Bonds
    Series 1994
       10-01-16                                                   8.40            1,000,000          1,148,580
 Wayne County Airport Revenue Bonds
    Detroit Metropolitan Airport
    Series 1990A (AMBAC Insured) A.M.T.
       12-01-20                                                   7.00            1,080,000          1,163,171
 Total municipal bonds
 (Cost: $73,627,548)                                                                               $81,145,285

 Short-term securities (1.8%)

Issuer (d,f)                                                    Effective           Amount             Value(a)
                                                                    yield       payable at
                                                                                  maturity

 State Strategic Fund (Consumers Power)
    Series 1988A V.R.
       04-15-18                                                   3.80%           $300,000            $300,000
 Regents of the University of Michigan Hospital
    Revenue Bonds Series 1992A V.R.
       12-01-19                                                   3.80             900,000             900,000
 Regents of the University of Michigan Hospital
    Revenue Bonds Series 1995A V.R.
       12-01-27                                                   3.80             300,000             300,000

 Total short-term securities
 (Cost: $1,500,000)                                                                                 $1,500,000


 Total investments in securities
 (Cost: $75,127,548)(h)                                                                            $82,645,285

 Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                       (Unaudited)
Rating                                    6-30-98                    6-30-97

AAA                                          76%                        74%

AA                                            8                         11


A                                             6                          5

BBB                                           7                          9

BB and below                                  3                          1

Non-rated                                    --                          --


Total                                       100%                       100%




(c) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA       --    ACA Financial Guaranty Corporation
AMBAC     --    American Municipal Bond Association Corporation
BIG       --    Bond Investors Guarantee
CGIC      --    Capital Guaranty Insurance Company
FGIC      --    Financial Guarantee Insurance Corporation
FHA       --    Federal Housing Authority
FNMA      --    Federal National Mortgage Association
FSA       --    Financial Security Assurance
GNMA      --    Government National Mortgage Association
MBIA      --    Municipal Bond Investors Assurance

(d) The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --    Alternative Minimum Tax--As of June 30, 1998, the value of securities subject to alternative minimum tax represented 5.7%
                of net assets.
B.A.N.    --    Bond Anticipation Note
C.P.      --    Commercial Paper
R.A.N.    --    Revenue Anticipation Note
T.A.N.    --    Tax Anticipation Note
T.R.A.N.  --    Tax & Revenue Anticipation Note
V.R.      --    Variable Rate
V.R.D.B.  --    Variable Rate Demand Bond
V.R.D.N.  --    Variable Rate Demand Note

(e) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                   Notional amount

Purchase contracts
Municipal Bonds Sept. 1998                              $1,500,000


(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice.
The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1998.

(g) Non-income producing. Item identified is in default as to payment of interest and/or principal.

(h) At June 30, 1998, the cost of securities for federal income tax purposes was $75,070,135 and the gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation ............................$7,614,563
Unrealized depreciation ...............................(39,413)

Net unrealized appreciation........................ $7,575,150


      Investments in securities


      IDS Minnesota Tax-Exempt Fund
      June 30, 1998

                                                                         (Percentages represent value of
                                                                      investments compared to net assets)


 Municipal bonds (97.9%)

Name of issuer                                                    Coupon           Principal           Value(a)
and title of issue (b,c,d)                                          rate             amount

 Albert Lea Independent School District  241
    Unlimited Tax General Obligation Bonds
    Series 1998 (MBIA Insured)
       02-01-16                                                   4.80%          $2,555,000         $2,489,745
 Anoka County General Obligation Capital
    Improvement Revenue Bonds Series 1989B
       02-01-07                                                   7.00            1,525,000          1,553,838
       02-01-08                                                   7.00            1,650,000          1,681,202
       02-01-09                                                   7.00            1,775,000          1,809,080
       02-01-10                                                   7.00            3,000,000          3,056,730
 Anoka County Resource Recovery Revenue Bonds
    Northern States Power Series 1985
       12-01-08                                                   7.15            3,750,000          3,963,825
 Becker Pollution Control Revenue Bonds Northern
    States Power Sherburne County Generating Station
    Units 1 & 2 Series 1987A
       12-01-05                                                   7.25            2,000,000          2,005,880
 Becker Solid Waste Disposal Facility Revenue Bonds
    Liberty Paper Series 1994B A.M.T.
       08-01-15                                                   9.00            3,825,000          4,102,045
 Bemidji Hospital Facilities 1st Mortgage Pre-refunded
    Revenue Bonds North Country Health Services
    Series 1991
       09-01-21                                                   7.00            1,755,000          1,938,871
 Brooklyn Center Tax Credit Investor Refunding
    Revenue Bonds Four Courts Apartment Series 1995B
    A.M.T.
       06-01-09                                                   7.58            2,450,000          2,495,864
 Burnsville Multi-family Housing Refunding Revenue
    Bonds Summit Park Apartments Series 1993
    (FHA Insured)
       07-01-33                                                   6.00            4,000,000          4,107,920
 Columbia Heights Multi-family Housing Revenue
    Bonds Crestview Lutheran Home Royce Place
    Series 1991
       06-01-32                                                  10.00              545,000            651,498
 Columbia Heights Multi-family Housing Revenue
    Bonds Crestview Lutheran Home Royce Place
    Series 1991 (FHA Insured)
       06-01-32                                                   7.75            2,715,000          3,060,077
 Duluth Economic Development Authority Health Care
    Facilities Pre-refunded Revenue Bonds Benedictine
    Health System St. Mary's Medical Center
    Series 1990
       02-15-20                                                   8.375           2,000,000          2,178,020
 Duluth Economic Development Authority Health Care
    Facilities Revenue Bonds BSM Properties
    Series 1998A
       12-01-28                                                   5.875             500,000            500,485
 Duluth Housing & Redevelopment Authority
    1st Mortgage Revenue Bonds Lakeshore
    Lutheran Home
       07-01-09                                                   8.25              125,000            125,289
 Eden Prairie Housing Development Refunding
    Revenue Bonds Eden Commons Series 1990
    (FHA Insured)
       03-01-25                                                   8.25            6,155,000          6,342,050

 Edina Hospital System Pre-refunded Revenue Bonds
    Fairview Hospital & Health Care Services
    Series 1989A
       07-01-19                                                   7.125           2,500,000          2,633,250
 Edina Multi-family Housing Revenue Bonds
    Walker Assisted Living Series 1991
       09-01-31                                                   9.00            6,670,000          7,366,948
 Faribault Rice & Goodhue Counties Independent
    School District  656 General Obligation School
    Building Bonds (FSA Insured)
       06-01-15                                                   5.75            6,900,000          7,208,706
 Faribault Single Family Mortgage Refunding
    Revenue Bonds Series 1991A
       12-01-11                                                   7.50            1,185,000          1,254,891
 Farmington Independent School District  192
    Unlimited Tax General Obligation Capital
    Appreciation School Building Bonds Zero Coupon
    Series 1998B (FSA Insured)
       02-01-15                                                   5.30            2,070,000(g)         883,207
 Fergus Falls Health Care Facilities Revenue Bonds
    LRHC Long-Term Care Facility Series 1995
       12-01-25                                                   6.50            1,500,000          1,636,275
 Harmony Multi-family Housing Refunding Revenue
    Bonds Zedakah Foundation Series 1997A
       09-01-20                                                   5.95            1,240,000          1,276,605
 Hennepin County Lease Revenue Certificates of

    Participation Series 1991
       05-15-17                                                   6.80            7,250,000          7,878,792
 Hopkins Pre-refunded Revenue Bonds Blake School
       09-01-24                                                   6.70            3,120,000          3,516,365
 Hubbard County Solid Waste Disposal Revenue
    Bonds Potlatch Series 1989 A.M.T.
       08-01-13                                                   7.375           5,610,000          5,890,500
 International Falls Solid Waste Disposal Revenue
    Bonds Boise Cascade Series 1990 A.M.T.
       01-01-15                                                   7.75            4,000,000          4,196,720
 Little Canada Multi-family Housing Revenue Bonds
    Housing Alternative Development Company
    Series 1997A
       12-01-27                                                   6.25            1,000,000          1,003,460
 Little Canada Multi-family Housing Revenue Bonds
    Little Canada Series 1996 A.M.T.
       02-01-27                                                   7.00            3,850,000          4,022,865
 Mahtomedi Multi-family Housing Revenue Bonds
    Briarcliff A.M.T.
       06-01-36                                                   7.35            2,265,000          2,351,976
 Maplewood Elder Care Facility Revenue Bonds
    Care Institute Series 1994
       01-01-24                                                   7.75            3,830,000          4,236,555
 Maplewood Multi-family Housing Refunding
    Revenue Bonds Carefree Cottages of Maplewood III
    Series 1995 A.M.T.
       11-01-32                                                   7.20            2,895,000          2,963,785
 Maplewood Multi-family Housing Revenue Bonds
    Maplewood (FHA Insured) A.M.T.
       07-15-21                                                   7.75            2,015,000          2,025,901

 Minneapolis & St. Paul Housing & Redevelopment
    Authority Health Care System Revenue Bonds
    Healthspan Series 1993A (AMBAC Insured)
       11-15-18                                                   4.75           13,500,000         12,773,835
 Minneapolis & St. Paul Housing Board Multi-family
    Mortgage Revenue Bonds Collateral Mortgage
    Revenue Loan (GNMA Insured) A.M.T.
       12-20-30                                                   8.25            3,945,000          4,063,942
 Minneapolis & St. Paul Metropolitan Airports
    Commission Airport Revenue Bonds Series 1998A
    (AMBAC Insured)
       01-01-22                                                   5.00            2,500,000          2,448,225
 Minneapolis Community Development Agency
    Limited Tax Supported Development Revenue
    Common Bond Fund
       06-01-11                                                   6.00              980,000          1,018,710
 Minneapolis Community Development Agency
    Supported Development Limited Tax General
    Obligation Bonds Common Bond Fund
    Series 1997A A.M.T.
       06-01-12                                                   5.50              250,000            258,150
 Minneapolis Community Development Agency
    Supported Development Limited Tax Revenue
    Bonds Common Bond Fund 5th Series 1997
       12-01-27                                                   5.70              680,000            704,521
 Minneapolis General Obligation Bonds Sports Arena
    Series 1996
       10-01-24                                                   5.20            4,940,000          4,992,315
 Minneapolis Hospital Facilities Pre-refunded Revenue
    Bonds Lifespan Incorporated Series 1989A
       12-01-14                                                   7.00            5,000,000          5,319,750
 Minneapolis Nursing Home Revenue Bonds Walker
    Cityview & Southview Series 1992
       07-01-22                                                   8.50            5,345,000          5,959,087
 Minneapolis Special School District  1 Certificates of
    Participation Series 1997A (MBIA Insured)
       02-01-17                                                   5.375           2,400,000          2,450,328
 Minneapolis Special School District  1 Certificates of
    Participation Series 1998A (FGIC Insured)
       02-01-19                                                   4.75            2,800,000          2,662,156
 Minnetonka Multi-family Housing Refunding
    Revenue Bonds Cedar Hills West (FHA Insured)
       06-01-26                                                   7.75            5,430,000          5,629,878
 Minnetonka Multi-family Housing Revenue Bonds
    Cedar Hills Series 1985
       12-01-17                                                   7.50              500,000            518,755
 Minnetonka Senior Housing Revenue Bonds
    Westridge
       09-01-17                                                   6.75              650,000            670,033
       09-01-27                                                   7.00              500,000            518,635
 NewBrighton Tax Credit Investor  Revenue Bonds  Polynesian  Village  Apartments
    Series 1995B A.M.T.
       07-15-09                                                   7.75            2,355,000          2,424,378

 North St. Paul General Obligation School Bonds
    Series 1996A
       02-01-25                                                   5.125           6,310,000          6,277,945

 Northern Municipal Power Agency Electric System
    Pre-refunded Revenue Bonds Series 1989A
    (AMBAC Insured)
       01-01-18                                                   7.40            1,000,000          1,038,710
 Northern Municipal Power Agency Electric System
    Pre-refunded Revenue Bonds Series 1989B
    (AMBAC Insured)
       01-01-18                                                   7.40            1,800,000          1,865,628
 Northern Municipal Power Agency Electric System
    Refunding Revenue Bonds Series 1989A
       01-01-16                                                   7.25            5,475,000          5,682,612
 Olmsted County Health Care Facilities Revenue
    Bonds Olmsted Medical Center
       07-01-19                                                   5.55            1,125,000          1,126,361
 Owatonna Public Utilities Pre-refunded Revenue
    Bonds Series 1991
       01-01-16                                                   6.75            1,000,000          1,065,610
 Plymouth Multi-family  Housing Revenue Bonds Harbor Lane Apartments Series 1993
    (Asset Guaranty Insured) A.M.T.
       09-01-13                                                   5.90            2,325,000          2,405,701
 Richfield Independent School District  280 Unlimited
    Tax General Obligation School Building Bonds
    Inverse Floater Series 1993C
       02-01-10                                                   6.43            3,300,000(f)       3,469,125
       02-01-12                                                   6.53            2,510,000(f)       2,616,675
 Richfield Multi-family Housing Refunding Revenue
    Bonds Village Shores Apartments Series 1996
       08-01-31                                                   7.625           2,970,000          3,069,257
 Robbinsdale Hospital Pre-refunded Revenue Bonds
    North Memorial Medical Center Series 1989
    (AMBAC Insured)
       01-01-19                                                   7.375           2,200,000          2,284,678
 Robbinsdale Multi-family Housing Revenue Bonds
    Copperfield Hill Series 1996A
       12-01-31                                                   7.35            3,260,000          3,321,418
 Rochester Health Care Facility Revenue Bonds
    Mayo Foundation Series 1992A
       11-15-19                                                   4.95            5,000,000          4,845,200
 Rochester Multi-family Housing Development
    Revenue Bonds Civic Square Series 1991
    (FHA Insured) A.M.T.
       07-15-31                                                   7.45            4,360,000          4,633,721
 Roseville Housing Facilities Nursing Home
    Refunding Revenue Bonds College Properties
    Incorporated Series 1998
       10-01-28                                                   5.875           2,000,000          1,988,580
 Shoreview Senior Housing Revenue Bonds
    Series 1996
       02-01-26                                                   7.25            2,700,000          2,740,689
 Southeastern Multi-county Housing & Redevelopment
    Authority Winona County Unlimited Tax General
    Obligation Bonds Series 1997
       01-01-28                                                   5.35            1,170,000          1,190,779
 Southern Minnesota Municipal Power Agency
    Power Supply System Revenue Bonds Zero Coupon
    (MBIA Insured)
       01-01-19                                                   6.67           19,500,000(g)       6,888,765

 Southern Minnesota Municipal Power Agency
    Power Supply System Revenue Bonds Zero Coupon
    Series 1994A (MBIA Insured)
       01-01-22                                                   6.88           12,000,000(g)       3,640,560
       01-01-24                                                   6.08            5,150,000(g)       1,411,564
 Southern Minnesota Municipal Power Agency
    Pre-refunded Revenue Bonds Escrowed to Maturity
    Series 1992A (Secondary MBIA Insured)
       01-01-18                                                   5.75            1,970,000          2,120,849
 Southern Minnesota Municipal Power Agency
    Revenue Bonds (Secondary MBIA Insured)
       01-01-16                                                   4.75            9,165,000          8,796,567
 Southern Minnesota Municipal Power Agency
    Un-refunded Balance Power Revenue Bonds
    Series 1992A
       01-01-18                                                   5.75            1,895,000          1,960,321
 Spring Park Health Care Facility Revenue Bonds
    Twin Birch Health Care Center Series 1991
       08-01-11                                                   8.25            1,780,000          1,922,916
 St. Cloud Certificates of Participation
       12-01-17                                                   5.90              400,000            406,720
 St. Cloud Hospital Facility Pre-refunded Revenue

    Bonds St. Cloud Hospital Series 1990B
    (AMBAC Insured)
       07-01-20                                                   7.00            5,000,000(h)       5,503,250
 St. Cloud Hospital Facility Refunding Revenue Bonds
    Series 1993C (AMBAC Insured)
       10-01-20                                                   5.30            1,515,000          1,520,303
 St. Louis Park Health Care Facilities Pre-refunded
    Revenue Bonds Park Nicollet Medical Center
    Series 1990A
       01-01-20                                                   9.25            4,000,000          4,387,560
 St. Louis Park Health Care Facilities Pre-refunded
    Revenue Bonds Park Nicollet Medical Center
    Series 1991A
       01-01-21                                                   8.625           2,000,000          2,216,720
 St. Louis Park Health Care Facilities Revenue Bonds
    Healthsystem Minnesota Obligated Group
    Inverse Floater Series 1993B (AMBAC Insured)
       07-01-13                                                   6.03            7,000,000(f)       7,122,500
 St. Louis Park Health Care Facilities Revenue Bonds
    Healthsystem Minnesota Obligated Group
    Series 1993 (AMBAC Insured)
       07-01-23                                                   5.20            5,000,000          4,958,550
 St. Louis Park Multi-family Housing Refunding
    Revenue Bonds Park Boulevard Towers
    Series 1996A
       04-01-31                                                   7.00            3,940,000          4,071,478
 St. Michael Independent School District  885
    General Obligation Unlimited Bonds
       02-01-16                                                   4.875             500,000            488,150
 St. Paul & Minneapolis Housing & Redevelopment
    Authority Health Care Facility Revenue Bonds
    Group Health Plan Series 1992
       12-01-13                                                   6.75           10,500,000(h)      11,494,035
 St. Paul Housing & Development Bonds
    Highland Retirement (FHA Insured)
       03-01-26                                                   7.01            5,210,000(i)       5,157,900

 St. Paul Housing & Redevelopment Authority Health
    Care Facility Revenue Bonds Lyngblomsten
    Care Center Series 1993A
       11-01-06                                                   7.125             890,000            955,664
       11-01-17                                                   7.125           1,840,000          1,975,148
 St. Paul Housing & Redevelopment Authority Health
    Care Facility Revenue Bonds Lyngblomsten
    Multi-family Rental Housing Series 1993B
       11-01-24                                                   7.00            1,870,000          1,896,816
 St. Paul Housing & Redevelopment Authority Sales
    Tax Revenue Bonds Civic Center Escrowed to
    Maturity (Secondary MBIA Insured)
       11-01-23                                                   5.55            7,500,000          7,816,500
 St. Paul Housing & Redevelopment Authority Single
    Family Mortgage Refunding Revenue Bonds Middle
    Income Phase II Mortgage-backed (FNMA Insured)
       03-01-28                                                   6.80            3,345,000          3,602,331
 St. Paul Port Authority Unlimited Tax General
    Obligation Bonds
       03-01-24                                                   5.125           4,770,000          4,770,811
 St. Paul Unlimited Tax General Obligation Bonds
    Series 1998A
       02-01-25                                                   4.75            2,000,000          1,887,540
 State Agricultural and Economic Development Board
    Health Care System Fairview Hospital & Healthcare
    Service Series 1997A (MBIA Insured)
       11-15-26                                                   5.75            2,000,000          2,127,020
 State General Obligation Various Purpose
    Pre-refunded Bonds Series 1990
       03-01-09                                                   7.00            6,250,000          6,512,062
 State General Obligation Various Purpose
    Pre-refunded Bonds Series 1991
       08-01-11                                                   6.70            8,000,000          8,623,280
 State Higher Education Facilities Authority Augsburg
    College Mortgage Revenue Bonds Series 4-F1
       05-01-23                                                   6.25            1,750,000          1,880,183
 State Higher Education Facilities Authority College
    Revenue Bonds University of St. Thomas
    4th Series 1997P
       04-01-23                                                   5.40              580,000            588,839
 State Higher Education Facilities Authority General
    Obligation Revenue Bonds Carleton College
    Series 1997N
       11-01-18                                                   5.00            1,000,000            986,120
 State Higher Education Facilities Authority Macalester
    College Revenue Bonds 4th Series 1997J
       03-01-17                                                   5.55            1,000,000          1,052,610

 State Higher Education Facilities Authority Mortgage
    Pre-refunded Revenue Bonds St. Mary's College
    Series 2-M
       05-01-17                                                   8.375           1,000,000          1,037,640
 State Housing Finance Agency Single Family
    Mortgage Bonds Series 1989A A.M.T.
       07-01-29                                                   8.00            1,165,000          1,197,434
 State Housing Finance Agency Single Family
    Mortgage Bonds Series 1990A A.M.T.
       07-01-22                                                   7.95            3,015,000          3,170,453

 State Housing Finance Agency Single Family
    Mortgage Bonds Series 1991A A.M.T.
       07-01-22                                                   7.45            3,470,000          3,660,919
 State Housing Finance Agency Single Family
    Mortgage Bonds Series 1992A
       07-01-16                                                   6.95            2,830,000          3,027,449
 State Housing Finance Agency Single Family
    Mortgage Revenue Bonds Series 1994L A.M.T.
       07-01-20                                                   6.70            1,025,000          1,090,077
 State Housing Finance Agency Single Family
    Mortgage Revenue Bonds Series 1997D A.M.T.
       07-01-19                                                   5.85            2,520,000          2,603,866
 State Housing Finance Authority Agency Housing
    Development Single Family Mortgage Bonds
    Series 1986B
       07-01-16                                                   7.25              305,000            310,185
 State Public Facilities Authority Water Pollution
    Control Pre-refunded Revenue Bonds Series 1989A
       08-01-09                                                   7.00            7,850,000          8,333,795
 State Public Facilities Authority Water Pollution
    Control Revenue Bonds Series 1998A
       03-01-16                                                   4.75            3,500,000          3,389,925
 State University Board of Regents General Obligation
    Bonds Inverse Floater Series 1993A
       08-15-03                                                   5.67            5,000,000(f)       5,306,250
 State University Board of Regents General Obligation
    Bonds Series 1996A
       07-01-21                                                   5.50           12,500,000         13,242,625
 State University Board of Regents General Obligation
    Pre-refunded Bonds Escrowed to Maturity
    Series 1989A
       02-01-11                                                   6.00            4,625,000          4,565,245
 State University Board State University System
    Pre-refunded Revenue Bonds Series 1989A
    (MBIA Insured)
       06-30-19                                                   7.40            2,250,000          2,332,800
 Vadnais Heights Multi-family Housing Refunding
    Revenue Bonds Cottages of Vadnais Heights
    Series 1995 A.M.T.
       12-01-31                                                   7.00            3,170,000          3,243,703
 Vadnais Heights Multi-family Housing Tax Credit
    Revenue Bonds Series 1997 A.M.T.
       07-15-09                                                   7.00            1,080,000          1,091,837
 Washington County General Obligation Capital
    Improvement Bonds Series 1989A
       02-01-09                                                   7.00            2,125,000          2,166,671
       02-01-10                                                   7.00            2,300,000          2,345,103
 Washington County Housing & Redevelopment
    Authority Refunding Revenue Bonds Woodbury
    Multi-family Housing Series 1996
       12-01-23                                                   6.95            1,955,000          2,002,858
 Western Minnesota Municipal Power Agency
    Revenue Bonds Escrowed to Maturity
    (AMBAC Insured)
       01-01-16                                                   6.75            5,935,000          6,374,427

 Western Minnesota Municipal Power Agency
    Supply Refunding Revenue Bonds Series 1987A
    (Secondary MBIA Insured)
       01-01-15                                                   5.50           11,250,000         11,254,438
 White Bear Lake Industrial Development Revenue
    Bonds Taylor Series 1988A A.M.T.
       09-01-08                                                   8.75            2,250,000          2,310,840

 Total municipal bonds

 (Cost: $376,005,178)                                                                             $407,246,779




 Short-term securities (0.4%)

Issuer (d,e)                                                    Effective           Amount             Value(a)
                                                                    yield       payable at
                                                                                  maturity

 Municipal notes
 Cohasset Revenue Bonds (Minnesota Power & Light)
    Series 1997B V.R.D.N.
       06-01-13                                                    4.00%          $300,000            $300,000
 Cohasset Revenue Bonds (Minnesota Power & Light)
    Series 1997C V.R.D.N.
       06-01-13                                                    4.00            350,000             350,000
 Minneapolis & St. Paul Housing & Redevelopment
    Authority Health Care System Revenue Bonds
    (Children's Hospital) Series 1995B V.R.
       08-15-25                                                    4.05          1,120,000           1,120,000

 Total short-term securities
 (Cost: $1,770,000)                                                                                 $1,770,000



 Total investments in securities
 (Cost: $377,775,178)(j)                                                                          $409,016,779



 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b)  Investments  in bonds,  by rating  category as a percentage of total bonds, are as follows:
                                              (Unaudited)
Rating                          06-30-98                   06-30-97

AAA                                 45%                        44%
AA                                  23                         22
A                                   12                         13
BBB                                  5                          9
BB and below                        15                         12
Non-rated                           --                         --

Total                              100%                       100%


(c) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA   --  ACA  Financial  Guaranty  Corporation
AMBAC --  American  Municipal  Bond Association Corporation
BIG   --  Bond Investors Guarantee
CGIC  --  Capital Guaranty Insurance  Company
FGIC  --  Financial  Guarantee  Insurance  Corporation
FHA   --  Federal Housing Authority
FNMA  --  Federal National  Mortgage  Association
FSA   --  Financial  Security Assurance
GNMA  --  Government  National Mortgage  Association
MBIA  --  Municipal Bond Investors  Assurance

(d) The following  abbreviations may
be used in the portfolio descriptions:

A.M.T.    --    Alternative Minimum Tax-- As of June 30, 1998, the value of securities subject to alternative minimum tax represented 14.5%
                of net assets.
B.A.N.    --    Bond Anticipation Note
C.P.      --    Commercial Paper
R.A.N.    --    Revenue Anticipation Note
T.A.N.    --    Tax Anticipation Note
T.R.A.N.  --    Tax & Revenue Anticipation Note
V.R.      --    Variable Rate
V.R.D.B.  --    Variable Rate Demand Bond
V.R.D.N.  --    Variable Rate Demand Note

(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1998.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline
(increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 1998. Inverse floaters in the aggregate represent 4.4% of the Fund's net assets as of June 30, 1998.

(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) Partially  pledged as initial  deposit on the  following  open interest rate futures  contracts  (see Note 5 to the financial  statements):
Type of security                           Notional amount

Purchase contracts

Municipal Bonds Sept. 1998                      $4,000,000


(i) Non-income producing. Items identified are in default as to payment of interest and/or principal.

(j) At June 30, 1998, the cost of securities for federal income tax purposes was $377,222,580 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation ...................................$31,926,458
Unrealized depreciation ......................................(132,259)

Net unrealized appreciation............................... $31,794,199


      IDS New York Tax-Exempt Fund
      June 30, 1998



                                                                           (Percentages represent value of
                                                                        investments compared to net assets)


 Municipal bonds (98.2%)


Name of issuer                                                    Coupon           Principal           Value(a)
and title of issue (b,c,d)                                          rate             amount

 Albany County Airport Authority Revenue Bonds
    Series 1997 (FSA Insured) A.M.T.
       12-15-19                                                   5.50%            $250,000(g)        $258,153
 Broome County Certificates of Participation
    Public Safety Facility Series 1994 (MBIA Insured)
       04-01-22                                                   5.25            2,650,000          2,653,127
 Buffalo Municipal Water Finance Authority Water
    System Refunding Revenue Bonds Series 1998B
    (FGIC Insured)
       07-01-19                                                   5.00            1,000,000            979,630
 Buffalo Municipal Water Agency Authority Water
    System Revenue Bonds Series 1995 (FGIC Insured)
       07-01-25                                                   5.00            1,000,000            973,980
 Buffalo School Serial Bonds Series 1997B
    (AMBAC Insured)
       02-01-16                                                   5.375             500,000            512,765
 Erie County Unlimited Tax General Obligation Bonds
    Series 1995B (FGIC Insured)
       06-15-25                                                   5.50              700,000            721,945
 Erie County Water Authority 4th Resolution Water
    Refunding Revenue Bonds Zero Coupon Series 1992
    (AMBAC Insured)

       12-01-17                                                   7.30            1,215,000(e)         302,705
 Erie County Water Authority Water Works System
    Revenue Bonds Series 1990A Escrowed to Maturity
    (AMBAC Insured)
       12-01-08                                                   6.00            1,765,000          1,939,170
 Fallsburg Sullivan County Unlimited Tax General
    Obligation Improvement Pre-refunded Bonds
    Series 1991 (AMBAC Insured)
       04-01-11                                                   7.05              325,000            357,026
       04-01-12                                                   7.05              325,000            357,026
       04-01-13                                                   7.05              325,000            357,026
       04-01-14                                                   7.05              325,000            357,026
 Great Neck North Water Authority Water System
    Pre-refunded Revenue Bonds Series 1989A
       01-01-20                                                   6.00            1,415,000          1,459,006
 Metropolitan Transportation Authority Commuter
    Facilities Revenue Bonds Series 1997B
    (AMBAC Insured)
       07-01-24                                                   5.125           1,000,000            986,560
 Metropolitan Transportation Authority Commuter
    Facilities Service Contract Refunding Bonds
    5th Series 1987
       07-01-16                                                   6.50            1,775,000          1,901,096
 Metropolitan Transportation Authority Transportation
    Facilities Revenue Bonds Series 1998A
    (MBIA Insured)
       07-01-24                                                   4.75            1,500,000          1,418,653
 Monroe County Utility General Obligation
    Pre-refunded Bonds Water Improvement System
       12-01-08                                                   7.10              500,000            517,140
       12-01-09                                                   7.10              500,000            517,140

 Municipal Assistance Troy General Revenue Bonds
    Series 1996A (MBIA Insured)
       01-15-22                                                   5.00            1,250,000          1,219,562
 New York & New Jersey Port Authority Special
    Obligation Revenue Bonds KIAC Partners
    4th Series 1996
       10-01-19                                                   6.75            1,500,000          1,653,105
 New York City General Obligation Bonds
    Series 1996J
       02-15-19                                                   5.875           1,000,000          1,055,970
 New York City Industrial Development Agency
    Civil Facility Lease Revenue Bonds Series 1997
       08-01-16                                                   5.80            1,000,000          1,048,750
 New York City Industrial Development Agency
    Civil Facility Lease Revenue Bonds Series 1997
    (MBIA Insured)
       06-01-17                                                   5.25            1,000,000          1,011,560
       06-15-27                                                   5.25            1,000,000          1,002,450
 New York City Industrial Development Agency
    Civil Facility Revenue Bonds Series 1993
       07-01-23                                                   5.375           2,000,000          2,025,000
 New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds
    Series 1994B Inverse Floater (MBIA Insured)
       06-15-09                                                   6.47            2,000,000(f)       2,140,000
 New York City Municipal Water Finance Authority
    Water & Sewer System Revenue Bonds
    Series 1996B (MBIA Insured)
       06-15-26                                                   5.75              500,000            527,540
 New York City Pre-refunded Unlimited General
    Obligation Bonds Series 1994B-1
       08-15-16                                                   7.00              275,000            318,480
 New York City Transitional Finance Authority
    Future Tax Secured Revenue Bonds Sales Tax
    Series 1998B
       11-15-23                                                   4.75            1,500,000          1,409,415
 New York City Un-refunded Balance Unlimited
    General Obligation Bonds Series 1994B-1
       08-15-16                                                   7.00            1,225,000          1,412,952
 New York City Unlimited Tax General Obligation
    Bonds Series 1996G
       02-01-17                                                   5.75            1,500,000          1,568,505
 New York City Water Finance Authority Water &
    Sewer System Pre-refunded Revenue Bonds
    Series 1989A (FGIC Insured)
       06-15-14                                                   6.75            1,750,000          1,826,877
 North Hempstead Nassau County Various Purpose
    Bonds Series 1998A (FGIC Insured)
       01-15-23                                                   4.75            1,000,000            943,280
 State Dormitory Authority City University System
    Consolidated 3rd Resolution Revenue Bonds
    2nd Series 1994 (MBIA Insured)

       07-01-19                                                   6.25            1,500,000          1,637,565
 State Dormitory Authority City University System
    Revenue Bonds Series 1993A
       07-01-13                                                   5.75            3,000,000          3,238,800

 State Dormitory Authority College Revenue Bonds
    Series 1996 (AMBAC Insured)
       07-01-16                                                   5.25            1,140,000          1,156,177
 State Dormitory Authority Nursing Home Revenue
    Bonds Frances Schervier Home Series 1997
    Asset Guaranty
       07-01-17                                                   5.50            1,000,000          1,024,890
 State Dormitory Authority Revenue Bonds Culinary
    Institute of America Series 1997 (MBIA Insured)
       07-01-17                                                   5.00              500,000            492,170
 State Dormitory Authority Revenue Bonds Nyack
    Hospital Series 1996
       07-01-13                                                   6.25            1,000,000          1,073,020
 State Dormitory Authority State University Education
    Facility Cooper Union Insured College Revenue
    Bonds Series 1996 (AMBAC Insured)
       07-01-20                                                   5.375             860,000            875,652
 State Dormitory Authority State University Education
    Facility Pre-refunded Revenue Bonds Series 1990A
       05-15-12                                                   7.70            1,750,000          1,903,387
 State Dormitory Authority State University Education
    Facility Refunding Revenue Bonds Series 1990B
       05-15-11                                                   7.50            1,900,000          2,316,328
 State Dormitory Authority State University Education
    Facility Revenue Bonds (Secondary AMBAC Insured)
       05-15-15                                                   5.25            1,000,000          1,042,150
       05-15-19                                                   5.50            2,000,000          2,136,620
 State Energy Research & Development Authority
    Electric Facilities Revenue Bonds Consolidated
    Edison Series 1990A A.M.T.
       07-01-25                                                   7.50            5,000,000(g)       5,202,300
 State Energy Research & Development Authority
    Gas Facilities Industrial Development Revenue
    Bonds Series 1996 (MBIA Insured)
       01-01-21                                                   5.50            2,000,000          2,065,740
 State Energy  Research &  Development  Authority
    Pollution  Control  Refundi  Revenue Bonds
    Rochester Gas & Electric (MBIA Insured) A.M.T.
       05-15-32                                                   6.50            2,500,000          2,703,025
 State Energy Research & Development Authority
    Solid Waste Development Revenue Bonds
    State Gas & Electric Company Series 1993A
    (MBIA Insured) A.M.T.
       12-01-28                                                   5.70            3,000,000          3,111,780
 State Environmental Facility State Water & Pollution
    Control Revolving Fund Revenue Bonds New York
    City Municipal Water Finance Authority
    Series 1990A
       06-15-12                                                   7.50            3,000,000          3,246,000
 State Local Government Assistance Bonds
    Series 1992C
       04-01-22                                                   5.50            1,500,000          1,518,090
 State Local Government Assistance Pre-refunded
    Bonds Series 1991A
       04-01-16                                                   7.00            4,000,000          4,384,560

 State Local Government Assistance Sales Tax
    Refunding Revenue Bonds Series 1997B
    (MBIA Insured)
       04-01-20                                                   4.875%         $1,000,000           $965,460
 State Medical Care Facility Finance Agency
    Hospital & Nursing Home Mortgage Pre-refunded
    Revenue Bonds Montefiore Hospital
       02-15-24                                                   7.25            1,400,000          1,458,646
 State Medical Care Facility Finance Agency Mental
    Health Services Facility Improving Refunding
    Revenue Bonds Series 1993F
    (Secondary FSA Insured)
       02-15-14                                                   5.375           1,000,000(g)       1,019,660
 State Medical Care Facility Finance Agency Mental
    Health Services Facility Improving Refunding
    Revenue Bonds Series 1994A
    (Secondary FSA Insured)
       08-15-23                                                   5.25            1,500,000          1,499,910
 State Medical Care Facility Finance Agency
    Pre-refunded Revenue Bonds Buffalo General
    Hospital Series 1988C (FHA Insured)
       02-15-22                                                   7.70            1,950,000          1,998,555
 State Mortgage Agency Homeowner Mortgage
    Revenue Bonds 27th Series 1992

       04-01-15                                                   6.90            3,000,000          3,229,530
 State Mortgage Agency Homeowner Mortgage
    Revenue Bonds Series 1991TT
       04-01-15                                                   7.50            4,000,000          4,289,320
 State Mortgage Agency Revenue Bonds
    9th Series 1986
       04-01-17                                                   7.30              970,000            975,510
 State Thruway Authority Local Highway & Bridge
    Service Contract Pre-refunded Bonds Series 1991
       01-01-11                                                   6.00            2,500,000          2,621,000
 State Urban Development Correctional Capital
    Facilities Refunding Revenue Bonds Series 1993A
       01-01-21                                                   5.25            2,500,000          2,470,725
 State Urban Development Correctional Capital
    Facilities Revenue Bonds 5th Series 1995
    (MBIA Insured)
       01-01-25                                                   5.50              750,000            772,575
 State Urban Development Correctional Facilities
    Pre-refunded Revenue Bonds 1st Series 1990
    (FSA Insured)
       01-01-20                                                   7.50            4,500,000          4,826,025
 State Urban Development Revenue Bonds Higher
    Education Applied Technology Grants Series 1995
    (MBIA Insured)
       04-01-15                                                   5.75            1,000,000          1,059,830

 Triborough Bridge & Tunnel Authority General
    Purpose Pre-refunded Revenue Bonds Series 1990S
       01-01-21                                                   7.00            3,000,000          3,255,330
 Triborough Bridge & Tunnel Authority Special
    Obligation Refunding Bonds Series 1991B
    (FGIC Insured)
       01-01-15                                                   6.875           2,000,000          2,158,920
 United Nations Development Senior Lien
    Pre-refunded Revenue Bonds Series 1992A
       07-01-26                                                   6.00            4,500,000          4,958,820
 Utica Industrial Development Agency Civic Facility
    Revenue Bonds Series 1996A (MBIA Insured)
       07-15-16                                                   5.50              750,000            770,400

 Total municipal bonds
 (Cost: $103,106,602)                                                                             $113,191,090


 Total investments in securities
 (Cost: $103,106,602)(h)                                                                         $113,191,090

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                    (Unaudited)
Rating                                06-30-98                   06-30-97

AAA                                       66%                        58%
AA                                        12                         13
A                                         10                         12
BBB                                       11                         16
BB and below                               1                          1
Non-rated                                 --                         --

Total                                    100%                       100%


(c) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA       --    ACA Financial Guaranty Corporation
AMBAC     --    American Municipal Bond Association Corporation
BIG       --    Bond Investors Guarantee
CGIC      --    Capital Guaranty Insurance Company
FGIC      --    Financial Guarantee Insurance Corporation
FHA       --    Federal Housing Authority
FNMA      --    Federal National Mortgage Association
FSA       --    Financial Security Assurance
GNMA      --    Government National Mortgage Association
MBIA      --    Municipal Bond Investors Assurance

(d) The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --    Alternative Minimum Tax-- As of June 30, 1998, the value of securities subject to alternative minimum tax represented 9.8%
                of net assets.
B.A.N.    --    Bond Anticipation Note
C.P.      --    Commercial Paper
R.A.N.    --    Revenue Anticipation Note
T.A.N.    --    Tax Anticipation Note
T.R.A.N.  --    Tax & Revenue Anticipation Note
V.R.      --    Variable Rate
V.R.D.B.  --    Variable Rate Demand Bond
V.R.D.N.  --    Variable Rate Demand Note

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline
(increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 1998. Inverse floaters in the aggregate represent 1.9% of the Fund's net assets as of June 30, 1998.

(g) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                    Notional amount

Purchase contracts
Municipal Bonds Sept. 1998                               $4,000,000


(h) At June 30, 1998, the cost of securities for federal income tax purposes was $103,033,901 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation ..................................$10,212,701
Unrealized depreciation ......................................(55,512)

Net unrealized appreciation.............................. $10,157,189


      IDS Ohio Tax-Exempt Fund
      June 30, 1998

                                                                           (Percentages represent value of
                                                                        investments compared to net assets)

 Municipal bonds (97.9%)

Name of issuer                                                    Coupon           Principal           Value(a)
and title of issue (b,c,d)                                          rate             amount

 Barberton Limited Tax Various Purpose
    General Obligation Bonds 1st Series 1989
       12-01-09                                                   7.35%            $700,000           $745,752
 Bellefontaine Hospital Facility
    Refunding Revenue Bonds
    Mary Rutan Health Association of Logan County
    Series 1993
       12-01-13                                                   6.00            1,000,000          1,045,550
 Buckeye Valley Local School District Improvement
    Unlimited Tax General Obligation Bonds
    Series 1995A (MBIA Insured)
       12-01-20                                                   5.25            1,000,000          1,001,430
 Butler County Hospital Facility Improvement
    Refunding Revenue Bonds
    Fort Hamilton-Hughes Memorial Center
    Series 1991
       01-01-10                                                   7.50            1,750,000          1,898,698
 Butler County Transportation District Highway
    Improvement Transit Revenue Bonds
    Series 1997A (FSA Insured)
       04-01-17                                                   5.125           1,000,000            998,250
 Carroll Water & Sewer District
    Water System Improvement Unlimited Tax
    General Obligation Bonds
       12-01-10                                                   6.25            1,455,000          1,498,362
 Celina Local School District
    Unlimited General Obligation Bonds
    Series 1996 (FGIC Insured)
       12-01-20                                                   5.25            1,000,000          1,001,430

 Clermont County Hospital Facility Revenue Bonds
    Mercy Health System Province of Cincinnati
    Series 1989A (AMBAC Insured)
       09-01-19                                                   7.50              750,000            803,517
 Cleveland Airport Systems Revenue Bonds
    Series 1990A (MBIA Insured) A.M.T.
       01-01-20                                                   7.40              500,000            535,275
 Cleveland Waterworks Improvement 1st Mortgage
    Refunding Revenue Bonds
    Series F 1992B (AMBAC Insured)
       01-01-16                                                   6.25            1,000,000(e)       1,077,980
 Cleveland Waterworks Improvement 1st Mortgage
    Revenue Bonds Series 1987E
       01-01-17                                                   6.00              200,000            200,124
 Columbus Municipal Airport Authority
    Airport Improvement Revenue Bonds
    Port Columbus Series 1998B (AMBAC Insured)
       01-01-18                                                   5.00            1,000,000            979,270
 Coshocton County Solid Waste Disposal
    Refunding Revenue Bonds
    Stone Container Series 1992
       08-01-13                                                   7.875           1,000,000          1,108,270
 Cuyahoga County Health Care Facilities
    Refunding Revenue Bonds
    Judson Retirement Community Series A
       11-15-18                                                   7.25            1,000,000          1,094,830

 Cuyahoga County Hospital Improvement Revenue Bonds
    Mount Sinai Medical Center Series 1991
    (AMBAC Insured)
       11-15-21                                                   6.625             600,000            659,124
 Cuyahoga County Hospital Improvement Revenue Bonds
    University Hospitals Health System
    Series 1992 (AMBAC Insured)
       01-15-11                                                   6.50              500,000            539,050
 Cuyahoga County Hospital Refunding Revenue Bonds
    Cleveland Clinic Foundation Series 1992 (MBIA Insured)
       11-15-11                                                   5.50            1,500,000          1,562,835
 Cuyahoga County Hospital Revenue Bonds
    Meridia Health Series 1991
       08-15-23                                                   7.00            1,000,000          1,104,290
 Cuyahoga County Limited Tax General Obligation Bonds
       05-15-13                                                   5.60              500,000            544,375
 Delaware County Sewer Improvement Limited Tax
    General Obligation Bonds
       12-01-15                                                   5.25            1,000,000          1,012,170
 Dover Limited Tax Improvement
    General Obligation Bonds Municipal Sewer System
       12-01-09                                                   7.10            1,000,000          1,061,170
 Elyria Limited Tax Improvement General Obligation
    Recreation Facility Bonds
       12-01-09                                                   7.10              715,000            760,274
 Erie County Hospital Improvement Refunding
    Revenue Bonds Firelands Community Hospital Series 1992
       01-01-15                                                   6.75            2,000,000(e)       2,175,840
 Franklin County Convention Facilities Authority
    Tax & Lease Revenue Anticipation
    Pre-refunded Bonds (MBIA Insured)
       12-01-19                                                   7.00            1,500,000          1,633,005
 Franklin County Multi-family Housing
    Revenue Refunding Bonds
    West Bay Apartments
       12-01-25                                                   6.375           1,000,000          1,000,000
 Hamilton County Sales Tax Revenue Bonds
    Hamilton County Football
    Series 1998A (MBIA Insured)
       12-01-17                                                   4.75            1,000,000            954,770
 Highland Heights Limited Tax Improvement
    General Obligation Street Bonds
       12-01-08                                                   7.75              400,000            414,136
 Hilliard County School District Unlimited Tax
    General Obligation Bonds Series A (FGIC Insured)
       12-01-20                                                   5.00            1,000,000            980,150
 Lakota Local School District Butler County School
    Unlimited Tax Improvement Bonds
       12-01-12                                                   7.00              500,000            522,685
 Lakota Local School District Butler County School
    Unlimited Tax Improvement Pre-refunded Bonds
       12-01-11                                                   7.90              200,000            203,590

 Lakota Local School District Unlimited Tax Improvement
    General Obligation Bonds (AMBAC Insured)
       12-01-14                                                   6.25            2,000,000          2,248,120
 Lorain County Hospital Facilities Refunding Revenue Bonds
    EMH Regional Medical Center

    Series 1995 (AMBAC Insured)
       11-01-21                                                   5.375           2,000,000          2,024,000
 Lorain County Independent Living & Hospital Facilities
    Refunding Revenue Bonds Elyria United Methodist
    Series 1996C
       06-01-22                                                   6.875           1,000,000          1,102,650
 Marietta Sewer System Improvement Bonds (BIG Insured)
       11-01-07                                                   7.50              200,000            204,594
 Marion County Health Care Facilities
    Improvement Refunding Revenue Bonds
    United Church Homes Series 1993
       11-15-10                                                   6.375           1,000,000          1,060,460
 Marysville  Sewer System 1st Mortgage  Revenue  Bonds
    Series 1988 (BIG Insured) A.M.T.
       02-15-08                                                   7.85              400,000            409,496
 Marysville Water System Mortgage Revenue Bonds
    Series 1991 (MBIA Insured)
       12-01-21                                                   7.05            1,000,000          1,104,590
 Montgomery County Health Facilities Refunding
    Revenue Bonds Friendship Village Dayton Series 1990A
       02-01-16                                                   9.25            1,000,000          1,098,940
 Montgomery County Hospital Facility
    Refunding Revenue & Improvement Bonds
    Ketter Medical Center (MBIA Insured)
       04-01-26                                                   5.50            1,000,000          1,031,130
 Montgomery County Water Revenue Bonds
    Greater Moraine-Beavercreek District (FGIC Insured)
       11-15-17                                                   6.25            1,000,000          1,091,040
 North Olmstead County General Obligation Bonds
    (AMBAC Insured)
       12-01-16                                                   5.00            1,500,000          1,491,015
       12-01-21                                                   5.00              200,000            195,936
 Oak Hills Local School District Unlimited Tax General
    Obligation Bonds Series 1997 (MBIA Insured)
       12-01-25                                                   5.125           1,000,000            989,060
 Orrville Electric System Refunding Revenue
    & Improvement Mortgage Bonds
    Series 1997 (AMBAC Insured)
       12-01-17                                                   5.10            1,000,000            995,690
 Parma Hospital Improvement Revenue Bonds
    Parma Community General Hospital
    Series 1989B (MBIA Insured)
       11-15-13                                                   7.125             500,000            515,405
 Pickerington Local School District Unlimited Tax
    General Obligation Pre-refunded Bonds (AMBAC Insured)
       12-01-13                                                   7.00            1,000,000          1,088,670
 Rural Loraine County Water Authority Water Resource
    Improvement Pre-refunded Revenue Bonds
    Series 1991 (AMBAC Insured)
       10-01-11                                                   7.00            1,000,000          1,097,750

 Southwest Local School District Hamilton
    & Butler Counties School Unlimited Tax
    Improvement Bonds (AMBAC Insured)
       12-01-10                                                   7.65              500,000            541,505
 Stark County Health Care Facilities
    Refunding Revenue Bonds
    Rose Land Incorporated (FHA & GNMA Insured)
       07-20-33                                                   5.45              215,000            215,191
 State Air Quality Development Authority
    Refunding Revenue Bonds
    JMG Funding Limited Partnership
    (AMBAC Insured) A.M.T.
       04-01-29                                                   6.375             500,000            545,800
 State Air Quality Development Authority
    Refunding Revenue Bonds
    Series 1994 (AMBAC Insured) A.M.T.
       01-01-29                                                   6.375           2,000,000          2,183,200
 State Air Quality Development Authority
    Revenue Bonds Columbus & Southern
    Series A (FGIC Insured)
       12-01-20                                                   6.375           1,000,000          1,086,150
 State Building Authority Local Jail Grant Bonds
    Series 1989A (MBIA Insured)
       04-01-09                                                   7.35              500,000            538,520
 State Building Authority State Facility Pre-refunded Bonds
    Columbus State Office Building Series 1985C
       10-01-05                                                   7.35            1,000,000          1,073,240
 State Higher Educational Facility Pre-refunded Revenue Bonds
    Oberlin College Series 1989
       10-01-14                                                   7.375             500,000            531,485
 State Housing Finance Agency Mortgage  Revenue Bonds  Aristocrat  South Board &
    Care Series 1991A (FHA Insured) A.M.T.

       08-01-31                                                   7.30            1,500,000          1,585,470
 State Housing Finance Agency Single Family Mortgage  Revenue Bonds Series 1990A
    (GNMA Insured) A.M.T.
       03-01-30                                                   7.80              385,000            401,967
 State Housing Finance Agency Single Family Mortgage  Revenue Bonds Series 1990C
    (GNMA Insured) A.M.T.
       09-01-21                                                   7.85              665,000            702,965
 State Municipal Electric Generation Agency
    Revenue Bonds Joint Venture  5 (AMBAC Insured)
       02-15-24                                                   5.375           2,000,000          2,024,860
 State Turnpike Revenue Bonds Series A
       02-15-24                                                   5.75            1,000,000          1,056,730
 State Turnpike Revenue Bonds Series A (MBIA Insured)
       02-15-26                                                   5.50            1,000,000          1,035,450
 State Valley School District School Improvement Unlimited Tax
    General Obligation Bonds Adams & Highland Counties
    Series 1995 (MBIA Insured)
       12-01-21                                                   5.25            2,000,000          2,002,860
 State Water & Air Quality Development Authority
    Pollution Control Refunding Revenue Bonds
    Cleveland Electric Illuminating Series 1995
       08-01-25                                                   7.70            1,000,000          1,145,670

 State Water Development Authority Pollution Control
    Refunding Revenue Bonds Toledo Edison
    Series 1994A A.M.T.
       10-01-23                                                   8.00            1,000,000          1,150,630
 State Water Development Authority Water Development
    Refunding Revenue Bonds Pure Water (AMBAC Insured)
       12-01-18                                                   5.50              750,000            770,760
 State Water Development Solid Waste Disposal
    Revenue Bonds Northstar BHP Steel LLC-Cargill
    Series 1995 A.M.T.
       09-01-20                                                   6.30              500,000(e)         542,895
 Summit County Industrial Development Revenue Bonds
    Century Products
       11-01-05                                                   7.75              100,000            102,552
 Sycamore Board of Education Community School District
    Hamilton County School Improvement Bonds
       12-01-09                                                   6.50              500,000            519,455
 University of Cincinnati Certificates of Participation
    Student Recreation Center (MBIA Insured)
       06-01-24                                                   5.125           1,000,000            985,150
 University of Cincinnati General Receipt
    Pre-refunded Bonds Series I-1
       06-01-10                                                   7.10              750,000            787,950
 University of Toledo General Receipt
    Pre-refunded Bonds Series 1990 (MBIA Insured)
       06-01-20                                                   7.125             500,000            538,905
 Warren County Various Purpose Limited Tax
    General Obligation Bonds Series 1992
       12-01-12                                                   6.10              500,000            569,865
 Whitehall City School District Franklin County Unlimited Tax
    Improvement General Obligation
    Pre-refunded Revenue Bonds
       12-01-13                                                   7.25              500,000            533,890
 Youngstown State University General Receipts
    College Revenue Bonds Series 1998 (AMBAC Insured)
       12-15-16                                                   4.75            1,000,000            959,590


 Total municipal bonds
 (Cost: $65,345,401)                                                                              $70,997,453

 Short-term securities (2.5%)

Issuer (d,f)                                                    Effective           Amount             Value(a)
                                                                    yield       payable at
                                                                                  maturity

 Cuyahoga County Economic Development
    Revenue Bonds The Cleveland Orchestra V.R.
       04-01-28                                                    3.70%          $700,000            $700,000
 State Air Quality Development Authority Revenue Bonds
    Cincinnati Gas & Electric
    Series A V.R.
       09-01-30                                                    3.70            800,000             800,000
 State Air Quality Development Authority Revenue Bonds
    Cincinati Gas & Electric
    Series 1985B V.R.
       12-01-15                                                    3.80            300,000             300,000

 Total short-term securities

 (Cost: $1,800,000)     $1,800,000


 Total investments in securities
  (Cost: $67,145,401)(g)                                                                           $72,797,453

 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                                 (Unaudited)
Rating                              6-30-98                    6-30-97

AAA                                    67%                        64%
AA                                      9                          9
A                                       7                          9
BBB                                    10                         10
BB and below                            6                          8
Non-rated                               1                         --

Total                                 100%                       100%


(c) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA       --    ACA Financial Guaranty Corporation
AMBAC     --    American Municipal Bond Association Corporation
BIG       --    Bond Investors Guarantee
CGIC      --    Capital Guaranty Insurance Company
FGIC      --    Financial Guarantee Insurance Corporation
FHA       --    Federal Housing Authority
FNMA      --    Federal National Mortgage Association
FSA       --    Financial Security Assurance
GNMA      --    Government National Mortgage Association
MBIA      --    Municipal Bond Investors Assurance

(d) The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --    Alternative Minimum Tax-- As of June 30, 1998, the value of securities subject to alternative minimum tax represented 11.1%
                of net assets.
B.A.N.    --    Bond Anticipation Note
C.P.      --    Commercial Paper
R.A.N.    --    Revenue Anticipation Note
T.A.N.    --    Tax Anticipation Note
T.R.A.N.  --    Tax & Revenue Anticipation Note
V.R.      --    Variable Rate
V.R.D.B.  --    Variable Rate Demand Bond
V.R.D.N.  --    Variable Rate Demand Note

(e) Partially pledged as initial margin deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                                   Notional amount

Purchase contracts

Municipal Bonds Sept. 1998                              $1,500,000


(f) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1998.

(g) At June 30, 1998, the cost of securities for federal income tax purposes was $67,102,522 and the gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation ................................$5,742,197
Unrealized depreciation ...................................(47,266)

Net unrealized appreciation............................ $5,694,931


      Independent auditors' report

      The board and shareholders
      IDS Special Tax-Exempt Series Trust:

      We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Insured Tax-Exempt Fund (a fund within IDS Special Tax-Exempt Series Trust) as of June 30, 1998, and the related statement of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the nine-year period ended June 30, 1998, the six months ended June 30, 1989, and the year ended December 31, 1988. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Insured Tax-Exempt Fund at June 30, 1998, and the results of its operations, changes in its net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



     /s/KPMG Peat Marwick LLP
      KPMG Peat Marwick LLP
      Minneapolis, Minnesota
      August 7, 1998


FINANCIALS FOR INSURED TAX-EXEMPT

            Financial statements

            Statement of assets and liabilities
            IDS Insured Tax-Exempt Fund
            June 30, 1998

            Assets
            Investments in securities, at value (Note 1)
                        (identified cost $447,613,636)                                          $494,863,169
            Cash in bank on demand deposit                                                            18,677
            Accrued interest receivable                                                            8,164,235
            Receivable for investment securities sold                                                 14,063
                                                                                                      ------
            Total assets                                                                         503,060,144
                                                                                                 -----------
            Liabilities
            Dividends payable to shareholders                                                        338,091
            Payable for investment securities purchased                                            3,748,010
            Accrued investment management services fee                                                 6,151
            Accrued distribution fee                                                                     912
            Accrued service fee                                                                        2,392
            Accrued transfer agency fee                                                                  563
            Accrued administrative services fee                                                          546
            Other accrued expenses                                                                    40,227
                                                                                                      ------
            Total liabilities                                                                      4,136,892
                                                                                                   ---------
            Net assets applicable to outstanding shares                                         $498,923,252
                                                                                                ============
            Represented by
            Shares of beneficial interest-- $.01 par value (Note 1)                             $    886,377
            Additional paid-in capital                                                           464,471,187
            Undistributed net investment income                                                        9,195
            Accumulated net realized gain (loss)                                                 (13,731,009)
            Unrealized appreciation (depreciation) on investments (Note 5)                        47,287,502
                                                                                                  ----------
            Total -- representing net assets applicable to outstanding shares                   $498,923,252
                                                                                                ============
            Net assets applicable to outstanding shares:    Class A                             $454,727,870
                                                            Class B                             $ 44,194,141
                                                            Class Y                                    1,241
            Net asset value per share of outstanding shares:   Class A shares   80,785,440      $       5.63
                                                               Class B shares    7,852,034      $       5.63
                                                               Class Y shares          220      $       5.64
            See accompanying notes to financial statements.



            Statement of operations
            IDS Insured Tax-Exempt Fund
            Year ended June 30, 1998

            Investment income
            Income:
            Interest                                                               $28,937,362
                                                                                   -----------
            Expenses (Note 2):
            Investment management services fee                                       2,244,150
            Distribution fee -- Class B                                                283,583
            Transfer agency fee                                                        211,845
            Incremental transfer agency fee -- Class B                                   1,206
            Service fee
                        Class A                                                        797,021
                        Class B                                                         65,567
            Administrative services fees and expenses                                  205,702
            Compensation of board members                                                8,789
            Custodian fees                                                              27,317
            Postage                                                                     21,375
            Registration fees                                                           39,871
            Reports to shareholders                                                      4,249
            Audit fees                                                                  18,000
            Other                                                                          609
                                                                                           ---
            Total expenses                                                           3,929,284
                        Earnings credits on cash balances (Note 2)                     (72,114)
                                                                                       -------
            Total net expenses                                                       3,857,170
                                                                                     ---------
            Investment income (loss)-- net                                          25,080,192
                                                                                    ----------
            Realized and unrealized gain (loss)-- net
            Net realized gain (loss) on:
                        Security transactions (Note 3)                               2,085,021
                        Financial futures contracts                                 (1,726,452)
                                                                                    ----------
            Net realized gain (loss) on investments                                    358,569
            Net change in unrealized appreciation (depreciation) on investments     10,861,233
                                                                                    ----------
            Net gain (loss) on investments                                          11,219,802
                                                                                    ----------
            Net increase (decrease) in net assets resulting from operations        $36,299,994
                                                                                   ===========


            See accompanying notes to financial statements.



            Financial statements

            Statements of changes in net assets
            IDS Insured Tax-Exempt Fund
            Year ended June 30,

            Operations and distributions
                                                                                          1998            1997
            Investment income (loss) -- net                                       $ 25,080,192    $ 27,183,042
            Net realized gain (loss) on investments                                    358,569      (1,176,907)
            Net change in unrealized appreciation (depreciation) on investments     10,861,233       8,442,998
                                                                                    ----------       ---------
            Net increase (decrease) in net assets resulting from operations         36,299,994      34,449,133
                                                                                    ----------      ----------
            Distributions to shareholders from:
                        Net investment income
                                    Class A                                        (23,865,771)    (25,736,641)
                                    Class B                                         (1,669,839)     (1,211,996)
                                    Class Y                                                (64)            (63)
                                                                                           ---             ---
            Total distributions                                                    (25,535,674)    (26,948,700)
                                                                                   -----------     -----------
            Share transactions (Note 4)
            Proceeds from sales
                        Class A shares (Note 2)                                     40,050,443      34,091,690
                        Class B shares                                              15,365,511      13,289,699
            Reinvestment of distributions at net asset value
                        Class A shares                                              16,237,196      17,755,994
                        Class B shares                                               1,264,769         932,161
                        Class Y shares                                                      63              63
            Payments for redemptions
                        Class A shares                                             (73,881,447)    (87,518,045)
                        Class B shares (Note 2)                                     (4,572,619)     (3,979,528)
                                                                                    ----------      ----------
            Increase (decrease) in net assets from share transactions               (5,536,084)    (25,427,966)
                                                                                    ----------     -----------
            Total increase (decrease) in net assets                                  5,228,236     (17,927,533)
            Net assets at beginning of year                                        493,695,016     511,622,549
                                                                                   -----------     -----------
            Net assets at end of year                                             $498,923,252    $493,695,016
                                                                                  ------------    ------------
            Undistributed net investment income                                   $      9,195    $    438,514
                                                                                  ------------    ------------


            See accompanying notes to financial statements.


      Notes to financial statements

      IDS Insured Tax-Exempt Fund

1

Summary of
significant
accounting policies

      IDS Special Tax-Exempt Series Trust was organized as a Massachusetts business trust April 7, 1986. IDS Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including IDS Insured Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has unlimited authorized shares of beneficial interest.

      The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change. The Fund offers Class A, Class B and Class Y shares. Class A shares are sold with a front-end sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A shares during the ninth calendar year of ownership. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

      All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee, transfer agency fee and service fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

      Significant accounting policies followed by the Fund are summarized below:

      Use of estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

      Valuation of securities

      All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

      Option transactions

      In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, the Fund may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the other party.

      Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Futures transactions

      In order to gain exposure to or protect itself from changes in the market, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

      Federal taxes

      Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

      Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

      On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $26,163 and accumulated net realized loss has been decreased by $26,163.

      Dividends to shareholders

      Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

      Other

      Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

      At June 30, 1998, American Express Financial Corporation (AEFC) owned 220 Class Y shares.

2

Expenses and
sales charges

      Effective March 20, 1995, the Fund entered into agreements with AEFC for managing its portfolio and providing administrative services. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

      Under its Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. Additional administrative service expenses paid by the Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, and any other expenses properly payable by the Fund and approved by the board.

      Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

      o     Class A $15.50

      o     Class B $16.50

      o     Class Y $15.50

      Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

      Under a Shareholder Service Agreement, the Fund pays a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.175% of the Fund's average daily net assets attributable to Class A and Class B shares and 0.10% of the Fund's average daily net assets attributable to Class Y shares.

      Sales charges received by American Express Financial Advisors Inc. for distributing Fund shares were $976,599 for Class A and $52,041 for Class B for the year ended June 30, 1998.

      During the year ended June 30, 1998, the Fund's custodian and transfer agency fees were reduced by $72,114 as a result of earnings credits from overnight cash balances.

3
Securities
transactions

      Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $83,279,527 and $94,951,368, respectively, for the year ended June 30, 1998. Realized gains and losses are determined on an identified cost basis.

4
Share
transactions

      Transactions in shares of the Fund for the years indicated are as follows:

                                         Year ended June 30, 1998
                                     Class A      Class B     Class Y
Sold                               7,152,603    2,743,185          --
Issued for reinvested              2,900,525      225,893          12
  distributions
Redeemed                         (13,187,728)    (816,165)         --
Net increase (decrease)           (3,134,600)   2,152,913          12

                                        Year ended June 30, 1997
                                     Class A      Class B     Class Y
Sold                               6,218,449    2,423,964          --
Issued for reinvested              3,241,482      170,206          11
  distributions
Redeemed                         (15,964,818)    (726,159)         --
Net increase (decrease)           (6,504,887)   1,868,011          11

5
Interest rate
futures contracts

      At June 30, 1998, investments in securities included securities valued at $6,473,561 that were pledged as collateral to cover initial margin deposits on 45 open purchase contracts. The market value of the open purchase contracts at June 30, 1998, was $5,601,094 with a net unrealized gain of $37,969. See "Summary of significant accounting policies."

6
Financial
highlights

      "Financial highlights" showing per share data and selected information is presented on pages 7 and 8 of the prospectus.

      Investments in securities

      IDS Insured Tax-Exempt Fund
      June 30, 1998

                                                       (Percentages represent
                                                         value of investments
                                                       compared to net assets)

Municipal bonds (98.7%)
Name of issuer and       Coupon      Principal   Value(a)
title of issue (b,c,d)   rate        amount

Alabama (0.7%)
Mobile General Obligation Capital Improvement
  Warrants Convention Center Pre-refunded Bonds
  Series 1990 (AMBAC Insured)
           08-15-20    7.125%      $3,000,000              $3,250,230

  Alaska (1.8%)
  North Slope Borough Capital Appreciation Unlimited
  General Obligation Bonds Zero Coupon
  Series 1995A (MBIA Insured)
            06-30-06    5.61        5,300,000(g)            3,689,330
  North Slope Borough General Obligation Bonds
  Zero Coupon Series 1996B (MBIA Insured)
            06-30-07    5.72        8,000,000(g)            5,298,880
                                                Total       8,988,210

  Arizona (1.5%)
  Chandler Water & Sewer Refunding Revenue Bonds
  Series 1991 (FGIC Insured)
            07-01-12    7.00        1,250,000               1,356,600
  Health Facilities Authority Hospital System
  Refunding Revenue Bonds Phoenix Baptist Hospital
  Series 1992 Escrowed to Maturity (MBIA Insured)
            09-01-11    6.25        1,650,000               1,835,113
  Phoenix Civic Improvement Wastewater System
  Lease Refunding Revenue Bonds
 (Secondary MBIA Insured)
            07-01-23    4.75        4,500,000               4,266,675
                                                Total       7,458,388

  Arkansas (0.3%)
  Jonesboro Residential Housing & Health Care
  Facilities Board St. Bernard's Regional Medical
  Center Hospital Construction Refunding Revenue
  Bonds (AMBAC Insured)
            07-01-16    5.90        1,200,000               1,289,868


  California (12.2%)
  Contra Costa Water District Revenue Bonds
  Series 1994G (MBIA Insured)
            10-01-19    5.50        4,675,000               4,821,515
  Delta Counties Home Mortgage Finance Authority
  Single Family Mortgage Revenue Bonds
  Series  1998A  (MBIA  Insured) A.M.T.
            09-01-98    5.50        1,500,000(i)            1,635,000
  Desert Sands Unified School District Convertible
  Capital Appreciation Certificate Zero Coupon
  Series 1995 (FSA Insured)
            03-01-01    6.45        3,000,000(h)            2,843,340
  Eastern Municipal Water District Riverside County
  Water & Sewer Pre-refunded Revenue
  Certificate of Participation Series 1991
 (FGIC Insured)
            07-01-20    6.50        5,460,000               5,952,601
  Fontana Unified School District San Bernardino
  County General Obligation Convertible Capital
  Appreciation Bonds Series 1990C (FGIC Insured)
            05-01-20    6.15        6,000,000               6,633,240
  Fresno Health Facilities Revenue Bonds
  Holy Cross-St. Agnes (Secondary MBIA Insured)
            06-01-21    6.625       2,000,000               2,187,700
  Los Angeles Department of Airports Revenue Bonds
  Los Angeles International Airport Series 1995D
 (FGIC Insured) A.M.T.
            05-15-15    5.50        2,000,000               2,059,280
  Los Angeles Department of Water & Power
  Waterworks Refunding Revenue Bonds
  Second Issue (Secondary FGIC Insured)
            05-15-23    4.50        2,000,000               1,813,520
  Northern California Transmission Select Auction
  Variable Rate Security & Residual Interest Revenue
  Bonds Inverse Floater (MBIA Insured)
            04-29-24    5.50        2,500,000(j)            2,576,775
  Oceanside Certificate of Participation Refunding
  Bonds Oceanside Civic Center (MBIA Insured)
            08-01-19    5.25        1,730,000               1,732,387
  Rural Home Mortgage Financing Authority
  Single Family Mortgage Revenue Bonds
  Series 1997A-3 (GNMA Insured) A.M.T.
            09-01-29    6.25        1,500,000               1,696,995
 San Diego County Certificate of Participation
 Regional Authority Bonds Mt. Tower Series 1991
 Inverse Floater (MBIA Insured)
            11-18-19    6.36        9,000,000(j)            9,662,220
 San Jose Redevelopment Agency Merged Area
 Redevelopment Tax Allocation Bonds Series 1993
(MBIA Insured)
            08-01-24    4.75        2,400,000               2,256,408
 San Jose Redevelopment Agency Tax
 Allocation Bonds Series 1997 (MBIA Insured)
            08-01-17    5.50        1,000,000               1,042,980
 San Mateo County Joint Power Financing Authority
 Lease Revenue Bonds San Mateo County Health
 Center Series 1994A (FSA Insured)
            07-15-22    5.75        1,500,000               1,577,760
 State Public Works Board Lease Revenue Bonds
 Department of Corrections Substance Abuse
 Treatment Facility & State Prison at Corcoran
 Series 1996A (AMBAC Insured)
            01-01-21    5.25        2,000,000               2,002,460
 State Public Works Board Lease Revenue Bonds
 University of California Series 1992A
(AMBAC Insured)
            12-01-16    6.40         2,000,000              2,225,320
 State Unlimited Tax General Obligation Bonds
(Secondary FGIC Insured)
            09-01-23    4.75         2,500,000              2,352,925
 Statewide Community Development Authority
 Certificate of Participation Sutter Health Obligated
 Group (MBIA Insured)
            08-15-22    5.50         5,750,000              5,928,480
                                               Total       61,000,906


 Colorado (1.8%)
 Denver City & County Airport Revenue Bonds
 Series 1995B (MBIA Insured) A.M.T.
            11-15-17    5.75         4,290,000(f)            4,488,970
 Douglas County School District General Obligation
 Improvement Bonds Series 1994A (MBIA Insured)
            12-15-16    6.50         1,500,000               1,678,635
 Larimer County School District R-1 Certificate of
 Participation Series 1997 (MBIA Insured)
            12-01-16    5.65         1,000,000(f)            1,058,610
 Larimer Weld & Boulder Counties School
 District R-2J Thompson Unlimited General
 Obligation Capital Appreciation Bonds
 Zero Coupon Series 1997 (FGIC Insured)
            12-15-11    5.45         2,000,000(g)            1,043,880
            12-15-12    5.50         1,400,000(g)              686,504
                                                 Total       8,956,599

 Delaware (0.2%)
 Health Facilities Authority Refunding Revenue
 Bonds Medical Center of Delaware Series 1989
(MBIA Insured)
            10-01-15    7.00         1,000,000               1,139,400

 District of Columbia (3.0%)
 Association of American Medical Colleges College
 Revenue Bonds Series 1997A (AMBAC Insured)
            02-15-27    5.375        2,500,000               2,538,550
 Metropolitan Washington Airports Authority Airport
 System Revenue Bonds Series 1992A
(MBIA Insured) A.M.T.
            10-01-19    6.625        9,420,000              10,307,458
 Unlimited Tax General Obligation Refunding Bonds
 Series 1993B-2 (FSA Insured)
            06-01-10    5.50         2,000,000               2,124,000
                                                Total       14,970,008
 Florida (1.7%)
 Alachua County Public Improvement Refunding
 Revenue Bonds (FSA Insured)
             08-01-21    5.125       2,000,000               1,979,880
 Department of Transportation Turnpike Revenue
 Bonds Series 1991A (AMBAC Insured)
             07-01-20    6.25        1,250,000               1,329,200
 Fort Myers Utility System Refunding Revenue Bonds
 Series 1989A (BIG Insured)
             10-01-19    6.00        2,000,000               2,044,680
 Gulf Breeze Local Government Loan Program
 Boca Raton Series 1985A (FGIC Insured)
             12-01-15    7.75        2,000,000               2,138,420
 State Correctional Privatization Commission
 Certificate of Participation 350 Bed Youthful
 Columbia Series 1995A (AMBAC Insured)
             08-01-17    5.00        1,000,000                 989,050
                                                 Total       8,481,230


 Georgia (3.9%)
 Atlanta Metropolitan Rapid Transit Authority Sales
 Tax Pre-refunded Revenue Bonds Series 1990L
(AMBAC Insured)
             07-01-20    7.20        3,000,000               3,162,720
 Chatham County Hospital Authority Pre-refunded
 Revenue Bonds Memorial Medical Center
 Series 1990A (MBIA Insured)
             01-01-21    7.00        4,500,000               4,895,505
 Cherokee County Water & Sewer Authority
 Water & Sewer Revenue Bonds Series 1995
(MBIA Insured)
             08-01-25    5.20        5,000,000               5,147,300
 Fulton County Water & Sewer Revenue Bonds
(FGIC Insured)
             01-01-14    6.375       3,250,000               3,793,530
 Richmond County Water & Sewer Refunding
 Revenue Improvement Bonds Series 1996A
(FGIC Insured)
             10-01-28    5.25        2,500,000               2,505,675
                                                Total       19,504,730

 Hawaii (0.2%)
 Harbor System Revenue Bonds Series 1997
(MBIA Insured) A.M.T.
             07-01-27    5.50        1,000,000               1,024,050

 Illinois (3.8%)
 Chicago O'Hare International Airport General
 Revenue Bonds Series 1990A (AMBAC Insured)
 A.M.T.
             01-01-16    7.50         2,000,000              2,125,460
 Chicago O'Hare International Airport Terminal
 Revenue Bonds (MBIA Insured) A.M.T.
             01-01-10    7.625        3,000,000              3,202,230
 Chicago Public Building Commission Pre-refunded
 Revenue Bonds Escrowed to Maturity Series 1990A
(MBIA Insured)
             01-01-15    7.125        5,000,000              5,323,050
 Chicago Public Building Commission Pre-refunded
 Revenue Bonds Series 1989A (FGIC Insured)
             01-01-06    7.75         1,000,000              1,040,440
 Cook County Consolidated High School District  200
 Limited Tax General Obligation Bonds Oak Park
 Zero Coupon Series 1998 (FSA Insured)
             12-01-15    5.60        7,190,000(g)            2,910,009
             12-01-17    5.62        3,750,000(g)            1,340,775
 McHenry County Community High School District
 157 Unlimited Tax Capital Appreciation General
 Obligation Bonds Zero Coupon Series 1998
(FSA Insured)
             12-01-17    5.60        5,790,000(g)            2,071,604
 St. Clair County Public Community Building Capital
 Appreciation Revenue Bonds Zero Coupon
 Series 1997B (FGIC Insured)
             12-01-14    5.95        2,000,000(g)              870,620
                                                Total       18,884,188


 Indiana (2.2%)
 Educational Facilities Authority Pre-refunded Bonds
 Valparaiso University (BIG Insured)
             10-01-08    7.80          500,000                 515,185
 Marion County Hospital Authority Refunding Revenue
 Bonds Methodist Hospital Escrowed to Maturity
 Series 1989 (MBIA Insured)
             09-01-13    6.50        4,000,000               4,397,520
 State Health Facilities Finance Authority Hospital
 Refunding Revenue Bonds Columbus Regional
 Hospital Series 1993 (CGIC Insured)
             08-15-15    7.00        5,000,000               6,187,250
                                                Total       11,099,955

 Kansas (0.5%)
 Labette County Single Family Housing Revenue
 Bonds Series 1998A-2 (GNMA Insured)
             12-01-11    7.65          450,000                 486,333
 Sedgwick & Shawnee Counties Single Family
 Housing Revenue Mortgage-backed Securities
 Series 1997A-1 (MBIA Insured) A.M.T.
             10-01-98    5.50        2,000,000(i)            2,209,000
                                                 Total       2,695,333

 Louisiana (1.5%)
 Energy & Power Authority Refunding Revenue
 Bonds Rodemacher Unit  2 Series 1991
(FGIC Insured)
             01-01-08    6.75        7,000,000(f)            7,566,930

 Maine (0.4%)
 State Turnpike Authority Turnpike Revenue Bonds
(MBIA Insured)
             07-01-18    6.00        1,790,000               1,948,379


 Massachusetts (4.9%)
 Boston Water & Sewer Commission General
 Subordinate Revenue Bonds Series 1988A
(BIG Insured)
             11-01-08    6.00        2,500,000               2,518,975
 Health & Educational Facilities Authority
 Pre-refunded Bonds Northeastern University
 Series 1989C (AMBAC Insured)
             10-01-06    7.10        1,000,000               1,058,620
 Health & Educational Facilities Authority Revenue
 Bonds Cape Cod Health System Series 1993A
(Connie Lee Insured)
             11-15-21    5.25        4,000,000               4,002,160
 Health & Educational Facilities Authority Revenue
 Bonds Valley Regional Health System Series 1994C
(Connie Lee Insured)
             07-01-18    5.75        1,500,000               1,571,445
 Industrial Finance Agency Revenue Bonds
 Brandeis University (MBIA Insured)
             10-01-19    6.80        1,700,000               1,787,771
 Municipal Wholesale Electric Power Supply System
 Refunding Revenue Bonds Series 1994B
(MBIA Insured)
             07-01-11    4.75        5,250,000               5,169,938
 State Bay Transportation Authority Series 1995B
(AMBAC Insured)
             03-01-25    5.375       4,000,000               4,067,600
 State Health & Education Facilities Authority
 Revenue Bonds Southcoast Health System
 Series 1998A (MBIA Insured)
             07-01-27    4.75        1,265,000               1,178,436
 State Turnpike Authority Metro Highway System
 Senior Lien Revenue Bonds Toll Road Series 1997A
(MBIA Insured)
             01-01-37    5.00         1,000,000                960,450
 State Water Resource Authority Revenue Bonds
 Series 1992A (Secondary MBIA Insured)
             07-15-22    5.50         2,000,000              2,104,040
                                                Total       24,419,435


 Michigan (4.0%)
 Almont Community Schools Unlimited Tax General
 Obligation Bonds Series 1996 (FGIC Insured)
             05-01-22    5.375        1,900,000              1,929,583
 Chippewa Valley Schools Unlimited Tax General
 Obligation Refunding Bonds Series 1998
(AMBAC Insured)
             05-01-23    4.75         1,000,000                942,900
 Genesee County Sewer Disposal System  3 Limited
 Tax General Obligation Bonds Series 1996A
(AMBAC Insured)
             04-01-16    5.50         1,400,000              1,453,396
 Grand Rapids Sanitary Sewer System Revenue
 Bonds Series 1998A (FGIC Insured)
             01-01-28    4.75         3,000,000              2,806,050
 Iron Mountain School Unlimited Tax General
 Obligation Refunding Bonds (AMBAC Insured)
             05-01-21    5.125        1,500,000              1,481,010
 Kalamazoo Hospital Finance Authority Refunding
 Improvement Bonds Bronson Methodist Hospital
(Secondary MBIA Insured)
             05-15-12    6.25         3,000,000              3,318,780
 Lincoln Park School District Wayne County School
 Building & Site Unlimited Tax General Obligation
 Bonds (FGIC Insured)
             05-01-26    5.90         1,500,000              1,666,770
 Monroe County Pollution Control Refunding Bonds
 Detroit Edison Series 1992I-B (MBIA Insured)
 A.M.T.
             09-01-24    6.55         5,000,000              5,486,300
 State Trunk Line Bonds Series 1998A
(MBIA Insured)
             11-01-20    4.75         1,000,000                945,940
                                                Total       20,030,729


 Minnesota (2.2%)
 Southern Minnesota Municipal Power Agency
 Power Supply System Refunding Revenue Bonds
 Series 1993A (Secondary FGIC Insured)
              01-01-16    4.75        4,250,000              4,055,435
 Southern Minnesota Municipal Power Agency
 Power Supply System Refunding Revenue Bonds
 Zero Coupon Series 1994A (MBIA Insured)
              01-01-21    6.12        6,000,000(g)           1,915,020
 Western Minnesota Municipal Power Agency
 Revenue Bonds Escrowed to Maturity
(AMBAC Insured)
              01-01-16    6.75        4,500,000              4,833,180
                                                Total       10,803,635

 Mississippi (0.6%)
 Alcorn County Hospital Refunding Revenue Bonds
 Magnolia Regional Hospital Center
(AMBAC Insured)
              10-01-13    5.75        1,000,000              1,065,610
 State       Home Single Family  Mortgage  Revenue Bonds Series 1997H
(GNMA & FNMA Insured) A.M.T.
              12-01-98    5.50        2,000,000(i)           2,169,000
                                                 Total       3,234,610

 Montana (1.9%)
 Forsyth Rosebud County Pollution Refunding
 Revenue Bonds Puget Sound Power & Light
(AMBAC Insured) A.M.T.
              08-01-21    7.25        4,000,000              4,375,880
 State Board of Investments Payroll Tax Bonds
 Worker's Compensation Program Series 1991
(MBIA Insured)
              06-01-20    6.875       4,750,000              5,185,290
                                                 Total       9,561,170


 Nevada (1.0%)
 Clark County Passenger Facilities Charge Revenue
 Bonds Las Vegas McCarren Airport Series 1995B
(Secondary  AMBAC Insured) A.M.T.
              07-01-25    5.50        5,000,000              5,064,000

 New Hampshire (1.1%)
 Industrial Development Authority Pollution Control
 Revenue Bonds Light & Power Series 1989
(AMBAC Insured) A.M.T.
              12-01-19    7.375       5,000,000(f)           5,302,550

 New Mexico (0.2%)
 Santa Fe Water Pre-refunded Revenue Bonds
(AMBAC Insured)
              06-01-24    6.30        1,000,000              1,107,360

 New York (7.9%)
 New York City Municipal Water Finance Authority
 Water & Sewer System Revenue Bonds
 Series 1995A (Secondary MBIA Insured)
              06-15-23    5.50         5,000,000             5,127,550
 State Dormitory Authority State University
 Education Facilities Revenue Bonds
(Secondary AMBAC Insured)
              05-15-15    5.25         2,700,000             2,813,805
 State Dormitory Authority City University System
 Consolidated 3rd Resolution Revenue Bonds
 Series 1994-2 (MBIA Insured)
              07-01-19    6.25         2,500,000             2,729,275
 State Energy Resource & Development Authority
 Gas Facilities Revenue Bonds Brooklyn Union Gas
(MBIA Insured) A.M.T.
              06-01-25    5.60         4,500,000             4,644,765
 State Energy Resource & Development Authority
 Pollution Control Bonds Series 1987A
(MBIA Insured) A.M.T.
              07-01-26    6.15         3,000,000             3,247,890
 State Energy Research & Development Authority
 Pollution Control Refunding Revenue Bonds
 Rochester Gas & Electric (MBIA Insured) A.M.T.
              05-15-32    6.50         4,000,000             4,324,840
 State Energy Research & Development Authority
 Solid Waste Development Revenue Bonds
 State Gas & Electric Company (MBIA Insured)
 A.M.T.
              12-01-28    5.70        11,210,000            11,627,685
 State Urban Development Corporation Correctional
 Capital Facilities Lease Revenue Bonds
 Series 1995-96 (AMBAC Insured)
              01-01-25    5.375        3,000,000             3,052,470
 State Urban Development Correctional Facilities
 Pre-refunded Revenue Bonds Series 1990-1
(FSA Insured)
              01-01-20    7.50         1,500,000             1,608,675
                                                Total       39,176,955

 North Carolina (1.7%)
 Charlotte Pre-refunded Certificate of Participation
 Convention Facilities Series 1991 (AMBAC Insured)
              12-01-21    6.75         3,150,000             3,481,317
 Concord Certificate of Participation Series 1996B
(MBIA Insured)
              06-01-16    5.75         1,480,000             1,563,531
 Cumberland County Financial Corporation
 Installment Payment Miscellaneous Revenue Bonds
 Public Building & Equipment Series 1998
(MBIA Insured)
              12-01-17    4.75         3,490,000             3,323,876
 Fayetteville Financial Corporation Installment
 Payment Revenue Bonds Series 1996
(MBIA Insured)
              02-01-14    5.625          300,000               316,230
                                                 Total       8,684,954

 North Dakota (0.9%)
 Fargo Health System Meritcare Obligated Group
 Revenue Bonds Series 1996A (MBIA Insured)
              06-01-27    5.375        4,350,000             4,408,986


 Ohio (1.3%)
 Lorain County Hospital Facilities Refunding Revenue
 Bonds EMH Regional Medical Center Series 1995
(AMBAC Insured)
              11-01-21    5.375        2,000,000             2,024,000
 Lucas County Hospital Refunding Revenue Bonds
 St. Vincent Medical Center Series 1993C
(MBIA Insured)
              08-15-22    5.25         1,725,000             1,720,204
 Montgomery County Hospital Facilities Refunding
 Revenue Improvement Bonds Kettering Medical
 Center (MBIA Insured)
              04-01-26    5.50         2,500,000             2,577,825
                                                 Total       6,322,029


 Oklahoma (1.1%)
 McAlester Public Works Authority Oklahoma
 Improvement Refunding Revenue Bonds
(FSA Insured)
              12-01-17    5.25         1,470,000             1,486,890
              12-01-18    5.25         1,000,000             1,002,820
 Moore Public Works Authority Refunding Revenue
 Bonds Series 1989 (AMBAC Insured)
              07-01-06    7.60         2,700,000             2,852,847
                                                 Total       5,342,557


 Pennsylvania (3.3%)
 Harrisburg Authority Dauphin County Revenue Bonds
 Series 1997-II (MBIA Insured)
              09-15-22    5.625        2,000,000             2,085,180
 Pittsburgh Water & Sewer Authority System
 Pre-refunded Revenue Bonds Series 1991A
(FGIC Insured)
              09-01-14    6.50        10,000,000            10,913,000
 Robinson Township Municipal Authority
 Water & Sewer Revenue Bonds (FGIC Insured)
              11-15-19    6.00         2,200,000             2,450,976
 Turnpike Commission Pre-refunded Revenue Bonds
 Series 1989K (MBIA Insured)
              12-01-12    7.50         1,000,000             1,070,960
                                                Total       16,520,116


 Rhode Island (0.6%)
 Health & Education Building Corporation Higher
 Education Facilities Revenue Bonds Series 1996
(MBIA Insured)
              06-01-26    5.625        3,000,000             3,135,540

 South Carolina (0.2%)
 Piedmont Municipal Power Agency Electric
 Refunding Revenue Bonds (FGIC Insured)
              01-01-21    6.25         1,000,000             1,162,940


 Tennessee (1.5%)
 Knox County Health Education & Housing Facilities
 Board Hospital Refunding Revenue Bonds
 Fort Sanders Alliance Obligation Group Series 1993
(MBIA Insured)
              01-01-14    5.75         3,750,000             4,110,525
 Metropolitan Government Nashville & Davidson
 Counties Health & Education Facilities Board
 Hospital Revenue Bonds Baptist Hospital
 Series 1998 (MBIA Insured)
               11-01-18    4.75        1,000,000               945,060
 Metropolitan Government Nashville & Davidson
 Counties Sports Authority Public Improvement
 Revenue Bonds Series 1996 (AMBAC Insured)
               07-01-17    5.75        2,160,000             2,290,594
                                                 Total       7,346,179


 Texas (20.0%)
 Austin Airport System Prior Lien Revenue Bonds
 Series 1995A (MBIA Insured) A.M.T.
               11-15-25    6.125       3,000,000             3,245,580
 Austin Combined Utilities System Capital
 Appreciation Refunding Revenue Bonds
 Zero Coupon Series 1994 (FGIC Insured)
               05-15-17    5.83        5,900,000(g)          2,230,672
 Austin Combined Utilities System Pre-refunded
 Revenue Bonds Series 1987 (BIG Insured)
               11-15-12    8.625         750,000               870,105
               11-15-17    8.625         500,000               580,070
 Austin Combined Utilities System Refunding
 Revenue Bonds Series 1994 (FGIC Insured)
               05-15-24    5.75        8,500,000             8,872,045
 Bexar County Health Facilities Development Hospital
 Revenue Bonds San Antonio Baptist Memorial
 Hospital System Series 1994 (MBIA Insured)
               08-15-19    6.75        5,000,000             5,739,000
 Brazos River Authority Collateralized Pollution Control
 Refunding  Revenue Bonds Texas Utility  Electric  Series
 1992C (FGIC Insured) A.M.T.
               10-01-22    6.70       14,935,000            16,403,110
 Colorado River Municipal Water District Water
 System Pre-refunded Revenue Bonds Series 1991A
(AMBAC Insured)
               01-01-21    6.625       8,900,000             9,453,313
 Corsicana Waterworks & Sewer System Refunding
 Revenue Bonds Series 1997A (FGIC Insured)
               08-15-22    5.75        2,075,000             2,189,333
 Georgetown Combination Tax & Utilities System
 Limited Revenue Certificate of Obligation
 Series 1997 (FGIC Insured)
               08-15-17    5.375       1,000,000             1,019,800
 Harris County Health Facilities Development Hospital
 Pre-refunded Revenue Bonds State Children's
 Hospital Series 1989A (MBIA Insured)
               10-01-19    7.00        1,500,000             1,588,785
 Harris County Public Facilities Corporation Detention
 Facilities Mortgage Pre-refunded Revenue Bonds
(MBIA Insured)
               12-15-11    7.80        1,000,000             1,038,860
 Harris County Toll Road Senior Lien Pre-refunded
 Revenue Bonds Series 1992A (AMBAC Insured)
               08-15-17    6.50        8,170,000             9,048,193
 Hillsboro Independent School District Unlimited Tax
 School Building Refunding Revenue Bonds
 Series 1997 Permanent School Fund Guarantee
               08-15-26    5.25        1,000,000             1,003,530
 Houston Water & Sewer System Junior Lien
 Refunding Revenue Bonds Series 1997A
(FGIC Insured)
               12-01-22    5.25        7,210,000             7,228,097
 League City General Obligation Refunding
 Improvement Bonds Series 1990 (FGIC Insured)
               02-01-13    6.25        2,500,000             2,627,700
 Matagorda County Navigation District  1
 Collateralized Pollution Control Revenue Bonds
 Central Power & Light Series 1984A
(AMBAC Insured)
               12-15-14    7.50        2,500,000             2,683,600
 Matagorda County Navigation District  1 Pollution
 Control Refunding Revenue Bonds Houston
 Light & Power Series 1989E (FGIC Insured)
               12-01-18    7.20        2,150,000             2,282,655
 Matagorda   County  Navigation  District 1 Pollution Control Revenue
 Bonds Central Power & Light Series 1990 (AMBAC  Insured)
 A.M.T.
               03-01-20    7.50        2,000,000             2,135,760
 Mineral Wells Independent School Districts Palo
 Pinto & Parker Counties Unlimited Tax General
 Obligation School Building Refunding Bonds
 Series 1998 Permanent School Fund Guarantee
               02-15-28    4.75        2,000,000   1,873,220
 Municipal Power Agency Refunding Revenue Bonds
 Series 1991A (AMBAC Insured)
               09-01-12    6.75        5,250,000   5,725,230
 Rosenberg Limited Tax General Obligation Bonds
 Series 1998 (FSA Insured)
               03-01-16    4.50          740,000     682,162
               03-01-17    4.50          785,000     718,927
 Turnpike Authority Dallas North Tollway
 Pre-refunded Revenue Bonds Series 1990
(AMBAC Insured)
               01-01-20    6.00        5,000,000   5,060,750
 Turnpike Authority Dallas North Tollway Revenue
 Bonds Addison Airport Toll Tunnel Series 1994
(FGIC Insured)
               01-01-23    6.60        2,000,000   2,291,340
 University of Houston System Consolidated
 Pre-refunded Revenue Bonds Series 1990A
(MBIA Insured)
               02-15-06    7.40        3,160,000   3,334,874
                                      Total       99,926,711

 Virginia (3.6%)
 Hanover County Industrial Development Authority
 Memorial Regional Medical Center (MBIA Insured)
               08-15-25    5.50        3,800,000   3,909,554
 Loudoun County Sanitation Authority Waste & Sewer
 Refunding Revenue Bonds (MBIA Insured)
               01-01-30    5.25        1,435,000   1,436,765
 Portsmouth Redevelopment Housing Authority
 Multi-family Housing Refunding Revenue Bonds
(FNMA Insured)
               12-01-08    6.05        5,780,000   6,147,666
 Upper Occoquan Sewer Authority Regional Sewer
 Revenue Bonds Series 1995A (MBIA Insured)
               07-01-29    4.75        4,000,000   3,747,680
 William County Lease Certificate of Participation
 Bonds (MBIA Insured)
               12-01-20    5.50%       $2,590,000  $2,672,465
                                       Total       17,914,130


 Washington (1.8%)
 Public Power Supply System Pre-refunded Revenue
 Bonds Nuclear Project  1 Series 1989A
(MBIA Insured)
               07-01-15    7.50        3,000,000   3,169,950
 Public Power Supply System Pre-refunded Revenue
 Bonds Nuclear Project  3 Series 1989A
(BIG Insured)
               07-01-16    7.25        1,000,000   1,054,220
               07-01-18    6.00        3,000,000   3,068,790
 Spokane Regional Solid Waste Management System
 Revenue Bonds Series 1989 (AMBAC Insured)
 A.M.T.
               01-01-07    7.875       1,250,000   1,298,763
               01-01-11    7.75          300,000     310,935
                                       Total       8,902,658


 West Virginia (2.7%)
 Board of Regents Registration Fee Pre-refunded
 Revenue Bonds Series 1989B (MBIA Insured)
               04-01-09    7.40        2,000,000   2,094,880
 School Building Authority Capital Improvement
 Pre-refunded Revenue Bonds (MBIA Insured)
               07-01-15    7.25        3,415,000   3,696,567
 School Building Authority Capital Improvement
 Pre-refunded Revenue Bonds Series 1990B
(MBIA Insured)
               07-01-17    6.75        5,000,000   5,366,550
 State Parkway Economic Development & Tourism
 Authority Parkway Pre-refunded Revenue Bonds
 Series 1989 (FGIC Insured)
               07-01-19    7.125       2,000,000   2,107,020
                                      Total       13,265,017


 Wisconsin (0.5%)
 Center District Sales Tax Appreciation Senior
 Dedicated Bonds Zero Coupon Series 1996A
(MBIA Insured)
               12-15-17    6.03       4,000,000(g) 1,467,560
               12-15-21    5.45       3,045,000(g)   904,944
                                       Total       2,372,504

 Total municipal bonds
(Cost: $445,013,636)                            $492,263,169




Short-term securities (0.5%)
Issuer (d,e)            Effective           Amount      Value(a)
                            yield       payable at
                                          maturity


 Municipal notes
 Burke County Georgia Development Authority
 Pollution Control Revenue Bonds (Georgia Power)
 Vogtle V.R.
                    04-01-25    3.90%      $600,000    $600,000
 Michigan Strategic Fund Down Chemical V.R.
                    02-01-09    3.80        200,000     200,000
 Ohio State Air Quality Development Cincinnati
 Gas & Electric Series 1995A V.R.
                    09-01-30    3.70        900,000     900,000
 Pennsylvania Higher Education Facilities Authority
 Revenue Bonds (Carnegie Mellon University)
 Series 1995D V.R.
                    11-01-30    4.00        100,000     100,000
 Tempe Arizona Excise Tax Revenue Obligation
 Bonds Series 1998 V.R.D.B.
                    07-01-23    3.85        200,000     200,000
 Uinta County Wyoming Pollution Control Revenue
 Bonds (Chevron) Series 1993 V.R.
                    08-15-20    3.75        300,000     300,000
 Washington Health Care Facilities Authority (Sisters
 of Providence) Series 1985B V.R.D.B.
                    10-01-05    3.80        300,000     300,000

 Total short-term securities
(Cost: $2,600,000)                                   $2,600,000


 Total investments in securities
(Cost: $447,613,636)(k)                            $494,863,169


      See accompanying notes to investments in securities.

 Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements. (b) Investments in bonds, by rating category as a percentage of total bonds, are as follows:

                                           (Unaudited)
                           Rating      06-30-98    06-30-97

                           AAA              100%        100%
                           AA                --          --
                           A                 --          --
                           BBB               --          --
                           BB and below      --          --
                           Non-rated         --          --

                           Total            100%        100%


(c) The following abbreviations may be used in portfolio descriptions to identify the insurer of the issue:

ACA         --           ACA Financial Guaranty Corporation
AMBAC       --           American Municipal Bond Association Corporation
BIG         --           Bond Investors Guarantee
CGIC        --           Capital Guaranty Insurance Company
FGIC        --           Financial Guarantee Insurance Corporation
FHA         --           Federal Housing Authority
FNMA        --           Federal National Mortgage Association
FSA         --           Financial Security Assurance
GNMA        --           Government National Mortgage Association
MBIA        --           Municipal Bond Investors Assurance


(d) The following abbreviations may be used in the portfolio descriptions:

A.M.T.      --           Alternative Minimum Tax -- As of June 30, 1998, the
                         value of securities subject to alternative minimum tax
                         represented 19.7% of net assets.
B.A.N.      --           Bond Anticipation Note
C.P.        --           Commercial Paper
R.A.N.      --           Revenue Anticipation Note
T.A.N.      --           Tax Anticipation Note
T.R.A.N.    --           Tax & Revenue Anticipation Note
V.R.        --           Variable Rate
V.R.D.B.    --           Variable Rate Demand Bond
V.R.D.N.    --           Variable Rate Demand Note


(e) The Fund is entitled to receive principal amount from issuer or corporate guarantor, if indicated in parentheses, after a day or a week's notice. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 1998.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 5 to the financial statements):

Type of security                               Notional amount

Purchase contracts

Municipal Bonds Sept. 1998                          $4,500,000


(g) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 1998.

(j) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 1998. Inverse floaters in the aggregate represent 2.5% of the Fund's net assets as of June 30, 1998.

(k) At June 30, 1998, the cost of securities for federal income tax purposes was $447,116,041 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

            Unrealized appreciation             $47,871,270

            Unrealized depreciation                (124,142)

            Net unrealized appreciation         $47,747,128

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a)      FINANCIAL STATEMENTS:

         Financial statements filed electronically as part of this post-effective amendment and included in Part B for IDS California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds:

         o        Independent auditors' report dated Aug. 7, 1998
         o        Statement of assets and liabilities, June 30, 1998
         o        Statement of operations, year ended June 30, 1998
         o Statement of changes in net assets, for the two-year period ended June 30, 1998 and June 30, 1997
         o        Notes to financial statements
         o        Investments in securities, June 30, 1998
         o        Notes to investments in securities

         Financial statements filed electronically as part of this post-effective amendment and included in Part B for IDS Insured Tax-Exempt Fund:

         o        Independent auditors' report dated Aug. 7, 1998
         o        Statement of assets and liabilities, June 30, 1998
         o        Statement of operations, year ended June 30, 1998
         o Statement of changes in net assets, for the two-year period ended June 30, 1998 and June 30, 1997
         o        Notes to financial statements
         o        Investments in securities, June 30, 1998
         o        Notes to investments in securities

(b)      EXHIBITS:

1. Copy of Declaration of Trust, dated April 7, 1986, filed as Exhibit 1 to Registration Statement No. 33-5102, is incorporated herein by reference.

2. Amended By-laws, dated June 8, 1989, filed electronically as Exhibit 2 to Registrant's Post-Effective Amendment No. 29 to Registration Statement
         No. 33-5102, is incorporated herein by reference.

3.       Not Applicable.

4. Form of Certificate for shares of beneficial interest, filed as Exhibit 4 to Pre-Effective Amendment No. 1 to Registration Statement No. 33-5102, is incorporated herein by reference.

5. Copy of Investment Management Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 5 to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated herein by reference.

6. Copy of Distribution Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as
     Exhibit 6 to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated herein by reference.

7. All employees are eligible to participate in a profit sharing plan. Entry into the plan is Jan. 1 or July 1. The Registrant contributes each year an amount up to 15 percent of their annual salaries, the maximum deductible amount permitted under Section 404(a) of the Internal Revenue Code.

8. Copy of Custodian Agreement between Registrant and First National Bank of Minneapolis, dated July 23, 1986, filed electronically as Exhibit 8 to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated herein by reference.

9(a). Insurance Agreement between IDS Insured Tax-Exempt Fund and Financial Guaranty Insurance Company, filed as Exhibit 9 to Pre-Effective Amendment No. 1 to Registration Statement No.
         33-5102, is incorporated herein by reference.

9(b). Copy of Transfer Agency Agreement between Registrant and American Express Client Service Corporation, dated January 1, 1998, is filed electronically herewith.

9(c). Copy of Shareholder Service Agreement between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 9(c) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated herein by reference.

9(d). Copy of Administrative Services Agreement between Registrant and American Express Financial Corporation, dated March 20, 1995, filed electronically as Exhibit 9(d) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated herein by reference.

9(e). Copy of License Agreement, dated January 25, 1988, filed electronically as Exhibit 9(e) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated herein by reference.

9(f) Copy of Class Y Shareholder Service Agreement between IDS Precious Metals Fund, Inc. and American Express Financial Advisors Inc., dated May 9, 1997, filed electronically on or about May 27, 1997 as Exhibit 9(e) to IDS Precious Metals Fund, Inc.'s Post-Effective Amendment No. 30 to Registration Statement No. 2-93745, is incorporated herein by reference. Registrant's Class Y Shareholder Service Agreement differs from the one incorporated by reference only by the fact that Registrant is one executing party.

10. Opinion and consent of counsel as to the legality of the securities being registered is filed electronically herewith.

11.      Independent Auditors' Consent is filed electronically herewith.

12.      None.

13.      Not Applicable.

14. Forms of Keogh, IRA and other retirement plans, filed as Exhibits 14(a) through 14(n) to IDS Growth Fund, Inc. Post-Effective Amendment No. 34 to Registration Statement No. 2-38355 on Sept. 8, 1986, are incorporated herein by reference.

15. Copy of Plan and Agreement of Distribution between Registrant and American Express Financial Advisors Inc., dated March 20, 1995, filed electronically as Exhibit 15 to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated herein by reference.

16. Copy of Schedule for computation of each performance quotation provided in the Registration Statement in response to Item 22(b), filed as
         Exhibit 16 to Registration Statement No. 33-5102, is incorporated herein by reference.

17.      Financial Data Schedules are filed electronically herewith.

18. Copy of 18f-3 Plan dated May 9, 1997, filed electronically on or about January 27, 1998 as Exhibit 18 to IDS Equity Select Fund, Inc.'s Post-Effective Amendment No. 86 to Registration Statement No. 2-13188, is incorporated herein by reference.

19(a). Trustees' Power of Attorney to sign Amendments to this Registration Statement, dated January 7, 1998, is filed electronically herewith.

19(b). Officers' Power of Attorney to sign Amendments to this Registration Statement, dated November 1, 1995, filed electronically as Exhibit 19(b) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, is incorporated herein by reference.

Item 25. Persons Controlled by or Under Common Control with Registrant

                  None.

Item 26. Number of Holders of Securities

                (1)                                           (2)

                                                     Number of Record
                                                     Holders as of
         Title of Class                              Aug. 20, 1998

IDS Insured Tax-Exempt Fund
Common Stock
     Class A  11,703
     Class B  1,341
     Class Y  1

IDS Massachusetts Tax-Exempt Fund
Common Stock
     Class A                                               2,269
     Class B                                                 427
     Class Y                                                   1

IDS Michigan Tax-Exempt Fund
Common Stock
     Class A                                               2,046
     Class B                                                 188
     Class Y                                                   1

IDS Minnesota Tax-Exempt Fund
Common Stock
     Class A                                              11,535
     Class B                                               1,185
     Class Y                                                   1

IDS New York Tax-Exempt Fund
Common Stock
     Class A                                               3,164
     Class B                                                 384
     Class Y                                                   1

IDS Ohio Tax-Exempt Fund
Common Stock
     Class A                                               1,974
     Class B                                                 188
     Class Y                                                   1

Class Y shares are currently not available to new investors.

Item 27. Indemnification

The Declaration of Trust of the registrant provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he or she is or was a trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, officer, employee or agent of another company, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, and the Trust may purchase liability insurance and advance legal expenses, all to the fullest extent permitted by the laws of the State of Massachusetts, as now existing or hereafter amended. The By-laws of the registrant provide that present or former trustees or officers of the Trust made or threatened to be made a party to or involved (including as a witness) in an actual or threatened action, suit or proceeding shall be indemnified by the Trust to the full extent authorized by the laws of the Commonwealth of Massachusetts, all as more fully set forth in the By-laws filed as an exhibit to this registration statement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Any indemnification hereunder shall not be exclusive of any other rights of indemnification to which the trustees, officers, employees or agents might otherwise be entitled. No indemnification shall be made in violation of the Investment Company Act of 1940.


Item 28.          Business and Other Connections of Investment Adviser (American Express Financial Corporation)

Directors and officers of American Express Financial Corporation who are directors and/or officers of one or more other companies:
----------------------------- ----------------------------- ---------------------------- ----------------------------

Name and Title                Other company(s)              Address                      Title within other
                                                                                         company(s)
----------------------------- ----------------------------- ---------------------------- ----------------------------

Ronald G. Abrahamson,         American Express Client       IDS Tower 10                 Director and Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              North Dakota Public                                        Director and Vice President
                              Employee Payment Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas A. Alger,             American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Peter J. Anderson,            Advisory Capital Strategies   IDS Tower 10                 Director
Director and Senior Vice      Group Inc.                    Minneapolis, MN 55440
President

                              American Express Asset                                     Director and Chairman of
                              Management Group Inc.                                      the Board

                              American Express Asset                                     Director, Chairman of the
                              Management International,                                  Board and Executive Vice
                              Inc.                                                       President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              IDS Capital Holdings Inc.                                  Director and President

                              IDS Futures Corporation                                    Director

                              NCM Capital Management        2 Mutual Plaza               Director
                              Group, Inc.                   501 Willard Street
                                                            Durham, NC  27701
----------------------------- ----------------------------- ---------------------------- ----------------------------

 Ward D. Armstrong,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Service                                   Vice President
                              Corporation

                              American Express Trust                                     Director and Chairman of
                              Company                                                    the Board
----------------------------- ----------------------------- ---------------------------- ----------------------------

John M. Baker,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Trust                                     Senior Vice President
                              Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Joseph M. Barsky III,         American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Timothy V. Bechtold,          American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Executive Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

John C. Boeder,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company    Box 5144                     Director
                              of New York                   Albany, NY 12205
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas W. Brewers,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Karl J. Breyer,               American Express Financial    IDS Tower 10                 Senior Vice President
Director, Senior Vice         Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Minnesota                                 Director
                              Foundation
----------------------------- ----------------------------- ---------------------------- ----------------------------

Daniel J. Candura,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Cynthia M. Carlson,           American Enterprise           IDS Tower 10                 Director, President and
Vice President                Investment Services Inc.      Minneapolis, MN 55440        Chief Executive Officer

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Express Service                                   Vice President
                              Corporation
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mark W. Carter,               American Express Financial    IDS Tower 10                 Senior Vice President and
Senior Vice President and     Advisors Inc.                 Minneapolis, MN 55440        Chief Marketing Officer
Chief Marketing Officer

                              IDS Life Insurance Company                                 Executive Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

James E. Choat,               American Enterprise Life      IDS Tower 10                 Director, President and
Senior Vice President         Insurance Company             Minneapolis, MN 55440        Chief Executive Officer

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Kenneth J. Ciak,              AMEX Assurance Company        IDS Tower 10                 Director and President
Vice President and General                                  Minneapolis, MN 55440
Manager

                              American Express Financial                                 Vice President and General
                              Advisors Inc.                                              Manager

                              IDS Property Casualty         1 WEG Blvd.                  Director and President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paul A. Connolly,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Colleen Curran,               American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel

                              American Express Service                                   Vice President and Chief
                              Corporation                                                Legal Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Regenia David,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Luz Maria Davis               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Gordon L. Eid,                American Express Financial    IDS Tower 10                 Senior Vice President,
Director, Senior Vice         Advisors Inc.                 Minneapolis, MN 55440        General Counsel and Chief
President, Deputy General                                                                Compliance Officer
Counsel and Chief
Compliance Officer

                              American Express Insurance                                 Director and Vice President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Director and Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Director and Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Director and Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Director and Vice President
                              Wyoming Inc.

                              IDS Real Estate Services,                                  Vice President
                              Inc.

                              Investors Syndicate                                        Director
                              Development Corp.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Robert M. Elconin,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Gordon M. Fines,              American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas L. Forsberg,          American Centurion Life       IDS Tower 10                 Director
Vice President                Assurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey P. Fox,               American Enterprise Life      IDS Tower 10                 Vice President and
Vice President and            Insurance Company             Minneapolis, MN 55440        Controller
Corporate Controller

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Corporate Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Harvey Golub,                 American Express Company      American Express Tower       Chairman and Chief
Director                                                    World Financial Center       Executive Officer
                                                            New York, NY  10285

                              American Express Travel                                    Chairman and Chief
                              Related Services Company,                                  Executive Officer
                              Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

David A. Hammer,              American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Marketing Controller
Marketing Controller

                              IDS Plan Services of                                       Director and Vice President
                              California, Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lorraine R. Hart,             AMEX Assurance Company        IDS Tower 10                 Vice President
Vice President                                              Minneapolis, MN 55440

                              American Enterprise Life                                   Vice President
                              Insurance Company

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Director and Vice
                              Insurance Company                                          President

                              IDS Certificate Company                                    Vice President

                              IDS Life Insurance Company                                 Vice President

                              IDS Life Series Fund, Inc.                                 Vice President

                              IDS Life Variable Annuity                                  Vice President
                              Funds A and B

                              Investors Syndicate                                        Director and Vice
                              Development Corp.                                          President

                              IDS Life Insurance Company    P.O. Box 5144                Investment Officer
                              of New York                   Albany, NY 12205

                              IDS Property Casualty         1 WEG Blvd.                  Vice President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Scott A. Hawkinson,           American Centurion Life       IDS Tower 10                 Chief Actuary
Vice President                Assurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Janis K. Heaney,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James G. Hirsh,               American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Darryl G. Horsman,            American Express Trust        IDS Tower 10                 Director and President
Vice President                Company                       Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey S. Horton,            AMEX Assurance Company        IDS Tower 10                 Vice President, Treasurer
Vice President and                                          Minneapolis, MN 55440        and Assistant Secretary
Corporate Treasurer

                              American Centurion Life                                    Vice President and
                              Assurance Company                                          Treasurer

                              American Enterprise                                        Vice President and
                              Investment Services Inc.                                   Treasurer

                              American Enterprise Life                                   Vice President and
                              Insurance Company                                          Treasurer

                              American Express Asset                                     Vice President and
                              Management Group Inc.                                      Treasurer

                              American Express Asset                                     Vice President and
                              Management International                                   Treasurer
                              Inc.

                              American Express Client                                    Vice President and
                              Service Corporation                                        Treasurer

                              American Express Corporation                               Vice President and
                                                                                         Treasurer

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Arizona Inc.                                     Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Idaho Inc.                                       Treasurer

                              American Express Insurance                                 Vice President and
                              Agency of Nevada Inc.                                      Treasurer

                              American Express Minnesota                                 Vice President and
                              Foundation                                                 Treasurer

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Kentucky Inc.

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Maryland Inc.

                              American Express Property                                  Vice President and
                              Casualty Insurance Agency                                  Treasurer
                              of Pennsylvania Inc.

                              American Express Partners                                  Vice President and
                              Life Insurance Company                                     Treasurer

                              IDS Cable Corporation                                      Director, Vice President
                                                                                         and Treasurer

                              IDS Cable II Corporation                                   Director, Vice President
                                                                                         and Treasurer

                              IDS Capital Holdings Inc.                                  Vice President, Treasurer
                                                                                         and Assistant Secretary

                              IDS Certificate Company                                    Vice President and
                                                                                         Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Alabama Inc.                                               Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Arkansas Inc.                                              Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Massachusetts Inc.                                         Treasurer

                              IDS Insurance Agency of New                                Vice President and
                              Mexico Inc.                                                Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              North Carolina Inc.                                        Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Ohio Inc.                                                  Treasurer

                              IDS Insurance Agency of                                    Vice President and
                              Wyoming Inc.                                               Treasurer

                              IDS Life Insurance Company                                 Vice President, Treasurer
                                                                                         and Assistant Secretary

                              IDS Life Series Fund Inc.                                  Vice President and
                                                                                         Treasurer

                              IDS Life Variable Annuity                                  Vice President and
                              Funds A & B                                                Treasurer

                              IDS Management Corporation                                 Director, Vice President
                                                                                         and Treasurer

                              IDS Partnership Services                                   Vice President and
                              Corporation                                                Treasurer

                              IDS Plan Services of                                       Vice President and
                              California, Inc.                                           Treasurer

                              IDS Real Estate Services,                                  Vice President and
                              Inc.                                                       Treasurer

                              IDS Realty Corporation                                     Vice President and
                                                                                         Treasurer

                              IDS Sales Support Inc.                                     Vice President and
                                                                                         Treasurer

                              IDS Securities Corporation                                 Vice President and
                                                                                         Treasurer

                              Investors Syndicate                                        Vice President and
                              Development Corp.                                          Treasurer

                              IDS Property Casualty         1 WEG Blvd.                  Vice President, Treasurer
                              Insurance Company             DePere, WI 54115             and Assistant Secretary

                              North Dakota Public                                        Vice President and
                              Employee Payment Company                                   Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

David R. Hubers,              AMEX Assurance Company        IDS Tower 10                 Director
Director, President and                                     Minneapolis, MN 55440
Chief Executive Officer

                              American Express Financial                                 Chairman, President and
                              Advisors Inc.                                              Chief Executive Officer

                              American Express Service                                   Director and President
                              Corporation

                              IDS Certificate Company                                    Director

                              IDS Life Insurance Company                                 Director

                              IDS Plan Services of                                       Director and President
                              California, Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Martin G. Hurwitz,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James M. Jensen,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Marietta L. Johns,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Nancy E. Jones,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Service                                   Vice President
                              Corporation
----------------------------- ----------------------------- ---------------------------- ----------------------------

James E. Kaarre,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Matthew N. Karstetter,        American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Linda B. Keene,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

G. Michael Kennedy,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Susan D. Kinder,              American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              IDS Securities Corporation                                 Director
----------------------------- ----------------------------- ---------------------------- ----------------------------

Brian C. Kleinberg,           American Enterprise           IDS Tower 10                 Senior Vice President
Executive Vice President      Investment Services Inc.      Minneapolis, MN 55440

                              American Express Financial                                 Executive Vice President
                              Advisors Inc.

                              American Express Service                                   Director
                              Corporation

                              AMEX Assurance Company                                     Director and Chairman of
                                                                                         the Board

                              American Partners Life                                     Executive Vice President
                              Insurance Company

                              IDS Property Casualty         1 WEG Blvd.                  Director and Chairman of
                              Insurance Company             DePere, WI 54115             the Board
----------------------------- ----------------------------- ---------------------------- ----------------------------

Richard W. Kling,             AMEX Assurance Company        IDS Tower 10                 Director
Director and Senior Vice                                    Minneapolis, MN 55440
President

                              American Centurion Life                                    Director
                              Assurance Company

                              American Enterprise Life                                   Director and Chairman of
                              Insurance Company                                          the Board

                              American Express Corporation                               Director and President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              American Express Insurance                                 Director and President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Director and President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Director and President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Director and President
                              Agency of Oregon Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Director and President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              American Express Service                                   Vice President
                              Corporation

                              American Partners Life                                     Director and Chairman of
                              Insurance Company                                          the Board

                              IDS Certificate Company                                    Director and Chairman of
                                                                                         the Board

                              IDS Insurance Agency of                                    Director and President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Director and President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Director and President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Director and President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Director and President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Director and President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Director and President
                              Wyoming Inc.

                              IDS Life Insurance Company                                 Director and President

                              IDS Life Series Fund, Inc.                                 Director and President

                              IDS Life Variable Annuity                                  Manager, Chairman of the
                              Funds A and B                                              Board and President

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115

                              IDS Life Insurance Company    P.O. Box 5144                Director, Chairman of the
                              of New York                   Albany, NY 12205             Board and President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paul F. Kolkman,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President

                              IDS Life Series Fund, Inc.                                 Vice President and Chief
                                                                                         Actuary

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

Claire Kolmodin,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Steve C. Kumagai,             American Express Financial    IDS Tower 10                 Director and Senior Vice
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440        President
President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Edward Labenski, Jr.,         American Express Asset        IDS Tower 10                 Senior Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Kurt A Larson,                American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lori J. Larson,               American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Futures Corporation                                    Director
----------------------------- ----------------------------- ---------------------------- ----------------------------

Daniel E. Laufenberg,         American Express Financial    IDS Tower 10                 Vice President and Chief
Vice President and Chief      Advisors Inc.                 Minneapolis, MN 55440        U.S. Economist
U.S. Economist
----------------------------- ----------------------------- ---------------------------- ----------------------------

Peter A. Lefferts,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Trust                                     Director
                              Company

                              IDS Plan Services of                                       Director
                              California, Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Douglas A. Lennick,           American Express Financial    IDS Tower 10                 Director and Executive
Director and Executive Vice   Advisors Inc.                 Minneapolis, MN 55440        Vice President
President

                              IDS Securities Corporation                                 Director, President and
                                                                                         Chief Executive Officer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mary J. Malevich,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Fred A. Mandell,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Thomas W. Medcalf,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Paula R. Meyer,               American Enterprise Life      IDS Tower 10                 Vice President
Vice President                Insurance Company             Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Director and President
                              Insurance Company

                              IDS Certificate Company                                    Director and President

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

James A. Mitchell,            AMEX Assurance Company        IDS Tower 10                 Director
Director and Executive Vice                                 Minneapolis, MN 55440
President

                              American Enterprise                                        Director
                              Investment Services Inc.

                              American Express Financial                                 Executive Vice President
                              Advisors Inc.

                              American Express Service                                   Director and Senior Vice
                              Corporation                                                President

                              American Express Tax and                                   Director
                              Business Services Inc.

                              IDS Certificate Company                                    Director

                              IDS Life Insurance Company                                 Director, Chairman of the
                                                                                         Board and Chief Executive
                                                                                         Officer

                              IDS Plan Services of                                       Director
                              California, Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Director
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

William P. Miller,            Advisory Capital Strategies   IDS Tower 10                 Vice President
Vice President and Senior     Group Inc.                    Minneapolis, MN 55440
Portfolio Manager

                              American Express Asset                                     Senior Vice President
                              Management Group Inc.

                              American Express Financial                                 Vice President and Senior
                              Advisors Inc.                                              Portfolio Manager
----------------------------- ----------------------------- ---------------------------- ----------------------------

Pamela J. Moret,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              American Express Trust                                     Vice President
                              Company

                              IDS Life Insurance Company                                 Executive Vice President

                              IDS Life Insurance Company    P.O. Box 5144                Vice President
                              of New York                   Albany, NY  12205
----------------------------- ----------------------------- ---------------------------- ----------------------------

Barry J. Murphy,              American Express Client       IDS Tower 10                 Director and President
Director and Senior Vice      Service Corporation           Minneapolis, MN 55440
President

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.

                              IDS Life Insurance Company                                 Director and Executive
                                                                                         Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Mary Owens Neal,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael J. O'Keefe,           American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

James R. Palmer,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Life Insurance Company                                 Vice President
----------------------------- ----------------------------- ---------------------------- ----------------------------

Carla P. Pavone,              American Express Client       IDS Tower 10                 Director and Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              North Dakota Public                                        Director and President
                              Employee Payment Company
----------------------------- ----------------------------- ---------------------------- ----------------------------

Thomas P. Perrine,            American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Susan B. Plimpton,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Ronald W. Powell,             American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel

                              IDS Cable Corporation                                      Vice President and
                                                                                         Assistant Secretary

                              IDS Cable II Corporation                                   Vice President and
                                                                                         Assistant Secretary

                              IDS Management Corporation                                 Vice President and
                                                                                         Assistant Secretary

                              IDS Partnership Services                                   Vice President and
                              Corporation                                                Assistant Secretary

                              IDS Plan Services of                                       Vice President and
                              California, Inc.                                           Assistant Secretary

                              IDS Realty Corporation                                     Vice President and
                                                                                         Assistant Secretary
----------------------------- ----------------------------- ---------------------------- ----------------------------

 James M. Punch,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Frederick C. Quirsfeld,       American Express Asset        IDS Tower 10                 Vice President
Senior Vice President         Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------
----------------------------- ----------------------------- ---------------------------- ----------------------------

ReBecca K. Roloff,            American Express Financial    IDS Tower 10                 Senior Vice President
Senior Vice President         Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Stephen W. Roszell,           Advisory Capital Strategies   IDS Tower 10                 Director
Senior Vice President         Group Inc.                    Minneapolis, MN 55440

                              American Express Asset                                     Director, President and
                              Management Group Inc.                                      Chief Executive Officer

                              American Express Asset                                     Director
                              Management International,
                              Inc.

                              American Express Asset                                     Director
                              Management Ltd.

                              American Express Financial                                 Senior Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

John P. Ryan,                 American Express Financial    IDS Tower 10                 Vice President and General
Vice President and General    Advisors Inc.                 Minneapolis, MN 55440        Auditor
Auditor
----------------------------- ----------------------------- ---------------------------- ----------------------------

Erven A. Samsel,              American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Stuart A. Sedlacek,           American Centurion Life       IDS Tower 10                 Director, Chairman and
Senior Vice President and     Assurance Company             Minneapolis, MN 55440        President
Chief Financial Officer

                              American Enterprise Life                                   Executive Vice President
                              Insurance Company

                              American Express Financial                                 Senior Vice President and
                              Advisors Inc.                                              Chief Financial Officer

                              American Express Trust                                     Director
                              Company

                              American Partners Life                                     Director and Vice President
                              Insurance Agency

                              IDS Certificate Company                                    Director and President

                              IDS Life Insurance Company                                 Executive Vice President
                                                                                         and Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Donald K. Shanks,             AMEX Assurance Company        IDS Tower 10                 Senior Vice President
Vice President                                              Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              IDS Property Casualty         1 WEG Blvd.                  Senior Vice President
                              Insurance Company             DePere, WI 54115
----------------------------- ----------------------------- ---------------------------- ----------------------------

F. Dale Simmons,              AMEX Assurance Company        IDS Tower 10                 Vice President
Vice President                                              Minneapolis, MN 55440

                              American Enterprise Life                                   Vice President
                              Insurance

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              American Partners Life                                     Vice President
                              Insurance Company

                              IDS Certificate Company                                    Vice President

                              IDS Life Insurance Company                                 Vice President

                              IDS Partnership Services                                   Director and Vice President
                              Corporation

                              IDS Real Estate Services                                   Director and Vice President
                              Inc.

                              IDS Realty Corporation                                     Director and Vice President

                              IDS Life Insurance Company    Box 5144                     Vice President and
                              of New York                   Albany, NY 12205             Assistant Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Judy P. Skoglund,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

William A. Smith,             American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Controller
Controller
----------------------------- ----------------------------- ---------------------------- ----------------------------

Bridget Sperl,                American Express Client       IDS Tower 10                 Vice President
Vice President                Service Corporation           Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lisa A. Steffes,              American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

William A. Stoltzmann,        American Enterprise Life      IDS Tower 10                 Director, Vice President,
Vice President and            Insurance Company             Minneapolis, MN 55440        General Counsel and
Assistant General Counsel                                                                Secretary

                              American Express Corporation                               Director, Vice President
                                                                                         and Secretary

                              American Express Financial                                 Vice President and
                              Advisors Inc.                                              Assistant General Counsel

                              American Partners Life                                     Director, Vice President,
                              Insurance Company                                          General Counsel and
                                                                                         Secretary

                              IDS Life Insurance Company                                 Vice President, General
                                                                                         Counsel and Secretary

                              IDS Life Series Fund Inc.                                  General Counsel and
                                                                                         Assistant Secretary

                              IDS Life Variable Annuity                                  General Counsel and
                              Funds A & B                                                Assistant Secretary
----------------------------- ----------------------------- ---------------------------- ----------------------------

James J. Strauss,             American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey J. Stremcha,          American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Barbara Stroup Stewart,       American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Wesley W. Wadman,             American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Asset                                     Director and Senior Vice
                              Management International,                                  President
                              Inc.

                              American Express Asset                                     Director and Vice Chairman
                              Management Ltd.

                              American Express Financial                                 Vice President
                              Advisors Inc.

                              IDS Fund Management Limited                                Director and Vice Chairman
----------------------------- ----------------------------- ---------------------------- ----------------------------

Norman Weaver Jr.,            American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Arizona Inc.

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael L. Weiner,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440

                              IDS Capital Holdings Inc.                                  Vice President

                              IDS Futures Brokerage Group                                Vice President

                              IDS Futures Corporation                                    Vice President, Treasurer
                                                                                         and Secretary

                              IDS Sales Support Inc.                                     Director, Vice President
                                                                                         and Assistant Treasurer
----------------------------- ----------------------------- ---------------------------- ----------------------------

Lawrence J. Welte,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Jeffrey F. Welter,            American Express Financial    IDS Tower 10                 Vice President
Vice President                Advisors Inc.                 Minneapolis, MN 55440
----------------------------- ----------------------------- ---------------------------- ----------------------------

Edwin M. Wistrand,            American Express Financial    IDS Tower 10                 Vice President and
Vice President and            Advisors Inc.                 Minneapolis, MN 55440        Assistant General Counsel
Assistant General Counsel
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael D. Wolf,              American Express Asset        IDS Tower 10                 Executive Vice President
Vice President                Management Group Inc.         Minneapolis, MN 55440

                              American Express Financial                                 Vice President
                              Advisors Inc.
----------------------------- ----------------------------- ---------------------------- ----------------------------

Michael R. Woodward,          American Express Financial    IDS Tower 10                 Senior Vice President
Director and Senior Vice      Advisors Inc.                 Minneapolis, MN 55440
President

                              American Express Insurance                                 Vice President
                              Agency of Idaho Inc.

                              American Express Insurance                                 Vice President
                              Agency of Nevada Inc.

                              American Express Insurance                                 Vice President
                              Agency of Oregon Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Kentucky Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Maryland Inc.

                              American Express Property                                  Vice President
                              Casualty Insurance Agency
                              of Pennsylvania Inc.

                              IDS Insurance Agency of                                    Vice President
                              Alabama Inc.

                              IDS Insurance Agency of                                    Vice President
                              Arkansas Inc.

                              IDS Insurance Agency of                                    Vice President
                              Massachusetts Inc.

                              IDS Insurance Agency of New                                Vice President
                              Mexico Inc.

                              IDS Insurance Agency of                                    Vice President
                              North Carolina Inc.

                              IDS Insurance Agency of                                    Vice President
                              Ohio Inc.

                              IDS Insurance Agency of                                    Vice President
                              Wyoming Inc.

                              IDS Life Insurance Company    Box 5144                     Director
                              of New York                   Albany, NY 12205
----------------------------- ----------------------------- ---------------------------- ----------------------------


Item 29. Principal Underwriters.

(a)      American Express Financial Advisors acts as principal underwriter for the following investment companies:

         IDS Bond Fund, Inc.; IDS California Tax-Exempt Trust; IDS Discovery Fund, Inc.; IDS Equity
         Select Fund, Inc.; IDS Extra Income Fund, Inc.; IDS Federal Income Fund, Inc.; IDS Global
         Series, Inc.; IDS Growth Fund, Inc.; IDS High Yield Tax-Exempt Fund, Inc.; IDS International
         Fund, Inc.; IDS Investment Series, Inc.; IDS Managed Retirement Fund, Inc.; IDS Market
         Advantage Series, Inc.; IDS Money Market Series, Inc.; IDS New Dimensions Fund, Inc.; IDS
         Precious Metals Fund, Inc.; IDS Progressive Fund, Inc.; IDS Selective Fund, Inc.; IDS Special
         Tax-Exempt Series Trust; IDS Stock Fund, Inc.; IDS Strategy Fund, Inc.; IDS Tax-Exempt Bond
         Fund, Inc.; IDS Tax-Free Money Fund, Inc.; IDS Utilities Income Fund, Inc., Growth Trust;
         Growth and Income Trust; Income Trust, Tax-Free Income Trust, World Trust and IDS Certificate
         Company.

(b)      As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address           Position and Offices with         Offices with Registrant
                                              Underwriter
--------------------------------------------- --------------------------------- --------------------------

Ronald G. Abrahamson                          Vice President-Service Quality    None
IDS Tower 10                                  and Reengineering
Minneapolis, MN  55440

Douglas A. Alger                              Senior Vice President-Human       None
IDS Tower 10                                  Resources
Minneapolis, MN  55440

Peter J. Anderson                             Senior Vice                       Vice President
IDS Tower 10                                  President-Investment Operations
Minneapolis, MN  55440

Ward D. Armstrong                             Vice President-American           None
IDS Tower 10                                  Express, Institutional Services
Minneapolis, MN  55440

John M. Baker                                 Vice President-Plan Sponsor       None
IDS Tower 10                                  Services
Minneapolis, MN  55440

Joseph M. Barsky III                          Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Timothy V. Bechtold                           Vice President-Risk Management    None
IDS Tower 10                                  Products
Minneapolis, MN  55440

John D. Begley                                Group Vice                        None
Suite 100                                     President-Ohio/Indiana
7760 Olentangy River Rd.
Columbus, OH  43235

Brent L. Bisson                               Group Vice President-Los          None
Suite 900, E. Westside Twr                    Angeles Metro
11835 West Olympic Blvd.
Los Angeles, CA  90064

John C. Boeder                                Vice President-Mature Market      None
IDS Tower 10                                  Group
Minneapolis, MN  55440

Walter K. Booker                              Group Vice President-New Jersey   None
Suite 200, 3500 Market Street
Camp Hill, NJ  17011

Bruce J. Bordelon                             Group Vice President-Gulf States  None
Galleria One Suite 1900
Galleria Blvd.
Metairie, LA  70001

Charles R. Branch                             Group Vice President-Northwest    None
Suite 200
West 111 North River Dr.
Spokane, WA  99201

Douglas W. Brewers                            Vice President-Sales Support      None
IDS Tower 10
Minneapolis, MN  55440

Karl J. Breyer                                Senior Vice President-Law and     None
IDS Tower 10                                  Corporate
Minneapolis, MN  55440                        Affairs

Daniel J. Candura                             Vice President-Marketing Support  None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                            Vice President-American Express   None
IDS Tower 10                                  Securities Services
Minneapolis, MN  55440

Mark W. Carter                                Senior Vice President and Chief   None
IDS Tower 10                                  Marketing Officer
Minneapolis, MN  55440

James E. Choat                                Senior Vice                       None
IDS Tower 10                                  President-Institutional
Minneapolis, MN  55440                        Products Group

Kenneth J. Ciak                               Vice President and General        None
IDS Property Casualty                         Manager-IDS Property Casualty
1400 Lombardi Avenue
Green Bay, WI  54304

Paul A. Connolly                              Vice President - Advisor          None
IDS Tower 10                                  Staffing, Training and Support
Minneapolis, MN 55440

Roger C. Corea                                Group Vice President-Upstate      None
290 Woodcliff Drive                           New York
Fairport, NY  14450

Henry J. Cormier                              Group Vice President-Connecticut  None
Commerce Center One
333 East River Drive
East Hartford, CT  06108

John M. Crawford                              Group Vice President-Arkansas /   None
Suite 200                                     Springfield / Memphis
10800 Financial Ctr Pkwy
Little Rock, AR  72211

Kevin F. Crowe                                Group Vice                        None
Suite 312                                     President-Carolinas/Eastern
7300 Carmel Executive Pk                      Georgia
Charlotte, NC  28226

Colleen Curran                                Vice President and assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

Reginia David                                 Vice President-Systems Services   None
IDS Tower 10
Minneapolis, MN  55440

Luz Maria Davis                               Vice President-Communications     None
IDS Tower 10
Minneapolis, MN  55440

Scott M. DiGiammarino                         Group Vice                        None
Suite 500, 8045 Leesburg Pike                 President-Washington/Baltimore
Vienna, VA  22182

Bradford L. Drew                              Group Vice President-Eastern      None
Two Datran Center                             Florida
Penthouse One B
9130 S. Dadeland Blvd.
Miami, FL  33156

James P. Egge                                 Group Vice President - Western    None
4305 South Louise, Suite 202                  Iowa, Nebraska, Dakotas
Sioux Falls, SD  57103

Gordon L. Eid                                 Senior Vice President, General    None
IDS Tower 10                                  Counsel and Chief Compliance
Minneapolis, MN  55440                        Officer

Robert M. Elconin                             Vice President-Government         None
IDS Tower 10                                  Relations
Minneapolis, MN  55440

Louise P. Evenson                             Group Vice President-San          None
Suite 200                                     Francisco Bay Area
1333 N. California Blvd.
Walnut Creek, CA  94596

Phillip W. Evans,                             Group Vice President - Rocky      None
Suite 600                                     Mountain
6985 Union Park Center
Midvale, UT  84047-4177

Gordon M. Fines                               Vice President-Mutual Fund        None
IDS Tower 10                                  Equity Investments
Minneapolis, MN  55440

Douglas L. Forsberg                           Vice President-Institutional      None
IDS Tower 10                                  Products Group
Minneapolis, MN  55440

Jeffrey P. Fox                                Vice President and Corporate      None
IDS Tower 10                                  Controller
Minneapolis, MN  55440

William P. Fritz                              Group Vice President-Gateway      None
Suite 160
12855 Flushing Meadows Dr
St. Louis, MO  63131

Carl W. Gans                                  Group Vice President-Twin City    None
8500 Tower Suite 1770                         Metro
8500 Normandale Lake Blvd.
Bloomington, MN  55437

David A. Hammer                               Vice President and Marketing      None
IDS Tower 10                                  Controller
Minneapolis, MN  55440

Teresa A. Hanratty                            Group Vice President-Northern     None
Suites 6&7                                    New England
169 South River Road
Bedford, NH  03110

Robert L. Harden                              Group Vice President-Boston       None
Two Constitution Plaza                        Metro
Boston, MA  02129

Lorraine R. Hart                              Vice President-Insurance          None
IDS Tower 10                                  Investments
Minneapolis, MN  55440

Scott A. Hawkinson                            Vice President-Assured Assets     None
IDS Tower 10                                  Product Development and
Minneapolis, MN  55440                        Management

Brian M. Heath                                Group Vice President-North Texas  None
Suite 150
801 E. Campbell Road
Richardson, TX  75081

Janis K. Heaney                               Vice President - Incentive        None
IDS Tower 10                                  Management
Minneapolis, MN  55440

James G. Hirsh                                Vice President and Assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

Jon E. Hjelm                                  Group Vice President-Rhode        None
319 Southbridge Street                        Island/Central-Western
Auburn, MA  01501                             Massachusetts

David J. Hockenberry                          Group Vice President-Eastern      None
30 Burton Hills Blvd.                         Tennessee
Suite 175
Nashville, TN  37215

Jeffrey S. Horton                             Vice President and Treasurer      None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                               Chairman, President and Chief     Board member
IDS Tower 10                                  Executive Officer
Minneapolis, MN  55440

Martin G. Hurwitz                             Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

James M. Jensen                               Vice President-Insurance          None
IDS Tower 10                                  Product Development and
Minneapolis, MN  55440                        Management

Marietta L. Johns                             Senior Vice President-Field       None
IDS Tower 10                                  Management
Minneapolis, MN  55440

Nancy E. Jones                                Vice President - Business         None
IDS Tower 10                                  Development
Minneapolis, MN  55440

James E. Kaarre                               Vice President-Marketing          None
IDS Tower 10                                  Promotions
Minneapolis, MN  55440

Matthew N. Karstetter                         Vice President-Investment         None
IDS Tower 10                                  Accounting
Minneapolis, MN  55440

Linda B. Keene                                Vice President-Market             None
IDS Tower 10                                  Development
Minneapolis, MN  55440

G. Michael Kennedy                            Vice President-Investment         None
IDS Tower 10                                  Services and Investment Research
Minneapolis, MN  55440

Susan D. Kinder                               Senior Vice                       None
IDS Tower 10                                  President-Distribution Services
Minneapolis, MN  55440

Brian Kleinberg                               Executive Vice                    None
IDS Tower 10                                  President-Financial Direct
Minneapolis, MN  55440

Richard W. Kling                              Senior Vice President-Products    None
IDS Tower 10
Minneapolis, MN  55440

Paul F. Kolkman                               Vice President-Actuarial Finance  None
IDS Tower 10
Minneapolis, MN  55440

Claire Kolmodin                               Vice President-Service Quality    None
IDS Tower 10
Minneapolis, MN  55440

David S. Kreager                              Group Vice President-Greater      None
Suite 108                                     Michigan
Trestle Bridge V
5136 Lovers Lane
Kalamazoo, MI  49002

Steven C. Kumagai                             Director and Senior Vice          None
IDS Tower 10                                  President-Field Management and
Minneapolis, MN  55440                        Business Systems

Mitre Kutanovski                              Group Vice President-Chicago      None
Suite 680                                     Metro
8585 Broadway
Merrillville, IN  48410

Edward Labenski Jr.                           Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Kurt A. Larson                                Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Lori J. Larson                                Vice President - Brokerage and    None
IDS Tower 10                                  Direct Services
Minneapolis, MN  55440

Daniel E. Laufenberg                          Vice President and Chief U.S.     None
IDS Tower 10                                  Economist
Minneapolis, MN  55440

Peter A. Lefferts                             Senior Vice President-Corporate   None
IDS Tower 10                                  Strategy and Development
Minneapolis, MN  55440

Douglas A. Lennick                            Director and Executive Vice       None
IDS Tower 10                                  President-Private Client Group
Minneapolis, MN  55440

Mary J. Malevich                              Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Fred A. Mandell                               Vice President-Field Marketing    None
IDS Tower 10                                  Readiness
Minneapolis, MN  55440

Daniel E. Martin                              Group Vice President-Pittsburgh   None
Suite 650                                     Metro
5700 Corporate Drive
Pittsburgh, PA  15237

Thomas W. Medcalf                             Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Paula R. Meyer                                Vice President - Assured Assets   None
IDS Tower 10
Minneapolis, MN  55440

William P. Miller                             Vice President and Senior         None
IDS Tower 10                                  Portfolio Manager
Minneapolis, MN  55440

James A. Mitchell                             Executive Vice                    None
IDS Tower 10                                  President-Marketing and Products
Minneapolis, MN  55440

Pamela J. Moret                               Vice President-Variable Assets    None
IDS Tower 10
Minneapolis, MN  55440

Alan D. Morgenstern                           Group Vice President-Central      None
Suite 200                                     California/Western Nevada
3500 Market Street
Camp Hill, NJ  17011

Barry J. Murphy                               Senior Vice President-Client      None
IDS Tower 10                                  Service
Minneapolis, MN  55440

Mary Owens Neal                               Vice President-Mature Market      None
IDS Tower 10                                  Segment
Minneapolis, MN  55440

Thomas V. Nicolosi                            Group Vice President-New York     None
Suite 220                                     Metro Area
500 Mamaroneck Avenue
Harrison, NY  10528

Michael J. O'Keefe                            Vice President - Advisory         None
IDS Tower 10                                  Business Systems
Minneapolis, MN 55440

James R. Palmer                               Vice President-Taxes              None
IDS Tower 10
Minneapolis, MN  55440

Marc A. Parker                                Group Vice President -            None
10200 SW Greenburg Road                       Portland/Eugene
Suite 110
Portland OR 97223

Carla P. Pavone                               Vice President-Compensation and   None
IDS Tower 10                                  Field Administration
Minneapolis, MN  55440

Thomas P. Perrine                             Senior Vice President - Group
IDS Tower 10                                  Relationship Leader/AXP
Minneapolis, MN  55440                        Technologies Financial Services

Susan B. Plimpton                             Vice President-Marketing          None
IDS Tower 10                                  Services
Minneapolis, MN  55440

Larry M. Post                                 Group Vice                        None
One Tower Bridge                              President-Philadelphia Metro
100 Front Street 8th Fl
West Conshohocken, PA  19428

Ronald W. Powell                              Vice President and Assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

Diana R. Prost                                Group Vice President -            None
3030 N.W. Expressway                          Kansas/Oklahoma
Suite 900
Oklahoma City, OK  73112

James M. Punch                                Vice President-Special Projects   None
IDS Tower 10
Minneapolis, MN  55440

Frederick C. Quirsfeld                        Senior Vice President - Fixed     None
IDS Tower 10                                  Income
Minneapolis, MN  55440

R. Daniel Richardson                          Group Vice President-Southern     None
Suite 800                                     Texas
Arboretum Plaza One
9442 Capital of Texas Hwy N.
Austin, TX  78759

ReBecca K. Roloff                             Senior Vice President-Field       None
IDS Tower 10                                  Management and Financial
Minneapolis, MN  55440                        Advisory Service

Stephen W. Roszell                            Senior Vice                       None
IDS Tower 10                                  President-Institutional
Minneapolis, MN  55440

Max G. Roth                                   Group Vice                        None
Suite 201 S IDS Ctr                           President-Wisconsin/Upper
1400 Lombardi Avenue                          Michigan
Green Bay, WI  54304

John P. Ryan                                  Vice President and General        None
IDS Tower 10                                  Auditor
Minneapolis, MN  55440

Erven A. Samsel                               Senior Vice President-Field       None
45 Braintree Hill Park                        Management
Suite 402
Braintree, MA  02184

Russell L. Scalfano                           Group Vice                        None
Suite 201                                     President-Illinois/Indiana/Kentucky
101 Plaza East Blvd.
Evansville, IN  47715

William G. Scholz                             Group Vice                        None
Suite 205                                     President-Arizona/Las Vegas
7333 E Doubletree Ranch Rd
Scottsdale, AZ  85258

Stuart A. Sedlacek                            Senior Vice President and Chief   None
IDS Tower 10                                  Financial Officer
Minneapolis, MN  55440

Donald K. Shanks                              Vice President-Property Casualty  None
IDS Tower 10
Minneapolis, MN  55440

F. Dale Simmons                               Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager, Insurance Investments
Minneapolis, MN  55440

Judy P. Skoglund                              Vice President -Quality and       None
IDS Tower 10                                  Service Support
Minneapolis, MN  55440

William A. Smith                              Vice President and                None
IDS Tower 10                                  Controller-Private Client Group
Minneapolis, MN  55440

James B. Solberg                              Group Vice President-Eastern      None
466 Westdale Mall                             Iowa Area
Cedar Rapids, IA  52404

Bridget Sperl                                 Vice President-Geographic         None
IDS Tower 10                                  Service Teams
Minneapolis, MN  55440

Paul J. Stanislaw                             Group Vice President-Southern     None
Suite 1100                                    California
Two Park Plaza
Irvine, CA  92714

Lisa A. Steffes                               Vice President - Cardmember       None
IDS Tower 10                                  Initiatives
Minneapolis, MN  55440

Lois A. Stilwell                              Group Vice President-Outstate     None
Suite 433                                     Minnesota Area/ North
9900 East Bren Road                           Dakota/Western Wisconsin
Minnetonka, MN  55343

William A. Stoltzmann                         Vice President and Assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

James J. Strauss                              Vice President and General        None
IDS Tower 10                                  Auditor
Minneapolis, MN  55440

Jeffrey J. Stremcha                           Vice President-Information        None
IDS Tower 10                                  Resource Management/ISD
Minneapolis, MN  55440

Barbara Stroup Stewart                        Vice President - Channel          None
IDS Tower 10                                  Development
Minneapolis, MN  55440

Craig P. Taucher                              Group Vice                        None
Suite 150                                     President-Orlando/Jacksonville
4190 Belfort Road
Jacksonville,  FL  32216

Neil G. Taylor                                Group Vice                        None
Suite 425                                     President-Seattle/Tacoma
101 Elliott Avenue West
Seattle, WA  98119

Peter S. Velardi                              Group Vice                        None
Suite 180                                     President-Atlanta/Birmingham
1200 Ashwood Parkway
Atlanta, GA  30338

Charles F. Wachendorfer                       Group Vice President - Detroit    None
8115 East Jefferson Avenue                    Metro
Detroit, MI  48214

Wesley W. Wadman                              Vice President-Senior Portfolio   None
IDS Tower 10                                  Manager
Minneapolis, MN  55440

Donald F. Weaver                              Group Vice President - Greater    None
3500 Market Street, Suite 200                 Pennsylvania
Camp Hill, PA  17011

Norman Weaver Jr.                             Senior Vice President-Field       None
1010 Main St. Suite 2B                        Management
Huntington Beach, CA  92648

Michael L. Weiner                             Vice President-Tax Research and   None
IDS Tower 10                                  Audit
Minneapolis, MN  55440

Lawrence J. Welte                             Vice President-Investment         None
IDS Tower 10                                  Administration
Minneapolis, MN  55440

Jeffry M. Welter                              Vice President-Equity and Fixed   None
IDS Tower 10                                  Income Trading
Minneapolis, MN  55440

Thomas L. White                               Group Vice President-Cleveland    None
Suite 200                                     Metro
28601 Chagrin Blvd.
Woodmere, OH  44122

Eric S. Williams                              Group Vice President-Virginia     None
Suite 250
3951 Westerre Parkway
Richmond, VA  23233

William J. Williams                           Group Vice President-Western      None
Two North Tamiami Trail                       Florida
Suite 702
Sarasota, FL  34236

Edwin M. Wistrand                             Vice President and Assistant      None
IDS Tower 10                                  General Counsel
Minneapolis, MN  55440

Michael D. Wolf                               Vice President- Senior            None
IDS Tower 10                                  Portfolio Manager
Minneapolis, MN  55440

Michael R. Woodward                           Senior Vice President-Field       None
32 Ellicott St                                Management
Suite 100
Batavia, NY  14020


Item 29(c).       Not applicable.

Item 30.          Location of Accounts and Records

                  American Express Financial Corporation
                  IDS Tower 10
                  Minneapolis, MN  55440

Item 31.          Management Services

                  Not Applicable.

Item 32.          Undertakings

                  (a)  Not Applicable.
                  (b)  Not Applicable.
                  (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Special Tax-Exempt Series Trust, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 28th day of August, 1998.


IDS SPECIAL TAX-EXEMPT SERIES TRUST


By  /s/  William R. Pearce**
         William R. Pearce, Chief Executive Officer**


By  /s/  Matthew N. Karstetter
         Matthew N. Karstetter, Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 28th day of August, 1998.

Signature                                            Capacity

/s/  William R. Pearce*                              Chairman of the Board
     William R. Pearce

/s/  H. Brewster Atwater, Jr.*                       Trustee
     H. Brewster Atwater, Jr.

/s/  Lynne V. Cheney*                                Trustee
     Lynn V. Cheney

/s/  William H. Dudley*                              Trustee
     William H. Dudley

/s/  David R. Hubers*                                Trustee
     David R. Hubers

/s/  Heinz F. Hutter*                                Trustee
     Heinz F. Hutter

/s/  Anne P. Jones*                                  Trustee
     Anne P. Jones

/s/  Alan K. Simpson*                                Trustee
     Alan K. Simpson

Signature                                            Capacity

/s/  Edson W. Spencer*                               Trustee
     Edson W. Spencer

/s/  John R. Thomas*                                 Trustee
     John R. Thomas

/s/  Wheelock Whitney*                               Trustee
     Wheelock Whitney

/s/  C. Angus Wurtele*                               Trustee
     C. Angus Wurtele


*Signed pursuant to Trustees' Power of Attorney, dated January 7, 1998, filed electronically as Exhibit 19(a), by:



/s/ Leslie L. Ogg
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney, dated November 1, 1995, filed electronically as Exhibit 19(b) to Registrant's Post-Effective Amendment No. 29 to Registration Statement No. 33-5102, by:



/s/ Leslie L. Ogg
Leslie L. Ogg

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CONTENTS OF THIS
POST-EFFECTIVE AMENDMENT NO. 30
TO REGISTRATION STATEMENT NO. 33-5102

This Post-Effective Amendment comprises the following papers and documents:

The facing sheet.

The cross-reference page.

PART A

         Prospectus for IDS California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds.

         Prospectus for IDS Insured Tax-Exempt Fund.

PART B

         Statement of Additional Information for IDS California, Massachusetts, Michigan, Minnesota, New York and Ohio Tax-Exempt Funds.

         Statement of Additional Information for IDS Insured Tax-Exempt Fund.

         Financial statements.

PART C

         Other information.

The signatures.